UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2021

Date of reporting period: October 31, 2020

Item 1.	Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

OCTOBER 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Dow Jones U.S. ETF | IYY | NYSE Arca

•	iShares Transportation Average ETF | IYT | Cboe BZX

•	iShares U.S. Energy ETF | IYE | NYSE Arca

•	iShares U.S. Healthcare ETF | IYH | NYSE Arca

•	iShares U.S. Technology ETF | IYW | NYSE Arca

•	iShares U.S. Utilities ETF | IDU | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of October 31, 2020	iShares® Dow Jones U.S. ETF

Investment Objective

The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones U.S. IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	14.70%	10.07%	11.38%	12.66%	10.07%	71.38%	229.29%
Fund Market	14.74	10.04	11.38	12.65	10.04	71.38	229.11
Index	14.81	10.29	11.59	12.87	10.29	73.03	235.61

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,147.00	$ 1.08		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	27.4%
Health Care	13.9
Consumer Discretionary	12.2
Communication Services	10.6
Financials	10.0
Industrials	8.7
Consumer Staples	6.4
Utilities	3.1
Real Estate	3.1
Materials	2.7
Energy	1.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple Inc.	5.6%
Microsoft Corp.	4.9
Amazon.com Inc.	4.2
Facebook Inc., Class A	2.0
Alphabet Inc., Class A	1.6
Alphabet Inc., Class C	1.5
Berkshire Hathaway Inc., Class B	1.3
Johnson & Johnson	1.2
Procter & Gamble Co. (The)	1.1
NVIDIA Corp.	1.0

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® Transportation Average ETF

Investment Objective

The iShares Transportation Average ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the Dow Jones Transportation Average IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	31.84	%(a)	5.67%	7.41%	9.91%	5.67%	42.98%	157.34%
Fund Market	31.80		5.65	7.42	9.91	5.65	43.00	157.33
Index	33.64		7.45	8.08	10.51	7.45	47.49	171.61

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,318.40	$ 2.45		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Road & Rail	49.7%
Air Freight & Logistics	27.4
Airlines	17.5
Marine	5.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

FedEx Corp.	13.2%
Norfolk Southern Corp.	10.4
Union Pacific Corp.	8.7
Kansas City Southern	8.7
Landstar System Inc.	6.2
CSX Corp.	4.9
United Parcel Service Inc., Class B	4.8
CH Robinson Worldwide Inc.	4.7
Expeditors International of Washington Inc.	4.7
JB Hunt Transport Services Inc.	4.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020	iShares® U.S. Energy ETF

Investment Objective

The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Dow Jones U.S. Oil & Gas IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(21.22)%	(46.01)%	(13.37)%	(4.96)%	(46.01)%	(51.21)%	(39.89)%
Fund Market	(21.12)	(46.04)	(13.39)	(4.97)	(46.04)	(51.28)	(39.93)
Index	(21.10)	(45.82)	(13.02)	(4.59)	(45.82)	(50.22)	(37.48)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 787.80	$ 1.89		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Oil, Gas & Consumable Fuels	89.7%
Energy Equipment & Services	7.9
Semiconductors & Semiconductor Equipment	1.3
Electric Utilities	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Exxon Mobil Corp.	23.3%
Chevron Corp.	22.6
ConocoPhillips	4.7
Williams Companies Inc. (The)	3.9
Kinder Morgan Inc./DE	3.9
Schlumberger Ltd.	3.5
Phillips 66	3.5
EOG Resources Inc.	3.4
Marathon Petroleum Corp.	3.3
Valero Energy Corp.	2.7

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® U.S. Healthcare ETF

Investment Objective

The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the Dow Jones U.S. Health Care IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.10%	12.33%	9.63%	14.76%	12.33%	58.39%	296.29%
Fund Market	4.11	12.27	9.64	14.76	12.27	58.42	296.07
Index	4.32	12.80	10.06	15.24	12.80	61.52	313.13

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,041.00	$ 2.16		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Health Care Equipment & Supplies	27.9%
Pharmaceuticals	26.8
Health Care Providers & Services	18.1
Biotechnology	17.0
Life Sciences Tools & Services	9.7
Health Care Technology	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Johnson & Johnson	8.6%
UnitedHealth Group Inc.	6.9
Pfizer Inc.	4.7
Merck & Co. Inc.	4.5
Thermo Fisher Scientific Inc.	4.4
Abbott Laboratories	4.4
AbbVie Inc.	3.6
Danaher Corp.	3.4
Medtronic PLC	3.2
Bristol-Myers Squibb Co.	3.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020	iShares® U.S. Technology ETF

Investment Objective

The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Dow Jones U.S. Technology Capped (TR) IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	25.25%	39.15%	22.95%	17.98%	39.15%	180.99%	422.61%
Fund Market	25.40	39.22	22.97	17.98	39.22	181.16	422.71
Index	25.51	39.74	23.50	18.46	39.74	187.30	443.95

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Technology Total Return Index. Index performance beginning on June 24, 2019 reflects the performance of the Dow Jones U.S. Technology Capped (TR) IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,252.50	$ 2.38		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Software	36.7%
Technology Hardware, Storage & Peripherals	20.9
Semiconductors & Semiconductor Equipment	19.8
Interactive Media & Services	12.9
IT Services	4.5
Communications Equipment	2.9
Other (each representing less than 1%)	2.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apple Inc.	19.8%
Microsoft Corp.	17.3
Facebook Inc., Class A	4.4
NVIDIA Corp.	4.0
Alphabet Inc., Class A	3.5
Alphabet Inc., Class C	3.4
Adobe Inc.	2.8
salesforce.com Inc.	2.7
Intel Corp.	2.4
Cisco Systems Inc.	2.0

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® U.S. Utilities ETF

Investment Objective

The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Dow Jones U.S. Utilities IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.05%	(2.36)%	10.20%	10.58%	(2.36)%	62.55%	173.37%
Fund Market	9.06	(2.37)	10.21	10.58	(2.37)	62.57	173.33
Index	9.28	(1.93)	10.70	11.08	(1.93)	66.26	185.95

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$ 1,090.50	$ 2.21		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Electric Utilities	60.4%
Multi-Utilities	29.9
Water Utilities	3.8
Gas Utilities	3.6
Independent Power and Renewable Electricity Producers	2.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

NextEra Energy Inc.	15.0%
Duke Energy Corp.	7.1
Dominion Energy Inc.	7.0
Southern Co. (The)	6.3
American Electric Power Co. Inc.	4.6
Exelon Corp.	4.0
Xcel Energy Inc.	3.8
Sempra Energy	3.8
WEC Energy Group Inc.	3.3
Eversource Energy	3.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
Axon Enterprise Inc.(a)(b)	2,596	$256,744
Boeing Co. (The)	21,205	3,061,790
BWX Technologies Inc.	3,785	208,213
Curtiss-Wright Corp.	1,684	142,062
General Dynamics Corp.	9,302	1,221,632
HEICO Corp.	1,711	179,741
HEICO Corp., Class A	2,961	276,853
Hexcel Corp.	3,436	115,037
Howmet Aerospace Inc.	15,439	266,323
Huntington Ingalls Industries Inc.	1,646	242,752
L3Harris Technologies Inc.	8,624	1,389,413
Lockheed Martin Corp.	9,832	3,442,478
Mercury Systems Inc.(a)	2,221	152,982
Northrop Grumman Corp.	6,185	1,792,537
Raytheon Technologies Corp.	61,054	3,316,453
Teledyne Technologies Inc.(a)	1,468	453,832
Textron Inc.	9,147	327,463
TransDigm Group Inc.	2,176	1,038,844

		17,885,149

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	5,385	476,196
Expeditors International of Washington Inc.	6,757	597,116
FedEx Corp.	9,633	2,499,475
United Parcel Service Inc., Class B	28,259	4,439,771
XPO Logistics Inc.(a)	3,670	330,300

		8,342,858

Airlines — 0.2%
Alaska Air Group Inc.	5,029	190,549
American Airlines Group Inc.	20,652	232,955
Delta Air Lines Inc.	25,602	784,445
JetBlue Airways Corp.(a)	10,864	130,042
Southwest Airlines Co.	23,676	935,912
United Airlines Holdings Inc.(a)	11,680	395,485

		2,669,388

Auto Components — 0.2%
Aptiv PLC	10,804	1,042,478
Autoliv Inc.	3,145	238,391
BorgWarner Inc.	9,701	339,341
Gentex Corp.	9,752	269,838
Lear Corp.	2,224	268,681

		2,158,729

Automobiles — 1.2%
Ford Motor Co.	156,449	1,209,351
General Motors Co.	50,444	1,741,832
Harley-Davidson Inc.	6,248	205,434
Tesla Inc.(a)	29,827	11,574,069
Thor Industries Inc.(b)	2,176	184,046

		14,914,732

Banks — 3.3%
Bank of America Corp.	305,244	7,234,283
Bank OZK	4,989	123,627
BOK Financial Corp.	1,258	73,895
Citigroup Inc.	83,203	3,446,268
Citizens Financial Group Inc.	16,956	462,051
Comerica Inc.	5,463	248,621
Commerce Bancshares Inc.	3,984	248,004
Cullen/Frost Bankers Inc.	2,286	160,637

Security	Shares	Value

Banks (continued)
East West Bancorp. Inc.	5,815	$212,131
Fifth Third Bancorp.	28,442	660,423
First Citizens BancShares Inc./NC, Class A	290	134,183
First Financial Bankshares Inc.	5,566	165,923
First Horizon National Corp.	22,223	231,342
First Republic Bank/CA	6,908	871,375
FNB Corp.	13,125	99,225
Glacier Bancorp. Inc.	3,908	139,906
Home BancShares Inc./AR	6,167	102,372
Huntington Bancshares Inc./OH	41,148	429,585
JPMorgan Chase & Co.	121,942	11,955,194
KeyCorp.	39,476	512,399
M&T Bank Corp.	5,166	535,094
People’s United Financial Inc.	16,524	176,311
Pinnacle Financial Partners Inc.	3,170	145,154
PNC Financial Services Group Inc. (The)	16,965	1,898,044
Popular Inc.	3,216	135,715
Prosperity Bancshares Inc.	3,792	208,977
Regions Financial Corp.	38,659	514,165
Signature Bank/New York NY	2,157	174,156
SVB Financial Group(a)	2,079	604,365
Synovus Financial Corp.	5,850	152,100
TCF Financial Corp.	6,114	166,362
Truist Financial Corp.	53,858	2,268,499
U.S. Bancorp.	54,784	2,133,837
UMB Financial Corp.	1,719	104,636
Umpqua Holdings Corp.	8,827	110,867
United Bankshares Inc./WV	5,091	133,537
Valley National Bancorp.	15,717	120,078
Webster Financial Corp.	3,683	118,630
Wells Fargo & Co.	164,660	3,531,957
Western Alliance Bancorp.	4,190	172,628
Wintrust Financial Corp.	2,306	113,524
Zions Bancorp NA	6,425	207,335

		41,237,415

Beverages — 1.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)	366	380,340
Brown-Forman Corp., Class B, NVS	7,298	508,743
Coca-Cola Co. (The)	154,762	7,437,862
Constellation Brands Inc., Class A	6,740	1,113,650
Keurig Dr Pepper Inc.	18,651	501,712
Molson Coors Beverage Co., Class B	7,510	264,803
Monster Beverage Corp.(a)	14,818	1,134,614
National Beverage Corp.(a)(b)	479	37,501
PepsiCo Inc.	55,430	7,388,265

		18,767,490

Biotechnology — 2.3%
AbbVie Inc.	70,687	6,015,464
ACADIA Pharmaceuticals Inc.(a)	4,513	209,629
Acceleron Pharma Inc.(a)	2,091	218,677
Agios Pharmaceuticals Inc.(a)	2,371	95,006
Alexion Pharmaceuticals Inc.(a)	8,797	1,012,887
Alkermes PLC(a)	6,116	99,385
Allogene Therapeutics Inc.(a)	2,522	85,546
Alnylam Pharmaceuticals Inc.(a)	4,655	572,425
Amgen Inc.	23,408	5,078,132
Biogen Inc.(a)	6,359	1,602,913
BioMarin Pharmaceutical Inc.(a)	7,215	537,012
Bluebird Bio Inc.(a)(b)	2,564	132,584

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Blueprint Medicines Corp.(a)	2,170	$221,948
Emergent BioSolutions Inc.(a)	1,805	162,396
Exact Sciences Corp.(a)	6,028	746,447
Exelixis Inc.(a)	12,405	254,054
FibroGen Inc.(a)	3,269	125,464
Gilead Sciences Inc.	50,106	2,913,664
Incyte Corp.(a)	7,461	646,421
Ionis Pharmaceuticals Inc.(a)	5,607	263,249
Moderna Inc.(a)	12,077	814,835
Neurocrine Biosciences Inc.(a)	3,701	365,178
Novavax Inc.(a)	2,263	182,647
Regeneron Pharmaceuticals Inc.(a)	4,174	2,268,819
Sarepta Therapeutics Inc.(a)	3,151	428,252
Seagen Inc.(a)	4,889	815,485
Ultragenyx Pharmaceutical Inc.(a)	2,260	227,130
United Therapeutics Corp.(a)	1,759	236,111
Vertex Pharmaceuticals Inc.(a)	10,397	2,166,319
Vir Biotechnology Inc.(a)(b)	2,601	81,775

		28,579,854

Building Products — 0.5%
A O Smith Corp.	5,502	284,398
Allegion PLC	3,654	359,919
Armstrong World Industries Inc.	1,980	118,602
Carrier Global Corp.	32,498	1,085,108
Fortune Brands Home & Security Inc.	5,584	451,578
Johnson Controls International PLC	29,658	1,251,864
Lennox International Inc.	1,384	375,978
Masco Corp.	10,404	557,654
Owens Corning	4,276	279,950
Trane Technologies PLC	9,616	1,276,524
Trex Co. Inc.(a)	4,626	321,692

		6,363,267

Capital Markets — 2.7%
Affiliated Managers Group Inc.	1,916	144,409
Ameriprise Financial Inc.	4,827	776,326
Apollo Global Management Inc.	8,372	308,592
Ares Management Corp., Class A	3,794	160,486
Bank of New York Mellon Corp. (The)	32,457	1,115,223
BlackRock Inc.(c)	5,668	3,396,322
Blackstone Group Inc. (The), Class A	26,744	1,348,433
Carlyle Group Inc. (The)	4,619	115,105
Cboe Global Markets Inc.	4,413	358,733
Charles Schwab Corp. (The)	59,374	2,440,865
CME Group Inc.	14,370	2,165,846
Eaton Vance Corp., NVS	4,732	282,926
FactSet Research Systems Inc.	1,516	464,654
Federated Hermes Inc.	3,935	94,047
Franklin Resources Inc.	10,701	200,644
Goldman Sachs Group Inc. (The)	13,746	2,598,544
Interactive Brokers Group Inc., Class A	3,237	153,984
Intercontinental Exchange Inc.	22,402	2,114,749
Invesco Ltd.	15,413	202,064
Janus Henderson Group PLC	5,820	141,426
KKR & Co. Inc.	22,442	766,394
Lazard Ltd., Class A	4,504	151,650
LPL Financial Holdings Inc.	3,241	259,053
MarketAxess Holdings Inc.	1,509	813,125
Moody’s Corp.	6,469	1,700,700
Morgan Stanley	57,081	2,748,450

Security	Shares	Value

Capital Markets (continued)
Morningstar Inc.	827	$157,444
MSCI Inc.	3,357	1,174,413
Nasdaq Inc.	4,603	556,917
Northern Trust Corp.	8,337	652,537
Raymond James Financial Inc.	4,960	379,142
S&P Global Inc.	9,632	3,108,535
SEI Investments Co.	4,872	239,459
State Street Corp.	14,175	834,908
Stifel Financial Corp.	2,698	157,725
T Rowe Price Group Inc.	9,065	1,148,173
Tradeweb Markets Inc., Class A	3,643	198,471
Virtu Financial Inc., Class A	2,969	63,477

		33,693,951

Chemicals — 1.8%
Air Products & Chemicals Inc.	8,857	2,446,658
Albemarle Corp.	4,266	397,634
Ashland Global Holdings Inc.	2,185	152,447
Axalta Coating Systems Ltd.(a)	8,300	208,413
Celanese Corp.	4,728	536,675
CF Industries Holdings Inc.	8,644	238,661
Chemours Co. (The)	6,663	134,193
Corteva Inc.	30,040	990,719
Dow Inc.	29,542	1,343,866
DuPont de Nemours Inc.	29,456	1,675,457
Eastman Chemical Co.	5,406	437,021
Ecolab Inc.	9,903	1,818,092
Element Solutions Inc.(a)	8,264	96,854
FMC Corp.	5,229	537,227
Huntsman Corp.	8,202	199,227
Ingevity Corp.(a)	1,724	94,613
International Flavors & Fragrances Inc.	4,283	439,693
Linde PLC	20,997	4,626,479
LyondellBasell Industries NV, Class A	10,351	708,526
Mosaic Co. (The)	14,018	259,333
NewMarket Corp.	296	105,876
PPG Industries Inc.	9,408	1,220,406
RPM International Inc.	5,213	441,385
Scotts Miracle-Gro Co. (The)	1,606	240,980
Sherwin-Williams Co. (The)	3,271	2,250,383
Valvoline Inc.	7,411	145,774
Westlake Chemical Corp.	1,455	98,387
WR Grace & Co.	2,541	110,508

		21,955,487

Commercial Services & Supplies — 0.5%
ADT Inc.	6,590	43,428
Cimpress PLC(a)	779	57,179
Cintas Corp.	3,489	1,097,465
Clean Harbors Inc.(a)	2,072	109,754
Copart Inc.(a)	8,213	906,387
IAA Inc.(a)	5,305	300,210
MSA Safety Inc.	1,477	194,846
Republic Services Inc.	8,359	737,013
Rollins Inc.	5,920	342,472
Stericycle Inc.(a)	3,708	231,008
Tetra Tech Inc.	2,186	220,589
Waste Management Inc.	15,577	1,680,914

		5,921,265

Communications Equipment — 0.7%
Arista Networks Inc.(a)	2,185	456,446

12	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Ciena Corp.(a)	6,218	$244,927
Cisco Systems Inc.	169,540	6,086,486
EchoStar Corp., Class A(a)	1,842	42,661
F5 Networks Inc.(a)	2,455	326,368
Juniper Networks Inc.	13,412	264,485
Lumentum Holdings Inc.(a)	2,956	244,432
Motorola Solutions Inc.	6,784	1,072,279
Ubiquiti Inc.(b)	307	56,982
Viavi Solutions Inc.(a)	8,807	108,766

		8,903,832

Construction & Engineering — 0.1%
AECOM(a)	6,555	293,926
EMCOR Group Inc.	2,185	148,995
Jacobs Engineering Group Inc.	5,242	497,990
MasTec Inc.(a)(b)	2,391	118,689
Quanta Services Inc.	5,584	348,609
Valmont Industries Inc.	835	118,529

		1,526,738

Construction Materials — 0.1%
Eagle Materials Inc.	1,651	140,748
Martin Marietta Materials Inc.	2,498	665,342
Vulcan Materials Co.	5,321	770,694

		1,576,784

Consumer Finance — 0.5%
Ally Financial Inc.	14,723	392,810
American Express Co.	26,050	2,376,802
Capital One Financial Corp.	18,338	1,340,141
Credit Acceptance Corp.(a)(b)	489	145,781
Discover Financial Services	12,336	801,963
FirstCash Inc.	1,752	91,174
Green Dot Corp., Class A(a)	2,072	110,479
LendingTree Inc.(a)(b)	307	99,342
OneMain Holdings Inc.	2,943	102,681
Santander Consumer USA Holdings Inc.	2,914	59,271
SLM Corp.	15,108	138,842
Synchrony Financial	21,633	541,258

		6,200,544

Containers & Packaging — 0.4%
Amcor PLC	62,290	649,685
AptarGroup Inc.	2,583	294,694
Avery Dennison Corp.	3,319	459,316
Ball Corp.	13,108	1,166,612
Berry Global Group Inc.(a)	5,304	247,326
Crown Holdings Inc.(a)	5,431	465,980
Graphic Packaging Holding Co.	11,567	153,725
International Paper Co.	15,855	693,656
Packaging Corp. of America	3,764	430,940
Sealed Air Corp.	6,108	241,816
Silgan Holdings Inc.	3,279	112,962
Sonoco Products Co.	3,900	190,671
Westrock Co.	10,327	387,779

		5,495,162

Distributors — 0.1%
Genuine Parts Co.	5,736	518,706
LKQ Corp.(a)	11,237	359,472
Pool Corp.	1,604	561,127

		1,439,305

Security	Shares	Value

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	2,438	$385,326
Chegg Inc.(a)	4,989	366,392
frontdoor Inc.(a)	3,373	133,638
Grand Canyon Education Inc.(a)	1,935	151,646
H&R Block Inc.	8,032	138,632
Service Corp. International	7,024	325,282
Terminix Global Holdings Inc.(a)(b)	5,351	251,979

		1,752,895

Diversified Financial Services — 1.3%
Berkshire Hathaway Inc., Class B(a)	79,313	16,013,295
Equitable Holdings Inc.	16,078	345,516
Jefferies Financial Group Inc.	8,543	166,674
Voya Financial Inc.	5,082	243,580

		16,769,065

Diversified Telecommunication Services — 1.5%
AT&T Inc.	285,226	7,706,807
CenturyLink Inc.	39,377	339,430
GCI Liberty Inc., Class A(a)	4,067	330,362
Liberty Global PLC, Class A(a)	5,707	108,319
Liberty Global PLC, Class C, NVS(a)	14,887	277,791
Verizon Communications Inc.	165,601	9,437,601

		18,200,310

Electric Utilities — 1.9%
ALLETE Inc.	2,074	106,977
Alliant Energy Corp.	10,048	555,453
American Electric Power Co. Inc.	19,808	1,781,333
Avangrid Inc.	2,194	108,252
Duke Energy Corp.	29,392	2,707,297
Edison International	15,223	853,097
Entergy Corp.	7,978	807,533
Evergy Inc.	9,132	504,086
Eversource Energy	13,754	1,200,312
Exelon Corp.	39,029	1,556,867
FirstEnergy Corp.	21,654	643,557
Hawaiian Electric Industries Inc.	4,477	147,920
IDACORP Inc.	1,992	174,758
NextEra Energy Inc.	78,444	5,742,885
NRG Energy Inc.	9,733	307,758
OGE Energy Corp.	7,970	245,237
PG&E Corp.(a)	58,827	562,386
Pinnacle West Capital Corp.	4,471	364,700
PNM Resources Inc.	3,177	158,850
Portland General Electric Co.	3,521	138,375
PPL Corp.	30,835	847,963
Southern Co. (The)	42,209	2,424,907
Xcel Energy Inc.	21,033	1,472,941

		23,413,444

Electrical Equipment — 0.6%
Acuity Brands Inc.	1,577	140,574
AMETEK Inc.	9,137	897,253
Eaton Corp. PLC	15,986	1,659,187
Emerson Electric Co.	23,876	1,546,926
EnerSys	1,632	116,851
Generac Holdings Inc.(a)	2,536	532,940
Hubbell Inc.	2,211	321,723
nVent Electric PLC	6,820	123,101
Regal Beloit Corp.	1,644	162,181
Rockwell Automation Inc.	4,632	1,098,340

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Sensata Technologies Holding PLC(a)	6,144	$268,554

		6,867,630

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	11,958	1,349,341
Arrow Electronics Inc.(a)	3,116	242,705
Avnet Inc.	3,742	92,315
CDW Corp./DE	5,691	697,717
Cognex Corp.	6,910	455,369
Coherent Inc.(a)	970	121,386
Corning Inc.	30,542	976,428
Dolby Laboratories Inc., Class A	2,562	192,355
FLIR Systems Inc.	5,121	177,647
IPG Photonics Corp.(a)	1,422	264,435
Itron Inc.(a)	1,631	110,826
Jabil Inc.	5,240	173,654
Keysight Technologies Inc.(a)	7,485	784,952
Littelfuse Inc.	978	193,585
National Instruments Corp.	5,276	165,033
SYNNEX Corp.	1,612	212,204
TE Connectivity Ltd.	13,247	1,283,369
Trimble Inc.(a)	10,052	483,803
Vontier Corp.(a)	5,412	155,541
Zebra Technologies Corp., Class A(a)	2,155	611,244

		8,743,909

Energy Equipment & Services — 0.1%
Baker Hughes Co.	25,948	383,252
Halliburton Co.	35,456	427,600
National Oilwell Varco Inc.	15,443	129,721
Schlumberger Ltd.	55,497	829,125
TechnipFMC PLC	16,770	92,738

		1,862,436

Entertainment — 1.9%
Activision Blizzard Inc.	30,848	2,336,119
Electronic Arts Inc.(a)	11,573	1,386,793
Liberty Media Corp.-Liberty Formula One, Class A(a)	925	30,803
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	8,185	295,724
Live Nation Entertainment Inc.(a)	5,733	279,770
Madison Square Garden Sports Corp.(a)	696	98,581
Netflix Inc.(a)	17,652	8,397,762
Roku Inc.(a)	4,250	860,200
Take-Two Interactive Software Inc.(a)	4,590	711,083
Walt Disney Co. (The)	72,326	8,769,527
Warner Music Group Corp., Class A	3,554	94,288
World Wrestling Entertainment Inc., Class A	1,912	69,520
Zynga Inc., Class A(a)	40,144	360,895

		23,691,065

Equity Real Estate Investment Trusts (REITs) — 3.0%
Alexandria Real Estate Equities Inc.	4,707	713,205
American Campus Communities Inc.	5,528	207,079
American Homes 4 Rent, Class A	10,771	304,496
American Tower Corp.	17,727	4,071,006
Americold Realty Trust	8,066	292,231
Apartment Investment & Management Co., Class A	5,933	189,263
AvalonBay Communities Inc.	5,626	782,745
Boston Properties Inc.	5,609	406,148
Brixmor Property Group Inc.	11,921	130,654
Camden Property Trust	3,862	356,231
CoreSite Realty Corp.	1,718	205,061

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	4,290	$96,225
Cousins Properties Inc.	5,940	151,351
Crown Castle International Corp.	16,785	2,621,817
CubeSmart	7,919	268,692
CyrusOne Inc.	4,684	332,798
Digital Realty Trust Inc.	10,802	1,558,729
Douglas Emmett Inc.	6,671	157,436
Duke Realty Corp.	14,860	564,531
EastGroup Properties Inc.	1,566	208,403
Equinix Inc.	3,550	2,595,902
Equity Commonwealth	4,955	130,911
Equity LifeStyle Properties Inc.	6,800	402,492
Equity Residential	13,744	645,693
Essex Property Trust Inc.	2,598	531,525
Extra Space Storage Inc.	5,212	604,331
Federal Realty Investment Trust	2,798	192,446
First Industrial Realty Trust Inc.	5,035	200,443
Gaming and Leisure Properties Inc.	8,370	304,250
Healthcare Realty Trust Inc.	5,511	153,206
Healthcare Trust of America Inc., Class A(b)	8,798	213,791
Healthpeak Properties Inc.	21,680	584,710
Highwoods Properties Inc.	4,073	121,253
Host Hotels & Resorts Inc.	28,743	301,227
Hudson Pacific Properties Inc.	6,312	121,569
Invitation Homes Inc.	22,499	613,323
Iron Mountain Inc.	11,347	295,703
JBG SMITH Properties	4,325	100,989
Kilroy Realty Corp.	4,264	200,749
Kimco Realty Corp.	17,223	176,708
Lamar Advertising Co., Class A	3,510	217,480
Lexington Realty Trust	11,126	110,481
Life Storage Inc.	1,833	209,237
Medical Properties Trust Inc.	21,337	380,225
Mid-America Apartment Communities Inc.	4,609	537,548
National Health Investors Inc.	1,749	98,031
National Retail Properties Inc.	6,884	220,357
Omega Healthcare Investors Inc.	8,915	256,841
Physicians Realty Trust	8,186	138,016
PotlatchDeltic Corp.	2,804	116,506
Prologis Inc.	29,497	2,926,102
PS Business Parks Inc.	805	91,794
Public Storage	6,104	1,398,243
Rayonier Inc.	5,647	143,321
Realty Income Corp.	13,728	794,302
Regency Centers Corp.	6,332	225,356
Rexford Industrial Realty Inc.	4,944	229,698
Sabra Health Care REIT Inc.	8,446	111,149
SBA Communications Corp.	4,487	1,302,890
Simon Property Group Inc.	12,148	763,016
SL Green Realty Corp.	2,940	125,861
Spirit Realty Capital Inc.	4,002	120,260
STORE Capital Corp.	8,974	230,632
Sun Communities Inc.	3,958	544,740
Taubman Centers Inc.	2,531	84,586
UDR Inc.	11,743	366,851
Ventas Inc.	14,941	589,721
VEREIT Inc.	43,384	268,981
VICI Properties Inc.	21,420	491,589
Vornado Realty Trust	6,349	195,105
Welltower Inc.	16,587	891,883

14	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Weyerhaeuser Co.	29,657	$809,340
WP Carey Inc.	6,941	434,576

		37,534,040

Food & Staples Retailing — 1.5%
BJ’s Wholesale Club Holdings Inc.(a)	5,537	212,012
Casey’s General Stores Inc.	1,493	251,675
Costco Wholesale Corp.	17,681	6,323,079
Kroger Co. (The)	31,224	1,005,725
Performance Food Group Co.(a)	5,258	176,721
Sprouts Farmers Market Inc.(a)	4,871	92,793
Sysco Corp.	20,385	1,127,494
U.S. Foods Holding Corp.(a)	8,867	185,320
Walgreens Boots Alliance Inc.	28,868	982,667
Walmart Inc.	55,582	7,712,003

		18,069,489

Food Products — 1.1%
Archer-Daniels-Midland Co.	22,278	1,030,135
Beyond Meat Inc.(a)	1,980	282,011
Bunge Ltd.	5,584	316,780
Campbell Soup Co.	8,126	379,240
Conagra Brands Inc.	19,595	687,588
Darling Ingredients Inc.(a)	6,343	272,749
Flowers Foods Inc.	8,088	190,715
General Mills Inc.	24,413	1,443,297
Hain Celestial Group Inc. (The)(a)	3,378	103,873
Hershey Co. (The)	5,883	808,677
Hormel Foods Corp.	11,098	540,362
Ingredion Inc.	2,668	189,134
JM Smucker Co. (The)	4,530	508,266
Kellogg Co.	10,217	642,547
Kraft Heinz Co. (The)	26,008	795,585
Lamb Weston Holdings Inc.	5,715	362,617
Lancaster Colony Corp.	747	124,107
McCormick & Co. Inc./MD, NVS	4,976	898,218
Mondelez International Inc., Class A	57,084	3,032,302
Pilgrim’s Pride Corp.(a)	2,065	34,568
Post Holdings Inc.(a)	2,492	214,063
Seaboard Corp.	10	34,450
TreeHouse Foods Inc.(a)	2,189	85,021
Tyson Foods Inc., Class A	11,816	676,230

		13,652,535

Gas Utilities — 0.1%
Atmos Energy Corp.	4,947	453,492
National Fuel Gas Co.	3,528	140,979
New Jersey Resources Corp.	3,959	115,524
ONE Gas Inc.	2,085	143,948
Southwest Gas Holdings Inc.	2,196	144,321
Spire Inc.	2,052	114,994
UGI Corp.	8,392	271,397

		1,384,655

Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	70,879	7,450,092
ABIOMED Inc.(a)	1,792	451,369
Align Technology Inc.(a)	2,857	1,217,311
Baxter International Inc.	20,324	1,576,533
Becton Dickinson and Co.	11,580	2,676,485
Boston Scientific Corp.(a)	57,177	1,959,456
Cooper Companies Inc. (The)	1,969	628,209
Danaher Corp.	25,287	5,804,378

Security	Shares	Value

Health Care Equipment & Supplies (continued)
DENTSPLY SIRONA Inc.	8,719	$411,450
DexCom Inc.(a)	3,847	1,229,424
Edwards Lifesciences Corp.(a)	24,849	1,781,425
Globus Medical Inc., Class A(a)	3,119	162,562
Haemonetics Corp.(a)	1,996	201,776
Hill-Rom Holdings Inc.	2,677	243,794
Hologic Inc.(a)	10,401	715,797
ICU Medical Inc.(a)	771	137,076
IDEXX Laboratories Inc.(a)	3,411	1,449,061
Insulet Corp.(a)	2,638	586,295
Integra LifeSciences Holdings Corp.(a)(b)	2,830	124,803
Intuitive Surgical Inc.(a)	4,675	3,118,599
Masimo Corp.(a)	2,014	450,773
Medtronic PLC	53,844	5,415,091
Neogen Corp.(a)	2,046	142,688
Novocure Ltd.(a)	3,368	411,233
NuVasive Inc.(a)	2,015	89,526
Penumbra Inc.(a)	1,361	355,262
Quidel Corp.(a)	1,532	411,020
ResMed Inc.	5,797	1,112,676
STERIS PLC	3,398	602,092
Stryker Corp.	13,055	2,637,240
Tandem Diabetes Care Inc.(a)	2,445	266,505
Teleflex Inc.	1,846	587,453
Varian Medical Systems Inc.(a)	3,676	635,213
West Pharmaceutical Services Inc.	2,938	799,342
Zimmer Biomet Holdings Inc.	8,250	1,089,825

		46,931,834

Health Care Providers & Services — 2.5%
1Life Healthcare Inc.(a)	2,888	81,470
Acadia Healthcare Co. Inc.(a)	3,578	127,556
Amedisys Inc.(a)	1,294	335,146
AmerisourceBergen Corp.	5,899	566,717
Anthem Inc.	10,046	2,740,549
Cardinal Health Inc.	11,719	536,613
Centene Corp.(a)	23,242	1,373,602
Chemed Corp.	648	309,951
Cigna Corp.	14,663	2,448,281
Covetrus Inc.(a)	3,787	93,501
CVS Health Corp.	52,303	2,933,675
DaVita Inc.(a)	3,021	260,561
Encompass Health Corp.	4,018	246,344
Guardant Health Inc.(a)	3,391	361,684
HCA Healthcare Inc.	10,564	1,309,302
HealthEquity Inc.(a)	3,069	158,023
Henry Schein Inc.(a)	5,662	359,990
Humana Inc.	5,274	2,105,803
Laboratory Corp. of America Holdings(a)	3,921	783,298
LHC Group Inc.(a)	1,268	274,585
McKesson Corp.	6,477	955,293
Molina Healthcare Inc.(a)	2,380	443,799
Premier Inc., Class A	2,924	95,703
Quest Diagnostics Inc.	5,385	657,724
Tenet Healthcare Corp.(a)	4,150	101,841
UnitedHealth Group Inc.	38,025	11,602,949
Universal Health Services Inc., Class B	3,119	341,686

		31,605,646

Health Care Technology — 0.3%
Cerner Corp.	12,260	859,303

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Teladoc Health Inc.(a)(b)	4,780	$939,079
Veeva Systems Inc., Class A(a)	5,385	1,454,219

		3,252,601

Hotels, Restaurants & Leisure — 1.7%
Aramark	10,133	281,089
Boyd Gaming Corp.	3,177	100,774
Carnival Corp.(b)	20,787	284,990
Chipotle Mexican Grill Inc.(a)	1,123	1,349,262
Choice Hotels International Inc.	1,111	97,046
Churchill Downs Inc.	1,392	207,617
Cracker Barrel Old Country Store Inc.	946	107,674
Darden Restaurants Inc.	5,259	483,407
Domino’s Pizza Inc.	1,558	589,423
DraftKings Inc., Class A(a)	12,131	429,437
Dunkin’ Brands Group Inc.	3,239	322,961
Hilton Worldwide Holdings Inc.	11,130	977,325
Hyatt Hotels Corp., Class A	1,377	75,928
Las Vegas Sands Corp.	13,183	633,575
Marriott International Inc./MD, Class A	10,674	991,401
Marriott Vacations Worldwide Corp.	1,648	159,197
McDonald’s Corp.	29,798	6,346,974
MGM Resorts International	16,434	338,047
Norwegian Cruise Line Holdings Ltd.(a)	10,665	177,359
Planet Fitness Inc., Class A(a)	3,101	183,796
Royal Caribbean Cruises Ltd.	7,151	403,459
Starbucks Corp.	46,720	4,062,771
Texas Roadhouse Inc.	2,594	181,658
Vail Resorts Inc.	1,623	376,601
Wendy’s Co. (The)	7,393	161,537
Wyndham Hotels & Resorts Inc.	3,660	170,227
Wynn Resorts Ltd.	3,851	278,928
Yum! Brands Inc.	12,042	1,123,880

		20,896,343

Household Durables — 0.4%
DR Horton Inc.	13,238	884,431
Garmin Ltd.	5,987	622,768
Helen of Troy Ltd.(a)	1,034	196,046
Leggett & Platt Inc.	5,402	225,425
Lennar Corp., Class A	10,977	770,915
Lennar Corp., Class B	652	37,092
Mohawk Industries Inc.(a)	2,371	244,663
Newell Brands Inc.	14,809	261,527
NVR Inc.(a)	140	553,433
PulteGroup Inc.	10,764	438,741
Tempur Sealy International Inc.(a)	1,924	171,236
Toll Brothers Inc.	4,696	198,547
Whirlpool Corp.	2,484	459,441

		5,064,265

Household Products — 1.6%
Church & Dwight Co. Inc.	9,924	877,182
Clorox Co. (The)	5,043	1,045,162
Colgate-Palmolive Co.	34,248	2,701,825
Energizer Holdings Inc.	2,338	92,000
Kimberly-Clark Corp.	13,630	1,807,202
Procter & Gamble Co. (The)	99,616	13,657,353
Reynolds Consumer Products Inc.	2,371	66,957

		20,247,681

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	26,893	524,414

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Vistra Corp.	19,619	$340,782

		865,196

Industrial Conglomerates — 1.0%
3M Co.	23,021	3,682,439
Carlisle Companies Inc.	2,149	266,197
General Electric Co.	349,830	2,595,738
Honeywell International Inc.	28,047	4,626,353
Roper Technologies Inc.	4,176	1,550,716

		12,721,443

Insurance — 2.0%
Aflac Inc.	26,612	903,478
Alleghany Corp.	568	310,656
Allstate Corp. (The)	12,517	1,110,884
American Financial Group Inc./OH	2,802	209,982
American International Group Inc.	34,518	1,086,972
Aon PLC, Class A	9,245	1,701,173
Arch Capital Group Ltd.(a)	16,410	495,746
Arthur J Gallagher & Co.	7,638	792,137
Assurant Inc.	2,354	292,767
Athene Holding Ltd., Class A(a)	5,068	162,581
Axis Capital Holdings Ltd.	3,289	140,407
Brighthouse Financial Inc.(a)	3,778	125,052
Brown & Brown Inc.	9,470	412,040
Chubb Ltd.	18,107	2,352,280
Cincinnati Financial Corp.	5,957	421,398
CNA Financial Corp.	1,068	31,816
Enstar Group Ltd.(a)	508	87,310
Erie Indemnity Co., Class A, NVS	1,001	233,103
Everest Re Group Ltd.	1,586	312,569
Fidelity National Financial Inc.	11,709	366,375
First American Financial Corp.	4,409	196,597
Globe Life Inc.	3,963	321,360
Hanover Insurance Group Inc. (The)	1,460	139,664
Hartford Financial Services Group Inc. (The)	14,439	556,190
Kemper Corp.	2,370	146,134
Lincoln National Corp.	7,291	255,914
Loews Corp.	9,390	325,645
Markel Corp.(a)	556	518,637
Marsh & McLennan Companies Inc.	20,224	2,092,375
Mercury General Corp.	1,066	43,397
MetLife Inc.	30,967	1,172,101
Old Republic International Corp.	11,704	190,541
Primerica Inc.	1,587	174,951
Principal Financial Group Inc.	10,100	396,122
Progressive Corp. (The)	23,368	2,147,519
Prudential Financial Inc.	15,718	1,006,266
Reinsurance Group of America Inc.	2,730	275,785
RenaissanceRe Holdings Ltd.	2,070	334,760
RLI Corp.	1,636	141,841
Selective Insurance Group Inc.	2,377	123,747
Travelers Companies Inc. (The)	10,171	1,227,741
Unum Group	8,221	145,183
White Mountains Insurance Group Ltd.	117	106,275
Willis Towers Watson PLC	5,145	938,860
WR Berkley Corp.	5,644	339,317

		24,865,648

Interactive Media & Services — 5.6%
Alphabet Inc., Class A(a)	12,023	19,430,491
Alphabet Inc., Class C, NVS(a)	11,747	19,042,004

16	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
ANGI Homeservices Inc., Class A(a)	2,970	$31,482
Cargurus Inc.(a)	3,435	68,460
Facebook Inc., Class A(a)	96,201	25,311,445
IAC/InterActiveCorp.(a)(b)	3,192	385,338
Match Group Inc.(a)	10,437	1,218,833
Pinterest Inc., Class A(a)	18,571	1,094,760
Snap Inc., Class A, NVS(a)	35,972	1,416,937
TripAdvisor Inc.	3,555	67,936
Twitter Inc.(a)	31,603	1,307,100
Zillow Group Inc., Class A(a)	1,384	123,633
Zillow Group Inc., Class C, NVS(a)(b)	5,743	508,945

		70,007,364

Internet & Direct Marketing Retail — 4.7%
Amazon.com Inc.(a)	17,036	51,723,851
Booking Holdings Inc.(a)	1,635	2,652,788
Chewy Inc., Class A(a)	2,867	176,607
eBay Inc.	26,605	1,267,196
Etsy Inc.(a)	4,810	584,848
Expedia Group Inc.	5,454	513,494
Grubhub Inc.(a)	3,774	279,125
Qurate Retail Inc., Series A	15,962	108,063
Wayfair Inc., Class A(a)(b)	2,725	675,882

		57,981,854

IT Services — 5.4%
Accenture PLC, Class A	25,426	5,515,154
Akamai Technologies Inc.(a)	6,479	616,282
Amdocs Ltd.	5,234	295,093
Automatic Data Processing Inc.	17,163	2,711,067
Black Knight Inc.(a)	6,303	554,349
Booz Allen Hamilton Holding Corp.	5,523	433,555
Broadridge Financial Solutions Inc.	4,583	630,621
CACI International Inc., Class A(a)	994	207,279
Cognizant Technology Solutions Corp., Class A	21,756	1,553,813
DXC Technology Co.	10,351	190,665
EPAM Systems Inc.(a)	2,248	694,520
Euronet Worldwide Inc.(a)	2,052	182,300
Fastly Inc., Class A(a)	2,976	189,006
Fidelity National Information Services Inc.	24,763	3,085,222
Fiserv Inc.(a)	22,184	2,117,906
FleetCor Technologies Inc.(a)	3,376	745,792
Gartner Inc.(a)	3,527	423,593
Genpact Ltd.	7,121	244,749
Global Payments Inc.	11,939	1,883,258
GoDaddy Inc., Class A(a)	6,655	470,775
International Business Machines Corp.	35,592	3,974,203
Jack Henry & Associates Inc.	3,059	453,497
KBR Inc.	5,489	122,350
Leidos Holdings Inc.	5,309	440,647
LiveRamp Holdings Inc.(a)	2,721	179,831
Mastercard Inc., Class A	35,347	10,202,558
MAXIMUS Inc.	2,521	170,369
MongoDB Inc.(a)	2,030	463,794
Okta Inc.(a)	4,671	980,116
Paychex Inc.	12,828	1,055,103
PayPal Holdings Inc.(a)	46,957	8,740,106
Perspecta Inc.	5,596	100,336
Science Applications International Corp.	2,335	178,324
Snowflake Inc., Class A(a)	1,118	279,522
Square Inc., Class A(a)	14,820	2,295,322

Security	Shares	Value

IT Services (continued)
Twilio Inc., Class A(a)	5,482	$1,529,314
VeriSign Inc.(a)	4,033	769,093
Visa Inc., Class A	67,461	12,258,338
Western Union Co. (The)	16,491	320,585
WEX Inc.(a)	1,754	221,969

		67,480,376

Leisure Products — 0.2%
Brunswick Corp./DE	3,272	208,459
Hasbro Inc.	5,053	417,984
Mattel Inc.(a)	13,906	191,486
Peloton Interactive Inc., Class A(a)	8,271	911,547
Polaris Inc.	2,316	210,432

		1,939,908

Life Sciences Tools & Services — 1.4%
10X Genomics Inc., Class A(a)	2,597	355,529
Agilent Technologies Inc.	12,286	1,254,278
Avantor Inc.(a)	17,884	416,161
Bio-Rad Laboratories Inc., Class A(a)	859	503,735
Bio-Techne Corp.	1,542	389,216
Bruker Corp.	3,984	169,479
Charles River Laboratories International Inc.(a)	1,967	447,886
Illumina Inc.(a)	5,854	1,713,466
IQVIA Holdings Inc.(a)	7,677	1,182,181
Mettler-Toledo International Inc.(a)	965	962,983
PerkinElmer Inc.	4,471	579,218
PPD Inc.(a)	4,433	145,757
PRA Health Sciences Inc.(a)	2,523	245,841
Repligen Corp.(a)	1,960	326,477
Syneos Health Inc.(a)	2,730	144,908
Thermo Fisher Scientific Inc.	15,837	7,492,802
Waters Corp.(a)	2,496	556,159

		16,886,076

Machinery — 1.7%
AGCO Corp.	2,524	194,424
Allison Transmission Holdings Inc.	4,365	157,795
Caterpillar Inc.	21,642	3,398,876
Colfax Corp.(a)(b)	4,039	109,820
Crane Co.	2,012	102,109
Cummins Inc.	5,880	1,292,953
Deere & Co.	12,552	2,835,622
Donaldson Co. Inc.	5,086	241,585
Dover Corp.	5,739	635,365
Flowserve Corp.	5,317	154,831
Fortive Corp.	13,530	833,448
Gates Industrial Corp. PLC(a)	1,823	20,235
Graco Inc.	6,748	417,701
IDEX Corp.	3,033	516,793
Illinois Tool Works Inc.	11,499	2,252,424
Ingersoll Rand Inc.(a)	14,899	520,571
ITT Inc.	3,448	208,638
Lincoln Electric Holdings Inc.	2,443	248,746
Middleby Corp. (The)(a)	2,231	222,074
Navistar International Corp.(a)	1,997	86,091
Nordson Corp.	2,166	418,969
Oshkosh Corp.	2,677	180,323
Otis Worldwide Corp.	16,244	995,432
PACCAR Inc.	13,808	1,178,927
Parker-Hannifin Corp.	5,162	1,075,554
Pentair PLC	6,741	335,432

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	2,205	$347,354
Stanley Black & Decker Inc.	6,409	1,065,176
Timken Co. (The)	2,641	157,668
Toro Co. (The)	4,236	347,776
Westinghouse Air Brake Technologies Corp.	7,103	421,208
Woodward Inc.(b)	2,392	190,284
Xylem Inc./NY	7,191	626,624

		21,790,828

Marine — 0.0%
Kirby Corp.(a)	2,400	92,376

Media — 1.4%
Altice USA Inc., Class A(a)	13,270	357,626
Cable One Inc.	214	370,618
Charter Communications Inc., Class A(a)	5,978	3,609,636
Comcast Corp., Class A	182,486	7,708,209
Discovery Inc., Class A(a)(b)	6,192	125,326
Discovery Inc., Class C, NVS(a)	12,135	222,313
DISH Network Corp., Class A(a)	9,902	252,402
Fox Corp., Class A, NVS	13,638	361,680
Fox Corp., Class B(a)	6,468	169,073
Interpublic Group of Companies Inc. (The)	15,376	278,152
Liberty Broadband Corp., Class A(a)	925	130,009
Liberty Broadband Corp., Class C, NVS(a)	6,110	865,848
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,343	115,567
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	6,991	241,889
New York Times Co. (The), Class A	5,677	225,150
News Corp., Class A, NVS	15,505	203,581
News Corp., Class B	4,676	60,881
Nexstar Media Group Inc., Class A	1,802	148,485
Omnicom Group Inc.	8,576	404,787
Sirius XM Holdings Inc.(b)	48,778	279,498
TEGNA Inc.	8,491	102,147
ViacomCBS Inc., Class A	419	12,511
ViacomCBS Inc., Class B, NVS	22,628	646,482

		16,891,870

Metals & Mining — 0.4%
Alcoa Corp.(a)	7,337	94,794
Commercial Metals Co.	4,621	95,424
Freeport-McMoRan Inc.	58,103	1,007,506
Newmont Corp.	32,095	2,016,850
Nucor Corp.	12,188	582,099
Reliance Steel & Aluminum Co.	2,556	278,578
Royal Gold Inc.	2,656	315,559
Steel Dynamics Inc.	8,022	252,533

		4,643,343

Mortgage Real Estate Investment — 0.1%
AGNC Investment Corp.	21,778	304,239
Annaly Capital Management Inc.	56,773	402,520
Blackstone Mortgage Trust Inc., Class A	5,966	129,462
New Residential Investment Corp.	17,076	128,070
Starwood Property Trust Inc.	11,365	158,769

		1,123,060

Multi-Utilities — 0.9%
Ameren Corp.	9,900	803,088
Avista Corp.	2,677	88,930
Black Hills Corp.	2,449	138,760
CenterPoint Energy Inc.	21,943	463,656
CMS Energy Corp.	11,422	723,355

Security	Shares	Value

Multi-Utilities (continued)
Consolidated Edison Inc.	13,308	$1,044,545
Dominion Energy Inc.	33,577	2,697,576
DTE Energy Co.	7,703	950,704
MDU Resources Group Inc.	8,161	193,905
NiSource Inc.	15,418	354,152
NorthWestern Corp.	2,097	109,317
Public Service Enterprise Group Inc.	20,278	1,179,166
Sempra Energy	11,610	1,455,430
WEC Energy Group Inc.	12,619	1,268,840

		11,471,424

Multiline Retail — 0.5%
Dollar General Corp.	9,934	2,073,325
Dollar Tree Inc.(a)	9,507	858,672
Kohl’s Corp.	6,335	134,872
Ollie’s Bargain Outlet Holdings Inc.(a)	2,218	193,166
Target Corp.	20,007	3,045,466

		6,305,501

Oil, Gas & Consumable Fuels — 1.7%
Apache Corp.	14,998	124,483
Cabot Oil & Gas Corp.	15,678	278,912
Cheniere Energy Inc.(a)	9,118	436,479
Chevron Corp.	77,081	5,357,129
Cimarex Energy Co.	4,054	102,850
Concho Resources Inc.	7,922	328,842
ConocoPhillips	42,838	1,226,024
Continental Resources Inc./OK	2,454	29,522
Devon Energy Corp.	15,513	138,531
Diamondback Energy Inc.	6,150	159,654
EOG Resources Inc.	23,306	797,997
EQT Corp.	11,025	166,919
Equitrans Midstream Corp.	16,371	118,853
Exxon Mobil Corp.	168,984	5,512,258
Hess Corp.	10,972	408,378
HollyFrontier Corp.	6,068	112,319
Kinder Morgan Inc./DE	78,274	931,461
Marathon Oil Corp.	31,817	125,995
Marathon Petroleum Corp.	26,013	767,383
Occidental Petroleum Corp.	33,600	306,768
ONEOK Inc.	17,719	513,851
Ovintiv Inc.	10,410	95,772
Parsley Energy Inc., Class A	12,405	124,174
Phillips 66	17,366	810,298
Pioneer Natural Resources Co.	6,588	524,141
Targa Resources Corp.	9,382	150,581
Valero Energy Corp.	16,230	626,640
Williams Companies Inc. (The)	48,237	925,668
WPX Energy Inc.(a)	16,939	78,089

		21,279,971

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	4,508	128,839

Personal Products — 0.2%
Coty Inc., Class A	11,959	34,681
Estee Lauder Companies Inc. (The), Class A	9,051	1,988,143
Herbalife Nutrition Ltd.(a)	3,932	177,490

		2,200,314

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	90,079	5,265,117
Catalent Inc.(a)	6,537	573,752

18	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Elanco Animal Health Inc.(a)	13,129	$407,130
Eli Lilly & Co.	31,728	4,139,235
Horizon Therapeutics PLC(a)	8,486	635,856
Jazz Pharmaceuticals PLC(a)	2,179	313,994
Johnson & Johnson	105,346	14,443,990
Merck & Co. Inc.	101,246	7,614,712
Mylan NV(a)	20,599	299,509
Nektar Therapeutics(a)	7,290	115,474
Perrigo Co. PLC	5,454	239,267
Pfizer Inc.	222,435	7,891,994
Royalty Pharma PLC, Class A	3,108	114,064
Zoetis Inc.	18,982	3,009,596

		45,063,690

Professional Services — 0.5%
ASGN Inc.(a)	2,065	137,694
CoreLogic Inc.	3,129	240,714
CoStar Group Inc.(a)	1,572	1,294,715
Equifax Inc.	4,894	668,520
FTI Consulting Inc.(a)	1,496	147,296
IHS Markit Ltd.	14,971	1,210,705
Insperity Inc.	1,422	108,897
ManpowerGroup Inc.	2,263	153,590
Nielsen Holdings PLC	14,547	196,530
Robert Half International Inc.	4,523	229,271
TransUnion	7,578	603,663
TriNet Group Inc.(a)	1,693	116,682
Verisk Analytics Inc.(b)	6,494	1,155,737

		6,264,014

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	13,491	679,947
Howard Hughes Corp. (The)(a)(b)	1,733	107,775
Jones Lang LaSalle Inc.	2,065	233,056

		1,020,778

Road & Rail — 1.1%
AMERCO	369	128,102
CSX Corp.	30,673	2,421,327
JB Hunt Transport Services Inc.	3,289	400,403
Kansas City Southern	3,758	661,934
Knight-Swift Transportation Holdings Inc.	5,046	191,698
Landstar System Inc.	1,506	187,798
Lyft Inc., Class A(a)	9,738	222,318
Norfolk Southern Corp.	10,180	2,128,842
Old Dominion Freight Line Inc.	3,828	728,736
Uber Technologies Inc.(a)	55,233	1,845,334
Union Pacific Corp.	27,130	4,807,165

		13,723,657

Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices Inc.(a)	46,921	3,532,682
Analog Devices Inc.	14,806	1,754,955
Applied Materials Inc.	36,440	2,158,341
Broadcom Inc.	16,074	5,619,953
Cirrus Logic Inc.(a)	2,280	157,024
Cree Inc.(a)	4,398	279,713
Enphase Energy Inc.(a)	5,058	496,139
Entegris Inc.	5,329	398,449
First Solar Inc.(a)	3,427	298,303
Inphi Corp.(a)	2,084	291,260
Intel Corp.	170,255	7,538,891
KLA Corp.	6,244	1,231,192

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	5,810	$1,987,485
Marvell Technology Group Ltd.	26,648	999,566
Maxim Integrated Products Inc.	10,651	741,842
Microchip Technology Inc.	10,133	1,064,776
Micron Technology Inc.(a)	44,539	2,242,093
MKS Instruments Inc.	2,218	240,409
Monolithic Power Systems Inc.	1,693	541,083
NVIDIA Corp.	24,688	12,377,576
NXP Semiconductors NV	11,138	1,504,967
ON Semiconductor Corp.(a)	16,579	415,967
Power Integrations Inc.	2,399	144,444
Qorvo Inc.(a)	4,585	583,946
QUALCOMM Inc.	45,194	5,575,132
Semtech Corp.(a)	2,558	140,409
Silicon Laboratories Inc.(a)	1,725	176,743
Skyworks Solutions Inc.	6,720	949,469
SolarEdge Technologies Inc.(a)	2,012	518,472
Teradyne Inc.	6,577	577,789
Texas Instruments Inc.	36,606	5,292,861
Universal Display Corp.	1,712	339,507
Xilinx Inc.	9,795	1,162,569

		61,334,007

Software — 9.7%
ACI Worldwide Inc.(a)(b)	4,628	134,999
Adobe Inc.(a)	19,198	8,583,426
Alteryx Inc., Class A(a)(b)	2,147	269,126
Anaplan Inc.(a)	5,521	305,587
ANSYS Inc.(a)	3,432	1,044,598
Aspen Technology Inc.(a)	2,721	298,793
Autodesk Inc.(a)	8,747	2,060,268
Avalara Inc.(a)	3,350	499,318
Bill.Com Holdings Inc.(a)(b)	2,368	236,800
Blackbaud Inc.	2,048	101,048
Cadence Design Systems Inc.(a)	11,133	1,217,616
CDK Global Inc.	4,972	214,293
Ceridian HCM Holding Inc.(a)	5,211	449,292
Citrix Systems Inc.	4,959	561,706
Cloudflare Inc., Class A(a)	5,802	301,530
Coupa Software Inc.(a)	2,682	717,971
Crowdstrike Holdings Inc., Class A(a)	6,069	751,585
Datadog Inc., Class A(a)	7,085	642,964
DocuSign Inc.(a)	7,363	1,489,167
Dropbox Inc., Class A(a)	11,777	215,048
Dynatrace Inc.(a)	7,339	259,140
Elastic NV(a)	2,396	242,978
Fair Isaac Corp.(a)	1,148	449,385
FireEye Inc.(a)	8,997	124,518
Five9 Inc.(a)	2,623	397,962
Fortinet Inc.(a)	5,406	596,660
Guidewire Software Inc.(a)(b)	3,365	323,410
HubSpot Inc.(a)	1,719	498,630
Intuit Inc.	10,460	3,291,553
j2 Global Inc.(a)	1,842	125,035
Manhattan Associates Inc.(a)(b)	2,524	215,802
Microsoft Corp.	302,800	61,307,916
New Relic Inc.(a)	2,076	125,930
NortonLifeLock Inc.	23,722	487,962
Nuance Communications Inc.(a)(b)	11,266	359,498
Nutanix Inc., Class A(a)	7,404	180,213
Oracle Corp.	77,264	4,335,283

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Palo Alto Networks Inc.(a)	3,871	$856,226
Paycom Software Inc.(a)	1,962	714,345
Paylocity Holding Corp.(a)	1,496	277,538
Pegasystems Inc.	1,581	183,206
Pluralsight Inc., Class A(a)	4,036	63,365
Proofpoint Inc.(a)	2,254	215,798
PTC Inc.(a)	4,216	353,638
RealPage Inc.(a)	3,630	202,155
RingCentral Inc., Class A(a)	3,103	801,629
salesforce.com Inc.(a)	36,421	8,459,506
ServiceNow Inc.(a)	7,665	3,813,874
Slack Technologies Inc., Class A(a)(b)	17,364	444,171
Smartsheet Inc., Class A(a)	4,501	224,375
SolarWinds Corp.(a)	2,613	53,384
Splunk Inc.(a)	6,386	1,264,683
SS&C Technologies Holdings Inc.	8,899	526,999
Synopsys Inc.(a)	6,077	1,299,627
Trade Desk Inc. (The), Class A(a)	1,670	945,972
Tyler Technologies Inc.(a)(b)	1,604	616,546
Verint Systems Inc.(a)	2,505	121,543
VMware Inc., Class A(a)	3,246	417,858
Workday Inc., Class A(a)	6,984	1,467,478
Zendesk Inc.(a)	4,561	505,997
Zoom Video Communications Inc., Class A(a)	7,278	3,354,503
Zscaler Inc.(a)	2,881	391,096

		120,992,522

Specialty Retail — 2.4%
Aaron’s Holdings Co. Inc.	2,793	145,962
Advance Auto Parts Inc.	2,737	403,105
AutoNation Inc.(a)	2,332	132,294
AutoZone Inc.(a)	930	1,049,951
Best Buy Co. Inc.	9,190	1,025,145
Burlington Stores Inc.(a)(b)	2,614	506,018
CarMax Inc.(a)	6,480	560,131
Carvana Co.(a)(b)	2,226	412,589
Dick’s Sporting Goods Inc.	2,684	152,049
Five Below Inc.(a)	2,236	298,148
Floor & Decor Holdings Inc., Class A(a)	4,164	303,972
Foot Locker Inc.	4,107	151,466
Gap Inc. (The)	8,491	165,150
Home Depot Inc. (The)	43,072	11,487,733
L Brands Inc.	9,510	304,415
Lithia Motors Inc., Class A	1,007	231,177
Lowe’s Companies Inc.	30,204	4,775,253
Murphy USA Inc.(a)	1,083	132,440
National Vision Holdings Inc.(a)	3,141	126,677
O’Reilly Automotive Inc.(a)	2,960	1,292,336
Penske Automotive Group Inc.	1,176	60,164
RH(a)	619	207,507
Ross Stores Inc.	14,175	1,207,285
Tiffany & Co.	4,300	562,612
TJX Companies Inc. (The)	47,921	2,434,387
Tractor Supply Co.	4,619	615,297
Ulta Beauty Inc.(a)	2,235	462,131
Williams-Sonoma Inc.	3,165	288,680

		29,494,074

Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	643,255	70,024,739
Dell Technologies Inc., Class C(a)	9,412	567,167

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	50,945	$440,165
HP Inc.	55,129	990,117
NetApp Inc.	8,860	388,865
Pure Storage Inc., Class A(a)(b)	9,678	155,816
Seagate Technology PLC	8,958	428,372
Western Digital Corp.	12,210	460,683
Xerox Holdings Corp.	6,816	118,462

		73,574,386

Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	1,746	142,212
Columbia Sportswear Co.	1,179	87,942
Deckers Outdoor Corp.(a)	1,107	280,481
Hanesbrands Inc.	14,267	229,271
Levi Strauss & Co., Class A	2,600	41,028
Lululemon Athletica Inc.(a)	4,756	1,518,543
Nike Inc., Class B	49,855	5,986,588
PVH Corp.	2,926	170,556
Ralph Lauren Corp.	1,943	129,889
Skechers U.S.A. Inc., Class A(a)	5,400	171,234
Tapestry Inc.	11,061	245,886
Under Armour Inc., Class A(a)	7,536	104,298
Under Armour Inc., Class C, NVS(a)	7,769	95,015
VF Corp.	12,843	863,050

		10,065,993

Thrifts & Mortgage Finance — 0.1%
Essent Group Ltd.	4,456	177,571
MGIC Investment Corp.	13,088	131,665
New York Community Bancorp. Inc.	18,494	153,685
Radian Group Inc.	7,940	142,523
Rocket Companies Inc., Class A(a)	4,042	73,686
TFS Financial Corp.	2,091	32,850

		711,980

Tobacco — 0.6%
Altria Group Inc.	74,271	2,679,697
Philip Morris International Inc.	62,238	4,420,143

		7,099,840

Trading Companies & Distributors — 0.3%
Air Lease Corp.	4,163	113,400
Applied Industrial Technologies Inc.	1,606	98,046
Fastenal Co.	22,834	987,114
HD Supply Holdings Inc.(a)	6,411	255,542
MSC Industrial Direct Co. Inc., Class A	1,825	127,130
SiteOne Landscape Supply Inc.(a)(b)	1,807	215,918
United Rentals Inc.(a)	2,902	517,398
Univar Solutions Inc.(a)	6,786	112,580
Watsco Inc.	1,329	297,882
WW Grainger Inc.	1,806	632,136

		3,357,146

Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	3,019	77,890

Water Utilities — 0.1%
American Water Works Co. Inc.	7,230	1,088,187
Essential Utilities Inc.	8,980	369,976

		1,458,163

Wireless Telecommunication Services — 0.2%
T-Mobile U.S. Inc.(a)	23,238	2,546,188

20	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services (continued)
U.S. Cellular Corp.(a)	593	$17,268

		2,563,456

Total Common Stocks — 99.9% (Cost: $705,975,445)		1,243,048,780

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	8,935,121	8,941,375
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	2,586,000	2,586,000

		11,527,375

Total Short-Term Investments — 0.9% (Cost: $11,513,079)		11,527,375

Total Investments in Securities — 100.8% (Cost: $717,488,524)		1,254,576,155

Other Assets, Less Liabilities — (0.8)%		(9,567,280)

Net Assets — 100.0%		$1,245,008,875

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$25,108,982	$—		$(16,160,674	)(a)	$21,883	$(28,816)	$8,941,375	8,935,121	$66,183	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,196,000	390,000	(a)	—		—	—	2,586,000	2,586,000	1,338		—
BlackRock Inc.	2,504,176	799,225		(509,717)		156,077	446,561	3,396,322	5,668	46,105		—

						$177,960	$417,745	$14,923,697		$113,626		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	10	12/18/20	$1,632	$(70,687)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Dow Jones U.S. ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$70,687

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$598,224

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(377,560)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,702,182

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,243,048,780	$—	$—	$1,243,048,780
Money Market Funds	11,527,375	—	—	11,527,375

	$1,254,576,155	$—	$—	$1,254,576,155

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(70,687)	$—	$—	$(70,687)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® Transportation Average ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 27.4%
CH Robinson Worldwide Inc.	618,736	$54,714,825
Expeditors International of Washington Inc.(a)	614,504	54,303,719
FedEx Corp.	592,103	153,632,965
United Parcel Service Inc., Class B	353,293	55,505,863

		318,157,372

Airlines — 17.5%
Alaska Air Group Inc.	1,075,368	40,745,694
American Airlines Group Inc.(a)	2,067,419	23,320,486
Delta Air Lines Inc.	1,165,052	35,697,193
JetBlue Airways Corp.(a)(b)	2,046,859	24,500,902
Southwest Airlines Co.	1,047,368	41,402,457
United Airlines Holdings Inc.(a)(b)	1,117,187	37,827,952

		203,494,684

Marine — 5.4%
Kirby Corp.(b)	766,798	29,514,055
Matson Inc.	636,018	33,041,135

		62,555,190

Road & Rail — 49.7%
Avis Budget Group Inc.(a)(b)	1,082,276	36,440,233
CSX Corp.	721,817	56,980,234
JB Hunt Transport Services Inc.	443,499	53,991,568
Kansas City Southern	570,122	100,421,289
Landstar System Inc.	580,893	72,437,357
Norfolk Southern Corp.	578,376	120,949,989
Ryder System Inc.	688,552	33,918,072
Union Pacific Corp.	570,155	101,025,764

		576,164,506

Total Common Stocks — 100.0% (Cost: $1,127,108,259)		1,160,371,752

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	17,642,517	$17,654,867
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	2,258,000	2,258,000

		19,912,867

Total Short-Term Investments — 1.7% (Cost: $19,900,342)		19,912,867

Total Investments in Securities — 101.7% (Cost: $1,147,008,601)		1,180,284,619

Other Assets, Less Liabilities — (1.7)%		(19,793,705)

Net Assets — 100.0%		$1,160,490,914

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$25,459,460	$—		$(7,791,022	)(a)	$(2,745)	$(10,826)	$17,654,867	17,642,517	$136,469	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	988,000	1,270,000	(a)	—		—	—	2,258,000	2,258,000	902		—

						$(2,745)	$(10,826)	$19,912,867		$137,371		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Transportation Average ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini Index	2	12/18/20	$379	$9,083
S&P Select Sector Industrial E-Mini Index	6	12/18/20	457	(7,994)

				$1,089

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$9,083

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	7,994

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$199,177

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(24,951)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$664,177

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

24	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Transportation Average ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,160,371,752	$—	$—	$1,160,371,752
Money Market Funds	19,912,867	—	—	19,912,867

	$1,180,284,619	$—	$—	$1,180,284,619

Derivative financial instruments(a)
Assets
Futures Contracts	$9,083	$—	$—	$9,083
Liabilities
Futures Contracts	(7,994)	—	—	(7,994)

	$1,089	$—	$—	$1,089

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Energy ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 1.0%
OGE Energy Corp.	122,885	$3,781,171

Energy Equipment & Services — 7.9%
Baker Hughes Co.	401,021	5,923,080
Halliburton Co.	536,411	6,469,117
National Oilwell Varco Inc.	241,459	2,028,255
Schlumberger Ltd.	844,221	12,612,662
TechnipFMC PLC(a)	265,260	1,466,888

		28,500,002

Oil, Gas & Consumable Fuels — 89.5%
Apache Corp.	234,710	1,948,093
Cabot Oil & Gas Corp.	244,180	4,343,962
Cheniere Energy Inc.(b)	140,089	6,706,060
Chevron Corp.	1,166,701	81,085,719
Cimarex Energy Co.	63,849	1,619,849
Concho Resources Inc.	120,350	4,995,729
ConocoPhillips	588,845	16,852,744
Continental Resources Inc./OK	41,677	501,374
Devon Energy Corp.	237,887	2,124,331
Diamondback Energy Inc.	97,551	2,532,424
EOG Resources Inc.	354,140	12,125,754
EQT Corp.	170,150	2,576,071
Equitrans Midstream Corp.	253,208	1,838,290
Exxon Mobil Corp.	2,562,519	83,589,370
Hess Corp.	166,922	6,212,837
HollyFrontier Corp.	93,132	1,723,873
Kinder Morgan Inc./DE	1,183,279	14,081,020
Marathon Oil Corp.	490,909	1,944,000
Marathon Petroleum Corp.	395,873	11,678,254
Occidental Petroleum Corp.	512,624	4,680,257
ONEOK Inc.	270,759	7,852,011
Ovintiv Inc.	162,951	1,499,149
Parsley Energy Inc., Class A	185,744	1,859,297
Phillips 66	265,591	12,392,476

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co.	100,118	$7,965,388
Targa Resources Corp.	144,417	2,317,893
Valero Energy Corp.	248,326	9,587,867
Williams Companies Inc. (The)	737,698	14,156,425
WPX Energy Inc.(a)(b)	256,424	1,182,115

		321,972,632

Semiconductors & Semiconductor Equipment — 1.3%
First Solar Inc.(b)	51,926	4,519,899

Total Common Stocks — 99.7% (Cost: $806,881,121)		358,773,704

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	227,479	227,638
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	360,000	360,000

		587,638

Total Short-Term Investments — 0.2% (Cost: $587,351)		587,638

Total Investments in Securities — 99.9% (Cost: $807,468,472)		359,361,342

Other Assets, Less Liabilities — 0.1%		510,155

Net Assets — 100.0%		$359,871,497

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,665,480	$—	$(3,433,627	)(a)	$(233)	$(3,982)	$227,638	227,479	$29,514	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,240,000	—	(880,000	)(a)	—	—	360,000	360,000	425		—

					$(233)	$(3,982)	$587,638		$29,939		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

26	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Energy ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Energy E-Mini Index	37	12/18/20	$1,096	$(11,538)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$11,538

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$296,302

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(136,570)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,012,090

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$358,773,704	$—	$—	$358,773,704
Money Market Funds	587,638	—	—	587,638

	$359,361,342	$—	$—	$359,361,342

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(11,538)	$—	$—	$(11,538)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 17.0%
AbbVie Inc.	919,986	$78,290,809
ACADIA Pharmaceuticals Inc.(a)	60,006	2,787,279
Acceleron Pharma Inc.(a)	27,199	2,844,471
Agios Pharmaceuticals Inc.(a)	29,939	1,199,656
Alexion Pharmaceuticals Inc.(a)	114,232	13,152,673
Alkermes PLC(a)	82,725	1,344,281
Allogene Therapeutics Inc.(a)(b)	33,957	1,151,821
Alnylam Pharmaceuticals Inc.(a)	60,469	7,435,873
Amgen Inc.	305,315	66,235,036
Biogen Inc.(a)	82,526	20,802,329
BioMarin Pharmaceutical Inc.(a)	94,592	7,040,483
Bluebird Bio Inc.(a)	34,254	1,771,274
Blueprint Medicines Corp.(a)	28,837	2,949,448
Emergent BioSolutions Inc.(a)	23,482	2,112,676
Exact Sciences Corp.(a)(b)	78,281	9,693,536
Exelixis Inc.(a)	160,668	3,290,481
FibroGen Inc.(a)	43,388	1,665,231
Gilead Sciences Inc.	653,551	38,003,991
Incyte Corp.(a)	96,904	8,395,763
Ionis Pharmaceuticals Inc.(a)	72,968	3,425,848
Moderna Inc.(a)	156,252	10,542,322
Neurocrine Biosciences Inc.(a)	48,687	4,803,946
Novavax Inc.(a)	29,426	2,374,972
Regeneron Pharmaceuticals Inc.(a)	54,497	29,622,389
Sarepta Therapeutics Inc.(a)	40,828	5,548,933
Seagen Inc.(a)	63,588	10,606,478
Ultragenyx Pharmaceutical Inc.(a)(b)	31,801	3,196,001
United Therapeutics Corp.(a)	23,069	3,096,552
Vertex Pharmaceuticals Inc.(a)	135,778	28,290,704
Vir Biotechnology Inc.(a)(b)	33,822	1,063,364

		372,738,620

Health Care Equipment & Supplies — 27.8%
Abbott Laboratories	922,956	97,011,905
ABIOMED Inc.(a)	23,440	5,904,067
Align Technology Inc.(a)	37,374	15,924,314
Baxter International Inc.	263,893	20,470,180
Becton Dickinson and Co.	151,105	34,924,899
Boston Scientific Corp.(a)	745,794	25,558,360
Cooper Companies Inc. (The)(b)	25,613	8,171,828
Danaher Corp.	329,127	75,547,812
DENTSPLY SIRONA Inc.(b)	114,072	5,383,058
DexCom Inc.(a)	49,909	15,949,918
Edwards Lifesciences Corp.(a)	324,106	23,235,159
Globus Medical Inc., Class A(a)	39,316	2,049,150
Haemonetics Corp.(a)	26,356	2,664,328
Hill-Rom Holdings Inc.	34,765	3,166,049
Hologic Inc.(a)	135,006	9,291,113
ICU Medical Inc.(a)	10,107	1,796,924
IDEXX Laboratories Inc.(a)	44,338	18,835,669
Insulet Corp.(a)(b)	34,232	7,608,062
Integra LifeSciences Holdings Corp.(a)	36,900	1,627,290
Intuitive Surgical Inc.(a)	61,004	40,694,548
Masimo Corp.(a)	26,297	5,885,795
Medtronic PLC	700,723	70,471,712
Neogen Corp.(a)	27,574	1,923,011
Novocure Ltd.(a)	43,764	5,343,584
NuVasive Inc.(a)	26,592	1,181,483
Penumbra Inc.(a)	17,531	4,576,117

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Quidel Corp.(a)	19,909	$5,341,386
ResMed Inc.	75,526	14,496,460
STERIS PLC	44,348	7,858,022
Stryker Corp.	170,345	34,411,393
Tandem Diabetes Care Inc.(a)(b)	31,790	3,465,110
Teleflex Inc.	24,248	7,716,441
Varian Medical Systems Inc.(a)	47,518	8,211,110
West Pharmaceutical Services Inc.	38,478	10,468,709
Zimmer Biomet Holdings Inc.	107,930	14,257,553

		611,422,519

Health Care Providers & Services — 18.1%
1Life Healthcare Inc.(a)	37,556	1,059,455
Acadia Healthcare Co. Inc.(a)	46,653	1,663,179
Amedisys Inc.(a)	16,946	4,389,014
Anthem Inc.	131,107	35,765,990
Centene Corp.(a)	302,071	17,852,396
Chemed Corp.	8,310	3,974,839
Cigna Corp.	191,418	31,961,063
Covetrus Inc.(a)(b)	51,068	1,260,869
CVS Health Corp.	682,212	38,265,271
DaVita Inc.(a)(b)	39,295	3,389,194
Encompass Health Corp.	51,905	3,182,296
Guardant Health Inc.(a)	44,117	4,705,519
HCA Healthcare Inc.	137,446	17,035,057
HealthEquity Inc.(a)	40,086	2,064,028
Henry Schein Inc.(a)	74,507	4,737,155
Humana Inc.	68,963	27,535,547
Laboratory Corp. of America Holdings(a)	50,760	10,140,325
LHC Group Inc.(a)(b)	16,489	3,570,693
McKesson Corp.	84,521	12,466,002
Molina Healthcare Inc.(a)	30,900	5,761,923
Premier Inc., Class A	36,895	1,207,573
Quest Diagnostics Inc.	70,011	8,551,144
Tenet Healthcare Corp.(a)	54,598	1,339,835
UnitedHealth Group Inc.	495,399	151,166,051
Universal Health Services Inc., Class B	40,554	4,442,691

		397,487,109

Health Care Technology — 0.6%
Teladoc Health Inc.(a)(b)	62,149	12,209,792

Life Sciences Tools & Services — 9.7%
10X Genomics Inc., Class A(a)	33,740	4,619,006
Agilent Technologies Inc.	160,718	16,407,701
Avantor Inc.(a)	230,857	5,372,042
Bio-Rad Laboratories Inc., Class A(a)(b)	11,127	6,525,095
Bio-Techne Corp.	20,045	5,059,558
Bruker Corp.	53,257	2,265,553
Charles River Laboratories International Inc.(a)	25,836	5,882,857
Illumina Inc.(a)	76,108	22,276,812
IQVIA Holdings Inc.(a)	99,707	15,353,881
Mettler-Toledo International Inc.(a)	12,492	12,465,892
PPD Inc.(a)	56,221	1,848,546
PRA Health Sciences Inc.(a)	33,334	3,248,065
Repligen Corp.(a)	25,463	4,241,372
Syneos Health Inc.(a)	36,357	1,929,830
Thermo Fisher Scientific Inc.	206,216	97,564,914
Waters Corp.(a)	32,232	7,181,934

		212,243,058

28	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 26.7%
Bristol-Myers Squibb Co.	1,174,949	$68,675,769
Catalent Inc.(a)	85,594	7,512,585
Elanco Animal Health Inc.(a)	170,648	5,291,795
Eli Lilly & Co.	413,835	53,988,914
Horizon Therapeutics PLC(a)	110,233	8,259,759
Jazz Pharmaceuticals PLC(a)	28,944	4,170,830
Johnson & Johnson	1,372,460	188,177,991
Merck & Co. Inc.	1,318,463	99,161,602
Mylan NV(a)	269,833	3,923,372
Nektar Therapeutics(a)(b)	92,720	1,468,685
Perrigo Co. PLC	71,237	3,125,167
Pfizer Inc.	2,896,734	102,776,122
Royalty Pharma PLC, Class A	42,016	1,541,987
Zoetis Inc.	247,688	39,270,933

		587,345,511

Total Common Stocks — 99.9% (Cost: $2,062,562,032)		2,193,446,609

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	38,013,755	38,040,365

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	2,427,000	$2,427,000

		40,467,365

Total Short-Term Investments — 1.8% (Cost: $40,455,197)		40,467,365

Total Investments in Securities — 101.7% (Cost: $2,103,017,229)		2,233,913,974

Other Assets, Less Liabilities — (1.7)%		(37,297,137)

Net Assets — 100.0%		$2,196,616,837

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$70,991,917	$—	$(32,941,957	)(a)	$56,565	$(66,160)	$38,040,365	38,013,755	$90,084	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,207,000	—	(780,000	)(a)	—	—	2,427,000	2,427,000	2,900		—

					$56,565	$(66,160)	$40,467,365		$92,984		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Health Care E-Mini Index	29	12/18/20	$2,969	$(170,849)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Healthcare ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$170,849

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$582,871

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(634,123)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,326,937

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,193,446,609	$—	$—	$2,193,446,609
Money Market Funds	40,467,365	—	—	40,467,365

	$2,233,913,974	$—	$—	$2,233,913,974

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(170,849)	$—	$—	$(170,849)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 2.9%
Arista Networks Inc.(a)(b)	41,161	$8,598,533
Ciena Corp.(a)	116,012	4,569,713
Cisco Systems Inc.	3,193,478	114,645,860
EchoStar Corp., Class A(a)	38,117	882,790
F5 Networks Inc.(a)	45,975	6,111,916
Juniper Networks Inc.	250,191	4,933,767
Lumentum Holdings Inc.(a)	56,554	4,676,450
Motorola Solutions Inc.	127,984	20,229,151
Ubiquiti Inc.	5,757	1,068,557
Viavi Solutions Inc.(a)	172,135	2,125,867

		167,842,604

Diversified Telecommunication Services — 0.3%
CenturyLink Inc.	745,801	6,428,804
GCI Liberty Inc., Class A(a)	76,751	6,234,484
Liberty Global PLC, Class A(a)(b)	107,460	2,039,591
Liberty Global PLC, Class C, NVS(a)	280,636	5,236,668

		19,939,547

Electronic Equipment, Instruments & Components — 0.3%
CDW Corp./DE	107,460	13,174,596
SYNNEX Corp.(b)	31,095	4,093,346

		17,267,942

Health Care Technology — 0.8%
Cerner Corp.	230,645	16,165,908
Veeva Systems Inc., Class A(a)	101,837	27,501,082

		43,666,990

Household Durables — 0.2%
Garmin Ltd.	112,328	11,684,358

Interactive Media & Services — 12.9%
Alphabet Inc., Class A(a)	124,616	201,393,164
Alphabet Inc., Class C, NVS(a)	121,767	197,385,525
ANGI Homeservices Inc., Class A(a)(b)	56,219	595,921
Cargurus Inc.(a)(b)	64,870	1,292,859
Facebook Inc., Class A(a)	975,784	256,738,528
IAC/InterActiveCorp.(a)(b)	60,252	7,273,621
Match Group Inc.(a)	196,016	22,890,749
Snap Inc., Class A, NVS(a)(b)	676,541	26,648,950
Twitter Inc.(a)	596,079	24,653,827
Zillow Group Inc., Class A(a)	27,263	2,435,404
Zillow Group Inc., Class C, NVS(a)(b)	107,738	9,547,742

		750,856,290

Internet & Direct Marketing Retail — 0.7%
Chewy Inc., Class A(a)(b)	54,177	3,337,303
eBay Inc.	502,146	23,917,214
Etsy Inc.(a)	90,153	10,961,703
Grubhub Inc.(a)	69,435	5,135,413

		43,351,633

IT Services — 4.5%
Akamai Technologies Inc.(a)	122,574	11,659,239
Amdocs Ltd.	100,801	5,683,160
Booz Allen Hamilton Holding Corp.	104,157	8,176,325
CACI International Inc., Class A(a)	18,949	3,951,435
Cognizant Technology Solutions Corp., Class A	408,785	29,195,425
DXC Technology Co.	191,598	3,529,235
EPAM Systems Inc.(a)	42,205	13,039,235
Fastly Inc., Class A(a)(b)	55,989	3,555,861
Gartner Inc.(a)	67,333	8,086,693

Security	Shares	Value

IT Services (continued)
GoDaddy Inc., Class A(a)(b)	125,584	$8,883,812
International Business Machines Corp.	671,809	75,014,193
KBR Inc.	107,452	2,395,105
Leidos Holdings Inc.	100,849	8,370,467
MongoDB Inc.(a)	38,120	8,709,276
Okta Inc.(a)	87,672	18,396,216
Perspecta Inc.	103,072	1,848,081
Science Applications International Corp.	44,100	3,367,917
Snowflake Inc., Class A(a)	20,947	5,237,169
Twilio Inc., Class A(a)	103,539	28,884,275
VeriSign Inc.(a)	76,218	14,534,773

		262,517,892

Semiconductors & Semiconductor Equipment — 19.8%
Advanced Micro Devices Inc.(a)	885,648	66,680,438
Analog Devices Inc.	278,746	33,039,763
Applied Materials Inc.	689,257	40,824,692
Broadcom Inc.	303,388	106,073,546
Cirrus Logic Inc.(a)	44,086	3,036,203
Cree Inc.(a)	83,039	5,281,280
Enphase Energy Inc.(a)	95,260	9,344,053
Entegris Inc.	101,638	7,599,473
Inphi Corp.(a)	39,157	5,472,582
Intel Corp.	3,208,245	142,061,089
KLA Corp.	117,400	23,148,932
Lam Research Corp.	109,865	37,582,619
Marvell Technology Group Ltd.	502,368	18,843,824
Maxim Integrated Products Inc.	201,315	14,021,590
Microchip Technology Inc.	190,588	20,026,987
Micron Technology Inc.(a)	837,571	42,163,324
MKS Instruments Inc.	41,431	4,490,706
Monolithic Power Systems Inc.	31,967	10,216,653
NVIDIA Corp.(b)	465,434	233,349,990
NXP Semiconductors NV	210,694	28,468,973
ON Semiconductor Corp.(a)	309,593	7,767,688
Power Integrations Inc.	44,589	2,684,704
Qorvo Inc.(a)	86,016	10,954,998
QUALCOMM Inc.	851,107	104,992,560
Semtech Corp.(a)	49,199	2,700,533
Silicon Laboratories Inc.(a)(b)	32,997	3,380,873
Skyworks Solutions Inc.	125,981	17,799,856
SolarEdge Technologies Inc.(a)(b)	37,890	9,763,874
Teradyne Inc.	125,197	10,998,557
Texas Instruments Inc.	690,941	99,903,159
Universal Display Corp.	32,452	6,435,556
Xilinx Inc.	184,362	21,881,926

		1,150,991,001

Software — 36.6%
ACI Worldwide Inc.(a)(b)	87,555	2,553,979
Adobe Inc.(a)	361,835	161,776,428
Alteryx Inc., Class A(a)(b)	40,530	5,080,436
Anaplan Inc.(a)	103,503	5,728,891
ANSYS Inc.(a)	64,669	19,683,304
Aspen Technology Inc.(a)	51,044	5,605,142
Autodesk Inc.(a)	165,314	38,938,060
Avalara Inc.(a)	62,809	9,361,681
Bill.Com Holdings Inc.(a)(b)	44,272	4,427,200
Blackbaud Inc.	37,468	1,848,671
Cadence Design Systems Inc.(a)	210,193	22,988,808
CDK Global Inc.	91,765	3,955,072

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Ceridian HCM Holding Inc.(a)	97,670	$8,421,107
Citrix Systems Inc.	93,132	10,549,062
Cloudflare Inc., Class A(a)	108,654	5,646,748
Coupa Software Inc.(a)	50,560	13,534,912
Crowdstrike Holdings Inc., Class A(a)	113,904	14,105,871
Datadog Inc., Class A(a)	133,440	12,109,680
DocuSign Inc.(a)	138,449	28,001,310
Dropbox Inc., Class A(a)(b)	222,633	4,065,279
Dynatrace Inc.(a)	137,949	4,870,979
Elastic NV(a)	44,857	4,548,948
Fair Isaac Corp.(a)	21,899	8,572,364
FireEye Inc.(a)(b)	168,266	2,328,801
Five9 Inc.(a)(b)	49,393	7,493,906
Fortinet Inc.(a)	101,340	11,184,896
Guidewire Software Inc.(a)	62,588	6,015,333
HubSpot Inc.(a)	32,238	9,351,277
Intuit Inc.	197,494	62,147,412
j2 Global Inc.(a)	33,385	2,266,174
Manhattan Associates Inc.(a)(b)	47,949	4,099,640
Microsoft Corp.	4,969,432	1,006,160,897
New Relic Inc.(a)	39,453	2,393,219
NortonLifeLock Inc.	444,929	9,152,190
Nuance Communications Inc.(a)(b)	212,402	6,777,748
Nutanix Inc., Class A(a)	139,883	3,404,752
Oracle Corp.	1,458,359	81,828,523
Palo Alto Networks Inc.(a)	72,861	16,116,125
Paycom Software Inc.(a)	36,866	13,422,542
Paylocity Holding Corp.(a)	28,119	5,216,637
Pegasystems Inc.(b)	29,842	3,458,091
Pluralsight Inc., Class A(a)	76,819	1,206,058
Proofpoint Inc.(a)(b)	43,296	4,145,159
PTC Inc.(a)	78,622	6,594,813
RealPage Inc.(a)	67,136	3,738,804
RingCentral Inc., Class A(a)	58,948	15,228,626
salesforce.com Inc.(a)	686,459	159,443,832
ServiceNow Inc.(a)	144,686	71,991,413
Slack Technologies Inc., Class A(a)(b)	327,037	8,365,606
Smartsheet Inc., Class A(a)	85,039	4,239,194
SolarWinds Corp.(a)	54,439	1,112,189
Splunk Inc.(a)	119,876	23,740,243
SS&C Technologies Holdings Inc.	169,556	10,041,106
Synopsys Inc.(a)	114,601	24,508,570
Trade Desk Inc. (The), Class A(a)(b)	31,473	17,827,881
Tyler Technologies Inc.(a)	30,300	11,646,714
Verint Systems Inc.(a)	48,425	2,349,581

Security	Shares	Value

Software (continued)
VMware Inc., Class A(a)(b)	60,955	$7,846,737
Workday Inc., Class A(a)	131,230	27,574,048
Zendesk Inc.(a)	86,813	9,631,034
Zoom Video Communications Inc., Class A(a)	137,372	63,316,129
Zscaler Inc.(a)	53,966	7,325,884

		2,131,065,716

Technology Hardware, Storage & Peripherals — 20.9%
Apple Inc.	10,556,842	1,149,217,820
Dell Technologies Inc., Class C(a)	177,256	10,681,447
Hewlett Packard Enterprise Co.	970,297	8,383,366
HP Inc.	1,036,076	18,607,925
NetApp Inc.	166,939	7,326,953
Pure Storage Inc., Class A(a)(b)	180,602	2,907,692
Seagate Technology PLC	168,927	8,078,089
Western Digital Corp.	227,567	8,586,103
Xerox Holdings Corp.	135,259	2,350,801

		1,216,140,196

Total Common Stocks — 99.9% (Cost: $3,749,796,555)		5,815,324,169

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	133,960,104	134,053,876
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	7,090,000	7,090,000

		141,143,876

Total Short-Term Investments — 2.4% (Cost: $141,096,395)		141,143,876

Total Investments in Securities — 102.3% (Cost: $3,890,892,950)		5,956,468,045

Other Assets, Less Liabilities — (2.3)%		(135,098,364)

Net Assets — 100.0%		$5,821,369,681

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

32	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Technology ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$122,323,942	$11,763,567	(a)	$—		$68,702	$(102,335)	$134,053,876	133,960,104	$295,438(b	)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,244,000	—		(3,154,000	)(a)	—	—	7,090,000	7,090,000	7,575		—

						$68,702	$(102,335)	$141,143,876		$303,013		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Communication Services E-Mini Index	11	12/18/20	$851	$(5,034)
S&P Select Sector Technology E-Mini Index	37	12/18/20	4,125	(113,372)

				$(118,406)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$118,406

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$3,157,856

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(731,459)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,710,704

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Technology ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,815,324,169	$—	$—	$5,815,324,169
Money Market Funds	141,143,876	—	—	141,143,876

	$5,956,468,045	$—	$—	$5,956,468,045

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(118,406)	$—	$—	$(118,406)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 60.3%
ALLETE Inc.	44,943	$2,318,160
Alliant Energy Corp.	216,618	11,974,643
American Electric Power Co. Inc.	430,518	38,716,484
Avangrid Inc.	48,184	2,377,399
Duke Energy Corp.	638,141	58,779,168
Edison International	328,185	18,391,487
Entergy Corp.	173,724	17,584,343
Evergy Inc.	196,820	10,864,464
Eversource Energy	297,336	25,948,513
Exelon Corp.	845,586	33,730,426
FirstEnergy Corp.	470,394	13,980,110
Hawaiian Electric Industries Inc.	94,824	3,132,985
IDACORP Inc.	43,810	3,843,451
NextEra Energy Inc.	1,699,488	124,419,516
NRG Energy Inc.	211,841	6,698,412
PG&E Corp.(a)	1,274,680	12,185,941
Pinnacle West Capital Corp.	97,667	7,966,697
PNM Resources Inc.	69,190	3,459,500
Portland General Electric Co.	77,539	3,047,283
PPL Corp.	667,081	18,344,727
Southern Co. (The)	916,415	52,648,042
Xcel Energy Inc.	455,844	31,922,755

		502,334,506

Gas Utilities — 3.6%
Atmos Energy Corp.	107,035	9,811,899
National Fuel Gas Co.	78,991	3,156,480
New Jersey Resources Corp.	83,102	2,424,916
ONE Gas Inc.	45,959	3,173,009
Southwest Gas Holdings Inc.	48,563	3,191,561
Spire Inc.	44,598	2,499,272
UGI Corp.	180,762	5,845,843

		30,102,980

Independent Power and Renewable Electricity Producers — 2.3%
AES Corp. (The)	577,140	11,254,230
Vistra Corp.	424,119	7,366,947

		18,621,177

Multi-Utilities — 29.9%
Ameren Corp.	214,393	17,391,560

Security	Shares	Value

Multi-Utilities (continued)
Avista Corp.	58,831	$1,954,366
Black Hills Corp.	54,500	3,087,970
CenterPoint Energy Inc.	472,745	9,989,102
CMS Energy Corp.	248,408	15,731,679
Consolidated Edison Inc.	290,246	22,781,409
Dominion Energy Inc.	728,994	58,567,378
DTE Energy Co.	167,165	20,631,504
MDU Resources Group Inc.	174,067	4,135,832
NiSource Inc.	332,353	7,634,148
NorthWestern Corp.	43,810	2,283,815
Public Service Enterprise Group Inc.	438,849	25,519,069
Sempra Energy	250,993	31,464,483
WEC Energy Group Inc.	273,706	27,521,138

		248,693,453

Water Utilities — 3.8%
American Water Works Co. Inc.	157,232	23,664,988
Essential Utilities Inc.	193,577	7,975,373

		31,640,361

Total Common Stocks — 99.9% (Cost: $859,942,232)		831,392,477

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	1,032,000	1,032,000

Total Short-Term Investments — 0.1% (Cost: $1,032,000)		1,032,000

Total Investments in Securities — 100.0% (Cost: $860,974,232)		832,424,477

Other Assets, Less Liabilities — 0.0%		414,796

Net Assets — 100.0%		$832,839,273

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Utilities ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$2,148,971	$—	$(2,149,176	)(b)	$4,454	$(4,249)	$—	—	$3,157	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,652,000	—	(1,620,000	)(b)	—	—	1,032,000	1,032,000	1,069		—

					$4,454	$(4,249)	$1,032,000		$4,226		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Utilities E-Mini Index	21	12/18/20	$1,319	$56,015

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$56,015

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$585,855

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(211,403)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,688,353

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

36	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Utilities ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$831,392,477	$—	$—	$831,392,477
Money Market Funds	1,032,000	—	—	1,032,000

	$832,424,477	$—	$—	$832,424,477

Derivative financial instruments(a)
Assets
Futures Contracts	$56,015	$—	$—	$56,015

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Statements of Assets and Liabilities  (unaudited)

October 31, 2020

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF	iShares U.S. Healthcare ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,239,652,458	$1,160,371,752	$358,773,704	$2,193,446,609
Affiliated(c)	14,923,697	19,912,867	587,638	40,467,365
Cash	170,850	187,901	40,167	80,627
Cash pledged:
Futures contracts	122,000	68,000	54,000	207,999
Receivables:
Investments sold	—	125,456,989	1,698,305	3,375,749
Securities lending income — Affiliated	3,662	7,016	390	7,641
Variation margin on futures contracts	—	—	17,638	—
Dividends	1,113,556	178	850,346	2,366,453

Total assets	1,255,986,223	1,306,004,703	362,022,188	2,239,952,443

LIABILITIES
Collateral on securities loaned, at value	8,932,632	17,667,268	227,413	38,010,811
Payables:
Investments purchased	1,804,437	127,411,400	1,795,312	4,487,226
Variation margin on futures contracts	18,839	3,306	—	4,395
Capital shares redeemed	—	—	—	16,232
Investment advisory fees	221,440	431,815	127,966	816,942

Total liabilities	10,977,348	145,513,789	2,150,691	43,335,606

NET ASSETS	$1,245,008,875	$1,160,490,914	$359,871,497	$2,196,616,837

NET ASSETS CONSIST OF:
Paid-in capital	$702,414,799	$1,209,934,775	$1,040,620,477	$1,983,825,983
Accumulated earnings (loss)	542,594,076	(49,443,861)	(680,748,980)	212,790,854

NET ASSETS	$1,245,008,875	$1,160,490,914	$359,871,497	$2,196,616,837

Shares outstanding	7,650,000	5,900,000	23,400,000	10,000,000

Net asset value	$162.75	$196.69	$15.38	$219.66

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$8,524,202	$17,140,933	$221,242	$36,288,458
(b) Investments, at cost — Unaffiliated	$704,112,087	$1,127,108,259	$806,881,121	$2,062,562,032
(c) Investments, at cost — Affiliated	$13,376,437	$19,900,342	$587,351	$40,455,197

See notes to financial statements.

38	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)  (continued)

October 31, 2020

	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,815,324,169	$831,392,477
Affiliated(c)	141,143,876	1,032,000
Cash	101,724	10,079
Cash pledged:
Futures contracts	422,000	106,000
Receivables:
Securities lending income — Affiliated	22,165	77
Dividends	716,886	602,014

Total assets	5,957,730,820	833,142,647

LIABILITIES
Collateral on securities loaned, at value	134,027,385	—
Payables:
Variation margin on futures contracts	112,350	12,154
Capital shares redeemed	50,515	—
Investment advisory fees	2,170,889	291,220

Total liabilities	136,361,139	303,374

NET ASSETS	$5,821,369,681	$832,839,273

NET ASSETS CONSIST OF:
Paid-in capital	$3,339,641,614	$898,165,645
Accumulated earnings (loss)	2,481,728,067	(65,326,372)

NET ASSETS	$5,821,369,681	$832,839,273

Shares outstanding	19,900,000	5,450,000

Net asset value	$292.53	$152.81

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$125,164,278	$—
(b) Investments, at cost — Unaffiliated	$3,749,796,555	$859,942,232
(c) Investments, at cost — Affiliated	$141,096,395	$1,032,000

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Operations  (unaudited)

Six Months Ended October 31, 2020

	iShares Dow Jones U.S. ETF	iShares Transportation Average ETF	iShares U.S. Energy ETF	iShares U.S. Healthcare ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$10,762,592	$4,913,221	$13,100,552	$18,681,416
Dividends — Affiliated	47,443	902	425	2,900
Securities lending income — Affiliated — net	66,183	136,469	29,514	90,084
Foreign taxes withheld	(955)	—	(77)	—

Total investment income	10,875,263	5,050,592	13,130,414	18,774,400

EXPENSES
Investment advisory fees	1,267,354	1,622,265	928,421	5,009,785
Miscellaneous	264	264	264	264

Total expenses	1,267,618	1,622,529	928,685	5,010,049

Net investment income	9,607,645	3,428,063	12,201,729	13,764,351

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(9,975,143)	(101,263,490)	(83,314,444)	(31,538,207)
Investments — Affiliated	48,155	(2,745)	(233)	56,565
In-kind redemptions — Unaffiliated	44,522,584	64,012,855	17,020,949	180,673,720
In-kind redemptions — Affiliated	129,805	—	—	—
Futures contracts	598,224	199,177	296,302	582,871

Net realized gain (loss)	35,323,625	(37,054,203)	(65,997,426)	149,774,949

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	123,190,119	184,786,389	(43,761,579)	(57,692,055)
Investments — Affiliated	417,745	(10,826)	(3,982)	(66,160)
Futures contracts	(377,560)	(24,951)	(136,570)	(634,123)

Net change in unrealized appreciation (depreciation)	123,230,304	184,750,612	(43,902,131)	(58,392,338)

Net realized and unrealized gain (loss)	158,553,929	147,696,409	(109,899,557)	91,382,611

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$168,161,574	$151,124,472	$(97,697,828)	$105,146,962

See notes to financial statements.

40	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended October 31, 2020

	iShares U.S. Technology ETF	iShares U.S. Utilities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$28,827,882	$14,260,955
Dividends — Affiliated	7,575	1,069
Securities lending income — Affiliated — net	295,438	3,157
Foreign taxes withheld	(12,206)	—

Total investment income	29,118,689	14,265,181

EXPENSES
Investment advisory fees	12,225,459	1,706,262
Miscellaneous	264	264

Total expenses	12,225,723	1,706,526

Net investment income	16,892,966	12,558,655

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(23,028,917)	(7,798,170)
Investments — Affiliated	68,702	4,454
In-kind redemptions — Unaffiliated	514,731,908	11,247,233
Futures contracts	3,157,856	585,855

Net realized gain	494,929,549	4,039,372

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	726,339,647	52,497,980
Investments — Affiliated	(102,335)	(4,249)
Futures contracts	(731,459)	(211,403)

Net change in unrealized appreciation (depreciation)	725,505,853	52,282,328

Net realized and unrealized gain	1,220,435,402	56,321,700

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,237,328,368	$68,880,355

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Changes in Net Assets

	iShares Dow Jones U.S. ETF		iShares Transportation Average ETF

	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,607,645	$20,739,023	$3,428,063	$7,034,123
Net realized gain (loss)	35,323,625	54,996,995	(37,054,203)	(20,863,825)
Net change in unrealized appreciation (depreciation)	123,230,304	(79,362,379)	184,750,612	(87,219,715)

Net increase (decrease) in net assets resulting from operations	168,161,574	(3,626,361)	151,124,472	(101,049,417)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,527,121)	(23,902,996)	(3,811,994)	(7,125,758)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(71,901,263)	(55,335,696)	556,413,098	(10,503,748)

NET ASSETS
Total increase (decrease) in net assets	86,733,190	(82,865,053)	703,725,576	(118,678,923)
Beginning of period	1,158,275,685	1,241,140,738	456,765,338	575,444,261

End of period	$1,245,008,875	$1,158,275,685	$1,160,490,914	$456,765,338

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

42	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares U.S. Energy ETF		iShares U.S. Healthcare ETF

	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,201,729	$19,838,637	$13,764,351	$26,463,433
Net realized gain (loss)	(65,997,426)	(155,428,749)	149,774,949	79,687,542
Net change in unrealized appreciation (depreciation)	(43,902,131)	(108,288,972)	(58,392,338)	161,740,914

Net increase (decrease) in net assets resulting from operations	(97,697,828)	(243,879,084)	105,146,962	267,891,889

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,290,041)	(39,698,179)	(15,376,955)	(26,826,547)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	9,403,010	(46,192,009)	(326,086,148)	94,049,386

NET ASSETS
Total increase (decrease) in net assets	(99,584,859)	(329,769,272)	(236,316,141)	335,114,728
Beginning of period	459,456,356	789,225,628	2,432,932,978	2,097,818,250

End of period	$359,871,497	$459,456,356	$2,196,616,837	$2,432,932,978

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets (continued)

	iShares U.S. Technology ETF		iShares U.S. Utilities ETF

	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,892,966	$39,449,999	$12,558,655	$25,499,373
Net realized gain	494,929,549	359,243,259	4,039,372	21,828,097
Net change in unrealized appreciation (depreciation)	725,505,853	271,248,472	52,282,328	(123,101,621)

Net increase (decrease) in net assets resulting from operations	1,237,328,368	669,941,730	68,880,355	(75,774,151)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,473,188)	(40,824,092)	(12,247,963)	(26,169,725)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(260,626,250)	(38,410,338)	(99,465,833)	167,161,858

NET ASSETS
Total increase (decrease) in net assets	959,228,930	590,707,300	(42,833,441)	65,217,982
Beginning of period	4,862,140,751	4,271,433,451	875,672,714	810,454,732

End of period	$5,821,369,681	$4,862,140,751	$832,839,273	$875,672,714

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Dow Jones U.S. ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$143.00		$146.88	$132.49	$119.45	$103.06	$105.32

Net investment income(a)	1.22		2.55	2.40	2.19	2.01	1.92
Net realized and unrealized gain (loss)(b)	19.75		(3.49)	14.46	13.03	16.40	(2.11)

Net increase (decrease) from investment operations	20.97		(0.94)	16.86	15.22	18.41	(0.19)

Distributions(c)
From net investment income		(1.22)	(2.94)	(2.47)	(2.18)	(2.02)	(2.07)

Total distributions		(1.22)	(2.94)	(2.47)	(2.18)	(2.02)	(2.07)

Net asset value, end of period	$162.75		$143.00	$146.88	$132.49	$119.45	$103.06

Total Return
Based on net asset value	14.70	%(d)	(0.63)%	12.89%	12.81%	18.04%	(0.14)%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.52	%(e)	1.72%	1.74%	1.70%	1.82%	1.88%

Supplemental Data
Net assets, end of period (000)	$1,245,009		$1,158,276	$1,241,141	$1,126,170	$1,110,872	$917,234

Portfolio turnover rate(f)	3	%(d)	4%	5%	4%	4%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Transportation Average ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$149.76		$195.07	$187.76	$163.83	$141.18	$153.92

Net investment income(a)	0.82		2.55	2.12	1.91	1.54	1.50
Net realized and unrealized gain (loss)(b)	46.94		(45.09)	7.34	24.02	22.75	(12.63)

Net increase (decrease) from investment operations	47.76		(42.54)	9.46	25.93	24.29	(11.13)

Distributions(c)
From net investment income		(0.83)	(2.77)	(2.15)	(2.00)	(1.64)	(1.61)

Total distributions		(0.83)	(2.77)	(2.15)	(2.00)	(1.64)	(1.61)

Net asset value, end of period	$196.69		$149.76	$195.07	$187.76	$163.83	$141.18

Total Return
Based on net asset value	31.96	%(d)	(21.92)%	5.12%	15.88%	17.32%	(7.24)%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.42%	0.42%	0.43%	0.44%	0.44%

Net investment income	0.89	%(e)	1.40%	1.11%	1.07%	0.99%	1.05%

Supplemental Data
Net assets, end of period (000)	$1,160,491		$456,765	$575,444	$807,349	$966,598	$564,723

Portfolio turnover rate(f)	39	%(d)	35%	17%	5%	5%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Energy ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$20.06		$35.96	$40.47	$37.27	$37.91	$46.62

Net investment income(a)	0.53		1.02	0.89	1.07	0.84	1.06
Net realized and unrealized gain (loss)(b)		(4.72)	(14.81)	(4.43)	3.25	(0.62)	(8.66)

Net increase (decrease) from investment operations		(4.19)	(13.79)	(3.54)	4.32	0.22	(7.60)

Distributions(c)
From net investment income		(0.49)	(2.11)	(0.97)	(1.12)	(0.86)	(1.11)

Total distributions		(0.49)	(2.11)	(0.97)	(1.12)	(0.86)	(1.11)

Net asset value, end of period	$15.38		$20.06	$35.96	$40.47	$37.27	$37.91

Total Return
Based on net asset value	(21.22	)%(d)	(39.91)%	(8.83)%	11.92%	0.52%	(16.20)%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.42%	0.42%	0.43%	0.44%	0.44%

Net investment income	5.54	%(e)	3.42%	2.33%	2.87%	2.17%	2.80%

Supplemental Data
Net assets, end of period (000)	$359,871		$459,456	$789,226	$1,088,740	$1,159,125	$1,249,003

Portfolio turnover rate(f)	9	%(d)	12%	6%	6%	18%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Healthcare ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$212.48		$188.15	$173.95	$158.62	$144.67	$151.70

Net investment income(a)	1.30		2.49	2.26	1.99	1.81	1.70
Net realized and unrealized gain (loss)(b)	7.37		24.38	15.50	15.31	14.07	(5.63)

Net increase (decrease) from investment operations	8.67		26.87	17.76	17.30	15.88	(3.93)

Distributions(c)
From net investment income		(1.49)	(2.54)	(3.56)	(1.97)	(1.93)	(3.10)

Total distributions		(1.49)	(2.54)	(3.56)	(1.97)	(1.93)	(3.10)

Net asset value, end of period	$219.66		$212.48	$188.15	$173.95	$158.62	$144.67

Total Return
Based on net asset value	4.10	%(d)	14.44%	10.27%	10.93%	11.06%	(2.64)%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.43%	0.43%	0.44%	0.44%

Net investment income	1.16	%(e)	1.25%	1.19%	1.16%	1.21%	1.13%

Supplemental Data
Net assets, end of period (000)	$2,196,617		$2,432,933	$2,097,818	$1,800,336	$1,911,386	$1,808,437

Portfolio turnover rate(f)	5	%(d)	5%	6%	7%	6%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Technology ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$234.32		$203.40	$167.97	$138.18	$102.30	$107.28

Net investment income(a)	0.82		1.91	1.59	1.26	1.33	1.30
Net realized and unrealized gain (loss)(b)	58.25		31.00	35.34	29.88	35.87	(4.97)

Net increase (decrease) from investment operations	59.07		32.91	36.93	31.14	37.20	(3.67)

Distributions(c)
From net investment income		(0.86)	(1.99)	(1.50)	(1.35)	(1.32)	(1.31)

Total distributions		(0.86)	(1.99)	(1.50)	(1.35)	(1.32)	(1.31)

Net asset value, end of period	$292.53		$234.32	$203.40	$167.97	$138.18	$102.30

Total Return
Based on net asset value	25.25	%(d)	16.34%	22.10%	22.62%	36.57%	(3.45)%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.42%	0.43%	0.44%	0.44%

Net investment income	0.58	%(e)	0.89%	0.87%	0.80%	1.11%	1.24%

Supplemental Data
Net assets, end of period (000)	$5,821,370		$4,862,141	$4,271,433	$4,031,372	$3,392,234	$2,393,714

Portfolio turnover rate(f)	7	%(d)	16%	19%	15%	4%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Utilities ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$142.39		$148.71	$130.43	$129.30	$121.09	$111.09

Net investment income(a)	2.29		4.20	4.03	3.79	3.69	3.37
Net realized and unrealized gain (loss)(b)	10.41		(6.12)	18.12	0.84	8.46	11.18

Net increase (decrease) from investment operations	12.70		(1.92)	22.15	4.63	12.15	14.55

Distributions(c)
From net investment income		(2.28)	(4.40)	(3.87)	(3.50)	(3.94)	(4.55)

Total distributions		(2.28)	(4.40)	(3.87)	(3.50)	(3.94)	(4.55)

Net asset value, end of period	$152.81		$142.39	$148.71	$130.43	$129.30	$121.09

Total Return
Based on net asset value	9.05	%(d)	(1.39)%	17.29%	3.59%	10.16%	13.61%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.43%	0.43%	0.44%	0.44%

Net investment income	3.10	%(e)	2.70%	2.94%	2.86%	2.96%	3.02%

Supplemental Data
Net assets, end of period (000)	$832,839		$875,673	$810,455	$606,486	$801,673	$1,065,624

Portfolio turnover rate(f)	3	%(d)	4%	6%	5%	9%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Dow Jones U.S.	Diversified
Transportation Average	Non-diversified
U.S. Energy	Non-diversified
U.S. Healthcare	Non-diversified
U.S. Technology	Non-diversified
U.S. Utilities	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

52	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Dow Jones U.S.
Barclays Bank PLC	$796,193	$796,193		$—	$—
BNP Paribas Prime Brokerage International Ltd.	373,140	373,140		—	—
BNP Paribas Securities Corp.	801,084	801,084		—	—
Citigroup Global Markets Inc.	566,278	566,278		—	—
Credit Suisse Securities (USA) LLC	144,290	144,290		—	—
Goldman Sachs & Co.	311,356	305,473		—	(5,883	)(b)
HSBC Bank PLC	1,085,262	1,085,262		—	—
JPMorgan Securities LLC	950,520	950,520		—	—
Morgan Stanley & Co. LLC	1,931,465	1,931,465		—	—
RBC Capital Markets LLC	186,848	186,848		—	—
SG Americas Securities LLC	49,757	49,757		—	—
State Street Bank & Trust Company	12,476	12,476		—	—
TD Prime Services LLC	117,498	117,292		—	(206	)(b)
UBS AG	6,537	6,537		—	—
UBS Securities LLC	347,484	347,484		—	—
Wells Fargo Securities LLC	844,014	844,014		—	—

	8,524,202	8,518,113		—	(6,089)

Transportation Average
Barclays Bank PLC	$4,737,014	$4,737,014		$—	$—
BofA Securities, Inc.	3,008,399	3,008,399		—	—
Credit Suisse Securities (USA) LLC	2,590,136	2,590,136		—	—
Goldman Sachs & Co.	2,094,750	2,063,788		—	(30,962	)(b)
HSBC Bank PLC	16,172	16,172		—	—
Jefferies LLC	948	948		—	—
National Financial Services LLC	3,508,414	3,508,414		—	—
UBS AG	1,185,100	1,185,100		—	—

	17,140,933	17,109,971		—	(30,962)

U.S. Energy
Jefferies LLC	$116,172	$113,530		—	$(2,642	)(b)
RBC Capital Markets LLC	105,070	105,070		—	—

	221,242	218,600		—	(2,642)

U.S. Healthcare
Barclays Capital Inc.	$58,642	$58,000		—	$(642	)(b)
BNP Paribas Prime Brokerage International Ltd.	370,600	370,600		—	—
Deutsche Bank Securities Inc.	20,039	20,039		—	—
Goldman Sachs & Co.	1,054,469	1,054,469		—	—
Jefferies LLC	20,628	20,628		—	—
JPMorgan Securities LLC	1,222,748	1,222,748		—	—
Morgan Stanley & Co. LLC	7,564,019	7,558,213		—	(5,806	)(b)
National Financial Services LLC	220,080	220,080		—	—
TD Prime Services LLC	2,833,602	2,817,021		—	(16,581	)(b)
UBS AG	5,737,752	5,737,752		—	—
UBS Securities LLC	8,887,409	8,887,409		—	—
Wells Fargo Securities LLC	8,298,470	8,298,470		—	—

	36,288,458	36,265,429		—	(23,029)

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Technology
Barclays Bank PLC	$10,702,969	$10,702,969		$—	$—
BNP Paribas Prime Brokerage International Ltd.	15,920,428	15,920,428		—	—
BNP Paribas Securities Corp.	59,473	59,473		—	—
BofA Securities, Inc.	280,260	280,260		—	—
Citigroup Global Markets Inc.	18,585,397	18,585,397		—	—
Credit Suisse Securities (USA) LLC	190,895	190,895		—	—
Goldman Sachs & Co.	1,003,476	1,003,476		—	—
JPMorgan Securities LLC	7,723,143	7,723,143		—	—
Morgan Stanley & Co. LLC	22,286,226	22,286,226		—	—
SG Americas Securities LLC	47,478,792	47,478,792		—	—
State Street Bank & Trust Company	552,352	552,352		—	—
UBS AG	5,184	5,184		—	—
UBS Securities LLC	375,683	375,683		—	—

	125,164,278	125,164,278		—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Dow Jones U.S. ETF, BFA is entitled to an annual investment advisory fee of 0.20%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Transportation Average, iShares U.S. Energy, iShares U.S. Healthcare, iShares U.S. Technology and iShares U.S. Utilities ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

54	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Dow Jones U.S.	$26,230
Transportation Average	50,936
U.S. Energy	10,966
U.S. Healthcare	36,937
U.S. Technology	116,438
U.S. Utilities	1,292

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Dow Jones U.S.	$6,083,685	$4,083,748	$(1,718,932)
U.S. Energy	3,619,402	1,801,210	(1,418,321)
U.S. Healthcare	22,472,351	16,179,094	(2,842,425)
U.S. Technology	127,752,148	147,113,649	(13,755,519)
U.S. Utilities	5,289,765	7,293,381	(3,166,785)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Dow Jones U.S.	$41,519,823	$40,337,750
Transportation Average	298,977,733	300,619,749
U.S. Energy	37,669,357	36,953,955
U.S. Healthcare	119,775,788	121,026,337
U.S. Technology	431,219,428	425,558,178
U.S. Utilities	29,676,720	27,685,807

For the six months ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Dow Jones U.S.	$—	$71,667,081
Transportation Average	990,231,653	435,653,218
U.S. Energy	185,204,149	176,038,910
U.S. Healthcare	297,357,975	621,797,169
U.S. Technology	663,806,086	924,012,645
U.S. Utilities	67,149,985	166,392,008

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Dow Jones U.S.	$10,893,306
Transportation Average	23,150,875
U.S. Energy	132,686,409
U.S. Healthcare	37,339,076
U.S. Technology	19,593,108
U.S. Utilities	34,883,574

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Dow Jones U.S.	$733,032,844	$607,887,357	$(86,414,733)	$521,472,624
Transportation Average	1,163,786,578	57,675,272	(41,176,142)	16,499,130
U.S. Energy	833,987,605	3,460,293	(478,098,094)	(474,637,801)
U.S. Healthcare	2,125,668,161	274,379,113	(166,304,149)	108,074,964
U.S. Technology	3,933,348,089	2,172,363,150	(149,361,600)	2,023,001,550
U.S. Utilities	865,540,571	46,630,690	(79,690,769)	(33,060,079)

56	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/20		Year Ended 04/30/20

iShares ETF	Shares	Amount	Shares	Amount

Dow Jones U.S.
Shares sold	—	$—	350,000	$45,960,610
Shares redeemed	(450,000)	(71,901,263)	(700,000)	(101,296,306)

Net decrease	(450,000)	(71,901,263)	(350,000)	(55,335,696)

Transportation Average
Shares sold	5,350,000	993,251,340	9,150,000	1,664,349,137
Shares redeemed	(2,500,000)	(436,838,242)	(9,050,000)	(1,674,852,885)

Net increase (decrease)	2,850,000	556,413,098	100,000	(10,503,748)

U.S. Energy
Shares sold	9,750,000	186,305,543	11,000,000	215,445,547
Shares redeemed	(9,250,000)	(176,902,533)	(10,050,000)	(261,637,556)

Net increase (decrease)	500,000	9,403,010	950,000	(46,192,009)

U.S. Healthcare
Shares sold	1,350,000	298,821,009	2,800,000	572,958,479
Shares redeemed	(2,800,000)	(624,907,157)	(2,500,000)	(478,909,093)

Net increase (decrease)	(1,450,000)	(326,086,148)	300,000	94,049,386

U.S. Technology
Shares sold	2,450,000	665,655,215	4,150,000	884,213,107
Shares redeemed	(3,300,000)	(926,281,465)	(4,400,000)	(922,623,445)

Net decrease	(850,000)	(260,626,250)	(250,000)	(38,410,338)

U.S. Utilities
Shares sold	450,000	68,100,575	3,950,000	627,020,099
Shares redeemed	(1,150,000)	(167,566,408)	(3,250,000)	(459,858,241)

Net increase (decrease)	(700,000)	(99,465,833)	700,000	167,161,858

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders,

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Notes to Financial Statements (unaudited) (continued)

including the Impacted Funds, proceeds received in connection with the LBO. The iShares Dow Jones U.S. ETF received proceeds of $118,354 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On September 17, 2020, the Board approved a stock split for the following Funds, effective after the close of trading on December 4, 2020. The impact of the stock split will be to increase the number of shares outstanding, while decreasing the NAV per share, resulting in no effect on the net assets of the Funds.

iShares ETF	Forward Share Split

Dow Jones U.S.	2 for 1
U.S. Technology	4 for 1
U.S. Utilities	2 for 1

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Board Review and Approval of Investment Advisory Contract

iShares Dow Jones U.S. ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Transportation Average ETF, iShares U.S. Technology ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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Board Review and Approval of Investment Advisory Contract  (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares U.S. Energy ETF, iShares U.S. Healthcare ETF, iShares U.S. Utilities ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with

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Board Review and Approval of Investment Advisory Contract  (continued)

independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	65

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Dow Jones U.S.(a)	$1.196289	$—	$0.019841	$1.216130	98%	—%	2%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	67

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-401-1020

OCTOBER 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares U.S. Basic Materials ETF | IYM | NYSE Arca
•	iShares U.S. Consumer Goods ETF | IYK | NYSE Arca
•	iShares U.S. Consumer Services ETF | IYC | NYSE Arca
•	iShares U.S. Financial Services ETF | IYG | NYSE Arca
•	iShares U.S. Financials ETF | IYF | NYSE Arca
•	iShares U.S. Industrials ETF | IYJ | Cboe BZX
•	iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
•	iShares MSCI USA ESG Select ETF | SUSA | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of October 31, 2020	iShares® U.S. Basic Materials ETF

Investment Objective

The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Dow Jones U.S. Basic Materials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	20.62%	7.55%	7.65%	5.45%	7.55%	44.58%	70.08%
Fund Market	20.83	7.68	7.68	5.47	7.68	44.75	70.30
Index	20.79	7.92	8.06	5.89	7.92	47.32	77.21

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,206.20	$ 2.34		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Chemicals	80.1%
Metals & Mining	19.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Linde PLC	19.2%
Air Products & Chemicals Inc.	10.1
Newmont Corp.	8.4
Ecolab Inc.	7.6
PPG Industries Inc.	4.9
Dow Inc.	4.7
DuPont de Nemours Inc.	4.7
Freeport-McMoRan Inc.	4.2
Corteva Inc.	4.2
LyondellBasell Industries NV, Class A	3.0

(a) Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® U.S. Consumer Goods ETF

Investment Objective

The iShares U.S. Consumer Goods ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer goods sector, as represented by the Dow Jones U.S. Consumer Goods IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	22.28%	16.32%	8.18%	11.26%	16.32%	48.13%	190.65%
Fund Market	22.43	16.38	8.19	11.27	16.38	48.21	190.86
Index	22.57	16.85	8.63	11.75	16.85	51.26	203.65

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,222.80	$ 2.35		$ 1,000.00	$ 1,023.10	$ 2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Food, Beverage & Tobacco	38.4%
Household & Personal Products	21.8
Automobiles & Components	16.6
Consumer Durables & Apparel	15.9
Media & Entertainment	4.7
Retailing	1.1
Capital Goods	1.0
Other (each representing less than 1%)	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Procter & Gamble Co. (The)	13.3%
Tesla Inc.	11.2
Coca-Cola Co. (The)	7.2
PepsiCo Inc.	7.2
Nike Inc., Class B	5.8
Philip Morris International Inc.	4.3
Mondelez International Inc., Class A	2.9
Colgate-Palmolive Co.	2.6
Altria Group Inc.	2.6
Activision Blizzard Inc.	2.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020	iShares® U.S. Consumer Services ETF

Investment Objective

The iShares U.S. Consumer Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer services sector, as represented by the Dow Jones U.S. Consumer Services Capped (TR) IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	18.93%	11.37%	11.46%	15.41%	11.37%	72.06%	319.20%

Fund Market	18.95	11.31	11.46	15.40	11.31	72.03	318.97
Index	19.17	11.85	11.95	15.92	11.85	75.84	338.02

Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Consumer Services Total Return Index. Index performance beginning on June 24, 2019 reflects the performance of the Dow Jones U.S. Consumer Services Capped (TR) IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,189.30	$2.32		$1,000.00	$1,023.10	$2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Retailing	40.5%
Media & Entertainment	22.6
Consumer Services	17.5
Food & Staples Retailing	12.3
Transportation	3.9
Commercial & Professional Services	2.2
Other (each representing less than 1%)	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Amazon.com Inc.	9.6%
Home Depot Inc. (The)	8.2
Costco Wholesale Corp.	4.8
Walmart Inc.	4.6
McDonald’s Corp.	4.6
Netflix Inc.	4.4
Comcast Corp., Class A	4.4
Walt Disney Co. (The)	4.2
Lowe’s Companies Inc.	3.8
Starbucks Corp.	3.2

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® U.S. Financial Services ETF

Investment Objective

The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	4.48%	(13.51)%	7.41%	10.31%	(13.51)%	42.99%	166.73%
Fund Market	4.52	(13.56)	7.40	10.31	(13.56)	42.91	166.66
Index	4.66	(13.17)	7.88	10.79	(13.17)	46.11	178.50

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,044.80	$2.16		$1,000.00	$1,023.10	$2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Banks	40.2%
Diversified Financials	37.9
Software & Services	21.5
Insurance	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Visa Inc., Class A	11.8%
JPMorgan Chase & Co.	11.5
Mastercard Inc., Class A	9.8
Bank of America Corp.	6.9
Wells Fargo & Co.	3.4
Citigroup Inc.	3.3
BlackRock Inc.	3.3
S&P Global Inc.	3.0
Morgan Stanley	2.6
Goldman Sachs Group Inc. (The)	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020	iShares® U.S. Financials ETF

Investment Objective

The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the Dow Jones U.S. Financials Capped (TR) IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	5.08%	(13.42)%	6.40%	9.54%	(13.42)%	36.36%	148.63%
Fund Market	5.08	(13.47)	6.39	9.53	(13.47)	36.30	148.57
Index	5.29	(13.05)	6.83	9.99	(13.05)	39.17	159.23

Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Financials Total Return Index. Index performance beginning on June 24, 2019 reflects the performance of the Dow Jones U.S. Financials Capped (TR) IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,050.80	$2.17		$1,000.00	$1,023.10	$2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Diversified Financials	31.3%
Banks	22.8
Real Estate	21.0
Insurance	13.6
Software & Services	10.6
Commercial & Professional Services	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Berkshire Hathaway Inc., Class B	8.6%
Visa Inc., Class A	6.5
JPMorgan Chase & Co.	6.4
Mastercard Inc., Class A	4.0
Bank of America Corp.	3.9
American Tower Corp.	2.2
Wells Fargo & Co.	1.9
Citigroup Inc.	1.9
BlackRock Inc.	1.9
S&P Global Inc.	1.7

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® U.S. Industrials ETF

Investment Objective

The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the Dow Jones U.S. Industrials IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	19.72%	3.83%	10.88%	12.27%	3.83%	67.60%	218.12%

Fund Market	19.95	3.96	10.91	12.28	3.96	67.80	218.52
Index	19.97	4.27	11.37	12.77	4.27	71.31	232.55

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,197.20	$2.33		$1,000.00	$1,023.10	$2.14		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Capital Goods	47.4%
Software & Services	21.1
Transportation	13.7
Materials	6.5
Commercial & Professional Services	5.5
Technology Hardware & Equipment	5.4
Pharmaceuticals, Biotechnology & Life Sciences	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
PayPal Holdings Inc.	6.0%
Accenture PLC, Class A	3.8
Union Pacific Corp.	3.3
Honeywell International Inc.	3.2
United Parcel Service Inc., Class B	3.0
3M Co.	2.5
Lockheed Martin Corp.	2.4
Caterpillar Inc.	2.3
Raytheon Technologies Corp.	2.3
Fidelity National Information Services Inc.	2.1

(a)	Excludes money market funds.

F U N D  S U M M A R Y

9

Fund Summary as of October 31, 2020	iShares® MSCI KLD 400 Social ETF

Investment Objective

The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”). The index excludes companies involved in tobacco, alcohol, gambling, controversial weapons, civilian firearms, nuclear weapons, conventional weapons, nuclear power, adult entertainment and genetically modified organisms (GMOs). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	14.19%	12.11%	11.80%	12.52%	12.11%	74.66%	225.38%
Fund Market	14.41	12.23	11.83	12.53	12.23	74.91	225.66
Index	14.33	12.39	12.23	13.03	12.39	78.08	240.22

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,141.90	$1.35		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	31.7%
Communication Services	13.9
Health Care	10.3
Consumer Discretionary	10.1
Industrials	8.8
Consumer Staples	8.0
Financials	7.6
Real Estate	3.2
Materials	3.1
Utilities	2.0
Energy	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp.	9.5%
Facebook Inc., Class A	4.1
Alphabet Inc., Class C	3.2
Alphabet Inc., Class A	3.2
Procter & Gamble Co. (The)	2.2
NVIDIA Corp.	2.0
Visa Inc., Class A	2.0
Tesla Inc.	1.9
Home Depot Inc. (The)	1.9
Mastercard Inc., Class A	1.7

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® MSCI USA ESG Select ETF

Investment Objective

The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA Extended ESG Select Index (the “Index”). The index further excludes companies whose primary revenue is derived from alcohol, gambling, nuclear power, conventional and controversial weapons and civilian firearms. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	17.90%	16.55%	12.94%	12.48%	16.55%	83.74%	224.13%
Fund Market	18.04	16.60	12.95	12.48	16.60	83.85	224.26
Index	18.06	16.86	13.37	12.98	16.86	87.32	238.92

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$1,179.00	$1.37		$1,000.00	$1,023.90	$1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	29.8%
Health Care	13.0
Industrials	11.6
Consumer Discretionary	9.3
Financials	8.7
Consumer Staples	8.1
Communication Services	8.0
Real Estate	3.9
Utilities	3.6
Materials	2.6
Energy	1.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp.	4.9%
Apple Inc.	4.8
salesforce.com Inc.	3.0
Alphabet Inc., Class A	3.0
Accenture PLC, Class A	2.6
Cummins Inc.	2.3
3M Co.	2.0
BlackRock Inc.	2.0
Home Depot Inc. (The)	2.0
Alphabet Inc., Class C	1.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Basic Materials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 80.0%
Air Products & Chemicals Inc.	234,973	$64,908,941
Albemarle Corp.	118,774	11,070,925
Ashland Global Holdings Inc.	66,579	4,645,217
Axalta Coating Systems Ltd.(a)	246,370	6,186,351
Celanese Corp.	130,172	14,775,824
CF Industries Holdings Inc.	243,133	6,712,902
Chemours Co. (The)	204,547	4,119,577
Corteva Inc.	807,996	26,647,708
Dow Inc.	664,838	30,243,481
DuPont de Nemours Inc.	529,404	30,112,499
Eastman Chemical Co.	148,597	12,012,581
Ecolab Inc.	264,921	48,636,846
Element Solutions Inc.(a)	287,052	3,364,249
FMC Corp.	142,593	14,650,005
Huntsman Corp.	236,198	5,737,249
Ingevity Corp.(a)	55,619	3,052,371
International Flavors & Fragrances Inc.(b)	118,793	12,195,289
Linde PLC	556,282	122,571,176
LyondellBasell Industries NV, Class A	279,537	19,134,308
Mosaic Co. (The)	397,960	7,362,260
NewMarket Corp.	9,504	3,399,486
PPG Industries Inc.	240,565	31,206,092
RPM International Inc.	144,335	12,220,844
Scotts Miracle-Gro Co. (The)	47,052	7,060,153
Valvoline Inc.	227,552	4,475,948
Westlake Chemical Corp.	43,035	2,910,027
WR Grace & Co.	80,372	3,495,378

		512,907,687

Metals & Mining — 19.8%
Alcoa Corp.(a)	247,027	3,191,589
Commercial Metals Co.	157,410	3,250,516
Freeport-McMoRan Inc.	1,565,897	27,152,654

Security	Shares	Value

Metals & Mining (continued)
Newmont Corp.	856,413	$53,816,993
Nucor Corp.	331,194	15,817,825
Reliance Steel & Aluminum Co.	72,982	7,954,308
Royal Gold Inc.	74,438	8,843,979
Steel Dynamics Inc.	230,506	7,256,329

		127,284,193

Total Common Stocks — 99.8% (Cost: $655,768,174)		640,191,880

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	10,893,766	10,901,392
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	1,227,000	1,227,000

		12,128,392

Total Short-Term Investments — 1.9% (Cost: $12,129,481)		12,128,392

Total Investments in Securities — 101.7% (Cost: $667,897,655)		652,320,272

Other Assets, Less Liabilities — (1.7)%		(11,015,554)

Net Assets — 100.0%		$641,304,718

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,978,484	$2,925,315	(a)	$—	$13,171	$(15,578)	$10,901,392	10,893,766	$26,342	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	357,000	870,000	(a)	—	—	—	1,227,000	1,227,000	380		—

					$13,171	$(15,578)	$12,128,392		$26,722		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Basic Materials ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	1	12/18/20	$190	$(602)
S&P Select Sector Industrial E-Mini Index	8	12/18/20	609	(14,187)

				$(14,789)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$14,789

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$114,274

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(52,747)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$612,987

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$640,191,880	$—	$—	$640,191,880
Money Market Funds	12,128,392	—	—	12,128,392

	$652,320,272	$—	$—	$652,320,272

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,789)	$—	$—	$(14,789)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 2.1%
Aptiv PLC	64,400	$6,213,956
Autoliv Inc.	18,706	1,417,915
BorgWarner Inc.	58,299	2,039,299
Gentex Corp.	58,732	1,625,114
Lear Corp.	13,034	1,574,638

		12,870,922

Automobiles — 14.5%
Ford Motor Co.	931,935	7,203,857
General Motors Co.	300,354	10,371,224
Harley-Davidson Inc.	36,470	1,199,134
Tesla Inc.(a)(b)	177,786	68,988,079
Thor Industries Inc.	13,138	1,111,212

		88,873,506

Beverages — 18.2%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,170	2,255,020
Brown-Forman Corp., Class B, NVS	43,531	3,034,546
Coca-Cola Co. (The)	922,004	44,311,512
Constellation Brands Inc., Class A	40,073	6,621,262
Keurig Dr Pepper Inc.	110,752	2,979,229
Molson Coors Beverage Co., Class B	44,938	1,584,514
Monster Beverage Corp.(a)	88,047	6,741,759
National Beverage Corp.(a)(b)	2,784	217,959
PepsiCo Inc.	330,231	44,016,490

		111,762,291

Distributors — 1.0%
Genuine Parts Co.	34,406	3,111,335
Pool Corp.	9,558	3,343,675

		6,455,010

Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	51,338	1,001,604

Entertainment — 4.6%
Activision Blizzard Inc.	184,089	13,941,060
Electronic Arts Inc.(a)	68,877	8,253,531
Take-Two Interactive Software Inc.(a)	27,269	4,224,513
Zynga Inc., Class A(a)	238,700	2,145,913

		28,565,017

Food & Staples Retailing — 0.4%
Performance Food Group Co.(a)	31,592	1,061,807
U.S. Foods Holding Corp.(a)(b)	52,512	1,097,501

		2,159,308

Food Products — 13.3%
Archer-Daniels-Midland Co.	132,520	6,127,725
Beyond Meat Inc.(a)	11,774	1,676,971
Bunge Ltd.	33,366	1,892,853
Campbell Soup Co.	48,317	2,254,954
Conagra Brands Inc.	116,501	4,088,020
Darling Ingredients Inc.(a)(b)	38,544	1,657,392
Flowers Foods Inc.	46,834	1,104,346
General Mills Inc.	145,702	8,613,902
Hain Celestial Group Inc. (The)(a)	20,001	615,031
Hershey Co. (The)	35,156	4,832,544
Hormel Foods Corp.	66,922	3,258,432
Ingredion Inc.	15,944	1,130,270
JM Smucker Co. (The)	27,206	3,052,513
Kellogg Co.	60,521	3,806,166
Kraft Heinz Co. (The)	154,538	4,727,317

Security	Shares	Value

Food Products (continued)
Lamb Weston Holdings Inc.	34,674	$2,200,065
Lancaster Colony Corp.	4,643	771,388
McCormick & Co. Inc./MD, NVS	29,560	5,335,876
Mondelez International Inc., Class A	340,654	18,095,540
Pilgrim’s Pride Corp.(a)(b)	11,682	195,557
Post Holdings Inc.(a)(b)	14,984	1,287,126
Seaboard Corp.	62	213,590
TreeHouse Foods Inc.(a)(b)	13,437	521,893
Tyson Foods Inc., Class A	70,178	4,016,287

		81,475,758

Household Durables — 4.3%
DR Horton Inc.	78,935	5,273,647
Helen of Troy Ltd.(a)	6,027	1,142,719
Leggett & Platt Inc.	31,644	1,320,504
Lennar Corp., Class A	65,495	4,599,714
Lennar Corp., Class B	3,683	209,526
Mohawk Industries Inc.(a)	14,292	1,474,792
Newell Brands Inc.	90,235	1,593,550
NVR Inc.(a)	831	3,285,018
PulteGroup Inc.	63,962	2,607,091
Tempur Sealy International Inc.(a)	11,407	1,015,223
Toll Brothers Inc.	27,329	1,155,470
Whirlpool Corp.	14,857	2,747,951

		26,425,205

Household Products — 19.6%
Church & Dwight Co. Inc.	58,983	5,213,507
Clorox Co. (The)	30,102	6,238,640
Colgate-Palmolive Co.	204,487	16,131,979
Energizer Holdings Inc.	13,943	548,657
Kimberly-Clark Corp.	81,339	10,784,738
Procter & Gamble Co. (The)	593,767	81,405,456
Reynolds Consumer Products Inc.	13,053	368,617

		120,691,594

Leisure Products — 1.9%
Brunswick Corp./DE	18,841	1,200,360
Hasbro Inc.	30,404	2,515,019
Mattel Inc.(a)	82,778	1,139,853
Peloton Interactive Inc., Class A(a)	49,147	5,416,491
Polaris Inc.	13,772	1,251,324

		11,523,047

Machinery — 1.0%
Stanley Black & Decker Inc.	38,084	6,329,561

Personal Products — 2.1%
Coty Inc., Class A	67,763	196,512
Estee Lauder Companies Inc. (The), Class A	53,797	11,817,049
Herbalife Nutrition Ltd.(a)	23,313	1,052,349

		13,065,910

Textiles, Apparel & Luxury Goods — 9.7%
Carter’s Inc.	10,384	845,777
Columbia Sportswear Co.	7,283	543,239
Deckers Outdoor Corp.(a)	6,694	1,696,059
Hanesbrands Inc.	82,859	1,331,544
Levi Strauss & Co., Class A	15,557	245,490
Lululemon Athletica Inc.(a)	28,260	9,023,135
Nike Inc., Class B	296,898	35,651,512
PVH Corp.	16,947	987,841
Ralph Lauren Corp.	11,473	766,970
Skechers U.S.A. Inc., Class A(a)(b)	32,440	1,028,672

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Consumer Goods ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Tapestry Inc.	65,741	$1,461,422
Under Armour Inc., Class A(a)(b)	45,140	624,738
Under Armour Inc., Class C, NVS(a)	46,552	569,331
VF Corp.	76,202	5,120,774

		59,896,504

Tobacco — 6.9%
Altria Group Inc.	443,222	15,991,450
Philip Morris International Inc.	371,408	26,377,396

		42,368,846

Total Common Stocks — 99.8% (Cost: $581,238,045)		613,464,083

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	10,261,242	10,268,425

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	810,000	$810,000

		11,078,425

Total Short-Term Investments — 1.8% (Cost: $11,078,813)		11,078,425

Total Investments in Securities — 101.6% (Cost: $592,316,858)		624,542,508

Other Assets, Less Liabilities — (1.6)%		(9,661,428)

Net Assets — 100.0%		$614,881,080

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,687,862	$8,581,859	(a)	$—	$820	$(2,116)	$10,268,425	10,261,242	$12,438	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	572,000	238,000	(a)	—	—	—	810,000	810,000	577		—

					$820	$(2,116)	$11,078,425		$13,015		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	3	12/18/20	$569	$1,883
S&P Select Sector Consumer Staples E-Mini Index	13	12/18/20	810	(16,239)

				$(14,356)

16	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Consumer Goods ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,883

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	16,239

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$205,084

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(96,912)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,320,137

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$613,464,083	$—	$—	$613,464,083
Money Market Funds	11,078,425	—	—	11,078,425

	$624,542,508	$—	$—	$624,542,508

Derivative financial instruments(a)
Assets
Futures Contracts	$1,883	$—	$—	$1,883
Liabilities
Futures Contracts	(16,239)	—	—	(16,239)

	$(14,356)	$—	$—	$(14,356)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 2.1%
Alaska Air Group Inc.	40,516	$1,535,151
American Airlines Group Inc.(a)	165,806	1,870,292
Delta Air Lines Inc.	208,183	6,378,727
JetBlue Airways Corp.(a)(b)	89,271	1,068,574
Southwest Airlines Co.	192,553	7,611,620
United Airlines Holdings Inc.(b)	95,046	3,218,258

		21,682,622

Commercial Services & Supplies — 1.2%
Copart Inc.(b)	67,443	7,443,010
IAA Inc.(b)	43,690	2,472,417
Rollins Inc.	48,134	2,784,552

		12,699,979

Distributors — 0.3%
LKQ Corp.(a)(b)	91,380	2,923,246

Diversified Consumer Services — 1.4%
Bright Horizons Family Solutions Inc.(a)(b)	19,698	3,113,269
Chegg Inc.(a)(b)	40,583	2,980,416
frontdoor Inc.(b)	27,993	1,109,083
Grand Canyon Education Inc.(b)	15,493	1,214,186
H&R Block Inc.	63,212	1,091,039
Service Corp. International	57,488	2,662,269
Terminix Global Holdings Inc.(b)	43,001	2,024,917

		14,195,179

Entertainment — 10.0%
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	8,418	280,319
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	66,372	2,398,020
Live Nation Entertainment Inc.(b)	46,380	2,263,344
Madison Square Garden Sports Corp.(a)(b)	5,678	804,232
Netflix Inc.(b)	95,560	45,461,714
Roku Inc.(b)	34,564	6,995,754
Walt Disney Co. (The)	358,415	43,457,819
Warner Music Group Corp., Class A	29,016	769,795
World Wrestling Entertainment Inc., Class A	15,299	556,272

		102,987,269

Food & Staples Retailing — 12.3%
BJ’s Wholesale Club Holdings Inc.(a)(b)	44,940	1,720,753
Casey’s General Stores Inc.	12,035	2,028,740
Costco Wholesale Corp.	137,974	49,342,262
Kroger Co. (The)	253,991	8,181,050
Sprouts Farmers Market Inc.(a)(b)	38,650	736,282
Sysco Corp.	166,060	9,184,778
Walgreens Boots Alliance Inc.	234,821	7,993,307
Walmart Inc.	341,685	47,408,794

		126,595,966

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	48,048	4,615,971
Cardinal Health Inc.	95,601	4,377,570

		8,993,541

Hotels, Restaurants & Leisure — 16.1%
Aramark	82,503	2,288,633
Boyd Gaming Corp.	26,280	833,602
Carnival Corp.(a)	168,985	2,316,784
Chipotle Mexican Grill Inc.(b)	9,133	10,973,117
Choice Hotels International Inc.	9,434	824,060
Churchill Downs Inc.	11,568	1,725,367

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store Inc.	7,764	$883,699
Darden Restaurants Inc.	42,508	3,907,335
Domino’s Pizza Inc.	12,837	4,856,494
DraftKings Inc., Class A(a)(b)	98,574	3,489,520
Dunkin’ Brands Group Inc.	26,826	2,674,821
Hilton Worldwide Holdings Inc.	90,537	7,950,054
Hyatt Hotels Corp., Class A	11,593	639,238
Las Vegas Sands Corp.	107,134	5,148,860
Marriott International Inc./MD, Class A	86,827	8,064,492
Marriott Vacations Worldwide Corp.	13,454	1,299,656
McDonald’s Corp.	221,586	47,197,818
MGM Resorts International(a)	133,676	2,749,715
Norwegian Cruise Line Holdings Ltd.(b)	89,724	1,492,110
Planet Fitness Inc., Class A(b)	26,053	1,544,161
Royal Caribbean Cruises Ltd.	58,155	3,281,105
Starbucks Corp.	381,732	33,195,415
Texas Roadhouse Inc.	21,380	1,497,241
Vail Resorts Inc.(a)	13,099	3,039,492
Wendy’s Co. (The)	58,674	1,282,027
Wyndham Hotels & Resorts Inc.	30,324	1,410,369
Wynn Resorts Ltd.	31,664	2,293,424
Yum! Brands Inc.	98,413	9,184,885

		166,043,494

Interactive Media & Services — 0.9%
Pinterest Inc., Class A(b)	151,002	8,901,568
TripAdvisor Inc.	31,489	601,755

		9,503,323

Internet & Direct Marketing Retail — 12.7%
Amazon.com Inc.(b)	32,497	98,665,767
Booking Holdings Inc.(b)	13,371	21,694,447
Expedia Group Inc.	44,355	4,176,023
Qurate Retail Inc., Series A	126,974	859,614
Wayfair Inc., Class A(a)(b)	22,336	5,539,998

		130,935,849

IT Services — 0.1%
LiveRamp Holdings Inc.(b)	21,588	1,426,751

Media — 11.7%
Altice USA Inc., Class A(b)	107,943	2,909,064
Cable One Inc.	1,770	3,065,392
Charter Communications Inc., Class A(a)(b)	48,843	29,492,380
Comcast Corp., Class A	1,071,710	45,269,030
Discovery Inc., Class A(a)(b)	52,499	1,062,580
Discovery Inc., Class C, NVS(a)(b)	100,931	1,849,056
DISH Network Corp., Class A(b)	80,499	2,051,920
Fox Corp., Class A, NVS	112,234	2,976,446
Fox Corp., Class B(b)	51,332	1,341,818
Interpublic Group of Companies Inc. (The)	127,164	2,300,397
Liberty Broadband Corp., Class A(b)	7,641	1,073,943
Liberty Broadband Corp., Class C, NVS(b)	49,936	7,076,431
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	27,254	942,171
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	56,842	1,966,733
New York Times Co. (The), Class A(a)	47,077	1,867,074
News Corp., Class A, NVS	126,718	1,663,807
News Corp., Class B	39,903	519,537
Nexstar Media Group Inc., Class A	14,841	1,222,898
Omnicom Group Inc.	70,201	3,313,487
Sirius XM Holdings Inc.(a)	396,216	2,270,318
TEGNA Inc.	71,749	863,140

18	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Consumer Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
ViacomCBS Inc., Class A	3,425	$102,270
ViacomCBS Inc., Class B, NVS	183,926	5,254,766

		120,454,658

Multiline Retail — 5.0%
Dollar General Corp.	81,321	16,972,506
Dollar Tree Inc.(b)	77,458	6,996,007
Kohl’s Corp.	51,701	1,100,714
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	18,523	1,613,168
Target Corp.	163,474	24,884,012

		51,566,407

Professional Services — 1.0%
IHS Markit Ltd.	121,798	9,849,804

Road & Rail — 1.7%
AMERCO	2,956	1,026,205
Lyft Inc., Class A(a)(b)	79,148	1,806,949
Uber Technologies Inc.(b)	452,126	15,105,529

		17,938,683

Specialty Retail — 22.5%
Aaron’s Holdings Co. Inc.	22,002	1,149,825
Advance Auto Parts Inc.	22,587	3,326,613
AutoNation Inc.(b)	19,148	1,086,266
AutoZone Inc.(b)	7,626	8,609,602
Best Buy Co. Inc.	75,211	8,389,787
Burlington Stores Inc.(b)	21,525	4,166,810
CarMax Inc.(b)	53,196	4,598,262
Carvana Co.(b)	18,141	3,362,434
Dick’s Sporting Goods Inc.	21,348	1,209,364
Five Below Inc.(b)	18,218	2,429,188
Floor & Decor Holdings Inc., Class A(b)	33,849	2,470,977
Foot Locker Inc.	34,157	1,259,710
Gap Inc. (The)	67,333	1,309,627
Home Depot Inc. (The)	316,477	84,407,581
L Brands Inc.	76,141	2,437,273
Lithia Motors Inc., Class A	8,356	1,918,287
Lowe’s Companies Inc.	246,782	39,016,234
Murphy USA Inc.(b)	8,893	1,087,525

Security	Shares	Value

Specialty Retail (continued)
National Vision Holdings Inc.(a)(b)	26,354	$1,062,857
O’Reilly Automotive Inc.(b)	24,186	10,559,608
Penske Automotive Group Inc.	10,531	538,766
RH(a)(b)	5,027	1,685,201
Ross Stores Inc.	116,225	9,898,883
Tiffany & Co.	35,306	4,619,437
TJX Companies Inc. (The)	391,547	19,890,588
Tractor Supply Co.	37,920	5,051,323
Ulta Beauty Inc.(b)	18,411	3,806,842
Williams-Sonoma Inc.	25,371	2,314,089

		231,662,959

Total Common Stocks — 99.9% (Cost: $925,243,935)		1,029,459,730

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	18,446,636	18,459,549
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	1,473,000	1,473,000

		19,932,549

Total Short-Term Investments — 1.9% (Cost: $19,919,412)		19,932,549

Total Investments in Securities — 101.8% (Cost: $945,163,347)		1,049,392,279

Other Assets, Less Liabilities — (1.8)%		(18,454,600)

Net Assets — 100.0%		$1,030,937,679

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$21,049,903	$—		$(2,566,468	)(a)	$(13,848)	$(10,038)	$18,459,549	18,446,636	$164,711	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	943,000	530,000	(a)	—		—	—	1,473,000	1,473,000	785		—

						$(13,848)	$(10,038)	$19,932,549		$165,496		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Consumer Services ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	2	12/18/20	$326	$(6,737)
S&P Select Sector Consumer Discretionary E-Mini Index	7	12/18/20	1,010	(28,256)

				$(34,993)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$34,993

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$215,574

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(106,144)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$941,113

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,029,459,730	$—	$—	$1,029,459,730
Money Market Funds	19,932,549	—	—	19,932,549

	$1,049,392,279	$—	$—	$1,049,392,279

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(34,993)	$—	$—	$(34,993)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 39.5%
Bank of America Corp.	2,827,182	$67,004,213
Bank OZK	44,600	1,105,188
BOK Financial Corp.	11,494	675,158
Citigroup Inc.	771,970	31,974,997
Citizens Financial Group Inc.	158,271	4,312,885
Comerica Inc.	51,435	2,340,807
Commerce Bancshares Inc.	37,157	2,313,023
Cullen/Frost Bankers Inc.	20,744	1,457,681
East West Bancorp. Inc.	52,263	1,906,554
Fifth Third Bancorp.	264,104	6,132,495
First Citizens BancShares Inc./NC, Class A	2,673	1,236,797
First Financial Bankshares Inc.	52,407	1,562,253
First Horizon National Corp.	204,687	2,130,792
First Republic Bank/CA	63,823	8,050,633
FNB Corp.	119,559	903,866
Glacier Bancorp. Inc.	35,448	1,269,038
Home BancShares Inc./AR	56,638	940,191
Huntington Bancshares Inc./OH	377,278	3,938,782
JPMorgan Chase & Co.	1,130,073	110,792,357
KeyCorp.	361,907	4,697,553
M&T Bank Corp.	47,567	4,926,990
People’s United Financial Inc.	156,897	1,674,091
Pinnacle Financial Partners Inc.	28,190	1,290,820
PNC Financial Services Group Inc. (The)	157,409	17,610,919
Popular Inc.	31,328	1,322,042
Prosperity Bancshares Inc.	34,263	1,888,234
Regions Financial Corp.	356,036	4,735,279
Signature Bank/New York NY	19,845	1,602,285
SVB Financial Group(a)	19,171	5,573,010
Synovus Financial Corp.	54,375	1,413,750
TCF Financial Corp.	56,619	1,540,603
Truist Financial Corp.	499,703	21,047,490
U.S. Bancorp.	508,298	19,798,207
UMB Financial Corp.	16,084	979,033
Umpqua Holdings Corp.	81,445	1,022,949
United Bankshares Inc./WV	48,195	1,264,155
Valley National Bancorp.	150,093	1,146,710
Webster Financial Corp.	33,614	1,082,707
Wells Fargo & Co.	1,527,741	32,770,044
Western Alliance Bancorp.	37,503	1,545,124
Wintrust Financial Corp.	21,296	1,048,402
Zions Bancorp NA	60,669	1,957,789

		381,985,896

Capital Markets — 31.5%
Affiliated Managers Group Inc.	17,253	1,300,359
Ameriprise Financial Inc.	44,597	7,172,535
Apollo Global Management Inc.	77,193	2,845,334
Ares Management Corp., Class A	35,111	1,485,195
Bank of New York Mellon Corp. (The)	302,205	10,383,764
BlackRock Inc.(b)	52,584	31,508,859
Blackstone Group Inc. (The), Class A	248,830	12,546,009
Carlyle Group Inc. (The)	42,768	1,065,779
Cboe Global Markets Inc.	40,257	3,272,491
Charles Schwab Corp. (The)	549,585	22,593,439
CME Group Inc.	132,980	20,042,746
Eaton Vance Corp., NVS	42,363	2,532,884
FactSet Research Systems Inc.	14,088	4,317,972
Federated Hermes Inc.	35,497	848,378

Security	Shares	Value

Capital Markets (continued)
Franklin Resources Inc.	98,901	$1,854,394
Goldman Sachs Group Inc. (The)	127,586	24,118,857
Interactive Brokers Group Inc., Class A	29,403	1,398,701
Intercontinental Exchange Inc.	208,115	19,646,056
Invesco Ltd.	139,696	1,831,415
Janus Henderson Group PLC	56,018	1,361,237
Lazard Ltd., Class A	41,646	1,402,221
LPL Financial Holdings Inc.	29,241	2,337,233
MarketAxess Holdings Inc.	14,080	7,587,008
Moody’s Corp.	59,856	15,736,142
Morgan Stanley	529,456	25,493,306
Morningstar Inc.	8,006	1,524,182
MSCI Inc.	31,013	10,849,588
Nasdaq Inc.	42,636	5,158,530
Northern Trust Corp.	77,162	6,039,470
Raymond James Financial Inc.	45,265	3,460,057
S&P Global Inc.	89,364	28,840,444
SEI Investments Co.	44,955	2,209,538
State Street Corp.	130,666	7,696,227
Stifel Financial Corp.	25,515	1,491,607
T Rowe Price Group Inc.	84,168	10,660,719
Tradeweb Markets Inc., Class A	33,565	1,828,621
Virtu Financial Inc., Class A	30,051	642,490

		305,083,787

Consumer Finance — 5.9%
Ally Financial Inc.	138,630	3,698,649
American Express Co.	241,833	22,064,843
Capital One Financial Corp.	169,324	12,374,198
Credit Acceptance Corp.(a)(c)	4,519	1,347,204
Discover Financial Services	113,623	7,386,631
FirstCash Inc.	15,309	796,680
Green Dot Corp., Class A(a)	19,995	1,066,134
LendingTree Inc.(a)(c)	2,921	945,206
OneMain Holdings Inc.	27,795	969,768
Santander Consumer USA Holdings Inc.	26,973	548,631
SLM Corp.	138,548	1,273,256
Synchrony Financial	201,308	5,036,726

		57,507,926

Diversified Financial Services — 0.3%
Equitable Holdings Inc.	149,607	3,215,054

Insurance — 0.4%
Fidelity National Financial Inc.	109,357	3,421,781

IT Services — 21.5%
Mastercard Inc., Class A	327,555	94,545,475
Visa Inc., Class A	625,183	113,602,003

		208,147,478

Thrifts & Mortgage Finance — 0.7%
Essent Group Ltd.	41,547	1,655,648
MGIC Investment Corp.	125,011	1,257,611
New York Community Bancorp. Inc.	171,315	1,423,628
Radian Group Inc.	71,199	1,278,022
Rocket Companies Inc., Class A(a)(c)	37,394	681,692
TFS Financial Corp.	17,734	278,601

		6,575,202

Total Common Stocks — 99.8% (Cost: $1,173,927,354)		965,937,124

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Financial Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(b)(d)(e)	3,056,872	$3,059,011
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(d)	1,119,000	1,119,000

		4,178,011

Total Short-Term Investments — 0.4% (Cost: $4,178,007)		4,178,011

Total Investments in Securities — 100.2% (Cost: $1,178,105,361)		970,115,135

Other Assets, Less Liabilities — (0.2)%		(1,873,538)

Net Assets — 100.0%		$968,241,597

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$195,785	$2,886,701	(a)	$—	$(23,114)	$(361)	$3,059,011	3,056,872	$58,875	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,109,000	10,000	(a)	—	—	—	1,119,000	1,119,000	1,871		—
BlackRock Inc.	19,996,755	42,076,589		(38,665,276)	5,796,344	2,304,447	31,508,859	52,584	594,576		—

					$5,773,230	$2,304,086	$35,686,870		$655,322		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index	30	12/18/20	$2,196	$(46,507)

22	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Financial Services ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$46,507

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$868,646

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(223,208)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,529,425

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$965,937,124	$—	$—	$965,937,124
Money Market Funds	4,178,011	—	—	4,178,011

	$970,115,135	$—	$—	$970,115,135

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(46,507)	$—	$—	$(46,507)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 22.3%
Bank of America Corp.	1,969,098	$46,667,623
Bank OZK	30,991	767,957
BOK Financial Corp.	7,993	469,509
Citigroup Inc.	537,668	22,270,209
Citizens Financial Group Inc.	110,327	3,006,411
Comerica Inc.	35,983	1,637,586
Commerce Bancshares Inc.	25,983	1,617,442
Cullen/Frost Bankers Inc.	14,330	1,006,969
East West Bancorp. Inc.	36,315	1,324,771
Fifth Third Bancorp.	183,902	4,270,204
First Citizens BancShares Inc./NC, Class A	1,867	863,861
First Financial Bankshares Inc.	36,454	1,086,694
First Horizon National Corp.	142,387	1,482,249
First Republic Bank/CA	44,406	5,601,373
FNB Corp.	84,064	635,524
Glacier Bancorp. Inc.	24,700	884,260
Home BancShares Inc./AR	39,168	650,189
Huntington Bancshares Inc./OH	263,069	2,746,440
JPMorgan Chase & Co.	769,878	75,478,839
KeyCorp.	252,194	3,273,478
M&T Bank Corp.	33,144	3,433,055
People’s United Financial Inc.	109,023	1,163,275
Pinnacle Financial Partners Inc.	19,638	899,224
PNC Financial Services Group Inc. (The)	109,633	12,265,740
Popular Inc.	21,808	920,298
Prosperity Bancshares Inc.	23,983	1,321,703
Regions Financial Corp.	248,085	3,299,530
Signature Bank/New York NY	13,794	1,113,728
SVB Financial Group(a)	13,371	3,886,950
Synovus Financial Corp.	37,735	981,110
TCF Financial Corp.	39,412	1,072,401
Truist Financial Corp.	348,037	14,659,318
U.S. Bancorp.	354,024	13,789,235
UMB Financial Corp.	11,198	681,622
Umpqua Holdings Corp.	57,092	717,076
United Bankshares Inc./WV	33,588	881,013
Valley National Bancorp.	104,535	798,647
Webster Financial Corp.	23,249	748,850
Wells Fargo & Co.	1,064,054	22,823,958
Western Alliance Bancorp.	26,099	1,075,279
Wintrust Financial Corp.	14,876	732,345
Zions Bancorp NA	42,459	1,370,152

		264,376,097

Capital Markets — 18.4%
Affiliated Managers Group Inc.	11,986	903,385
Ameriprise Financial Inc.	31,033	4,991,037
Apollo Global Management Inc.	53,703	1,979,493
Ares Management Corp., Class A	24,468	1,034,996
Bank of New York Mellon Corp. (The)	210,273	7,224,980
BlackRock Inc.(b)	36,624	21,945,467
Blackstone Group Inc. (The), Class A	173,364	8,741,013
Carlyle Group Inc. (The)	29,788	742,317
Cboe Global Markets Inc.	28,004	2,276,445
Charles Schwab Corp. (The)	382,707	15,733,085
CME Group Inc.	92,619	13,959,536
Eaton Vance Corp., NVS	29,564	1,767,632
FactSet Research Systems Inc.	9,820	3,009,830
Federated Hermes Inc.	24,800	592,720

Security	Shares	Value

Capital Markets (continued)
Franklin Resources Inc.	69,175	$1,297,031
Goldman Sachs Group Inc. (The)	88,862	16,798,472
Interactive Brokers Group Inc., Class A	20,467	973,615
Intercontinental Exchange Inc.	144,949	13,683,186
Invesco Ltd.	97,517	1,278,448
Janus Henderson Group PLC	38,806	942,986
KKR & Co. Inc.	144,289	4,927,469
Lazard Ltd., Class A	29,194	982,962
LPL Financial Holdings Inc.	20,471	1,636,247
MarketAxess Holdings Inc.	9,800	5,280,730
Moody’s Corp.	41,689	10,960,038
Morgan Stanley	368,760	17,755,794
Morningstar Inc.	5,557	1,057,942
MSCI Inc.	21,582	7,550,247
Nasdaq Inc.	29,703	3,593,766
Northern Trust Corp.	53,719	4,204,586
Raymond James Financial Inc.	31,424	2,402,051
S&P Global Inc.	62,241	20,087,038
SEI Investments Co.	31,460	1,546,259
State Street Corp.	90,914	5,354,835
Stifel Financial Corp.	17,775	1,039,126
T Rowe Price Group Inc.	58,563	7,417,590
Tradeweb Markets Inc., Class A	23,486	1,279,517
Virtu Financial Inc., Class A	20,946	447,825

		217,399,696

Consumer Finance — 3.4%
Ally Financial Inc.	96,688	2,579,636
American Express Co.	168,434	15,367,918
Capital One Financial Corp.	117,977	8,621,759
Credit Acceptance Corp.(a)(c)	3,150	939,078
Discover Financial Services	79,085	5,141,316
FirstCash Inc.	10,734	558,598
Green Dot Corp., Class A(a)	14,376	766,528
LendingTree Inc.(a)(c)	2,031	657,211
OneMain Holdings Inc.	19,405	677,041
Santander Consumer USA Holdings Inc.	18,800	382,392
SLM Corp.	96,912	890,621
Synchrony Financial	140,197	3,507,729

		40,089,827

Diversified Financial Services — 8.9%
Berkshire Hathaway Inc., Class B(a)	500,743	101,100,012
Equitable Holdings Inc.	104,619	2,248,262
Voya Financial Inc.	32,663	1,565,538

		104,913,812

Equity Real Estate Investment Trusts (REITs) — 20.5%
Alexandria Real Estate Equities Inc.	30,274	4,587,117
American Campus Communities Inc.	35,653	1,335,561
American Homes 4 Rent, Class A	68,577	1,938,672
American Tower Corp.	114,558	26,308,245
Americold Realty Trust	52,372	1,897,438
Apartment Investment & Management Co., Class A	38,553	1,229,841
AvalonBay Communities Inc.	36,321	5,053,341
Boston Properties Inc.	36,629	2,652,306
Brixmor Property Group Inc.	76,240	835,590
Camden Property Trust	25,073	2,312,734
CoreSite Realty Corp.	11,001	1,313,079
Corporate Office Properties Trust	28,796	645,894
Cousins Properties Inc.	38,099	970,763
Crown Castle International Corp.	108,385	16,929,737

24	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CubeSmart	50,142	$1,701,318
CyrusOne Inc.	30,091	2,137,966
Digital Realty Trust Inc.	69,480	10,025,964
Douglas Emmett Inc.	42,288	997,997
Duke Realty Corp.	95,727	3,636,669
EastGroup Properties Inc.	10,174	1,353,956
Equinix Inc.	22,871	16,724,190
Equity Commonwealth	31,202	824,357
Equity LifeStyle Properties Inc.	43,810	2,593,114
Equity Residential	88,398	4,152,938
Essex Property Trust Inc.	16,852	3,447,751
Extra Space Storage Inc.	33,332	3,864,845
Federal Realty Investment Trust	17,814	1,225,247
First Industrial Realty Trust Inc.	32,940	1,311,341
Gaming and Leisure Properties Inc.	53,659	1,950,505
Healthcare Realty Trust Inc.	35,226	979,283
Healthcare Trust of America Inc., Class A	56,569	1,374,627
Healthpeak Properties Inc.	139,040	3,749,909
Highwoods Properties Inc.	26,759	796,615
Host Hotels & Resorts Inc.	181,430	1,901,386
Hudson Pacific Properties Inc.	39,347	757,823
Invitation Homes Inc.	144,745	3,945,749
Iron Mountain Inc.	74,157	1,932,531
JBG SMITH Properties	29,089	679,228
Kilroy Realty Corp.	26,942	1,268,429
Kimco Realty Corp.	112,071	1,149,848
Lamar Advertising Co., Class A	22,184	1,374,521
Lexington Realty Trust	71,151	706,529
Life Storage Inc.	12,149	1,386,808
Medical Properties Trust Inc.	136,146	2,426,122
Mid-America Apartment Communities Inc.	29,542	3,445,484
National Health Investors Inc.	11,563	648,106
National Retail Properties Inc.	44,582	1,427,070
Omega Healthcare Investors Inc.	58,362	1,681,409
Physicians Realty Trust	53,885	908,501
PotlatchDeltic Corp.	17,218	715,408
Prologis Inc.	190,796	18,926,963
PS Business Parks Inc.	5,180	590,675
Public Storage	39,291	9,000,389
Rayonier Inc.	35,138	891,802
Realty Income Corp.	89,038	5,151,739
Regency Centers Corp.	40,835	1,453,318
Rexford Industrial Realty Inc.	32,035	1,488,346
Sabra Health Care REIT Inc.	52,998	697,454
SBA Communications Corp.	28,917	8,396,629
Simon Property Group Inc.	78,940	4,958,221
SL Green Realty Corp.	18,964	811,849
Spirit Realty Capital Inc.	26,464	795,243
STORE Capital Corp.	59,052	1,517,636
Sun Communities Inc.	25,388	3,494,150
Taubman Centers Inc.	16,032	535,789
UDR Inc.	75,960	2,372,990
Ventas Inc.	96,342	3,802,619
VEREIT Inc.	277,133	1,718,225
VICI Properties Inc.	137,900	3,164,805
Vornado Realty Trust	40,356	1,240,140
Welltower Inc.	107,670	5,789,416
Weyerhaeuser Co.	192,543	5,254,499
WP Carey Inc.	44,966	2,815,321

		242,082,080

Security	Shares	Value

Insurance — 13.6%
Aflac Inc.	171,059	$5,807,453
Alleghany Corp.	3,686	2,015,984
Allstate Corp. (The)	80,582	7,151,652
American Financial Group Inc./OH	18,569	1,391,561
American International Group Inc.	222,257	6,998,873
Aon PLC, Class A	59,827	11,008,766
Arch Capital Group Ltd.(a)	104,904	3,169,150
Arthur J Gallagher & Co.	49,416	5,124,933
Assurant Inc.	15,341	1,907,960
Athene Holding Ltd., Class A(a)	32,694	1,048,823
Axis Capital Holdings Ltd.	20,739	885,348
Brighthouse Financial Inc.(a)	24,165	799,861
Brown & Brown Inc.	60,703	2,641,187
Chubb Ltd.	116,571	15,143,739
Cincinnati Financial Corp.	38,676	2,735,940
CNA Financial Corp.	6,930	206,445
Enstar Group Ltd.(a)	3,424	588,483
Erie Indemnity Co., Class A, NVS	6,460	1,504,340
Everest Re Group Ltd.	10,288	2,027,559
Fidelity National Financial Inc.	79,014	2,472,348
First American Financial Corp.	28,659	1,277,905
Globe Life Inc.	25,220	2,045,090
Hanover Insurance Group Inc. (The)	9,770	934,598
Hartford Financial Services Group Inc. (The)	92,553	3,565,142
Kemper Corp.	15,745	970,837
Lincoln National Corp.	47,006	1,649,911
Loews Corp.	61,365	2,128,138
Markel Corp.(a)	3,557	3,317,970
Marsh & McLennan Companies Inc.	130,817	13,534,327
Mercury General Corp.	6,845	278,660
MetLife Inc.	199,048	7,533,967
Old Republic International Corp.	73,256	1,192,608
Primerica Inc.	10,232	1,127,976
Principal Financial Group Inc.	66,027	2,589,579
Progressive Corp. (The)	151,186	13,893,993
Prudential Financial Inc.	101,916	6,524,662
Reinsurance Group of America Inc.	17,583	1,776,235
RenaissanceRe Holdings Ltd.	13,186	2,132,440
RLI Corp.	10,127	878,011
Selective Insurance Group Inc.	15,528	808,388
Travelers Companies Inc. (The)	65,418	7,896,607
Unum Group	52,734	931,282
White Mountains Insurance Group Ltd.	800	726,664
Willis Towers Watson PLC	33,247	6,066,912
WR Berkley Corp.	36,202	2,176,464

		160,588,771

IT Services — 10.5%
Mastercard Inc., Class A	164,508	47,483,589
Visa Inc., Class A	425,915	77,393,015

		124,876,604

Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	143,628	2,006,483
Annaly Capital Management Inc.	362,820	2,572,394
Blackstone Mortgage Trust Inc., Class A	37,456	812,795
New Residential Investment Corp.	107,058	802,935
Starwood Property Trust Inc.	73,639	1,028,737

		7,223,344

Professional Services — 0.7%
CoStar Group Inc.(a)	10,168	8,374,466

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)	86,574	$4,363,329
Howard Hughes Corp. (The)(a)	11,635	723,581
Jones Lang LaSalle Inc.	13,393	1,511,534

		6,598,444

Thrifts & Mortgage Finance — 0.4%
Essent Group Ltd.	29,100	1,159,635
MGIC Investment Corp.	87,329	878,530
New York Community Bancorp. Inc.	120,098	998,014
Radian Group Inc.	49,310	885,115
Rocket Companies Inc., Class A(a)(c)	26,087	475,566
TFS Financial Corp.	12,328	193,673

		4,590,533

Total Common Stocks — 99.8% (Cost: $1,425,436,691)		1,181,113,674

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(b)(d)(e)	2,058,099	2,059,539

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(d)	1,703,000	$1,703,000

		3,762,539

Total Short-Term Investments — 0.3% (Cost: $3,762,745)		3,762,539

Total Investments in Securities — 100.1% (Cost: $1,429,199,436)		1,184,876,213

Other Assets, Less Liabilities — (0.1)%		(1,591,666)

Net Assets — 100.0%		$1,183,284,547

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$30,405	$2,037,648	(a)	$—	$(8,308)	$(206)	$2,059,539	2,058,099	$25,576	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,623,000	80,000	(a)	—	—	—	1,703,000	1,703,000	1,660		—
BlackRock Inc.	16,255,051	16,950,114		(14,784,237)	1,205,563	2,318,976	21,945,467	36,624	305,639		—

					$1,197,255	$2,318,770	$25,708,006		$332,875		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	18	12/18/20	$546	$(29,949)
S&P Select Sector Financial E-Mini Index	21	12/18/20	1,537	(42,310)

				$(72,259)

26	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Financials ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$72,259

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$604,423

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(293,888)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,661,886

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,181,113,674	$—	$—	$1,181,113,674
Money Market Funds	3,762,539	—	—	3,762,539

	$1,184,876,213	$—	$—	$1,184,876,213

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(72,259)	$—	$—	$(72,259)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 12.2%
Axon Enterprise Inc.(a)	16,235	$1,605,641
Boeing Co. (The)	135,506	19,565,711
BWX Technologies Inc.	24,379	1,341,089
Curtiss-Wright Corp.	10,569	891,601
General Dynamics Corp.	59,385	7,799,032
HEICO Corp.	10,813	1,135,906
HEICO Corp., Class A	18,761	1,754,153
Hexcel Corp.	21,281	712,488
Howmet Aerospace Inc.	100,420	1,732,245
Huntington Ingalls Industries Inc.	10,360	1,527,893
L3Harris Technologies Inc.	55,234	8,898,750
Lockheed Martin Corp.	62,825	21,996,917
Mercury Systems Inc.(a)	14,329	986,982
Northrop Grumman Corp.	39,601	11,477,162
Raytheon Technologies Corp.	390,149	21,192,894
Teledyne Technologies Inc.(a)	9,428	2,914,666
Textron Inc.	58,348	2,088,858
TransDigm Group Inc.	13,851	6,612,606

		114,234,594

Air Freight & Logistics — 5.7%
CH Robinson Worldwide Inc.	34,402	3,042,169
Expeditors International of Washington Inc.	42,782	3,780,645
FedEx Corp.	61,559	15,972,714
United Parcel Service Inc., Class B	180,582	28,371,238
XPO Logistics Inc.(a)	23,358	2,102,220

		53,268,986

Building Products — 4.3%
A O Smith Corp.	34,634	1,790,231
Allegion PLC	23,595	2,324,108
Armstrong World Industries Inc.	12,272	735,093
Carrier Global Corp.	207,794	6,938,242
Fortune Brands Home & Security Inc.	35,228	2,848,888
Johnson Controls International PLC	190,115	8,024,754
Lennox International Inc.	8,872	2,410,168
Masco Corp.	66,742	3,577,371
Owens Corning	27,631	1,809,002
Trane Technologies PLC	61,159	8,118,857
Trex Co. Inc.(a)	29,608	2,058,940

		40,635,654

Chemicals — 1.5%
Sherwin-Williams Co. (The)	20,928	14,398,045

Commercial Services & Supplies — 3.0%
ADT Inc.	38,831	255,896
Cimpress PLC(a)	4,970	364,798
Cintas Corp.	22,191	6,980,179
Clean Harbors Inc.(a)	13,096	693,695
MSA Safety Inc.	9,250	1,220,260
Republic Services Inc.	53,650	4,730,321
Stericycle Inc.(a)	23,401	1,457,882
Tetra Tech Inc.	13,746	1,387,109
Waste Management Inc.	99,279	10,713,197

		27,803,337

Construction & Engineering — 1.0%
AECOM(a)	41,032	1,839,875
EMCOR Group Inc.	14,045	957,728
Jacobs Engineering Group Inc.	33,204	3,154,380
MasTec Inc.(a)	14,353	712,483

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	35,311	$2,204,466
Valmont Industries Inc.	5,424	769,937

		9,638,869

Construction Materials — 1.1%
Eagle Materials Inc.	10,685	910,896
Martin Marietta Materials Inc.	15,884	4,230,704
Vulcan Materials Co.	33,806	4,896,461

		10,038,061

Containers & Packaging — 3.7%
Amcor PLC	400,292	4,175,046
AptarGroup Inc.	16,496	1,882,029
Avery Dennison Corp.	21,345	2,953,935
Ball Corp.	83,449	7,426,961
Berry Global Group Inc.(a)	33,942	1,582,715
Crown Holdings Inc.(a)	34,454	2,956,153
Graphic Packaging Holding Co.	71,508	950,341
International Paper Co.	100,322	4,389,087
Packaging Corp. of America	24,174	2,767,681
Sealed Air Corp.	39,823	1,576,593
Silgan Holdings Inc.	20,143	693,926
Sonoco Products Co.	25,677	1,255,349
Westrock Co.	66,406	2,493,545

		35,103,361

Electrical Equipment — 4.7%
Acuity Brands Inc.	10,096	899,957
AMETEK Inc.	58,604	5,754,913
Eaton Corp. PLC	102,204	10,607,753
Emerson Electric Co.	152,660	9,890,841
EnerSys	10,793	772,779
Generac Holdings Inc.(a)	16,052	3,373,328
Hubbell Inc.	13,872	2,018,515
nVent Electric PLC	43,470	784,633
Regal Beloit Corp.	10,392	1,025,171
Rockwell Automation Inc.	29,599	7,018,515
Sensata Technologies Holding PLC(a)	40,221	1,758,060

		43,904,465

Electronic Equipment, Instruments & Components — 5.3%
Amphenol Corp., Class A	76,234	8,602,245
Arrow Electronics Inc.(a)	19,813	1,543,235
Avnet Inc.	25,044	617,835
Cognex Corp.	44,117	2,907,310
Coherent Inc.(a)	6,225	778,996
Corning Inc.	194,207	6,208,798
Dolby Laboratories Inc., Class A	16,484	1,237,619
FLIR Systems Inc.	33,542	1,163,572
IPG Photonics Corp.(a)	9,128	1,697,443
Itron Inc.(a)	10,322	701,380
Jabil Inc.	34,668	1,148,898
Keysight Technologies Inc.(a)	47,761	5,008,696
Littelfuse Inc.	6,230	1,233,166
National Instruments Corp.	33,625	1,051,790
TE Connectivity Ltd.	84,329	8,169,794
Trimble Inc.(a)	63,818	3,071,560
Vontier Corp.(a)	34,434	989,633
Zebra Technologies Corp., Class A(a)	13,605	3,858,922

		49,990,892

Industrial Conglomerates — 8.7%
3M Co.	147,110	23,531,716
Carlisle Companies Inc.	13,918	1,724,023

28	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
General Electric Co.	2,235,508	$16,587,469
Honeywell International Inc.	179,229	29,563,823
Roper Technologies Inc.	26,746	9,931,860

		81,338,891

IT Services — 21.1%
Accenture PLC, Class A	162,479	35,243,320
Automatic Data Processing Inc.	109,809	17,345,430
Black Knight Inc.(a)	40,058	3,523,101
Broadridge Financial Solutions Inc.	29,391	4,044,202
Euronet Worldwide Inc.(a)	13,374	1,188,146
Fidelity National Information Services Inc.	158,241	19,715,246
Fiserv Inc.(a)	141,949	13,551,871
FleetCor Technologies Inc.(a)	21,450	4,738,519
Genpact Ltd.	45,387	1,559,951
Global Payments Inc.	76,432	12,056,384
Jack Henry & Associates Inc.	19,544	2,897,398
MAXIMUS Inc.	15,689	1,060,263
Paychex Inc.	81,763	6,725,007
PayPal Holdings Inc.(a)	299,650	55,773,854
Square Inc., Class A(a)	94,825	14,686,496
Western Union Co. (The)	104,724	2,035,835
WEX Inc.(a)	11,281	1,427,610

		197,572,633

Life Sciences Tools & Services — 0.4%
PerkinElmer Inc.	28,524	3,695,284

Machinery — 14.1%
AGCO Corp.	15,626	1,203,671
Allison Transmission Holdings Inc.	28,977	1,047,519
Caterpillar Inc.	138,296	21,719,387
Colfax Corp.(a)(b)	25,745	700,007
Crane Co.	12,500	634,375
Cummins Inc.	37,692	8,288,094
Deere & Co.	80,033	18,080,255
Donaldson Co. Inc.	32,112	1,525,320
Dover Corp.	36,740	4,067,485
Flowserve Corp.	33,351	971,181
Fortive Corp.	86,028	5,299,325
Gates Industrial Corp. PLC(a)	11,158	123,854
Graco Inc.	42,494	2,630,379
IDEX Corp.	19,265	3,282,563
Illinois Tool Works Inc.	73,478	14,392,871
Ingersoll Rand Inc.(a)	94,692	3,308,538
ITT Inc.	22,104	1,337,513
Lincoln Electric Holdings Inc.	15,186	1,546,239
Middleby Corp. (The)(a)	14,175	1,410,979
Navistar International Corp.(a)	12,731	548,833
Nordson Corp.	13,760	2,661,597
Oshkosh Corp.	17,425	1,173,748
Otis Worldwide Corp.	103,892	6,366,502
PACCAR Inc.	88,342	7,542,640
Parker-Hannifin Corp.	32,812	6,836,708
Pentair PLC	42,420	2,110,819
Snap-on Inc.	13,931	2,194,550
Timken Co. (The)	17,319	1,033,944
Toro Co. (The)	27,452	2,253,809
Westinghouse Air Brake Technologies Corp.	45,613	2,704,851
Woodward Inc.	14,841	1,180,602

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	45,927	$4,002,079

		132,180,237

Marine — 0.1%
Kirby Corp.(a)	15,229	586,164

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	28,752	821,732

Professional Services — 2.6%
ASGN Inc.(a)	13,466	897,913
CoreLogic Inc.	20,325	1,563,602
Equifax Inc.	30,998	4,234,327
FTI Consulting Inc.(a)	9,340	919,616
Insperity Inc.	9,238	707,446
ManpowerGroup Inc.	14,804	1,004,747
Nielsen Holdings PLC	91,270	1,233,058
Robert Half International Inc.	29,325	1,486,484
TransUnion	48,519	3,865,024
TriNet Group Inc.(a)	10,333	712,150
Verisk Analytics Inc.	41,447	7,376,323

		24,000,690

Road & Rail — 7.9%
CSX Corp.	195,387	15,423,850
JB Hunt Transport Services Inc.	21,249	2,586,853
Kansas City Southern	24,077	4,240,923
Knight-Swift Transportation Holdings Inc.	32,224	1,224,190
Landstar System Inc.	9,817	1,224,180
Norfolk Southern Corp.	65,152	13,624,586
Old Dominion Freight Line Inc.	24,551	4,673,774
Union Pacific Corp.	173,369	30,719,253

		73,717,609

Trading Companies & Distributors — 2.3%
Air Lease Corp.	27,361	745,314
Applied Industrial Technologies Inc.	9,924	605,860
Fastenal Co.	146,395	6,328,656
HD Supply Holdings Inc.(a)	41,446	1,652,037
MSC Industrial Direct Co. Inc., Class A	11,664	812,514
SiteOne Landscape Supply Inc.(a)(b)	11,296	1,349,759
United Rentals Inc.(a)	18,382	3,277,327
Univar Solutions Inc.(a)	43,247	717,468
Watsco Inc.	8,396	1,881,879
WW Grainger Inc.	11,486	4,020,330

		21,391,144

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	18,700	482,460

Total Common Stocks — 99.9% (Cost: $896,871,526)		934,803,108

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	1,621,710	1,622,845

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	1,582,000	$1,582,000

		3,204,845

Total Short-Term Investments — 0.3% (Cost: $3,202,413)		3,204,845

Total Investments in Securities — 100.2% (Cost: $900,073,939)		938,007,953

Other Assets, Less Liabilities — (0.2)%		(1,896,609)

Net Assets — 100.0%		$936,111,344

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,314,249	$—		$(5,689,270	)(a)	$7,658	$(9,792)	$1,622,845	1,621,710	$19,139	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,102,000	480,000	(a)	—		—	—	1,582,000	1,582,000	1,134		—

						$7,658	$(9,792)	$3,204,845		$20,273		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Industrial E-Mini Index	13	12/18/20	$990	$(16,740)
S&P Select Sector Technology E-Mini Index	2	12/18/20	223	(11,765)

				$(28,505)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$28,505

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

30	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Industrials ETF

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$704,832

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(155,103)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,678,490

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$934,803,108	$—	$—	$934,803,108
Money Market Funds	3,204,845	—	—	3,204,845

	$938,007,953	$—	$—	$938,007,953

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(28,505)	$—	$—	$(28,505)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.0%
Spirit AeroSystems Holdings Inc., Class A	15,129	$275,197

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	19,307	1,707,318
Echo Global Logistics Inc.(a)	3,327	89,729
Expeditors International of Washington Inc.	23,802	2,103,383
United Parcel Service Inc., Class B	100,552	15,797,725

		19,698,155

Airlines — 0.1%
Delta Air Lines Inc.	22,866	700,615
Southwest Airlines Co.	21,074	833,055

		1,533,670

Auto Components — 0.3%
Aptiv PLC	38,345	3,699,909
Autoliv Inc.	11,958	906,416
BorgWarner Inc.	34,860	1,219,403

		5,825,728

Automobiles — 1.9%
Harley-Davidson Inc.	22,081	726,023
Tesla Inc.(a)	105,948	41,112,062

		41,838,085

Banks — 1.5%
Bank of Hawaii Corp.	5,649	342,555
Cathay General Bancorp.	10,787	253,818
CIT Group Inc.	13,779	405,792
Citizens Financial Group Inc.	61,170	1,666,883
Comerica Inc.	19,655	894,499
First Republic Bank/CA	24,386	3,076,050
Heartland Financial USA Inc.	4,342	143,026
International Bancshares Corp.	7,705	213,274
KeyCorp.	138,782	1,801,390
M&T Bank Corp.	18,339	1,899,554
Old National Bancorp./IN	23,338	326,265
People’s United Financial Inc.	60,709	647,765
PNC Financial Services Group Inc. (The)	60,660	6,786,641
Regions Financial Corp.	136,994	1,822,020
Signature Bank/New York NY	7,643	617,096
SVB Financial Group(a)	7,392	2,148,854
Truist Financial Corp.	192,501	8,108,142
Umpqua Holdings Corp.	30,972	389,008
Zions Bancorp NA	23,598	761,508

		32,304,140

Beverages — 2.5%
Coca-Cola Co. (The)	582,664	28,002,832
PepsiCo Inc.	198,142	26,410,347

		54,413,179

Biotechnology — 3.0%
AbbVie Inc.	252,222	21,464,092
Amgen Inc.	84,005	18,224,045
Biogen Inc.(a)	23,338	5,882,809
BioMarin Pharmaceutical Inc.(a)	25,732	1,915,233
Gilead Sciences Inc.	179,228	10,422,108
Vertex Pharmaceuticals Inc.(a)	36,969	7,702,861

		65,611,148

Building Products — 0.8%
A O Smith Corp.	19,445	1,005,112
Allegion PLC	13,259	1,306,012

Security	Shares	Value

Building Products (continued)
Builders FirstSource Inc.(a)	16,845	$510,404
Fortune Brands Home & Security Inc.	19,671	1,590,794
Johnson Controls International PLC	106,353	4,489,160
Lennox International Inc.	4,883	1,326,516
Masco Corp.	37,709	2,021,202
Owens Corning	15,475	1,013,148
Trane Technologies PLC	34,082	4,524,385

		17,786,733

Capital Markets — 3.4%
Ameriprise Financial Inc.	17,451	2,806,644
Bank of New York Mellon Corp. (The)	113,945	3,915,150
BlackRock Inc.(b)	21,740	13,026,825
Charles Schwab Corp. (The)	218,384	8,977,766
CME Group Inc.	51,241	7,723,044
FactSet Research Systems Inc.	5,414	1,659,391
Franklin Resources Inc.	42,636	799,425
Intercontinental Exchange Inc.	78,024	7,365,466
Invesco Ltd.	55,697	730,188
Moody’s Corp.	24,050	6,322,745
Northern Trust Corp.	28,170	2,204,866
S&P Global Inc.	34,423	11,109,335
State Street Corp.	50,191	2,956,250
T Rowe Price Group Inc.	32,528	4,119,996

		73,717,091

Chemicals — 2.2%
Air Products & Chemicals Inc.	31,552	8,715,924
Albemarle Corp.	15,194	1,416,233
Axalta Coating Systems Ltd.(a)	30,273	760,155
Ecolab Inc.	36,353	6,674,047
HB Fuller Co.	7,487	338,787
International Flavors & Fragrances Inc.	12,230	1,255,532
Linde PLC	74,999	16,525,280
Minerals Technologies Inc.	4,868	266,231
Mosaic Co. (The)	51,031	944,073
PPG Industries Inc.	33,719	4,374,029
Sherwin-Williams Co. (The)	11,682	8,036,982

		49,307,273

Commercial Services & Supplies — 0.2%
ACCO Brands Corp.	11,937	62,908
Copart Inc.(a)	30,110	3,322,940
Deluxe Corp.	6,371	136,594
HNI Corp.	6,310	205,390
Interface Inc.	8,941	54,808
Knoll Inc.	7,521	86,191
Steelcase Inc., Class A	11,213	117,064
Tetra Tech Inc.	7,726	779,631

		4,765,526

Communications Equipment — 1.2%
Cisco Systems Inc.	602,964	21,646,408
CommScope Holding Co. Inc.(a)(c)	28,484	253,508
F5 Networks Inc.(a)	8,678	1,153,653
Motorola Solutions Inc.	24,251	3,833,113
Plantronics Inc.	4,995	97,502

		26,984,184

Construction & Engineering — 0.1%
EMCOR Group Inc.	7,672	523,154
Granite Construction Inc.	6,894	133,123

32	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services Inc.	19,682	$1,228,747

		1,885,024

Consumer Finance — 0.5%
Ally Financial Inc.	53,661	1,431,675
American Express Co.	97,799	8,923,181

		10,354,856

Containers & Packaging — 0.4%
Amcor PLC	225,120	2,348,002
Avery Dennison Corp.	11,923	1,650,024
Ball Corp.	46,615	4,148,735
Sealed Air Corp.	22,153	877,037
Sonoco Products Co.	14,423	705,140

		9,728,938

Distributors — 0.2%
LKQ Corp.(a)	40,991	1,311,302
Pool Corp.	5,723	2,002,077

		3,313,379

Diversified Financial Services — 0.1%
Equitable Holdings Inc.	57,982	1,246,033
Voya Financial Inc.	18,031	864,226

		2,110,259

Diversified Telecommunication Services — 1.7%
CenturyLink Inc.	132,614	1,143,133
Liberty Global PLC, Class A(a)	23,231	440,924
Liberty Global PLC, Class C, NVS(a)	55,904	1,043,169
Verizon Communications Inc.	590,926	33,676,873

		36,304,099

Electric Utilities — 0.6%
Alliant Energy Corp.	35,629	1,969,571
Eversource Energy	48,110	4,198,560
FirstEnergy Corp.	77,556	2,304,964
OGE Energy Corp.	28,612	880,391
PPL Corp.	109,869	3,021,398

		12,374,884

Electrical Equipment — 0.5%
Acuity Brands Inc.	5,748	512,377
Eaton Corp. PLC	57,178	5,934,505
Rockwell Automation Inc.	16,516	3,916,274
Sensata Technologies Holding PLC(a)	22,581	987,015

		11,350,171

Electronic Equipment, Instruments & Components — 0.8%
Cognex Corp.	24,662	1,625,226
Corning Inc.	108,499	3,468,713
Flex Ltd.(a)	71,683	1,014,314
Itron Inc.(a)	5,547	376,919
Keysight Technologies Inc.(a)	26,600	2,789,542
TE Connectivity Ltd.	47,154	4,568,279
Trimble Inc.(a)	35,644	1,715,546
Zebra Technologies Corp., Class A(a)	7,598	2,155,097

		17,713,636

Energy Equipment & Services — 0.2%
Baker Hughes Co.	93,523	1,381,335
Core Laboratories NV	6,553	94,691
National Oilwell Varco Inc.	54,284	455,985
Schlumberger Ltd.	197,381	2,948,872
TechnipFMC PLC	61,507	340,134

		5,221,017

Security	Shares	Value

Entertainment — 1.7%
Electronic Arts Inc.(a)	41,164	$4,932,682
Walt Disney Co. (The)	257,945	31,275,831

		36,208,513

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	63,311	14,539,371
AvalonBay Communities Inc.	20,006	2,783,435
Boston Properties Inc.	21,048	1,524,086
Corporate Office Properties Trust	15,578	349,414
Digital Realty Trust Inc.	38,359	5,535,204
Duke Realty Corp.	52,715	2,002,643
Equinix Inc.	12,652	9,251,648
Equity Residential	52,898	2,485,148
Federal Realty Investment Trust	10,279	706,990
Healthpeak Properties Inc.	76,967	2,075,800
Host Hotels & Resorts Inc.	101,011	1,058,595
Iron Mountain Inc.	41,046	1,069,659
Macerich Co. (The)(c)	14,634	101,853
PotlatchDeltic Corp.	9,499	394,683
Prologis Inc.	105,535	10,469,072
SBA Communications Corp.	15,913	4,620,658
Simon Property Group Inc.	43,598	2,738,390
UDR Inc.	42,166	1,317,266
Vornado Realty Trust	23,230	713,858
Weyerhaeuser Co.	106,680	2,911,297

		66,649,070

Food & Staples Retailing — 0.3%
Kroger Co. (The)	112,403	3,620,501
Sysco Corp.	68,756	3,802,894
United Natural Foods Inc.(a)	8,067	117,536

		7,540,931

Food Products — 1.7%
Archer-Daniels-Midland Co.	79,207	3,662,532
Bunge Ltd.	20,452	1,160,242
Campbell Soup Co.	25,910	1,209,220
Darling Ingredients Inc.(a)	22,909	985,087
General Mills Inc.	86,585	5,118,905
Hain Celestial Group Inc. (The)(a)	11,951	367,493
Hormel Foods Corp.	42,096	2,049,654
Ingredion Inc.	9,642	683,521
JM Smucker Co. (The)	16,312	1,830,206
Kellogg Co.	36,703	2,308,252
Kraft Heinz Co. (The)	96,123	2,940,403
Lamb Weston Holdings Inc.	20,896	1,325,851
McCormick & Co. Inc./MD, NVS	17,677	3,190,875
Mondelez International Inc., Class A	203,946	10,833,612

		37,665,853

Gas Utilities — 0.1%
Atmos Energy Corp.	17,503	1,604,500
New Jersey Resources Corp.	13,679	399,153
Northwest Natural Holding Co.	4,283	190,337
UGI Corp.	29,757	962,341

		3,156,331

Health Care Equipment & Supplies — 1.9%
ABIOMED Inc.(a)	6,441	1,622,359
Align Technology Inc.(a)	10,688	4,553,943
Becton Dickinson and Co.	41,409	9,570,862
Cooper Companies Inc. (The)	7,631	2,434,671
DENTSPLY SIRONA Inc.	31,242	1,474,310
Edwards Lifesciences Corp.(a)	88,330	6,332,378

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic Inc.(a)	36,920	$2,540,834
IDEXX Laboratories Inc.(a)	12,104	5,142,021
ResMed Inc.	20,695	3,972,198
Varian Medical Systems Inc.(a)	12,977	2,242,426
West Pharmaceutical Services Inc.	10,489	2,853,742

		42,739,744

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	21,812	2,095,479
Cardinal Health Inc.	41,763	1,912,328
Centene Corp.(a)	82,765	4,891,411
Cigna Corp.	52,737	8,805,497
DaVita Inc.(a)	11,385	981,956
HCA Healthcare Inc.	38,506	4,772,434
Henry Schein Inc.(a)	20,512	1,304,153
Humana Inc.	18,851	7,526,827
Laboratory Corp. of America Holdings(a)	13,921	2,780,998
MEDNAX Inc.(a)	12,312	156,978
Patterson Companies Inc.	12,676	315,316
Quest Diagnostics Inc.	19,091	2,331,775
Select Medical Holdings Corp.(a)	15,143	317,700

		38,192,852

Health Care Technology — 0.3%
Cerner Corp.	43,522	3,050,457
Teladoc Health Inc.(a)(c)	16,303	3,202,887

		6,253,344

Hotels, Restaurants & Leisure — 2.4%
Aramark	32,482	901,051
Choice Hotels International Inc.	5,045	440,681
Darden Restaurants Inc.	18,402	1,691,512
Domino’s Pizza Inc.	5,597	2,117,457
Hilton Worldwide Holdings Inc.	39,439	3,463,138
Jack in the Box Inc.	3,114	249,307
Marriott International Inc./MD, Class A	39,441	3,663,280
McDonald’s Corp.	106,184	22,617,192
Royal Caribbean Cruises Ltd.	25,416	1,433,971
Starbucks Corp.	166,810	14,505,797
Vail Resorts Inc.	5,752	1,334,694

		52,418,080

Household Durables — 0.3%
Ethan Allen Interiors Inc.	3,480	55,854
Garmin Ltd.	20,462	2,128,457
La-Z-Boy Inc.	6,331	216,710
Meritage Homes Corp.(a)	5,295	461,141
Mohawk Industries Inc.(a)	8,699	897,650
Newell Brands Inc.	57,235	1,010,770
Whirlpool Corp.	8,861	1,638,931

		6,409,513

Household Products — 3.1%
Clorox Co. (The)	18,012	3,732,987
Colgate-Palmolive Co.	116,227	9,169,148
Kimberly-Clark Corp.	48,541	6,436,051
Procter & Gamble Co. (The)	353,533	48,469,375

		67,807,561

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	95,004	1,852,578
Ormat Technologies Inc.	5,640	399,707

		2,252,285

Security	Shares	Value

Industrial Conglomerates — 0.9%
3M Co.	82,153	$13,141,194
Roper Technologies Inc.	14,925	5,542,249

		18,683,443

Insurance — 2.2%
Allstate Corp. (The)	44,919	3,986,561
Arthur J Gallagher & Co.	27,156	2,816,349
Chubb Ltd.	64,361	8,361,138
Hartford Financial Services Group Inc. (The)	51,274	1,975,074
Lincoln National Corp.	27,249	956,440
Loews Corp.	36,217	1,256,006
Marsh & McLennan Companies Inc.	72,757	7,527,439
Principal Financial Group Inc.	39,315	1,541,934
Progressive Corp. (The)	83,455	7,669,515
Prudential Financial Inc.	56,322	3,605,734
Travelers Companies Inc. (The)	36,155	4,364,270
Willis Towers Watson PLC	18,427	3,362,559

		47,423,019

Interactive Media & Services — 10.5%
Alphabet Inc., Class A(a)	42,850	69,250,314
Alphabet Inc., Class C, NVS(a)	43,206	70,037,358
Facebook Inc., Class A(a)	343,383	90,347,501

		229,635,173

Internet & Direct Marketing Retail — 0.4%
Booking Holdings Inc.(a)	5,842	9,478,645

IT Services — 7.5%
Accenture PLC, Class A	90,969	19,732,086
Automatic Data Processing Inc.	61,419	9,701,745
Cognizant Technology Solutions Corp., Class A	77,278	5,519,195
International Business Machines Corp.	126,811	14,159,716
Mastercard Inc., Class A	127,631	36,839,412
Okta Inc.(a)	16,602	3,483,598
PayPal Holdings Inc.(a)	159,294	29,649,392
Visa Inc., Class A	240,926	43,778,663
Western Union Co. (The)	59,118	1,149,254

		164,013,061

Leisure Products — 0.1%
Callaway Golf Co.	12,968	200,874
Hasbro Inc.	18,607	1,539,171
Mattel Inc.(a)	49,087	675,928

		2,415,973

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	44,146	4,506,865
Bio-Techne Corp.	5,498	1,387,750
IQVIA Holdings Inc.(a)	27,311	4,205,621
Mettler-Toledo International Inc.(a)	3,414	3,406,865
Waters Corp.(a)	8,876	1,977,750

		15,484,851

Machinery — 2.8%
AGCO Corp.	8,942	688,802
Caterpillar Inc.	77,317	12,142,635
Cummins Inc.	21,092	4,637,920
Deere & Co.	42,474	9,595,301
Dover Corp.	20,450	2,264,019
Flowserve Corp.	18,146	528,412
Fortive Corp.	43,274	2,665,678
Graco Inc.	23,897	1,479,224
Illinois Tool Works Inc.	45,162	8,846,333
Lincoln Electric Holdings Inc.	8,141	828,917

34	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Meritor Inc.(a)	10,098	$245,785
Middleby Corp. (The)(a)	7,975	793,832
PACCAR Inc.	49,263	4,206,075
Parker-Hannifin Corp.	18,252	3,802,987
Snap-on Inc.	7,428	1,170,133
Stanley Black & Decker Inc.	22,050	3,664,710
Tennant Co.	2,529	150,779
Timken Co. (The)	9,446	563,926
Westinghouse Air Brake Technologies Corp.	25,711	1,524,662
Xylem Inc./NY	25,780	2,246,469

		62,046,599

Media — 0.2%
Discovery Inc., Class A(a)(c)	22,327	451,899
Discovery Inc., Class C, NVS(a)	46,200	846,384
John Wiley & Sons Inc., Class A	6,357	196,813
New York Times Co. (The), Class A(c)	20,096	797,007
Omnicom Group Inc.	30,557	1,442,290
Scholastic Corp., NVS	4,345	85,857

		3,820,250

Metals & Mining — 0.4%
Compass Minerals International Inc.	4,997	301,719
Newmont Corp.	114,407	7,189,336
Nucor Corp.	43,196	2,063,041
Schnitzer Steel Industries Inc., Class A	3,645	76,545

		9,630,641

Multi-Utilities — 0.9%
Avista Corp.	9,735	323,397
CenterPoint Energy Inc.	71,865	1,518,507
CMS Energy Corp.	40,954	2,593,617
Consolidated Edison Inc.	47,801	3,751,901
MDU Resources Group Inc.	28,229	670,721
NiSource Inc.	54,610	1,254,392
Sempra Energy	41,809	5,241,176
WEC Energy Group Inc.	44,928	4,517,510

		19,871,221

Multiline Retail — 0.0%
Kohl’s Corp.(c)	22,213	472,915
Nordstrom Inc.(c)	16,060	194,326

		667,241

Oil, Gas & Consumable Fuels — 1.0%
Apache Corp.	53,373	442,996
Cheniere Energy Inc.(a)	32,285	1,545,483
ConocoPhillips	152,698	4,370,217
Devon Energy Corp.	54,490	486,596
EQT Corp.	36,331	550,051
Hess Corp.	39,316	1,463,341
Marathon Oil Corp.	113,099	447,872
Marathon Petroleum Corp.	92,902	2,740,609
Occidental Petroleum Corp.	127,828	1,167,070
ONEOK Inc.	62,656	1,817,024
Phillips 66	62,227	2,903,512
Pioneer Natural Resources Co.	23,476	1,867,750
Southwestern Energy Co.(a)	81,423	217,399
Valero Energy Corp.	58,234	2,248,415

		22,268,335

Paper & Forest Products — 0.0%
Domtar Corp.	7,588	181,201

Security	Shares	Value

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	32,128	$7,057,237

Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co.	323,124	18,886,598
Jazz Pharmaceuticals PLC(a)(c)	7,870	1,134,067
Merck & Co. Inc.	360,453	27,109,670
Zoetis Inc.	67,855	10,758,410

		57,888,745

Professional Services — 0.4%
ASGN Inc.(a)	7,462	497,566
Exponent Inc.	7,501	521,995
Heidrick & Struggles International Inc.	2,437	55,685
ICF International Inc.	2,610	170,668
IHS Markit Ltd.	54,044	4,370,538
Kelly Services Inc., Class A, NVS	4,701	81,703
ManpowerGroup Inc.	8,350	566,715
Resources Connection Inc.	4,855	52,143
Robert Half International Inc.	16,478	835,270
TransUnion	27,009	2,151,537
TrueBlue Inc.(a)	4,781	74,201

		9,378,021

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	47,900	2,414,160
Jones Lang LaSalle Inc.	7,305	824,442
Realogy Holdings Corp.(a)	17,512	195,434

		3,434,036

Road & Rail — 1.7%
AMERCO	1,403	487,066
ArcBest Corp.	3,832	116,953
Avis Budget Group Inc.(a)	8,212	276,498
CSX Corp.	109,145	8,615,906
Kansas City Southern	13,592	2,394,095
Norfolk Southern Corp.	36,528	7,638,735
Ryder System Inc.	7,841	386,248
Union Pacific Corp.	96,902	17,170,065

		37,085,566

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices Inc.(a)	167,277	12,594,285
Analog Devices Inc.	52,513	6,224,366
Applied Materials Inc.	130,676	7,739,939
Intel Corp.	604,636	26,773,282
Lam Research Corp.	20,701	7,081,398
Microchip Technology Inc.	35,083	3,686,522
NVIDIA Corp.	87,826	44,032,443
Skyworks Solutions Inc.	23,858	3,370,897
Texas Instruments Inc.	131,062	18,950,255

		130,453,387

Software — 15.8%
Adobe Inc.(a)	68,802	30,761,374
ANSYS Inc.(a)	12,248	3,727,924
Autodesk Inc.(a)	31,336	7,380,881
Cadence Design Systems Inc.(a)	39,807	4,353,692
Citrix Systems Inc.	16,819	1,905,088
Fortinet Inc.(a)	19,649	2,168,660
Intuit Inc.	37,240	11,718,683
Microsoft Corp.	1,028,805	208,302,148
NortonLifeLock Inc.	79,771	1,640,889
Oracle Corp.	292,726	16,424,856
Paycom Software Inc.(a)	7,132	2,596,690

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI KLD 400 Social ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
salesforce.com Inc.(a)	128,440	$29,832,759
ServiceNow Inc.(a)	27,232	13,549,826
Slack Technologies Inc., Class A(a)(c)	54,759	1,400,735
Splunk Inc.(a)	22,718	4,499,073
Teradata Corp.(a)(c)	15,780	289,879
VMware Inc., Class A(a)	11,985	1,542,829
Workday Inc., Class A(a)	24,871	5,225,895

		347,321,881

Specialty Retail — 3.3%
AutoNation Inc.(a)	7,990	453,273
Best Buy Co. Inc.	33,121	3,694,648
Buckle Inc. (The)	4,495	107,700
CarMax Inc.(a)	23,161	2,002,037
Foot Locker Inc.	14,858	547,963
GameStop Corp., Class A(a)(c)	8,488	88,869
Gap Inc. (The)	32,478	631,697
Home Depot Inc. (The)	153,589	40,963,722
Lowe’s Companies Inc.	107,817	17,045,868
ODP Corp. (The)	7,401	144,320
Signet Jewelers Ltd.	7,604	169,417
Tiffany & Co.	15,495	2,027,366
Tractor Supply Co.	16,533	2,202,361
Ulta Beauty Inc.(a)	7,633	1,578,275

		71,657,516

Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(a)	34,240	2,063,303
Hewlett Packard Enterprise Co.	182,670	1,578,269
HP Inc.	203,821	3,660,625
Xerox Holdings Corp.	25,898	450,107

		7,752,304

Textiles, Apparel & Luxury Goods — 1.3%
Capri Holdings Ltd.(a)	20,313	431,042
Columbia Sportswear Co.	4,251	317,082
Deckers Outdoor Corp.(a)	3,983	1,009,173
Hanesbrands Inc.	49,756	799,579
Nike Inc., Class B	177,080	21,263,766
PVH Corp.	10,148	591,527
Under Armour Inc., Class A(a)	27,794	384,669
Under Armour Inc., Class C, NVS(a)	28,498	348,530
VF Corp.	47,254	3,175,469
Wolverine World Wide Inc.	11,833	315,586

		28,636,423

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	66,413	$551,892

Trading Companies & Distributors — 0.4%
Air Lease Corp.	15,622	425,543
Applied Industrial Technologies Inc.	5,366	327,595
Fastenal Co.	81,642	3,529,384
H&E Equipment Services Inc.	4,676	98,383
HD Supply Holdings Inc.(a)	23,207	925,031
United Rentals Inc.(a)	10,297	1,835,852
WW Grainger Inc.	6,460	2,261,129

		9,402,917

Water Utilities — 0.2%
American Water Works Co. Inc.	25,901	3,898,360
Essential Utilities Inc.	33,291	1,371,589

		5,269,949

Total Common Stocks — 99.8% (Cost: $1,691,383,232)		2,193,219,976

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(b)(d)(e)	4,421,967	4,425,062
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(d)	6,170,000	6,170,000

		10,595,062

Total Short-Term Investments — 0.5% (Cost: $10,592,145)		10,595,062

Total Investments in Securities — 100.3% (Cost: $1,701,975,377)		2,203,815,038

Other Assets, Less Liabilities — (0.3)%		(6,633,613)

Net Assets — 100.0%		$2,197,181,425

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

36	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI KLD 400 Social ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,130,304	$—		$(12,700,632	)(a)	$18,616	$ (23,226)	$4,425,062	4,421,967	$50,524	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,660,000	3,510,000	(a)	—		—	—	6,170,000	6,170,000	2,373		—
BlackRock Inc.	7,853,412	3,650,258		(414,547)		68,599	1,869,103	13,026,825	21,740	149,153		—

						$87,215	$1,845,877	$23,621,887		$202,050		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	22	12/18/20	$3,591	$(170,329)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$170,329

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,034,419

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(541,842)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,101,900

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI KLD 400 Social ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,193,219,976	$—	$—	$2,193,219,976
Money Market Funds	10,595,062	—	—	10,595,062

	$2,203,815,038	$—	$—	$2,203,815,038

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(170,329)	$—	$—	$(170,329)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

38	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.9%
CH Robinson Worldwide Inc.	34,076	$3,013,341
Expeditors International of Washington Inc.	360,169	31,828,134

		34,841,475

Auto Components — 0.4%
Aptiv PLC	84,270	8,131,212

Automobiles — 1.3%
Tesla Inc.(a)	59,153	22,953,730

Banks — 0.6%
KeyCorp.	168,480	2,186,871
PNC Financial Services Group Inc. (The)	41,958	4,694,261
SVB Financial Group(a)	14,826	4,309,918

		11,191,050

Beverages — 2.3%
Coca-Cola Co. (The)	313,848	15,083,535
PepsiCo Inc.	198,334	26,435,939

		41,519,474

Biotechnology — 2.9%
AbbVie Inc.	105,916	9,013,452
Amgen Inc.	70,631	15,322,689
Biogen Inc.(a)	15,706	3,959,011
Gilead Sciences Inc.	194,104	11,287,148
Vertex Pharmaceuticals Inc.(a)	57,837	12,050,917

		51,633,217

Building Products — 2.4%
Johnson Controls International PLC	662,885	27,980,376
Owens Corning	50,994	3,338,577
Trane Technologies PLC	91,165	12,102,154

		43,421,107

Capital Markets — 4.6%
Bank of New York Mellon Corp. (The)	261,254	8,976,687
BlackRock Inc.(b)	60,286	36,123,974
FactSet Research Systems Inc.	6,696	2,052,324
Franklin Resources Inc.	129,721	2,432,269
Invesco Ltd.	215,553	2,825,900
Moody’s Corp.	9,659	2,539,351
Northern Trust Corp.	197,068	15,424,512
S&P Global Inc.	8,202	2,647,032
State Street Corp.	111,792	6,584,549
T Rowe Price Group Inc.	33,143	4,197,892

		83,804,490

Chemicals — 2.4%
Axalta Coating Systems Ltd.(a)	152,937	3,840,248
Ecolab Inc.	143,926	26,423,374
International Flavors & Fragrances Inc.(c)	52,817	5,422,193
Linde PLC	16,660	3,670,865
Mosaic Co. (The)	148,178	2,741,293
PPG Industries Inc.	15,436	2,002,358

		44,100,331

Communications Equipment — 1.0%
Cisco Systems Inc.	494,851	17,765,151

Consumer Finance — 1.3%
Ally Financial Inc.	233,320	6,224,977
American Express Co.	186,503	17,016,534

		23,241,511

Security	Shares	Value

Containers & Packaging — 0.2%
Amcor PLC	330,685	$3,449,045

Diversified Telecommunication Services — 0.6%
Liberty Global PLC, Class C, NVS(a)	218,286	4,073,217
Verizon Communications Inc.	115,512	6,583,029

		10,656,246

Electric Utilities — 2.1%
Eversource Energy	223,688	19,521,252
Southern Co. (The)	35,006	2,011,095
Xcel Energy Inc.	236,014	16,528,060

		38,060,407

Electronic Equipment, Instruments & Components — 1.1%
Cognex Corp.	26,945	1,775,675
Keysight Technologies Inc.(a)	46,487	4,875,092
TE Connectivity Ltd.	65,602	6,355,522
Trimble Inc.(a)	109,635	5,276,732
Zebra Technologies Corp., Class A(a)	7,687	2,180,341

		20,463,362

Energy Equipment & Services — 0.4%
Baker Hughes Co.	524,763	7,750,749

Entertainment — 0.9%
Electronic Arts Inc.(a)	21,982	2,634,103
Netflix Inc.(a)	9,895	4,707,447
Walt Disney Co. (The)	75,691	9,177,534

		16,519,084

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	21,551	4,949,187
Equinix Inc.	18,794	13,742,925
Healthpeak Properties Inc.	363,545	9,804,809
Iron Mountain Inc.	148,578	3,871,943
Prologis Inc.	165,227	16,390,518
Ventas Inc.	69,604	2,747,270
Welltower Inc.	34,525	1,856,409

		53,363,061

Food Products — 2.7%
Bunge Ltd.	267,616	15,181,856
Campbell Soup Co.	152,765	7,129,542
General Mills Inc.	197,834	11,695,946
Kellogg Co.	224,254	14,103,334

		48,110,678

Health Care Equipment & Supplies — 2.1%
DENTSPLY SIRONA Inc.	43,220	2,039,552
DexCom Inc.(a)	9,715	3,104,720
Edwards Lifesciences Corp.(a)	137,954	9,889,922
Hologic Inc.(a)	51,073	3,514,844
IDEXX Laboratories Inc.(a)	25,137	10,678,700
ResMed Inc.	20,679	3,969,127
West Pharmaceutical Services Inc.	14,789	4,023,643

		37,220,508

Health Care Providers & Services — 2.8%
Cardinal Health Inc.	140,433	6,430,427
DaVita Inc.(a)	35,464	3,058,770
HCA Healthcare Inc.	38,579	4,781,481
Henry Schein Inc.(a)	333,292	21,190,705
Humana Inc.	13,895	5,547,996
Quest Diagnostics Inc.	75,139	9,177,478

		50,186,857

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.4%
Cerner Corp.	29,825	$2,090,434
Teladoc Health Inc.(a)(c)	22,163	4,354,143

		6,444,577

Hotels, Restaurants & Leisure — 0.9%
Darden Restaurants Inc.	50,363	4,629,367
Hilton Worldwide Holdings Inc.	36,498	3,204,889
Royal Caribbean Cruises Ltd.	50,357	2,841,142
Vail Resorts Inc.(c)	20,743	4,813,206

		15,488,604

Household Products — 3.1%
Clorox Co. (The)	45,287	9,385,731
Colgate-Palmolive Co.	106,254	8,382,378
Kimberly-Clark Corp.	68,871	9,131,606
Procter & Gamble Co. (The)	209,445	28,714,909

		55,614,624

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	232,955	4,542,622

Industrial Conglomerates — 2.0%
3M Co.	226,108	36,168,236

Insurance — 2.1%
Marsh & McLennan Companies Inc.	241,803	25,016,939
Prudential Financial Inc.	98,818	6,326,328
Travelers Companies Inc. (The)	52,334	6,317,237

		37,660,504

Interactive Media & Services — 6.4%
Alphabet Inc., Class A(a)	32,968	53,279,914
Alphabet Inc., Class C, NVS(a)	21,565	34,957,081
Facebook Inc., Class A(a)(c)	105,545	27,769,945

		116,006,940

Internet & Direct Marketing Retail — 0.3%
MercadoLibre Inc.(a)	3,584	4,351,155
Wayfair Inc., Class A(a)(c)	7,683	1,905,615

		6,256,770

IT Services — 5.8%
Accenture PLC, Class A	218,045	47,296,141
International Business Machines Corp.	135,418	15,120,774
Mastercard Inc., Class A	47,642	13,751,387
Okta Inc.(a)	16,390	3,439,114
PayPal Holdings Inc.(a)	63,701	11,856,667
Square Inc., Class A(a)	19,697	3,050,671
Twilio Inc., Class A(a)	9,991	2,787,189
Visa Inc., Class A	38,985	7,083,964

		104,385,907

Leisure Products — 0.3%
Hasbro Inc.	76,516	6,329,404

Life Sciences Tools & Services — 3.2%
Agilent Technologies Inc.	278,676	28,450,033
Illumina Inc.(a)	10,389	3,040,860
Mettler-Toledo International Inc.(a)	14,892	14,860,876
Waters Corp.(a)	49,103	10,941,130

		57,292,899

Machinery — 4.1%
Caterpillar Inc.	66,723	10,478,847
Cummins Inc.	187,402	41,207,826
Xylem Inc./NY	265,726	23,155,364

		74,842,037

Security	Shares	Value

Media — 0.1%
Omnicom Group Inc.	34,204	$1,614,429

Multi-Utilities — 1.3%
CMS Energy Corp.	170,111	10,773,130
Consolidated Edison Inc.	46,978	3,687,303
Public Service Enterprise Group Inc.	91,525	5,322,179
Sempra Energy	26,072	3,268,386

		23,050,998

Multiline Retail — 0.3%
Target Corp.	30,338	4,618,050

Oil, Gas & Consumable Fuels — 0.9%
ConocoPhillips	265,845	7,608,484
Hess Corp.	161,925	6,026,848
ONEOK Inc.	109,567	3,177,443

		16,812,775

Pharmaceuticals — 1.7%
Merck & Co. Inc.	214,617	16,141,344
Zoetis Inc.	90,783	14,393,645

		30,534,989

Professional Services — 0.3%
IHS Markit Ltd.	42,677	3,451,289
Robert Half International Inc.	34,026	1,724,778

		5,176,067

Real Estate Management & Development — 0.9%
CBRE Group Inc., Class A(a)	319,275	16,091,460

Road & Rail — 0.7%
CSX Corp.	24,818	1,959,133
Kansas City Southern	35,594	6,269,527
Norfolk Southern Corp.	19,373	4,051,282

		12,279,942

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Micro Devices Inc.(a)	22,775	1,714,730
Applied Materials Inc.	191,788	11,359,603
Intel Corp.	282,334	12,501,749
Lam Research Corp.	10,799	3,694,122
NVIDIA Corp.	69,067	34,627,431
Texas Instruments Inc.	123,713	17,887,663

		81,785,298

Software — 11.9%
Adobe Inc.(a)	47,202	21,104,014
Autodesk Inc.(a)	62,534	14,729,258
Cadence Design Systems Inc.(a)	77,673	8,495,096
Intuit Inc.	42,139	13,260,301
Microsoft Corp.	437,702	88,621,524
salesforce.com Inc.(a)	236,128	54,845,451
ServiceNow Inc.(a)	9,313	4,633,869
Slack Technologies Inc., Class A(a)	64,066	1,638,808
Splunk Inc.(a)	11,897	2,356,082
VMware Inc., Class A(a)	21,738	2,798,333
Workday Inc., Class A(a)	10,152	2,133,138

		214,615,874

Specialty Retail — 4.7%
Best Buy Co. Inc.	197,866	22,071,952
Home Depot Inc. (The)	135,210	36,061,859
Lowe’s Companies Inc.	63,290	10,006,149
Tiffany & Co.	120,685	15,790,426

40	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA ESG Select ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Tractor Supply Co.	12,894	$1,717,610

		85,647,996

Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	793,259	86,354,175
Hewlett Packard Enterprise Co.	928,988	8,026,456
HP Inc.	233,915	4,201,113

		98,581,744

Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica Inc.(a)(c)	10,459	3,339,454
Nike Inc., Class B	66,737	8,013,779
VF Corp.	113,888	7,653,274

		19,006,507

Trading Companies & Distributors — 0.2%
WW Grainger Inc.	8,342	2,919,867

Total Common Stocks — 99.8% (Cost: $1,484,332,316)		1,802,151,865

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(b)(d)(e)	14,332,244	14,342,277

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(d)	4,020,000	$4,020,000

		18,362,277

Total Short-Term Investments — 1.0% (Cost: $18,360,962)		18,362,277

Total Investments in Securities — 100.8% (Cost: $1,502,693,278)		1,820,514,142

Other Assets, Less Liabilities — (0.8)%		(14,850,542)

Net Assets — 100.0%		$1,805,663,600

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$22,720,423	$—		$(8,375,408	)(a)	$31,168	$(33,906)	$14,342,277	14,332,244	$62,560	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,410,000	1,610,000	(a)	—		—	—	4,020,000	4,020,000	2,149		—
BlackRock Inc.	29,633,413	7,476,700		(6,417,678)		363,546	5,067,993	36,123,974	60,286	392,668		—

						$394,714	$5,034,087	$54,486,251		$457,377		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	19	12/18/20	$3,101	$(128,324)

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI USA ESG Select ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$128,324

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$976,785

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(463,245)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,995,725

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,802,151,865	$—	$—	$1,802,151,865
Money Market Funds	18,362,277	—	—	18,362,277

	$1,820,514,142	$—	$—	$1,820,514,142

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(128,324)	$—	$—	$(128,324)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

October 31, 2020

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF	iShares U.S. Financial Services ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$640,191,880	$613,464,083	$1,029,459,730	$934,428,265
Affiliated(c)	12,128,392	11,078,425	19,932,549	35,686,870
Cash	20,650	8,489	17,553	250,086
Cash pledged:
Futures contracts	116,000	103,000	101,000	163,000
Receivables:
Investments sold	19,981,234	—	—	—
Securities lending income — Affiliated	9,435	587	6,898	1,664
Variation margin on futures contracts	—	—	—	9,681
Dividends	368,422	738,951	298,662	3,221,355

Total assets	672,816,013	625,393,535	1,049,816,392	973,760,921

LIABILITIES
Collateral on securities loaned, at value	10,902,549	10,275,417	18,452,387	3,039,351
Payables:
Investments purchased	20,352,401	—	—	2,023,507
Variation margin on futures contracts	10,574	8,193	27,380	—
Capital shares redeemed	22,747	—	18,811	—
Investment advisory fees	223,024	228,845	380,135	456,466

Total liabilities	31,511,295	10,512,455	18,878,713	5,519,324

NET ASSETS	$641,304,718	$614,881,080	$1,030,937,679	$968,241,597

NET ASSETS CONSIST OF:
Paid-in capital	$810,219,928	$568,794,678	$944,803,492	$1,106,282,017
Accumulated earnings (loss)	(168,915,210)	46,086,402	86,134,187	(138,040,420)

NET ASSETS	$641,304,718	$614,881,080	$1,030,937,679	$968,241,597

Shares outstanding	6,600,000	4,250,000	4,250,000	8,100,000

Net asset value	$97.17	$144.68	$242.57	$119.54

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$10,659,496	$9,629,385	$17,843,739	$2,803,247
(b) Investments, at cost — Unaffiliated	$655,768,174	$581,238,045	$925,243,935	$1,145,003,095
(c) Investments, at cost — Affiliated	$12,129,481	$11,078,813	$19,919,412	$33,102,266

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2020

	iShares U.S. Financials ETF	iShares U.S. Industrials ETF	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,159,168,207	$934,803,108	$2,180,193,151	$1,766,027,891
Affiliated(c)	25,708,006	3,204,845	23,621,887	54,486,251
Cash	35,457	28,906	409,514	174,128
Cash pledged:
Futures contracts	302,000	151,000	267,000	254,000
Receivables:
Securities lending income — Affiliated	1,496	1,189	5,783	6,575
Capital shares sold	54,154	—	48,255	—
Dividends	1,885,910	557,466	2,169,691	1,698,058

Total assets	1,187,155,230	938,746,514	2,206,715,281	1,822,646,903

LIABILITIES
Collateral on securities loaned, at value	2,068,053	1,625,547	4,438,581	14,321,814
Payables:
Investments purchased	1,019,668	659,907	4,577,386	2,236,047
Variation margin on futures contracts	5,038	14,566	41,368	35,720
Capital shares redeemed	324,927	—	—	—
Investment advisory fees	452,997	335,150	476,521	389,722

Total liabilities	3,870,683	2,635,170	9,533,856	16,983,303

NET ASSETS	$1,183,284,547	$936,111,344	$2,197,181,425	$1,805,663,600

NET ASSETS CONSIST OF:
Paid-in capital	$1,456,323,870	$929,914,963	$1,728,454,025	$1,478,392,541
Accumulated earnings (loss)	(273,039,323)	6,196,381	468,727,400	327,271,059

NET ASSETS	$1,183,284,547	$936,111,344	$2,197,181,425	$1,805,663,600

Shares outstanding	10,650,000	5,700,000	17,600,000	12,500,000

Net asset value	$111.11	$164.23	$124.84	$144.45

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,939,642	$1,544,241	$4,123,948	$13,418,207
(b) Investments, at cost — Unaffiliated	$1,405,547,963	$896,871,526	$1,681,796,343	$1,458,019,296
(c) Investments, at cost — Affiliated	$23,651,473	$3,202,413	$20,179,034	$44,673,982

See notes to financial statements.

44	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended October 31, 2020

	iShares U.S. Basic Materials ETF	iShares U.S. Consumer Goods ETF	iShares U.S. Consumer Services ETF	iShares U.S. Financial Services ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,687,893	$6,185,868	$5,150,965	$18,299,518
Dividends — Affiliated	380	577	785	596,447
Securities lending income — Affiliated — net	26,342	12,438	164,711	58,875
Foreign taxes withheld	—	—	—	(3,711)

Total investment income	3,714,615	6,198,883	5,316,461	18,951,129

EXPENSES
Investment advisory fees	768,570	1,208,251	2,095,229	3,199,386
Miscellaneous	264	264	264	264

Total expenses	768,834	1,208,515	2,095,493	3,199,650

Net investment income	2,945,781	4,990,368	3,220,968	15,751,479

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(33,045,083)	(7,470,171)	(25,583,340)	(27,685,767)
Investments — Affiliated	13,171	820	(13,848)	(191,789)
In-kind redemptions — Unaffiliated	6,779,526	35,627,991	63,125,818	118,950,197
In-kind redemptions — Affiliated	—	—	—	5,965,019
Futures contracts	114,274	205,084	215,574	868,646

Net realized gain (loss)	(26,138,112)	28,363,724	37,744,204	97,906,306

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	68,272,242	72,461,839	123,007,699	(62,333,537)
Investments — Affiliated	(15,578)	(2,116)	(10,038)	2,304,086
Futures contracts	(52,747)	(96,912)	(106,144)	(223,208)

Net change in unrealized appreciation (depreciation)	68,203,917	72,362,811	122,891,517	(60,252,659)

Net realized and unrealized gain	42,065,805	100,726,535	160,635,721	37,653,647

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,011,586	$105,716,903	$163,856,689	$53,405,126

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Operations  (unaudited) (continued)

Six Months Ended October 31, 2020

	iShares U.S. Financials ETF	iShares U.S. Industrials ETF	iShares MSCI KLD 400 Social ETF	iShares MSCI USA ESG Select ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$16,151,307	$6,246,682	$16,580,390	$13,146,696
Dividends — Affiliated	307,299	1,134	151,526	394,817
Securities lending income — Affiliated — net	25,576	19,139	50,524	62,560
Foreign taxes withheld	(2,002)	—	(28)	—

Total investment income	16,482,180	6,266,955	16,782,412	13,604,073

EXPENSES
Investment advisory fees	2,742,309	1,734,541	2,583,321	1,992,979
Miscellaneous	264	264	264	264

Total expenses	2,742,573	1,734,805	2,583,585	1,993,243

Net investment income	13,739,607	4,532,150	14,198,827	11,610,830

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(49,323,966)	(14,909,813)	(8,586,647)	(6,426,209)
Investments — Affiliated	(139,898)	7,658	19,290	214,085
In-kind redemptions — Unaffiliated	44,411,029	2,935,303	12,095,288	44,649,008
In-kind redemptions — Affiliated	1,337,153	—	67,925	180,629
Futures contracts	604,423	704,832	1,034,419	976,785

Net realized gain (loss)	(3,111,259)	(11,262,020)	4,630,275	39,594,298

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	33,943,065	136,528,054	233,621,946	180,185,124
Investments — Affiliated	2,318,770	(9,792)	1,845,877	5,034,087
Futures contracts	(293,888)	(155,103)	(541,842)	(463,245)

Net change in unrealized appreciation (depreciation)	35,967,947	136,363,159	234,925,981	184,755,966

Net realized and unrealized gain	32,856,688	125,101,139	239,556,256	224,350,264

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,596,295	$129,633,289	$253,755,083	$235,961,094

See notes to financial statements.

46	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares U.S. Basic Materials ETF		iShares U.S. Consumer Goods ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,945,781	$6,349,921	$4,990,368	$10,544,365
Net realized gain (loss)	(26,138,112)	(28,145,031)	28,363,724	421,508
Net change in unrealized appreciation (depreciation)	68,203,917	(19,027,794)	72,362,811	(15,357,429)

Net increase (decrease) in net assets resulting from operations	45,011,586	(40,822,904)	105,716,903	(4,391,556)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,938,434)	(7,577,750)	(4,990,314)	(11,302,181)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	343,224,971	(118,721,092)	42,599,750	18,205,109

NET ASSETS
Total increase (decrease) in net assets	385,298,123	(167,121,746)	143,326,339	2,511,372
Beginning of period	256,006,595	423,128,341	471,554,741	469,043,369

End of period	$641,304,718	$256,006,595	$614,881,080	$471,554,741

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets  (continued)

	iShares U.S. Consumer Services ETF		iShares U.S. Financial Services ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,220,968	$8,656,080	$15,751,479	$23,842,473
Net realized gain	37,744,204	107,770,104	97,906,306	71,649,477
Net change in unrealized appreciation (depreciation)	122,891,517	(159,825,374)	(60,252,659)	(279,190,436)

Net increase (decrease) in net assets resulting from operations	163,856,689	(43,399,190)	53,405,126	(183,698,486)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,298,298)	(8,919,976)	(14,168,913)	(24,215,553)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	72,208,765	(83,629,948)	63,839,306	(362,442,550)

NET ASSETS
Total increase (decrease) in net assets	232,767,156	(135,949,114)	103,075,519	(570,356,589)
Beginning of period	798,170,523	934,119,637	865,166,078	1,435,522,667

End of period	$1,030,937,679	$798,170,523	$968,241,597	$865,166,078

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

48	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Financials ETF		iShares U.S. Industrials ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,739,607	$30,198,746	$4,532,150	$11,751,643
Net realized gain (loss)	(3,111,259)	119,069,177	(11,262,020)	35,954,515
Net change in unrealized appreciation (depreciation)	35,967,947	(372,277,282)	136,363,159	(152,444,786)

Net increase (decrease) in net assets resulting from operations	46,596,295	(223,009,359)	129,633,289	(104,738,628)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,369,907)	(30,056,151)	(4,486,952)	(11,834,973)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(84,176,636)	(207,435,608)	128,116,753	(142,125,596)

NET ASSETS
Total increase (decrease) in net assets	(49,950,248)	(460,501,118)	253,263,090	(258,699,197)
Beginning of period	1,233,234,795	1,693,735,913	682,848,254	941,547,451

End of period	$1,183,284,547	$1,233,234,795	$936,111,344	$682,848,254

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets  (continued)

	iShares MSCI KLD 400 Social ETF		iShares MSCI USA ESG Select ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$14,198,827	$26,125,276	$11,610,830	$17,972,264
Net realized gain	4,630,275	20,291,343	39,594,298	68,148,911
Net change in unrealized appreciation (depreciation)	234,925,981	(25,418,001)	184,755,966	(52,171,262)

Net increase in net assets resulting from operations	253,755,083	20,998,618	235,961,094	33,949,913

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,204,599)	(25,894,221)	(10,528,909)	(18,600,809)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	162,807,258	382,766,640	291,175,985	271,991,315

NET ASSETS
Total increase in net assets	403,357,742	377,871,037	516,608,170	287,340,419
Beginning of period	1,793,823,683	1,415,952,646	1,289,055,430	1,001,715,011

End of period	$2,197,181,425	$1,793,823,683	$1,805,663,600	$1,289,055,430

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

50	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Basic Materials ETF
	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$81.27		$94.03	$97.37	$89.37	$77.65	$84.59

Net investment income(a)	0.77		1.65	1.63	1.39	1.34	1.39
Net realized and unrealized gain (loss)(b)	15.95		(12.42)	(3.49)	8.16	11.62	(6.93)

Net increase (decrease) from investment operations	16.72		(10.77)	(1.86)	9.55	12.96	(5.54)

Distributions(c)
From net investment income	(0.82)		(1.99)	(1.48)	(1.55)	(1.24)	(1.40)

Total distributions	(0.82)		(1.99)	(1.48)	(1.55)	(1.24)	(1.40)

Net asset value, end of period	$97.17		$81.27	$94.03	$97.37	$89.37	$77.65

Total Return
Based on net asset value	20.62	%(d)	(11.59)%	(1.89)%	10.74%	16.88%	(6.42)%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.42%	0.43%	0.44%	0.44%

Net investment income	1.61	%(e)	1.83%	1.71%	1.44%	1.62%	1.88%

Supplemental Data
Net assets, end of period (000)	$641,305		$256,007	$423,128	$632,934	$960,747	$551,283

Portfolio turnover rate(f)	15	%(d)	11%	28%	6%	13%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Consumer Goods ETF
	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$119.38		$123.43	$114.08	$119.04	$111.98	$105.19

Net investment income(a)	1.21		2.77	3.04	2.50	2.32	2.31
Net realized and unrealized gain (loss)(b)	25.32		(3.83)	9.24	(5.24)	7.66	6.90

Net increase (decrease) from investment operations	26.53		(1.06)	12.28	(2.74)	9.98	9.21

Distributions(c)
From net investment income	(1.23)		(2.99)	(2.93)	(2.22)	(2.92)	(2.42)

Total distributions	(1.23)		(2.99)	(2.93)	(2.22)	(2.92)	(2.42)

Net asset value, end of period	$144.68		$119.38	$123.43	$114.08	$119.04	$111.98

Total Return
Based on net asset value	22.28	%(d)	(0.86)%	10.95%	(2.41)%	9.04%	8.88%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.42%	0.43%	0.44%	0.44%

Net investment income	1.73	%(e)	2.22%	2.61%	2.05%	2.03%	2.15%

Supplemental Data
Net assets, end of period (000)	$614,881		$471,555	$469,043	$433,499	$720,184	$951,869

Portfolio turnover rate(f)	3	%(d)	5%	4%	7%	7%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Consumer Services ETF
	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$204.66		$217.24	$185.42	$165.24	$144.34	$142.60

Net investment income(a)	0.76		2.07	1.60	1.81	1.52	1.42
Net realized and unrealized gain (loss)(b)	37.94		(12.46)	31.79	20.10	20.99	1.74

Net increase (decrease) from investment operations	38.70		(10.39)	33.39	21.91	22.51	3.16

Distributions(c)
From net investment income	(0.79)		(2.19)	(1.57)	(1.73)	(1.61)	(1.42)

Total distributions	(0.79)		(2.19)	(1.57)	(1.73)	(1.61)	(1.42)

Net asset value, end of period	$242.57		$204.66	$217.24	$185.42	$165.24	$144.34

Total Return
Based on net asset value	18.93	%(d)	(4.79)%	18.09%	13.35%	15.71%	2.23%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.42%	0.43%	0.44%	0.44%

Net investment income	0.65	%(e)	0.96%	0.81%	1.04%	1.01%	0.99%

Supplemental Data
Net assets, end of period (000)	$1,030,938		$798,171	$934,120	$741,682	$669,218	$959,877

Portfolio turnover rate(f)	11	%(d)	31%	15%	10%	8%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Financial Services ETF
	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$115.36		$136.07	$130.98	$108.38	$85.36	$91.03

Net investment income(a)	1.28		2.58	2.17	1.73	1.47	1.28
Net realized and unrealized gain (loss)(b)	3.88		(20.69)	5.12	22.56	22.88	(5.66)

Net increase (decrease) from investment operations	5.16		(18.11)	7.29	24.29	24.35	(4.38)

Distributions(c)
From net investment income	(0.98)		(2.60)	(2.20)	(1.69)	(1.33)	(1.29)

Total distributions	(0.98)		(2.60)	(2.20)	(1.69)	(1.33)	(1.29)

Net asset value, end of period	$119.54		$115.36	$136.07	$130.98	$108.38	$85.36

Total Return
Based on net asset value	4.48	%(d)	(13.46)%	5.72%	22.53%	28.74%	(4.85)%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.42%	0.42%	0.43%	0.44%	0.44%

Net investment income	2.07	%(e)	1.90%	1.68%	1.40%	1.49%	1.44%

Supplemental Data
Net assets, end of period (000)	$968,242		$865,166	$1,435,523	$1,643,780	$1,430,646	$567,660

Portfolio turnover rate(f)	5	%(d)	7%	4%	4%	4%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Financials ETF
	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$106.77		$125.93	$117.71	$103.79	$86.91	$88.81

Net investment income(a)	1.20		2.33	2.07	1.82	1.64	1.44
Net realized and unrealized gain (loss)(b)	4.22		(19.10)	8.33	13.89	16.91	(1.81)

Net increase (decrease) from investment operations	5.42		(16.77)	10.40	15.71	18.55	(0.37)

Distributions(c)
From net investment income	(1.08)		(2.39)	(2.18)	(1.79)	(1.67)	(1.53)

Total distributions	(1.08)		(2.39)	(2.18)	(1.79)	(1.67)	(1.53)

Net asset value, end of period	$111.11		$106.77	$125.93	$117.71	$103.79	$86.91

Total Return
Based on net asset value	5.08	%(d)	(13.47)%	9.01%	15.21%	21.52%	(0.41)%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.42%	0.42%	0.43%	0.44%	0.44%

Net investment income	2.11	%(e)	1.85%	1.75%	1.59%	1.70%	1.64%

Supplemental Data
Net assets, end of period (000)	$1,183,285		$1,233,235	$1,693,736	$2,295,315	$1,681,324	$1,173,295

Portfolio turnover rate(f)	8	%(d)	6%	8%	6%	6%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Industrials ETF
	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$137.95		$158.24	$141.60	$128.60	$108.65	$107.35

Net investment income(a)	0.88		2.06	1.89	1.78	1.82	1.59
Net realized and unrealized gain (loss)(b)	26.27		(20.24)	16.79	13.06	19.89	1.35

Net increase (decrease) from investment operations	27.15		(18.18)	18.68	14.84	21.71	2.94

Distributions(c)
From net investment income	(0.87)		(2.11)	(2.04)	(1.84)	(1.76)	(1.64)

Total distributions	(0.87)		(2.11)	(2.04)	(1.84)	(1.76)	(1.64)

Net asset value, end of period	$164.23		$137.95	$158.24	$141.60	$128.60	$108.65

Total Return
Based on net asset value	19.72	%(d)	(11.57)%	13.34%	11.57%	20.13%	2.83%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.42%	0.42%	0.43%	0.44%	0.44%

Net investment income	1.10	%(e)	1.32%	1.29%	1.27%	1.55%	1.54%

Supplemental Data
Net assets, end of period (000)	$936,111		$682,848	$941,547	$1,033,654	$983,820	$733,417

Portfolio turnover rate(f)	2	%(d)	4%	5%	7%	10%	7%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI KLD 400 Social ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$110.05		$109.76	$98.14	$88.02	$76.44	$77.09

Net investment income(a)	0.85		1.80	1.65	1.36	1.22	1.17
Net realized and unrealized gain (loss)(b)	14.73		0.26	11.64	10.01	11.54	(0.62)

Net increase from investment operations	15.58		2.06	13.29	11.37	12.76	0.55

Distributions(c)
From net investment income		(0.79)	(1.77)	(1.67)	(1.25)	(1.18)	(1.20)

Total distributions		(0.79)	(1.77)	(1.67)	(1.25)	(1.18)	(1.20)

Net asset value, end of period	$124.84		$110.05	$109.76	$98.14	$88.02	$76.44

Total Return
Based on net asset value	14.19	%(d)	1.95%	13.70%	12.99%	16.83%	0.75%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.28%	0.50%	0.50%	0.50%

Total expenses after fees waived	0.25	%(e)	0.25%	0.25%	0.48%	0.50%	0.50%

Net investment income	1.37	%(e)	1.61%	1.61%	1.43%	1.49%	1.55%

Supplemental Data
Net assets, end of period (000)	$2,197,181		$1,793,824	$1,415,953	$1,035,423	$822,945	$500,677

Portfolio turnover rate(f)	3	%(d)	6%	13%	11%	10%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA ESG Select ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$123.35		$122.16	$110.83	$99.72	$85.12	$86.39

Net investment income(a)	1.03		2.00	1.95	1.68	1.41	1.32
Net realized and unrealized gain (loss)(b)	21.00		1.29	11.26	10.98	14.57	(1.29)

Net increase from investment operations	22.03		3.29	13.21	12.66	15.98	0.03

Distributions(c)
From net investment income		(0.93)	(2.10)	(1.88)	(1.55)	(1.38)	(1.30)

Total distributions		(0.93)	(2.10)	(1.88)	(1.55)	(1.38)	(1.30)

Net asset value, end of period	$144.45		$123.35	$122.16	$110.83	$99.72	$85.12

Total Return
Based on net asset value	17.90	%(d)	2.76%	12.07%	12.76%	18.92%	0.07%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.28%	0.50%	0.50%	0.50%

Total expenses after fees waived	0.25	%(e)	0.25%	0.25%	0.48%	0.50%	0.50%

Net investment income	1.46	%(e)	1.61%	1.71%	1.56%	1.53%	1.58%

Supplemental Data
Net assets, end of period (000)	$1,805,664		$1,289,055	$1,001,715	$681,607	$528,509	$357,511

Portfolio turnover rate(f)	14	%(d)	13%	21%	13%	19%	20%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

U.S. Basic Materials	Non-diversified
U.S. Consumer Goods	Non-diversified
U.S. Consumer Services	Diversified
U.S. Financial Services	Non-diversified
U.S. Financials	Diversified
U.S. Industrials	Diversified
MSCI KLD 400 Social	Diversified
MSCI USA ESG Select	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value

60	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Net Amount

U.S. Basic Materials
Barclays Bank PLC	$10,659,496	$10,659,496	$—	$—

U.S. Consumer Goods
Barclays Bank PLC	$99,854	$99,854	$—	$—
Barclays Capital Inc.	93,744	93,744	—	—
BNP Paribas Prime Brokerage International Ltd.	6,724,464	6,724,464	—	—
Goldman Sachs & Co.	859,000	859,000	—	—
ING Financial Markets LLC	582,110	582,110	—	—
JPMorgan Securities LLC	663,913	663,913	—	—
SG Americas Securities LLC	606,300	606,300	—	—

	9,629,385	9,629,385	—	—

U.S. Consumer Services
BNP Paribas Prime Brokerage International Ltd.	$1,082,826	$1,082,826	$—	$—
BNP Paribas Securities Corp.	29,516	29,516	—	—
BofA Securities, Inc.	20,614	20,614	—	—
Citigroup Global Markets Inc.	1,175,326	1,175,326	—	—
Goldman Sachs & Co.	1,864,322	1,864,322	—	—
JPMorgan Securities LLC	2,976,137	2,976,137	—	—
Mizuho Securities USA Inc.	1,240,351	1,240,351	—	—
Morgan Stanley & Co. LLC	3,179,844	3,179,844	—	—
National Financial Services LLC	1,570,428	1,570,428	—	—
SG Americas Securities LLC	708,601	708,601	—	—
UBS AG	884,475	884,475	—	—
UBS Securities LLC	3,111,299	3,111,299	—	—

	17,843,739	17,843,739	—	—

U.S. Financial Services
BofA Securities, Inc.	$1,311,430	$1,311,430	$—	$—
Morgan Stanley & Co. LLC	673,781	673,781	—	—
UBS Securities LLC	818,036	818,036	—	—

	2,803,247	2,803,247	—	—

U.S. Financials
BofA Securities, Inc.	$536,616	$536,616	$—	$—
Citigroup Global Markets Inc.	296,331	296,331	—	—
Jefferies LLC	210,557	210,557	—	—
Morgan Stanley & Co. LLC	252,194	252,194	—	—
UBS Securities LLC	643,944	643,944	—	—

	1,939,642	1,939,642	—	—

U.S. Industrials
JPMorgan Securities LLC	$486,157	$486,157	$—	$—
Morgan Stanley & Co. LLC	1,058,084	1,058,084	—	—

	1,544,241	1,544,241	—	—

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Net Amount

MSCI KLD 400 Social
Barclays Bank PLC	$182,081	$182,081	$—	$—
Barclays Capital Inc.	35,552	35,552	—	—
BNP Paribas Prime Brokerage International Ltd.	225,718	225,718	—	—
BofA Securities, Inc.	2,733	2,733	—	—
Citigroup Global Markets Inc.	87,252	87,252	—	—
Credit Suisse Securities (USA) LLC	1,100,636	1,100,636	—	—
Deutsche Bank Securities Inc.	503	503	—	—
Goldman Sachs & Co.	5,100	5,075	—	(25	)(b)
JPMorgan Securities LLC	9,109	9,109	—	—
Morgan Stanley & Co. LLC	137,406	137,406	—	—
UBS AG	430,821	428,685	—	(2,136	)(b)
Wells Fargo Securities LLC	1,907,037	1,907,037	—	—

	4,123,948	4,121,787	—	(2,161)

MSCI USA ESG Select
Barclays Bank PLC	$5,132,076	$5,132,076	$—	$—
BNP Paribas Securities Corp.	110,125	110,125	—	—
Credit Suisse Securities (USA) LLC	31,929	31,929	—	—
Deutsche Bank Securities Inc.	4,310,529	4,310,529	—	—
Goldman Sachs & Co.	1,730,753	1,730,753	—	—
JPMorgan Securities LLC	2,102,795	2,102,795	—	—

	13,418,207	13,418,207	—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

62	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares U.S. Basic Materials, iShares U.S. Consumer Goods, iShares U.S. Consumer Services, iShares U.S. Financial Services, iShares U.S. Financials and iShares U.S. Industrials ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI KLD 400 Social	0.25%
MSCI USA ESG Select	0.25

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
U.S. Basic Materials	$9,588
U.S. Consumer Goods	5,140
U.S. Consumer Services	63,081
U.S. Financial Services	24,475
U.S. Financials	9,993
U.S. Industrials	7,911
MSCI KLD 400 Social	20,630
MSCI USA ESG Select	23,484

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
U.S. Basic Materials	$10,563,954	$980,718	$(1,059,977)
U.S. Consumer Goods	2,905,845	1,992,385	(1,514,587)
U.S. Consumer Services	17,707,969	20,210,435	(8,860,479)
U.S. Financial Services	15,822,786	3,991,353	(2,353,417)
U.S. Financials	37,436,973	15,870,694	(6,400,908)
U.S. Industrials	5,421,128	1,851,815	(3,045,288)
MSCI KLD 400 Social	26,065,878	20,264,846	(3,640,389)
MSCI USA ESG Select	137,790,657	89,315,220	5,726,254

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
U.S. Basic Materials	$52,892,557	$52,311,819
U.S. Consumer Goods	16,521,605	16,406,048
U.S. Consumer Services	110,157,097	111,058,288
U.S. Financial Services	67,822,362	82,492,355
U.S. Financials	100,430,827	102,655,629
U.S. Industrials	19,876,756	18,684,425
MSCI KLD 400 Social	70,897,354	68,375,713
MSCI USA ESG Select	217,609,215	214,647,881

For the six months ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Basic Materials	$386,821,735	$44,662,706
U.S. Consumer Goods	165,097,842	122,621,712
U.S. Consumer Services	243,383,362	171,140,549
U.S. Financial Services	1,166,481,125	1,086,216,552
U.S. Financials	667,441,072	747,509,145
U.S. Industrials	150,348,848	22,653,114
MSCI KLD 400 Social	190,978,300	28,677,422
MSCI USA ESG Select	370,538,296	80,586,525

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Non-Expiring
U.S. Basic Materials	$116,107,099
U.S. Consumer Goods	11,570,227
U.S. Consumer Services	41,922,026
U.S. Financial Services	19,322,487
U.S. Financials	14,442,779
U.S. Industrials	13,608,711
MSCI KLD 400 Social	6,886,000
MSCI USA ESG Select	10,341,796

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Basic Materials	$679,071,191	$25,025,374	$(51,791,082)	$(26,765,708)
U.S. Consumer Goods	595,049,659	104,525,942	(75,047,449)	29,478,493
U.S. Consumer Services	955,145,065	179,699,363	(85,487,142)	94,212,221
U.S. Financial Services	1,184,850,263	6,397,102	(221,178,737)	(214,781,635)
U.S. Financials	1,434,642,047	19,696,401	(269,534,494)	(249,838,093)
U.S. Industrials	904,528,415	149,889,475	(116,438,442)	33,451,033
MSCI KLD 400 Social	1,709,965,184	593,537,108	(99,857,583)	493,679,525
MSCI USA ESG Select	1,507,921,708	365,801,302	(53,337,192)	312,464,110

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/20		Year Ended 04/30/20
iShares ETF	Shares	Amount	Shares	Amount
U.S. Basic Materials
Shares sold	3,950,000	$388,013,883	500,000	$42,812,086
Shares redeemed	(500,000)	(44,788,912)	(1,850,000)	(161,533,178)

Net increase (decrease)	3,450,000	343,224,971	(1,350,000)	(118,721,092)

U.S. Consumer Goods
Shares sold	1,150,000	165,536,517	600,000	74,072,202
Shares redeemed	(850,000)	(122,936,767)	(450,000)	(55,867,093)

Net increase	300,000	42,599,750	150,000	18,205,109

U.S. Consumer Services
Shares sold	1,050,000	243,769,226	1,750,000	369,991,124
Shares redeemed	(700,000)	(171,560,461)	(2,150,000)	(453,621,072)

Net increase (decrease)	350,000	72,208,765	(400,000)	(83,629,948)

U.S. Financial Services
Shares sold	9,400,000	1,172,288,565	2,250,000	313,792,935
Shares redeemed	(8,800,000)	(1,108,449,259)	(5,300,000)	(676,235,485)

Net increase (decrease)	600,000	63,839,306	(3,050,000)	(362,442,550)

U.S. Financials
Shares sold	5,950,000	670,491,611	7,650,000	923,744,884
Shares redeemed	(6,850,000)	(754,668,247)	(9,550,000)	(1,131,180,492)

Net decrease	(900,000)	(84,176,636)	(1,900,000)	(207,435,608)

U.S. Industrials
Shares sold	900,000	150,840,410	800,000	127,906,850
Shares redeemed	(150,000)	(22,723,657)	(1,800,000)	(270,032,446)

Net increase (decrease)	750,000	128,116,753	(1,000,000)	(142,125,596)

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/20		Year Ended 04/30/20
iShares ETF	Shares	Amount	Shares	Amount
MSCI KLD 400 Social
Shares sold	1,550,000	$191,557,543	4,150,000	463,954,811
Shares redeemed	(250,000)	(28,750,285)	(750,000)	(81,188,171)

Net increase	1,300,000	162,807,258	3,400,000	382,766,640

MSCI USA ESG Select
Shares sold	2,600,000	371,644,167	4,150,000	507,863,039
Shares redeemed	(550,000)	(80,468,182)	(1,900,000)	(235,871,724)

Net increase	2,050,000	291,175,985	2,250,000	271,991,315

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares U.S. Consumer Services ETF and iShares MSCI KLD 400 Social ETF received proceeds of $336,974 and $23,018, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On September 17, 2020, the Board approved a stock split for the following Funds, effective after the close of trading on December 4, 2020. The impact of the stock split will be to increase the number of shares outstanding, while decreasing the NAV per share, resulting in no effect on the net assets of the Funds.

iShares ETF	Forward Share Split
U.S. Consumer Services	4 for 1
U.S. Financials	2 for 1
U.S. Industrials	2 for 1
MSCI KLD 400 Social	2 for 1
MSCI USA ESG Select	2 for 1

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Board Review and Approval of Investment Advisory Contract

iShares U.S. Basic Materials ETF, iShares U.S. Consumer Goods ETF, iShares U.S. Consumer Services ETF, iShares U.S. Industrials ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares U.S. Financial Services ETF, iShares U.S. Financials ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares MSCI KLD 400 Social ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with

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independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares MSCI USA ESG Select ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the

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Board Review and Approval of Investment Advisory Contract  (continued)

extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	75

Board Review and Approval of Investment Advisory Contract  (continued)

relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
U.S. Consumer Services(a)	$0.785955	$—	$0.000646	$0.786601	100%	—%	0	%(b)	100%
U.S. Financials(a)	0.887039	—	0.190987	1.078026	82	—	18		100
MSCI KLD 400 Social(a)	0.784201	—	0.009799	0.794000	99	—	1		100
MSCI USA ESG Select(a)	0.916723	—	0.010016	0.926739	99	—	1		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	77

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	79

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-402-1020

OCTOBER 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core Dividend Growth ETF | DGRO | NYSE Arca

•	iShares Core High Dividend ETF | HDV | NYSE Arca

•	iShares International Select Dividend ETF | IDV | Cboe BZX

•	iShares Select Dividend ETF | DVY | NASDAQ

•	iShares U.S. Dividend and Buyback ETF | DIVB | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	13.29%	9.71%
U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)
International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)
Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index

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Fund Summary as of October 31, 2020	iShares® Core Dividend Growth ETF

Investment Objective

The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends, as represented by the Morningstar® U.S. Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	8.39%	0.22%	10.93%	9.73%	0.22%	67.94%	81.07%
Fund Market	8.59	0.32	10.93	9.75	0.32	67.98	81.25
Index	8.42	0.27	11.01	9.80	0.27	68.58	81.70

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,083.90	$ 0.42		$ 1,000.00	$ 1,024.80	$ 0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	18.7%
Information Technology	18.4
Health Care	16.2
Consumer Staples	11.3
Industrials	11.3
Consumer Discretionary	6.9
Utilities	6.1
Communication Services	4.6
Energy	3.9
Materials	2.6
Real Estate	0.0(b)

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Microsoft Corp.	3.0%
JPMorgan Chase & Co.	3.0
Verizon Communications Inc.	2.9
Apple Inc.	2.9
Johnson & Johnson	2.8
Chevron Corp.	2.6
Pfizer Inc.	2.6
Procter & Gamble Co. (The)	2.4
Home Depot Inc. (The)	2.0
Coca-Cola Co. (The)	1.9

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Fund Summary as of October 31, 2020	iShares® Core High Dividend ETF

Investment Objective

The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(2.87)%	(14.26)%	4.42%	8.30%	(14.26)%	24.14%	114.95%
Fund Market	(2.76)	(14.27)	4.42	8.30	(14.27)	24.12	114.98
Index	(2.87)	(14.21)	4.50	8.53	(14.21)	24.65	119.18

The inception date of the Fund was 3/29/11. The first day of secondary market trading was 3/31/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 971.30	$ 0.40		$ 1,000.00	$ 1,024.80	$ 0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Health Care	20.1%
Energy	18.0
Communication Services	15.7
Consumer Staples	13.2
Utilities	11.0
Information Technology	6.9
Financials	6.8
Industrials	6.7
Other (each representing less than 1%)	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

AT&T Inc.	9.1%
Exxon Mobil Corp.	8.5
Johnson & Johnson	6.5
Verizon Communications Inc.	6.5
Chevron Corp.	5.6
Pfizer Inc.	5.6
Coca-Cola Co. (The)	4.1
PepsiCo Inc.	3.7
Cisco Systems Inc.	3.7
Merck & Co. Inc.	3.7

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020	iShares® International Select Dividend ETF

Investment Objective

The iShares International Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying equities in non-U.S. developed markets, as represented by the Dow Jones EPAC Select Dividend IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.67%	(18.36)%	1.21%	2.19%	(18.36)%	6.21%	24.17%
Fund Market	3.86	(18.35)	1.31	2.13	(18.35)	6.73	23.52
Index	2.90	(18.06)	1.39	2.34	(18.06)	7.13	26.03

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 1,026.70	$ 2.50		$ 1,000.00	$ 1,022.70	$ 2.50		0.49%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	31.9%
Utilities	20.4
Materials	12.7
Communication Services	9.0
Energy	7.1
Industrials	7.0
Real Estate	4.6
Consumer Staples	4.4
Health Care	1.7
Other (each representing less than 1%)	1.2

(a)	Excludes money market funds

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

United Kingdom	23.6%
Hong Kong	11.4
Spain	10.5
Canada	8.1
Australia	8.0
Italy	7.3
Finland	5.0
Switzerland	4.6
Japan	3.4
South Korea	3.3

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Fund Summary as of October 31, 2020	iShares® Select Dividend ETF

Investment Objective

The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Dow Jones U.S. Select Dividend IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.02%	(15.14)%	5.17%	9.34%	(15.14)%	28.67%	144.30%
Fund Market	5.19	(15.07)	5.19	9.35	(15.07)	28.79	144.55
Index	5.23	(14.86)	5.58	9.76	(14.86)	31.17	153.73

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,050.20	$ 2.02		$ 1,000.00	$ 1,023.20	$ 1.99		0.39%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	25.6%
Utilities	23.7
Materials	8.2
Communication Services	7.8
Consumer Staples	7.3
Energy	7.2
Information Technology	6.9
Consumer Discretionary	6.2
Industrials	5.0
Health Care	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Altria Group Inc.	2.3%
International Paper Co.	2.2
Prudential Financial Inc.	2.1
LyondellBasell Industries NV, Class A	1.9
Philip Morris International Inc.	1.8
PPL Corp.	1.8
Fifth Third Bancorp.	1.8
AT&T Inc.	1.7
Wells Fargo & Co.	1.7
ViacomCBS Inc., Class B	1.7

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020	iShares® U.S. Dividend and Buyback ETF

Investment Objective

The iShares U.S. Dividend and Buyback ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. stocks with a history of dividend payments and/or share buybacks, as represented by the Morningstar® US Dividend and Buyback IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.63%	(1.13)%	6.13%	(1.13)%	19.41%
Fund Market	8.28	(1.49)	6.01	(1.49)	19.02
Index	8.77	(0.93)	6.41	(0.93)	20.33

The inception date of the Fund was 11/7/17. The first day of secondary market trading was 11/9/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,086.30	$ 1.31		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	24.9%
Financials	21.1
Health Care	12.5
Industrials	8.9
Consumer Discretionary	8.4
Consumer Staples	7.0
Communication Services	6.7
Energy	4.8
Materials	2.4
Real Estate	1.7
Utilities	1.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	4.8%
Microsoft Corp.	3.4
JPMorgan Chase & Co.	3.1
Bank of America Corp.	2.4
Wells Fargo & Co.	2.3
Cisco Systems Inc.	1.8
Oracle Corp.	1.8
AT&T Inc.	1.7
QUALCOMM Inc.	1.6
Johnson & Johnson	1.6

8	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) October 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
BWX Technologies Inc.	45,563	$2,506,420
General Dynamics Corp.	255,578	33,565,059
HEICO Corp.	1,893	198,860
HEICO Corp., Class A	4,594	429,539
Huntington Ingalls Industries Inc.	43,208	6,372,316
L3Harris Technologies Inc.	148,527	23,929,185
Lockheed Martin Corp.	224,710	78,677,712
Northrop Grumman Corp.	96,839	28,065,879
Raytheon Technologies Corp.	1,713,832	93,095,354

		266,840,324

Air Freight & Logistics — 1.2%
CH Robinson Worldwide Inc.	100,577	8,894,024
Expeditors International of Washington Inc.	70,891	6,264,638
FedEx Corp.	101,252	26,271,856
United Parcel Service Inc., Class B	650,454	102,192,828

		143,623,346

Auto Components — 0.1%
BorgWarner Inc.	122,173	4,273,612
Gentex Corp.	161,390	4,465,661

		8,739,273

Automobiles — 0.0%
Harley-Davidson Inc.	16,738	550,345
Thor Industries Inc.	34,350	2,905,323

		3,455,668

Banks — 10.6%
Associated Banc-Corp.	308,597	4,224,693
Atlantic Union Bankshares Corp.	127,683	3,229,103
BancorpSouth Bank	125,738	2,943,527
Bank of America Corp.	8,052,518	190,844,677
Bank OZK	217,707	5,394,779
BOK Financial Corp.	43,339	2,545,733
Cathay General Bancorp.	146,121	3,438,227
Citigroup Inc.	3,019,081	125,050,335
Citizens Financial Group Inc.	897,603	24,459,682
Columbia Banking System Inc.	111,706	3,173,567
Comerica Inc.	348,958	15,881,079
Commerce Bancshares Inc.	70,370	4,380,533
Community Bank System Inc.	52,740	3,058,393
Cullen/Frost Bankers Inc.	86,611	6,086,155
CVB Financial Corp.	195,441	3,420,218
First Financial Bankshares Inc.	91,646	2,731,967
First Horizon National Corp.	1,279,066	13,315,077
First Merchants Corp.	83,632	2,183,632
First Midwest Bancorp. Inc.	191,653	2,405,245
First Republic Bank/CA	45,973	5,799,034
Fulton Financial Corp.	318,238	3,497,436
Glacier Bancorp. Inc.	109,838	3,932,200
Home BancShares Inc./AR	181,719	3,016,535
Huntington Bancshares Inc./OH	2,274,791	23,748,818
Independent Bank Corp.	37,810	2,166,135
Investors Bancorp. Inc.	453,628	3,837,693
JPMorgan Chase & Co.	3,514,250	344,537,070
KeyCorp	2,103,271	27,300,458
PNC Financial Services Group Inc. (The)	648,813	72,589,198
Popular Inc.	140,399	5,924,838
Prosperity Bancshares Inc.	118,018	6,503,972
Regions Financial Corp.	1,894,064	25,191,051

Security	Shares	Value

Banks (continued)
ServisFirst Bancshares Inc.	34,277	$1,264,821
Simmons First National Corp., Class A	159,887	2,716,480
South State Corp.	92,616	5,686,622
Synovus Financial Corp.	324,380	8,433,880
TCF Financial Corp.	297,613	8,098,050
Truist Financial Corp.	2,342,726	98,675,619
U.S. Bancorp.	2,303,437	89,718,871
UMB Financial Corp.	36,809	2,240,564
United Community Banks Inc./GA	114,960	2,407,262
Webster Financial Corp.	193,879	6,244,843
Wells Fargo & Co.	2,284,124	48,994,460
WesBanco Inc.	136,181	3,307,836
Westamerica Bancorp.	27,736	1,452,534
Wintrust Financial Corp.	55,909	2,752,400
Zions Bancorp NA	254,305	8,206,422

		1,237,011,724

Beverages — 3.8%
Brown-Forman Corp., Class A	19,447	1,220,299
Brown-Forman Corp., Class B, NVS	57,513	4,009,231
Coca-Cola Co. (The)	4,615,177	221,805,407
Constellation Brands Inc., Class A	96,571	15,956,426
PepsiCo Inc.	1,512,358	201,582,198

		444,573,561

Biotechnology — 2.0%
Amgen Inc.	560,185	121,526,534
Gilead Sciences Inc.	1,931,997	112,345,626

		233,872,160

Building Products — 0.4%
A O Smith Corp.	98,482	5,090,535
AAON Inc.	10,198	595,665
Advanced Drainage Systems Inc.	12,700	805,561
Allegion PLC	43,801	4,314,399
Fortune Brands Home & Security Inc.	59,584	4,818,558
Lennox International Inc.	14,324	3,891,258
Masco Corp.	90,125	4,830,700
Owens Corning	57,812	3,784,952
Simpson Manufacturing Co. Inc.	13,495	1,197,276
Trane Technologies PLC	158,578	21,051,229
UFP Industries Inc.	19,557	976,090

		51,356,223

Capital Markets — 4.1%
Ameriprise Financial Inc.	123,492	19,861,218
Bank of New York Mellon Corp. (The)	1,017,226	34,951,885
BlackRock Inc.(a)	146,104	87,546,978
CME Group Inc.	265,157	39,964,463
Cohen & Steers Inc.	21,476	1,209,314
Eaton Vance Corp., NVS	162,779	9,732,556
Evercore Inc., Class A	56,114	4,463,308
FactSet Research Systems Inc.	12,835	3,933,928
Franklin Resources Inc.	538,694	10,100,513
Goldman Sachs Group Inc. (The)	279,229	52,785,450
Intercontinental Exchange Inc.	237,412	22,411,693
MarketAxess Holdings Inc.	7,243	3,902,891
Moody’s Corp.	45,645	12,000,071
Morgan Stanley	1,200,356	57,797,141
MSCI Inc.	27,931	9,771,381
Nasdaq Inc.	63,236	7,650,924
Northern Trust Corp.	261,595	20,475,041
Raymond James Financial Inc.	89,951	6,875,854

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
S&P Global Inc.	67,155	$21,672,933
SEI Investments Co.	62,343	3,064,158
State Street Corp.	407,155	23,981,429
T Rowe Price Group Inc.	231,605	29,335,089

		483,488,218

Chemicals — 1.9%
Air Products & Chemicals Inc.	142,630	39,400,111
Albemarle Corp.	62,845	5,857,783
Ashland Global Holdings Inc.	33,245	2,319,504
Avient Corp.	98,660	3,065,366
Balchem Corp.	5,832	582,908
Cabot Corp.	75,488	2,869,299
Celanese Corp.	101,016	11,466,326
Eastman Chemical Co.	163,648	13,229,304
Ecolab Inc.	83,371	15,306,082
HB Fuller Co.	24,992	1,130,888
Innospec Inc.	13,196	872,783
International Flavors & Fragrances Inc.	95,352	9,788,836
Linde PLC	294,329	64,852,452
NewMarket Corp.	5,485	1,961,930
PPG Industries Inc.	148,060	19,206,343
Quaker Chemical Corp.	3,854	735,305
RPM International Inc.	81,597	6,908,818
Scotts Miracle-Gro Co. (The)	22,436	3,366,522
Sensient Technologies Corp.	43,755	2,862,890
Sherwin-Williams Co. (The)	22,724	15,633,658
Stepan Co.	6,852	797,847
Valvoline Inc.	153,578	3,020,879
Westlake Chemical Corp.	21,152	1,430,298

		226,666,132

Commercial Services & Supplies — 0.5%
ABM Industries Inc.	46,619	1,618,612
Brady Corp., Class A, NVS	33,363	1,258,452
Cintas Corp.	24,170	7,602,674
Healthcare Services Group Inc.	107,809	2,466,670
MSA Safety Inc.	18,499	2,440,388
Republic Services Inc.	129,922	11,455,223
Rollins Inc.	29,797	1,723,756
Tetra Tech Inc.	14,651	1,478,432
Waste Management Inc.	274,898	29,664,243

		59,708,450

Communications Equipment — 1.9%
Cisco Systems Inc.	5,560,533	199,623,135
Motorola Solutions Inc.	103,188	16,309,895

		215,933,030

Construction Materials — 0.1%
Vulcan Materials Co.	53,783	7,789,930

Consumer Finance — 0.5%
American Express Co.	399,739	36,472,186
Discover Financial Services	358,396	23,299,324

		59,771,510

Containers & Packaging — 0.3%
AptarGroup Inc.	28,183	3,215,398
Avery Dennison Corp.	60,864	8,422,969
Packaging Corp. of America	105,049	12,027,060
Silgan Holdings Inc.	37,777	1,301,418
Sonoco Products Co.	118,156	5,776,647

		30,743,492

Security	Shares	Value

Distributors — 0.2%
Genuine Parts Co.	166,505	$15,057,047
Pool Corp.	11,249	3,935,238

		18,992,285

Diversified Consumer Services — 0.0%
Service Corp. International	111,309	5,154,720

Diversified Telecommunication Services — 2.9%
Verizon Communications Inc.	5,879,763	335,087,693

Electric Utilities — 3.2%
ALLETE Inc.	89,990	4,641,684
Alliant Energy Corp.	258,306	14,279,156
American Electric Power Co. Inc.	634,911	57,097,546
Edison International	683,261	38,289,946
Entergy Corp.	276,715	28,009,092
Evergy Inc.	316,241	17,456,503
Eversource Energy	325,405	28,398,094
IDACORP Inc.	57,730	5,064,653
MGE Energy Inc.	30,773	2,000,861
NextEra Energy Inc.	1,418,747	103,866,468
OGE Energy Corp.	365,550	11,247,974
Otter Tail Corp.	57,914	2,221,002
Pinnacle West Capital Corp.	177,419	14,472,068
PNM Resources Inc.	83,474	4,173,700
Portland General Electric Co.	132,427	5,204,381
Xcel Energy Inc.	467,450	32,735,524

		369,158,652

Electrical Equipment — 1.0%
Eaton Corp. PLC	416,133	43,190,444
Emerson Electric Co.	635,565	41,178,256
Hubbell Inc.	51,232	7,454,768
nVent Electric PLC	216,029	3,899,324
Regal Beloit Corp.	17,979	1,773,628
Rockwell Automation Inc.	76,615	18,166,949

		115,663,369

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	101,530	11,456,645
Badger Meter Inc.	12,529	918,877
CDW Corp./DE	71,732	8,794,343
Cognex Corp.	22,375	1,474,512
Corning Inc.	739,025	23,626,629
Dolby Laboratories Inc., Class A	31,245	2,345,875
FLIR Systems Inc.	96,300	3,340,647
Littelfuse Inc.	9,421	1,864,793
TE Connectivity Ltd.	236,326	22,895,263

		76,717,584

Entertainment — 0.1%
Activision Blizzard Inc.	145,538	11,021,593

Food & Staples Retailing — 2.2%
Casey’s General Stores Inc.	9,869	1,663,617
Costco Wholesale Corp.	130,396	46,632,218
Kroger Co. (The)	585,840	18,869,906
Sysco Corp.	543,696	30,071,826
Walgreens Boots Alliance Inc.	1,422,453	48,420,300
Walmart Inc.	798,896	110,846,820

		256,504,687

Food Products — 1.7%
Archer-Daniels-Midland Co.	634,718	29,349,360
Bunge Ltd.	226,726	12,862,166

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Flowers Foods Inc.	237,986	$5,611,710
Hershey Co. (The)	116,776	16,052,029
Hormel Foods Corp.	188,726	9,189,069
Ingredion Inc.	75,511	5,352,975
J&J Snack Foods Corp.	8,653	1,173,087
JM Smucker Co. (The)	128,960	14,469,312
Kellogg Co.	312,101	19,628,032
Lancaster Colony Corp.	11,416	1,896,654
McCormick & Co. Inc./MD, NVS	55,454	10,010,002
Mondelez International Inc., Class A	1,034,643	54,960,236
Tyson Foods Inc., Class A	293,943	16,822,358

		197,376,990

Gas Utilities — 0.4%
Atmos Energy Corp.	106,720	9,783,022
National Fuel Gas Co.	136,329	5,447,707
New Jersey Resources Corp.	150,942	4,404,488
ONE Gas Inc.	58,772	4,057,619
South Jersey Industries Inc.	189,482	3,651,318
Southwest Gas Holdings Inc.	72,595	4,770,943
Spire Inc.	84,166	4,716,663
UGI Corp.	300,457	9,716,779

		46,548,539

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	879,615	92,456,333
Baxter International Inc.	219,160	17,000,241
Becton Dickinson and Co.	144,536	33,406,606
Danaher Corp.	81,728	18,759,845
DENTSPLY SIRONA Inc.	72,615	3,426,702
Hill-Rom Holdings Inc.	24,101	2,194,878
Medtronic PLC	1,065,876	107,195,149
ResMed Inc.	46,817	8,986,055
STERIS PLC	30,554	5,413,863
Stryker Corp.	131,986	26,662,492
West Pharmaceutical Services Inc.	6,328	1,721,659

		317,223,823

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	95,080	9,134,336
Anthem Inc.	130,905	35,710,884
Cardinal Health Inc.	417,000	19,094,430
Chemed Corp.	1,612	771,052
Encompass Health Corp.	64,098	3,929,848
Ensign Group Inc. (The)	7,416	436,357
Humana Inc.	29,398	11,738,034
McKesson Corp.	65,456	9,654,105
Quest Diagnostics Inc.	102,519	12,521,671
UnitedHealth Group Inc.	555,312	169,447,904

		272,438,621

Hotels, Restaurants & Leisure — 2.2%
Aramark	142,749	3,959,857
Domino’s Pizza Inc.	11,718	4,433,154
McDonald’s Corp.	629,768	134,140,584
Royal Caribbean Cruises Ltd.	278,136	15,692,433
Starbucks Corp.	815,267	70,895,618
Wendy’s Co. (The)	57,659	1,259,849
Wyndham Destinations Inc.	197,166	6,433,527
Wyndham Hotels & Resorts Inc.	20,852	969,827
Yum! Brands Inc.	220,619	20,590,371

		258,375,220

Security	Shares	Value

Household Durables — 0.2%
DR Horton Inc.	121,157	$8,094,499
Leggett & Platt Inc.	179,792	7,502,720
Whirlpool Corp.	63,084	11,668,017

		27,265,236

Household Products — 3.6%
Church & Dwight Co. Inc.	91,996	8,131,526
Clorox Co. (The)	92,431	19,156,325
Colgate-Palmolive Co.	710,574	56,057,183
Energizer Holdings Inc.	64,268	2,528,946
Kimberly-Clark Corp.	351,216	46,567,729
Procter & Gamble Co. (The)	2,070,980	283,931,358
WD-40 Co.	6,834	1,663,259

		418,036,326

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	790,468	15,414,126
Ormat Technologies Inc.	13,410	950,367

		16,364,493

Industrial Conglomerates — 1.9%
3M Co.	745,826	119,302,327
Carlisle Companies Inc.	34,052	4,218,021
Honeywell International Inc.	557,005	91,877,975
Roper Technologies Inc.	19,582	7,271,580

		222,669,903

Insurance — 3.4%
Aflac Inc.	793,320	26,933,214
Allstate Corp. (The)	268,195	23,802,306
American Equity Investment Life Holding Co.	42,261	1,048,918
American Financial Group Inc./OH	72,616	5,441,843
Aon PLC, Class A	72,618	13,362,438
Arthur J Gallagher & Co.	121,195	12,569,134
Assurant Inc.	45,159	5,616,425
Assured Guaranty Ltd.	121,901	3,112,133
Axis Capital Holdings Ltd.	108,256	4,621,449
Brown & Brown Inc.	64,173	2,792,167
Chubb Ltd.	421,017	54,694,319
Cincinnati Financial Corp.	166,891	11,805,869
CNO Financial Group Inc.	148,897	2,642,922
Erie Indemnity Co., Class A, NVS	11,856	2,760,907
Everest Re Group Ltd.	42,540	8,383,783
Fidelity National Financial Inc.	406,322	12,713,815
First American Financial Corp.	136,095	6,068,476
Globe Life Inc.	32,926	2,669,969
Hanover Insurance Group Inc. (The)	36,882	3,528,132
Hartford Financial Services Group Inc. (The)	428,916	16,521,844
Lincoln National Corp.	316,991	11,126,384
Marsh & McLennan Companies Inc.	297,018	30,729,482
MetLife Inc.	1,354,943	51,284,593
Old Republic International Corp.	561,548	9,142,002
Primerica Inc.	19,835	2,186,610
Principal Financial Group Inc.	496,351	19,466,886
Reinsurance Group of America Inc.	68,058	6,875,219
RenaissanceRe Holdings Ltd.	14,363	2,322,784
RLI Corp.	16,020	1,388,934
Selective Insurance Group Inc.	34,698	1,806,378
Travelers Companies Inc. (The)	276,434	33,368,348
Unum Group	455,395	8,042,276
WR Berkley Corp.	39,170	2,354,901

		401,184,860

12	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 2.6%
Accenture PLC, Class A	311,774	$67,626,898
Automatic Data Processing Inc.	416,521	65,793,657
Booz Allen Hamilton Holding Corp.	72,381	5,681,909
Broadridge Financial Solutions Inc.	66,658	9,172,141
CSG Systems International Inc.	29,237	1,107,498
Fidelity National Information Services Inc.	212,899	26,525,086
Jack Henry & Associates Inc.	30,053	4,455,357
Mastercard Inc., Class A	151,894	43,842,684
TTEC Holdings Inc.	8,622	472,313
Visa Inc., Class A	362,522	65,873,873
Western Union Co. (The)	592,178	11,511,940

		302,063,356

Leisure Products — 0.2%
Brunswick Corp./DE	45,692	2,911,037
Hasbro Inc.	161,995	13,400,226
Polaris Inc.	55,688	5,059,812

		21,371,075

Machinery — 2.4%
AGCO Corp.	19,428	1,496,539
Barnes Group Inc.	30,893	1,133,773
Caterpillar Inc.	533,633	83,807,063
Cummins Inc.	133,338	29,319,693
Donaldson Co. Inc.	81,761	3,883,647
Dover Corp.	93,757	10,379,837
Franklin Electric Co. Inc.	14,099	842,133
Graco Inc.	72,303	4,475,556
Hillenbrand Inc.	77,914	2,278,985
IDEX Corp.	30,746	5,238,811
Illinois Tool Works Inc.	230,409	45,132,515
ITT Inc.	33,626	2,034,709
Lincoln Electric Holdings Inc.	45,400	4,622,628
Mueller Water Products Inc., Class A	119,137	1,234,259
Nordson Corp.	15,519	3,001,840
Oshkosh Corp.	39,191	2,639,906
Otis Worldwide Corp.	190,675	11,684,564
PACCAR Inc.	189,587	16,186,938
Pentair PLC	102,921	5,121,349
Snap-on Inc.	56,770	8,942,978
Stanley Black & Decker Inc.	99,687	16,567,979
Timken Co. (The)	49,642	2,963,627
Toro Co. (The)	48,193	3,956,645
Trinity Industries Inc.	129,302	2,436,050
Watts Water Technologies Inc., Class A	9,250	1,024,623
Woodward Inc.	7,934	631,150
Xylem Inc./NY	82,293	7,171,012

		278,208,809

Media — 1.6%
Cable One Inc.	1,034	1,790,743
Comcast Corp., Class A	3,433,057	145,012,328
Interpublic Group of Companies Inc. (The)	846,526	15,313,655
John Wiley & Sons Inc., Class A	66,383	2,055,218
Nexstar Media Group Inc., Class A	38,206	3,148,174
Omnicom Group Inc.	382,734	18,065,045

		185,385,163

Metals & Mining — 0.3%
Nucor Corp.	383,233	18,303,208
Reliance Steel & Aluminum Co.	55,104	6,005,785
Royal Gold Inc.	20,647	2,453,070
Steel Dynamics Inc.	263,215	8,286,008

Security	Shares	Value

Metals & Mining (continued)
Worthington Industries Inc.	30,437	$1,497,805

		36,545,876

Multi-Utilities — 2.1%
Ameren Corp.	227,083	18,420,973
Black Hills Corp.	89,747	5,085,065
CMS Energy Corp.	275,303	17,434,939
Consolidated Edison Inc.	512,366	40,215,607
DTE Energy Co.	238,248	29,404,568
MDU Resources Group Inc.	254,053	6,036,299
NiSource Inc.	532,855	12,239,679
NorthWestern Corp.	86,172	4,492,147
Public Service Enterprise Group Inc.	677,745	39,410,872
Sempra Energy	369,413	46,309,614
WEC Energy Group Inc.	298,393	30,003,416

		249,053,179

Multiline Retail — 0.6%
Dollar General Corp.	66,818	13,945,585
Target Corp.	336,327	51,195,696

		65,141,281

Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	4,398,488	305,694,916
Marathon Petroleum Corp.	1,735,104	51,185,568
Phillips 66	992,600	46,314,716
Valero Energy Corp.	1,222,980	47,219,258

		450,414,458

Personal Products — 0.0%
Nu Skin Enterprises Inc., Class A	57,434	2,834,368

Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	2,518,977	147,234,206
Eli Lilly & Co.	599,395	78,197,072
Johnson & Johnson	2,363,928	324,118,168
Merck & Co. Inc.	2,651,296	199,403,972
Perrigo Co. PLC	92,157	4,042,928
Pfizer Inc.	8,527,332	302,549,739
Zoetis Inc.	87,617	13,891,675

		1,069,437,760

Professional Services — 0.1%
Exponent Inc.	19,176	1,334,458
Insperity Inc.	33,984	2,602,495
ManpowerGroup Inc.	65,173	4,423,291
Robert Half International Inc.	108,993	5,524,855

		13,885,099

Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	15,815	1,784,881

Road & Rail — 1.1%
CSX Corp.	379,596	29,965,308
JB Hunt Transport Services Inc.	24,193	2,945,256
Landstar System Inc.	8,655	1,079,278
Union Pacific Corp.	498,827	88,387,156
Werner Enterprises Inc.	16,288	619,270

		122,996,268

Semiconductors & Semiconductor Equipment — 6.4%
Analog Devices Inc.	289,159	34,274,016
Broadcom Inc.	527,478	184,422,133
Intel Corp.	4,115,618	182,239,565
KLA Corp.	117,047	23,079,327
Lam Research Corp.	81,085	27,737,557

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Inc.	129,356	$13,592,728
MKS Instruments Inc.	14,884	1,613,277
NVIDIA Corp.	28,191	14,133,840
Power Integrations Inc.	17,968	1,081,853
QUALCOMM Inc.	937,312	115,626,808
Skyworks Solutions Inc.	88,881	12,557,997
Texas Instruments Inc.	864,312	124,970,872
Xilinx Inc.	134,724	15,990,392

		751,320,365

Software — 3.8%
Intuit Inc.	61,661	19,403,483
Microsoft Corp.	1,717,121	347,665,489
Oracle Corp.	1,282,014	71,933,806

		439,002,778

Specialty Retail — 2.8%
Best Buy Co. Inc.	167,278	18,659,861
Home Depot Inc. (The)	851,129	227,004,616
Lithia Motors Inc., Class A	4,111	943,762
Lowe’s Companies Inc.	380,474	60,152,939
Monro Inc.	23,293	979,704
Tiffany & Co.	81,555	10,670,656
Tractor Supply Co.	47,454	6,321,347
Williams-Sonoma Inc.	61,143	5,576,853

		330,309,738

Technology Hardware, Storage & Peripherals — 3.0%
Apple Inc.	3,059,262	333,031,261
NetApp Inc.	331,441	14,546,946
Xerox Holdings Corp.	353,180	6,138,268

		353,716,475

Textiles, Apparel & Luxury Goods — 0.6%
Nike Inc., Class B	386,457	46,405,757
VF Corp.	329,516	22,143,475

		68,549,232

Thrifts & Mortgage Finance — 0.0%
Washington Federal Inc.	107,487	2,288,398
WSFS Financial Corp.	31,804	1,007,869

		3,296,267

Security	Shares	Value

Trading Companies & Distributors — 0.4%
Air Lease Corp.	74,192	$2,020,990
Applied Industrial Technologies Inc.	30,509	1,862,574
Fastenal Co.	461,095	19,933,137
GATX Corp.	38,446	2,625,093
MSC Industrial Direct Co. Inc., Class A	77,402	5,391,823
WW Grainger Inc.	26,835	9,392,787

		41,226,404

Water Utilities — 0.2%
American States Water Co.	23,950	1,788,825
American Water Works Co. Inc.	101,141	15,222,732
California Water Service Group	33,839	1,508,204
Essential Utilities Inc.	205,175	8,453,210
SJW Group	19,885	1,206,821

		28,179,792

Wireless Telecommunication Services — 0.0%
Shenandoah Telecommunications Co.	10,380	452,776

Total Common Stocks — 99.8% (Cost: $10,923,170,796)		11,654,533,035

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	30,350,000	30,350,000

Total Short-Term Investments — 0.3% (Cost: $30,350,000)		30,350,000

Total Investments in Securities — 100.1% (Cost: $10,953,520,796)		11,684,883,035

Other Assets, Less Liabilities — (0.1)%		(6,439,301)

Net Assets — 100.0%		$11,678,443,734

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$23,342,000	$7,008,000	(a)	$—	$—	$—	$30,350,000	30,350,000	$16,074	$—
BlackRock Inc.	46,150,027	32,827,239		(2,629,227)	408,210	10,790,729	87,546,978	146,104	849,522	—

					$408,210	$10,790,729	$117,896,978		$865,596	$—

(a)	Represents net amount purchased (sold).

14	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core Dividend Growth ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	127	12/18/20	$20,731	$(311,901)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$311,901

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$8,910,802

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,706,324)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$33,592,392

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,654,533,035	$—	$—	$11,654,533,035
Money Market Funds	30,350,000	—	—	30,350,000

	$11,684,883,035	$—	$—	$11,684,883,035

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(311,901)	$—	$—	$(311,901)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) October 31, 2020	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 1.9%
United Parcel Service Inc., Class B	605,463	$95,124,292

Beverages — 7.8%
Coca-Cola Co. (The)	4,295,935	206,462,636
PepsiCo Inc.	1,407,746	187,638,464

		394,101,100

Biotechnology — 4.3%
Amgen Inc.	521,437	113,120,543
Gilead Sciences Inc.	1,798,356	104,574,401

		217,694,944

Capital Markets — 4.6%
Ares Management Corp., Class A	102,686	4,343,618
BlackRock Inc.(a)	136,000	81,492,560
Blackstone Group Inc. (The), Class A	653,371	32,942,966
Eaton Vance Corp., NVS	150,565	9,002,281
Evercore Inc., Class A	52,170	4,149,602
Franklin Resources Inc.	498,479	9,346,481
Janus Henderson Group PLC	380,205	9,238,981
Moelis & Co., Class A	58,342	2,170,322
Morgan Stanley	1,116,758	53,771,898
T Rowe Price Group Inc.	215,586	27,306,123

		233,764,832

Chemicals — 0.3%
Eastman Chemical Co.	152,516	12,329,393
Sensient Technologies Corp.	40,027	2,618,967

		14,948,360

Communications Equipment — 3.6%
Cisco Systems Inc.	5,175,896	185,814,666

Consumer Finance — 0.4%
Discover Financial Services	333,135	21,657,106

Containers & Packaging — 0.5%
Amcor PLC	2,237,341	23,335,467

Distributors — 0.3%
Genuine Parts Co.	155,685	14,078,595

Diversified Telecommunication Services — 15.7%
AT&T Inc.	17,162,495	463,730,615
Cogent Communications Holdings Inc.	61,332	3,422,325
Verizon Communications Inc.	5,766,614	328,639,332

		795,792,272

Electric Utilities — 6.7%
Alliant Energy Corp.	240,068	13,270,959
American Electric Power Co. Inc.	590,623	53,114,726
Avangrid Inc.	68,004	3,355,317
Duke Energy Corp.	1,168,145	107,597,836
IDACORP Inc.	53,161	4,663,815
Pinnacle West Capital Corp.	165,033	13,461,742
PPL Corp.	1,564,136	43,013,740
Southern Co. (The)	1,739,711	99,946,397

		338,424,532

Electrical Equipment — 1.7%
Eaton Corp. PLC	387,351	40,203,160
Emerson Electric Co.	591,602	38,329,894
Hubbell Inc.	47,487	6,909,833

		85,442,887

Security	Shares	Value

Energy Equipment & Services — 0.4%
Schlumberger Ltd.	1,268,212	$18,947,087

Food Products — 1.1%
General Mills Inc.	673,689	39,828,494
Kellogg Co.	291,579	18,337,403

		58,165,897

Gas Utilities — 0.1%
National Fuel Gas Co.	126,685	5,062,333

Household Products — 0.8%
Kimberly-Clark Corp.	327,333	43,401,082

Industrial Conglomerates — 2.2%
3M Co.	694,238	111,050,311

Insurance — 1.7%
Aflac Inc.	737,924	25,052,520
Axis Capital Holdings Ltd.	100,571	4,293,376
Cincinnati Financial Corp.	155,808	11,021,858
Everest Re Group Ltd.	39,468	7,778,353
First American Financial Corp.	126,439	5,637,915
Mercury General Corp.	52,078	2,120,095
Travelers Companies Inc. (The)	257,314	31,060,373

		86,964,490

IT Services — 0.6%
Paychex Inc.	355,365	29,228,771

Machinery — 0.7%
Cummins Inc.	124,078	27,283,511
Snap-on Inc.	53,086	8,362,638

		35,646,149

Metals & Mining — 0.1%
Southern Copper Corp.	98,752	5,168,680

Multi-Utilities — 4.3%
CMS Energy Corp.	257,269	16,292,846
Dominion Energy Inc.	1,347,676	108,272,290
DTE Energy Co.	221,640	27,354,809
Public Service Enterprise Group Inc.	630,865	36,684,800
WEC Energy Group Inc.	277,628	27,915,495

		216,520,240

Oil, Gas & Consumable Fuels — 17.6%
Chevron Corp.	4,094,233	284,549,194
ConocoPhillips	1,778,270	50,894,087
EOG Resources Inc.	709,392	24,289,582
Exxon Mobil Corp.	13,187,434	430,174,097
Phillips 66	923,941	43,111,087
Williams Companies Inc. (The)	3,140,908	60,274,025

		893,292,072

Pharmaceuticals — 15.7%
Johnson & Johnson	2,418,298	331,572,839
Merck & Co. Inc.	2,467,900	185,610,759
Pfizer Inc.	7,937,474	281,621,577

		798,805,175

Semiconductors & Semiconductor Equipment — 2.6%
Maxim Integrated Products Inc.	260,031	18,111,159
Texas Instruments Inc.	804,528	116,326,704

		134,437,863

Textiles, Apparel & Luxury Goods — 0.4%
VF Corp.	306,219	20,577,917

16	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial Inc.	174,226	$2,000,115
TFS Financial Corp.	130,641	2,052,370

		4,052,485

Tobacco — 3.4%
Altria Group Inc.	4,849,895	174,984,212

Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co. Inc., Class A	71,917	5,009,738
Watsco Inc.	33,400	7,486,276

		12,496,014

Total Common Stocks — 99.8% (Cost: $5,645,627,295)		5,068,979,831

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	7,900,000	7,900,000

Total Short-Term Investments — 0.2% (Cost: $7,900,000)		7,900,000

Total Investments in Securities — 100.0% (Cost: $5,653,527,295)		5,076,879,831

Other Assets, Less Liabilities — 0.0%		801,553

Net Assets — 100.0%		$5,077,681,384

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$20,280,000	$—	$(12,380,000	)(a)	$—	$—	$7,900,000	7,900,000	$7,090	$—
BlackRock Inc.	70,357,894	15,297,206	(17,295,102)		1,815,506	11,317,056	81,492,560	136,000	1,023,148	—

					$1,815,506	$11,317,056	$89,392,560		$1,030,238	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	48	12/18/20	$7,835	$(37,802)

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core High Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$37,802

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$6,394,266

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,560,635)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$10,131,660

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,068,979,831	$—	$—	$5,068,979,831
Money Market Funds	7,900,000	—	—	7,900,000

	$5,076,879,831	$—	$—	$5,076,879,831

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(37,802)	$—	$—	$(37,802)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

18	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.9%
APA Group	3,192,862	$23,520,550
AusNet Services	4,938,221	6,935,733
Bendigo & Adelaide Bank Ltd.	3,286,653	15,440,872
Commonwealth Bank of Australia	2,351,964	113,998,061
Fortescue Metals Group Ltd.	5,066,783	61,805,050
Perpetual Ltd.	481,825	9,203,438
Suncorp Group Ltd.	2,578,691	14,867,375

		245,771,079

Austria — 0.4%
Oesterreichische Post AG(a)	358,372	11,375,497

Belgium — 2.5%
Ageas SA/NV	1,102,865	44,385,409
Proximus SADP	1,659,166	32,266,070

		76,651,479

Canada — 8.0%
Bank of Montreal	737,376	43,871,480
Bank of Nova Scotia (The)	815,192	33,840,235
Canadian Imperial Bank of Commerce	786,597	58,628,275
Emera Inc.	1,185,150	47,242,451
Great-West Lifeco Inc.	923,859	18,811,844
IGM Financial Inc.	840,571	18,439,796
Manulife Financial Corp.	708,019	9,589,997
Power Corp. of Canada	915,718	17,423,606

		247,847,684

China — 0.0%
Gemdale Properties & Investment Corp. Ltd.	9,256,000	1,432,291

Finland — 5.0%
Fortum OYJ	2,490,440	46,850,953
Sampo OYJ, Class A	911,628	34,405,865
UPM-Kymmene OYJ	1,890,054	53,411,506
Wartsila OYJ Abp	2,356,202	18,723,803

		153,392,127

France — 2.9%
Nexity SA	513,260	14,408,683
Orange SA	1,251,337	14,036,874
TOTAL SE	1,994,227	59,979,197

		88,424,754

Hong Kong — 11.3%
BOC Hong Kong Holdings Ltd.	6,653,000	18,445,167
CK Hutchison Holdings Ltd.	11,364,500	68,437,449
CK Infrastructure Holdings Ltd.	8,195,500	38,574,021
Hang Seng Bank Ltd.	5,801,100	89,168,858
Henderson Land Development Co. Ltd.	11,890,000	42,087,274
Hysan Development Co. Ltd.	6,112,000	19,427,945
Kerry Properties Ltd.	6,058,000	14,811,335
New World Development Co. Ltd.	2,683,750	12,770,121
PCCW Ltd.	15,833,000	9,514,276
Swire Pacific Ltd., Class A	4,954,000	22,550,559
VTech Holdings Ltd.	1,931,100	12,811,994

		348,598,999

Italy — 7.3%
A2A SpA	4,850,566	6,167,171
Assicurazioni Generali SpA	2,975,861	39,898,612
Azimut Holding SpA	1,148,557	19,392,803
Banca Generali SpA(b)	616,521	17,522,962

Security	Shares	Value

Italy (continued)
Enel SpA	3,902,241	$31,064,107
Eni SpA	8,015,806	56,125,955
Italgas SpA	4,378,471	25,307,489
Snam SpA	4,532,324	22,121,002
UnipolSai Assicurazioni SpA	3,154,246	7,326,398

		224,926,499

Japan — 3.4%
Idemitsu Kosan Co. Ltd.	2,889,000	58,172,422
Sojitz Corp.	3,082,200	6,751,710
Sumitomo Mitsui Financial Group Inc.	1,425,100	39,274,088

		104,198,220

New Zealand — 2.0%
Spark New Zealand Ltd.	20,386,768	60,496,540

Portugal — 1.3%
EDP - Energias de Portugal SA	8,205,910	40,452,208

Singapore — 1.7%
BOC Aviation Ltd.(c)	1,974,200	12,181,470
ComfortDelGro Corp. Ltd.	3,856,700	3,812,922
DBS Group Holdings Ltd.	1,768,200	26,351,424
Oversea-Chinese Banking Corp. Ltd.	1,765,200	10,884,646

		53,230,462

South Korea — 2.8%
KB Financial Group Inc., ADR	1,206,913	43,123,002
Shinhan Financial Group Co. Ltd., ADR	1,145,344	30,821,207
Woori Financial Group Inc., SP ADR NVS(b)	504,865	12,081,419

		86,025,628

Spain — 10.4%
ACS Actividades de Construccion y Servicios SA	3,143,225	74,692,235
Bankia SA	8,661,637	10,614,158
Bankinter SA	3,677,826	13,781,994
Cia. de Distribucion Integral Logista Holdings SA	1,044,885	17,624,097
Enagas SA	2,488,715	53,718,070
Mapfre SA	6,273,690	9,456,429
Naturgy Energy Group SA	4,012,327	74,546,426
Red Electrica Corp. SA	2,504,113	44,118,336
Telefonica SA	7,417,605	24,244,944

		322,796,689

Sweden — 1.6%
Telia Co. AB	12,928,559	49,557,915

Switzerland — 4.5%
Swiss Prime Site AG, Registered	152,900	12,861,917
Swiss Re AG	134,216	9,626,709
Swisscom AG, Registered	161,019	81,919,327
Zurich Insurance Group AG	108,439	35,966,893

		140,374,846

United Kingdom — 23.4%
BP PLC	6,162,848	15,666,198
British American Tobacco PLC	4,245,806	134,391,005
Centamin PLC	3,242,003	5,195,874
Drax Group PLC	4,424,987	16,924,226
GlaxoSmithKline PLC	3,028,537	50,585,588
IG Group Holdings PLC	1,752,113	17,240,323
Legal & General Group PLC	2,781,054	6,645,230
National Grid PLC	3,346,035	39,759,840
Phoenix Group Holdings PLC	2,211,146	18,938,099
Rio Tinto PLC	4,793,153	270,027,187

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® International Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Royal Dutch Shell PLC, Class A	2,290,796	$28,595,148
SSE PLC	4,707,387	76,387,495
Standard Life Aberdeen PLC	2,657,627	7,714,522
United Utilities Group PLC	2,895,908	32,329,236
Vodafone Group PLC	3,491,655	4,650,153

		725,050,124

Total Common Stocks — 96.4% (Cost: $3,329,475,756)		2,980,603,041

Investment Companies

Exchange Traded Funds — 2.0%
iShares MSCI South Korea ETF(d)	954,949	61,976,190

Total Investment Companies — 2.0% (Cost: $56,027,823)		61,976,190

Preferred Stocks

Germany — 0.4%
Schaeffler AG, Preference Shares, NVS	1,907,165	11,607,652

South Korea — 0.4%
Hyundai Motor Co., Preference Shares, GDR(e)	409,163	13,706,961

Total Preferred Stocks — 0.8% (Cost: $25,600,225)		25,314,613

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(d)(f)(g)	6,610,585	$6,615,212
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(f)	1,260,000	1,260,000

		7,875,212

Total Short-Term Investments — 0.2% (Cost: $ 7,877,558)		7,875,212

Total Investments in Securities — 99.4% (Cost: $ 3,418,981,362)		3,075,769,056

Other Assets, Less Liabilities — 0.6%		17,111,320

Net Assets — 100.0%		$3,092,880,376

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
Aareal Bank AG(a)	$48,909,055	$674,953		$(60,089,453)		$(51,750,660)	$62,256,105	$—	—	$—		$—
Azimut Holding SpA(b)	122,413,895	3,146,341		(108,155,972)		1,730,852	(472,030)	N/A	N/A	7,702,637		—
BlackRock Cash Funds: Institutional, SL Agency Shares	—	6,621,791	(c)	—		(4,233)	(2,346)	6,615,212	6,610,585	187,673	(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,290,000	—		(30,000	)(c)	—	—	1,260,000	1,260,000	1,492		—
Galliford Try Holding PLC(a)	13,165,757	56,422		(11,213,142)		(63,983,704)	61,974,667	—	—	—		—
iShares MSCI South Korea ETF	—	64,796,547		(9,755,884)		987,161	5,948,366	61,976,190	954,949	—		—
Perpetual Ltd.(b)	70,831,011	1,142,274		(61,809,943)		(30,686,221)	34,586,789	N/A	N/A	195,945		—

						$(143,706,805)	$164,291,551	$69,851,402		$8,087,747		$—

(a)	As of period end, the entity is no longer held.
(b)	As of period end, the entity is no longer an affiliate.
(c)	Represents net amount purchased (sold).
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

20	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® International Select Dividend ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
ASX SPI 200 Index	46	12/17/20	$4,757	$(26,475)
Euro STOXX 50 Index	156	12/18/20	5,377	(457,175)
FTSE 100 Index	170	12/18/20	12,229	(786,378)

				(1,270,028)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,270,028

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,822,649

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,078,753)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$27,270,830

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,980,603,041	$—	$—	$2,980,603,041
Investment Companies	61,976,190	—	—	61,976,190
Preferred Stocks	25,314,613	—	—	25,314,613
Money Market Funds	7,875,212	—	—	7,875,212

	$3,075,769,056	$—	$—	$3,075,769,056

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,270,028)	$—	$—	$(1,270,028)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® International Select Dividend ETF

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Lockheed Martin Corp.	230,758	$80,795,299

Banks — 15.6%
Bank of Hawaii Corp.	643,649	39,030,875
Citizens Financial Group Inc.	6,429,089	175,192,675
Comerica Inc.	2,096,260	95,400,793
Fifth Third Bancorp.	9,374,361	217,672,662
FNB Corp.	4,862,178	36,758,066
Huntington Bancshares Inc./OH	14,762,366	154,119,101
KeyCorp	14,061,668	182,520,451
PacWest Bancorp	1,655,665	31,854,995
People’s United Financial Inc.	6,648,588	70,940,434
Regions Financial Corp.	14,410,663	191,661,818
TCF Financial Corp.	2,234,578	60,802,867
Truist Financial Corp.	4,444,795	187,214,765
U.S. Bancorp.	4,529,787	176,435,204
United Bankshares Inc./WV	2,100,053	55,084,390
Valley National Bancorp	6,081,502	46,462,675
Wells Fargo & Co.	9,779,515	209,770,597

		1,930,922,368

Beverages — 1.1%
Coca-Cola Co. (The)	2,724,218	130,925,917

Capital Markets — 2.3%
Federated Hermes Inc.	1,433,077	34,250,540
Franklin Resources Inc.	3,904,691	73,212,956
Invesco Ltd.	4,806,591	63,014,408
Janus Henderson Group PLC	2,263,142	54,994,351
Lazard Ltd., Class A	1,704,793	57,400,380

		282,872,635

Chemicals — 3.3%
CF Industries Holdings Inc.	3,458,122	95,478,748
Huntsman Corp.	3,178,606	77,208,340
LyondellBasell Industries NV, Class A	3,375,546	231,056,124

		403,743,212

Containers & Packaging — 4.9%
International Paper Co.	6,071,952	265,647,900
Packaging Corp. of America	1,115,422	127,704,665
Sonoco Products Co.	1,623,703	79,382,840
Westrock Co.	3,538,004	132,852,050

		605,587,455

Distributors — 1.2%
Genuine Parts Co.	1,613,691	145,926,077

Diversified Consumer Services — 0.4%
H&R Block Inc.	2,932,497	50,614,898

Diversified Telecommunication Services — 4.1%
AT&T Inc.	7,906,154	213,624,281
CenturyLink Inc.	15,059,638	129,814,080
Verizon Communications Inc.	2,784,300	158,677,257

		502,115,618

Electric Utilities — 13.3%
Alliant Energy Corp.	2,288,932	126,532,161
American Electric Power Co. Inc.	1,450,448	130,438,789
Edison International	2,741,750	153,647,670
Entergy Corp.	1,347,861	136,430,490
Eversource Energy	1,185,318	103,442,702

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	3,764,116	$150,150,587
FirstEnergy Corp.	3,293,913	97,895,094
IDACORP Inc.	850,497	74,614,102
NextEra Energy Inc.	1,286,829	94,208,751
OGE Energy Corp.	3,203,156	98,561,110
Pinnacle West Capital Corp.	1,874,212	152,879,473
PPL Corp.	8,039,783	221,094,033
Xcel Energy Inc.	1,489,833	104,333,005

		1,644,227,967

Electrical Equipment — 2.2%
Eaton Corp. PLC	1,409,696	146,312,348
Emerson Electric Co.	1,875,634	121,522,327

		267,834,675

Energy Equipment & Services — 0.2%
Helmerich & Payne Inc.	1,477,554	21,971,228

Food Products — 0.9%
General Mills Inc.	1,867,078	110,381,651

Gas Utilities — 0.4%
New Jersey Resources Corp.	1,623,712	47,379,916

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	516,703	110,057,739

Household Durables — 2.2%
Garmin Ltd.	983,363	102,289,419
Leggett & Platt Inc.	1,871,002	78,076,914
Newell Brands Inc.	5,260,094	92,893,260

		273,259,593

Household Products — 0.9%
Kimberly-Clark Corp.	823,634	109,205,632

Insurance — 7.1%
Cincinnati Financial Corp.	2,296,109	162,426,751
MetLife Inc.	4,876,872	184,589,605
Old Republic International Corp.	4,345,295	70,741,402
Principal Financial Group Inc.	3,761,160	147,512,695
Prudential Financial Inc.	4,008,756	256,640,559
Unum Group	2,876,401	50,797,242

		872,708,254

IT Services — 2.3%
International Business Machines Corp.	1,515,375	169,206,773
Western Union Co. (The)	5,919,732	115,079,590

		284,286,363

Machinery — 1.2%
Caterpillar Inc.	976,271	153,323,361

Media — 3.7%
Interpublic Group of Companies Inc. (The)	5,945,115	107,547,130
Omnicom Group Inc.	3,078,153	145,288,822
ViacomCBS Inc., Class B, NVS	7,271,014	207,732,870

		460,568,822

Multi-Utilities — 9.9%
Avista Corp.	1,130,439	37,553,184
Black Hills Corp.	1,052,191	59,617,142
CenterPoint Energy Inc.	6,918,015	146,177,657
CMS Energy Corp.	1,751,279	110,908,499
Dominion Energy Inc.	1,916,648	153,983,500
DTE Energy Co.	1,256,782	155,112,034

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
NiSource Inc.	5,444,165	$125,052,470
NorthWestern Corp.	836,262	43,594,338
Public Service Enterprise Group Inc.	2,773,439	161,275,478
Sempra Energy	970,457	121,656,489
WEC Energy Group Inc.	1,109,601	111,570,381

		1,226,501,172

Multiline Retail — 0.8%
Target Corp.	678,006	103,206,073

Oil, Gas & Consumable Fuels — 7.0%
Chevron Corp.	2,174,018	151,094,251
Exxon Mobil Corp.	5,696,638	185,824,332
HollyFrontier Corp.	2,277,118	42,149,454
Marathon Petroleum Corp.	6,351,184	187,359,928
ONEOK Inc.	6,037,191	175,078,539
Valero Energy Corp.	3,211,672	124,002,656

		865,509,160

Personal Products — 0.4%
Nu Skin Enterprises Inc., Class A	897,584	44,295,770

Pharmaceuticals — 2.0%
Merck & Co. Inc.	1,393,665	104,817,545
Pfizer Inc.	4,177,354	148,212,520

		253,030,065

Semiconductors & Semiconductor Equipment — 1.8%
Intel Corp.	1,238,121	54,823,998
QUALCOMM Inc.	1,331,640	164,271,110

		219,095,108

Technology Hardware, Storage & Peripherals — 2.8%
HP Inc.	10,390,923	186,620,977
Seagate Technology PLC	3,340,050	159,721,191

		346,342,168

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.6%
Hanesbrands Inc.	4,740,579	$76,181,105

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp. Inc.	7,252,221	60,265,956

Tobacco — 4.1%
Altria Group Inc.	7,756,718	279,862,386
Philip Morris International Inc.	3,200,804	227,321,100

		507,183,486

Trading Companies & Distributors — 1.0%
Watsco Inc.	536,860	120,331,800

Total Common Stocks — 99.8% (Cost: $12,948,891,053)		12,310,650,543

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	36,700,000	36,700,000

Total Short-Term Investments — 0.3% (Cost: $36,700,000)		36,700,000

Total Investments in Securities — 100.1% (Cost: $12,985,591,053)		12,347,350,543

Other Assets, Less Liabilities — (0.1)%		(10,682,701)

Net Assets — 100.0%		$12,336,667,842

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$51,930,000	$—	$(15,230,000	)(a)	$—	$—	$36,700,000	36,700,000	$18,369	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	152	12/18/20	$24,812	$(227,562)

24	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Select Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$227,562

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$10,803,875

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,052,135)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$28,835,157

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,310,650,543	$—	$—	$12,310,650,543
Money Market Funds	36,700,000	—	—	36,700,000

	$12,347,350,543	$—	$—	$12,347,350,543

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(227,562)	$—	$—	$(227,562)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) October 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Boeing Co. (The)	1,249	$180,343
General Dynamics Corp.	418	54,896
Huntington Ingalls Industries Inc.	120	17,698
L3Harris Technologies Inc.	145	23,361
Lockheed Martin Corp.	324	113,442
Northrop Grumman Corp.	198	57,384
Raytheon Technologies Corp.	2,127	115,539
Textron Inc.	636	22,769

		585,432

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	193	17,067
Expeditors International of Washington Inc.	191	16,879
FedEx Corp.	141	36,585
United Parcel Service Inc., Class B	721	113,276
XPO Logistics Inc.(a)	382	34,380

		218,187

Airlines — 0.3%
American Airlines Group Inc.	53	598
Delta Air Lines Inc.	2,130	65,263
Southwest Airlines Co.	699	27,632
United Airlines Holdings Inc.(a)	457	15,474

		108,967

Auto Components — 0.1%
Aptiv PLC	13	1,254
Gentex Corp.	610	16,879
Lear Corp.	146	17,638

		35,771

Automobiles — 0.4%
Ford Motor Co.	9,199	71,108
General Motors Co.	1,507	52,037

		123,145

Banks — 12.3%
Bank of America Corp.	33,977	805,255
CIT Group Inc.	1,227	36,135
Citigroup Inc.	12,608	522,223
Citizens Financial Group Inc.	2,147	58,506
Comerica Inc.	1,392	63,350
Fifth Third Bancorp.	3,263	75,767
Huntington Bancshares Inc./OH	4,483	46,803
JPMorgan Chase & Co.	10,412	1,020,792
KeyCorp	4,229	54,892
M&T Bank Corp.	638	66,084
PNC Financial Services Group Inc. (The)	1,535	171,736
Regions Financial Corp.	5,755	76,542
Synovus Financial Corp.	925	24,050
Truist Financial Corp.	2,400	101,088
U.S. Bancorp.	5,276	205,500
Wells Fargo & Co.	35,102	752,938
Zions Bancorp NA	1,064	34,335

		4,115,996

Beverages — 1.5%
Coca-Cola Co. (The)	4,011	192,769
Constellation Brands Inc., Class A	98	16,193
Monster Beverage Corp.(a)	243	18,606
PepsiCo Inc.	1,946	259,382

		486,950

Security	Shares	Value

Biotechnology — 2.9%
AbbVie Inc.	3,758	$319,806
Amgen Inc.	1,391	301,763
Biogen Inc.(a)	753	189,809
Gilead Sciences Inc.	2,739	159,273

		970,651

Building Products — 0.7%
Johnson Controls International PLC	3,668	154,826
Masco Corp.	629	33,714
Trane Technologies PLC	310	41,153

		229,693

Capital Markets — 4.1%
Ameriprise Financial Inc.	496	79,772
Apollo Global Management Inc.	422	15,555
Bank of New York Mellon Corp. (The)	3,576	122,871
BlackRock Inc.(b)	269	161,187
Blackstone Group Inc. (The), Class A	1,273	64,185
Charles Schwab Corp. (The)	2,140	87,975
CME Group Inc.	229	34,515
Franklin Resources Inc.	1,071	20,081
Goldman Sachs Group Inc. (The)	980	185,259
Intercontinental Exchange Inc.	724	68,346
Invesco Ltd.	1,937	25,394
LPL Financial Holdings Inc.	217	17,345
Moody’s Corp.	109	28,656
Morgan Stanley	3,626	174,592
MSCI Inc.	90	31,486
Northern Trust Corp.	627	49,075
Raymond James Financial Inc.	291	22,244
S&P Global Inc.	199	64,223
State Street Corp.	652	38,403
T Rowe Price Group Inc.	503	63,710

		1,354,874

Chemicals — 1.9%
Air Products & Chemicals Inc.	122	33,701
Celanese Corp.	386	43,815
CF Industries Holdings Inc.	753	20,790
Dow Inc.	1,574	71,601
DuPont de Nemours Inc.	1,895	107,788
Eastman Chemical Co.	261	21,099
Ecolab Inc.	134	24,601
Linde PLC	587	129,340
LyondellBasell Industries NV, Class A	1,407	96,309
PPG Industries Inc.	253	32,819
Sherwin-Williams Co. (The)	61	41,967

		623,830

Commercial Services & Supplies — 0.3%
Cintas Corp.	89	27,995
Republic Services Inc.	207	18,251
Waste Management Inc.	394	42,517

		88,763

Communications Equipment — 1.9%
Cisco Systems Inc.	16,855	605,095
Juniper Networks Inc.	849	16,742
Motorola Solutions Inc.	141	22,286

		644,123

Construction & Engineering — 0.1%
Jacobs Engineering Group Inc.	220	20,900

26	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 1.2%
Ally Financial Inc.	1,567	$41,808
American Express Co.	1,303	118,886
Capital One Financial Corp.	915	66,868
Discover Financial Services	1,248	81,132
Synchrony Financial	3,965	99,204

		407,898

Containers & Packaging — 0.3%
Ball Corp.	402	35,778
International Paper Co.	1,125	49,219

		84,997

Distributors — 0.0%
Genuine Parts Co.	179	16,187

Diversified Financial Services — 0.7%
Berkshire Hathaway Inc., Class B(a)	787	158,895
Equitable Holdings Inc.	2,115	45,452
Voya Financial Inc.	742	35,564

		239,911

Diversified Telecommunication Services — 2.7%
AT&T Inc.	20,492	553,694
CenturyLink Inc.	3,018	26,015
Verizon Communications Inc.	5,669	323,076

		902,785

Electric Utilities — 1.3%
American Electric Power Co. Inc.	540	48,562
Duke Energy Corp.	837	77,096
Evergy Inc.	976	53,875
Exelon Corp.	1,336	53,293
FirstEnergy Corp.	967	28,739
NextEra Energy Inc.	756	55,347
NRG Energy Inc.	1,462	46,229
Southern Co. (The)	1,120	64,344

		427,485

Electrical Equipment — 0.6%
Eaton Corp. PLC	868	90,090
Emerson Electric Co.	1,118	72,435
Rockwell Automation Inc.	194	46,001

		208,526

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	273	30,805
CDW Corp./DE	239	29,302
Corning Inc.	1,559	49,841
TE Connectivity Ltd.	531	51,443

		161,391

Energy Equipment & Services — 0.3%
Baker Hughes Co.	2,832	41,828
Halliburton Co.	1,464	17,656
Schlumberger Ltd.	1,685	25,174

		84,658

Entertainment — 0.2%
Electronic Arts Inc.(a)	267	31,995
Walt Disney Co. (The)	401	48,621

		80,616

Equity Real Estate Investment Trusts (REITs) — 1.6%
American Tower Corp.	256	58,790
AvalonBay Communities Inc.	138	19,200
Crown Castle International Corp.	421	65,760
Digital Realty Trust Inc.	135	19,481

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Equity Residential	484	$22,738
Essex Property Trust Inc.	98	20,050
Healthpeak Properties Inc.	960	25,891
Host Hotels & Resorts Inc.	2,123	22,249
Iron Mountain Inc.	750	19,545
Prologis Inc.	545	54,064
Public Storage	185	42,378
SBA Communications Corp.	81	23,520
Simon Property Group Inc.	1,291	81,088
SL Green Realty Corp.	570	24,402
Ventas Inc.	443	17,485
Weyerhaeuser Co.	1,139	31,083

		547,724

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	135	48,279
Kroger Co. (The)	868	27,958
Sysco Corp.	985	54,480
Walgreens Boots Alliance Inc.	3,654	124,382
Walmart Inc.	1,541	213,814

		468,913

Food Products — 0.8%
Archer-Daniels-Midland Co.	701	32,414
General Mills Inc.	659	38,960
Hershey Co. (The)	194	26,667
Kellogg Co.	338	21,257
Kraft Heinz Co. (The)	1,058	32,364
Mondelez International Inc., Class A	1,832	97,316
Tyson Foods Inc., Class A	412	23,579

		272,557

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	953	100,170
Baxter International Inc.	787	61,048
Edwards Lifesciences Corp.(a)	263	18,854
Medtronic PLC	1,286	129,333
Stryker Corp.	139	28,079

		337,484

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	265	25,459
Anthem Inc.	309	84,295
Cardinal Health Inc.	703	32,190
Cigna Corp.	277	46,251
CVS Health Corp.	1,470	82,452
DaVita Inc.(a)	405	34,931
HCA Healthcare Inc.	288	35,695
Humana Inc.	111	44,320
Laboratory Corp. of America Holdings(a)	105	20,976
McKesson Corp.	403	59,439
Quest Diagnostics Inc.	201	24,550
UnitedHealth Group Inc.	795	242,586
Universal Health Services Inc., Class B	197	21,581

		754,725

Health Care Technology — 0.1%
Cerner Corp.	638	44,718

Hotels, Restaurants & Leisure — 2.5%
Carnival Corp.	1,709	23,430
Darden Restaurants Inc.	94	8,640
Domino’s Pizza Inc.	56	21,186
Hilton Worldwide Holdings Inc.	439	38,549

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp., Class A	261	$14,392
Las Vegas Sands Corp.	732	35,180
Marriott International Inc./MD, Class A	612	56,843
McDonald’s Corp.	1,184	252,192
Royal Caribbean Cruises Ltd.	233	13,146
Starbucks Corp.	3,562	309,751
Yum! Brands Inc.	560	52,265

		825,574

Household Durables — 0.3%
DR Horton Inc.	283	18,907
Lennar Corp., Class A	327	22,965
Newell Brands Inc.	717	12,662
NVR Inc.(a)	5	19,766
Whirlpool Corp.	97	17,941

		92,241

Household Products — 1.9%
Clorox Co. (The)	151	31,295
Colgate-Palmolive Co.	1,070	84,412
Kimberly-Clark Corp.	476	63,113
Procter & Gamble Co. (The)	3,342	458,188

		637,008

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	1,561	27,115

Industrial Conglomerates — 1.1%
3M Co.	996	159,320
Honeywell International Inc.	1,312	216,415

		375,735

Insurance — 2.7%
Aflac Inc.	2,009	68,205
Allstate Corp. (The)	968	85,910
American International Group Inc.	2,171	68,365
Aon PLC, Class A	306	56,307
Assured Guaranty Ltd.	961	24,534
Chubb Ltd.	724	94,055
Cincinnati Financial Corp.	213	15,067
Hartford Financial Services Group Inc. (The)	536	20,647
Lincoln National Corp.	1,024	35,942
Loews Corp.	1,366	47,373
Marsh & McLennan Companies Inc.	321	33,211
MetLife Inc.	2,929	110,863
Principal Financial Group Inc.	720	28,238
Prudential Financial Inc.	1,753	112,227
Travelers Companies Inc. (The)	628	75,806
Unum Group	901	15,912
Willis Towers Watson PLC	87	15,876

		908,538

Interactive Media & Services — 2.5%
Alphabet Inc., Class A(a)	191	308,677
Alphabet Inc., Class C, NVS(a)	186	301,508
Facebook Inc., Class A(a)	890	234,168

		844,353

Internet & Direct Marketing Retail — 1.2%
Booking Holdings Inc.(a)	121	196,323
eBay Inc.	3,581	170,563
Expedia Group Inc.	321	30,222
Qurate Retail Inc., Series A	1,440	9,749

		406,857

Security	Shares	Value

IT Services — 4.1%
Accenture PLC, Class A	539	$116,914
Akamai Technologies Inc.(a)	155	14,744
Alliance Data Systems Corp.	476	24,533
Automatic Data Processing Inc.	606	95,724
Broadridge Financial Solutions Inc.	118	16,237
Cognizant Technology Solutions Corp., Class A	1,028	73,420
DXC Technology Co.	1,738	32,014
Fidelity National Information Services Inc.	322	40,118
Fiserv Inc.(a)	436	41,625
FleetCor Technologies Inc.(a)	110	24,300
Global Payments Inc.	122	19,244
International Business Machines Corp.	2,200	245,652
Leidos Holdings Inc.	208	17,264
Mastercard Inc., Class A	569	164,236
Paychex Inc.	423	34,792
PayPal Holdings Inc.(a)	287	53,419
VeriSign Inc.(a)	116	22,121
Visa Inc., Class A	1,708	310,361
Western Union Co. (The)	1,211	23,542

		1,370,260

Life Sciences Tools & Services — 0.7%
Agilent Technologies Inc.	339	34,609
IQVIA Holdings Inc.(a)	195	30,028
Mettler-Toledo International Inc.(a)	21	20,956
Thermo Fisher Scientific Inc.	166	78,538
Waters Corp.(a)	277	61,721

		225,852

Machinery — 1.6%
Allison Transmission Holdings Inc.	455	16,448
Caterpillar Inc.	1,304	204,793
Cummins Inc.	326	71,684
Deere & Co.	282	63,707
Dover Corp.	137	15,167
Illinois Tool Works Inc.	452	88,538
PACCAR Inc.	256	21,857
Parker-Hannifin Corp.	160	33,338
Stanley Black & Decker Inc.	26	4,321

		519,853

Media — 1.2%
Altice USA Inc., Class A(a)	1,478	39,832
Charter Communications Inc., Class A(a)	248	149,747
Comcast Corp., Class A	2,999	126,678
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	833	28,822
Omnicom Group Inc.	646	30,491
Sirius XM Holdings Inc.	3,649	20,909
ViacomCBS Inc., Class B, NVS	725	20,713

		417,192

Metals & Mining — 0.3%
Newmont Corp.	470	29,535
Nucor Corp.	715	34,148
Reliance Steel & Aluminum Co.	173	18,855
Steel Dynamics Inc.	728	22,918

		105,456

Mortgage Real Estate Investment — 0.0%
Starwood Property Trust Inc.	1,188	16,596

Multi-Utilities — 0.2%
Public Service Enterprise Group Inc.	610	35,472

28	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
WEC Energy Group Inc.	311	$31,271

		66,743

Multiline Retail — 0.5%
Dollar General Corp.	272	56,769
Kohl’s Corp.	1,173	24,973
Target Corp.	633	96,356

		178,098

Oil, Gas & Consumable Fuels — 4.5%
Cabot Oil & Gas Corp.	1,280	22,771
Chevron Corp.	4,460	309,970
ConocoPhillips	4,671	133,684
Devon Energy Corp.	8,104	72,369
EOG Resources Inc.	642	21,982
Exxon Mobil Corp.	13,454	438,869
Hess Corp.	338	12,580
HollyFrontier Corp.	933	17,270
Kinder Morgan Inc./DE	5,110	60,809
Marathon Oil Corp.	5,147	20,382
Marathon Petroleum Corp.	3,138	92,571
ONEOK Inc.	1,439	41,731
Ovintiv Inc.	2,659	24,463
Phillips 66	1,695	79,089
Pioneer Natural Resources Co.	279	22,197
Valero Energy Corp.	2,126	82,085
Williams Companies Inc. (The)	2,984	57,263

		1,510,085

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	252	55,354

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	4,343	253,848
Eli Lilly & Co.	1,047	136,592
Johnson & Johnson	3,815	523,075
Merck & Co. Inc.	4,924	370,334
Pfizer Inc.	14,644	519,569
Zoetis Inc.	200	31,710

		1,835,128

Professional Services — 0.2%
IHS Markit Ltd.	399	32,267
Verisk Analytics Inc.	105	18,687

		50,954

Road & Rail — 1.5%
CSX Corp.	1,814	143,197
Norfolk Southern Corp.	528	110,415
Union Pacific Corp.	1,350	239,207

		492,819

Semiconductors & Semiconductor Equipment — 6.2%
Analog Devices Inc.	404	47,886
Applied Materials Inc.	1,525	90,326
Broadcom Inc.	873	305,227
Intel Corp.	11,387	504,216
KLA Corp.	274	54,027
Lam Research Corp.	355	121,438
Maxim Integrated Products Inc.	502	34,964
NVIDIA Corp.	56	28,076
QUALCOMM Inc.	4,438	547,472
Skyworks Solutions Inc.	240	33,910
Teradyne Inc.	257	22,578
Texas Instruments Inc.	1,727	249,707

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Xilinx Inc.	335	$39,761

		2,079,588

Software — 5.8%
Adobe Inc.(a)	175	78,242
Citrix Systems Inc.	278	31,489
Intuit Inc.	102	32,097
Microsoft Corp.	5,607	1,135,249
NortonLifeLock Inc.	1,610	33,118
Oracle Corp.	10,472	587,584
Palo Alto Networks Inc.(a)	108	23,889
VMware Inc., Class A(a)	215	27,677

		1,949,345

Specialty Retail — 2.6%
AutoZone Inc.(a)	46	51,933
Best Buy Co. Inc.	379	42,277
CarMax Inc.(a)	173	14,954
Home Depot Inc. (The)	1,593	424,869
Lowe’s Companies Inc.	1,027	162,369
O’Reilly Automotive Inc.(a)	95	41,477
Ross Stores Inc.	523	44,544
TJX Companies Inc. (The)	1,352	68,682
Tractor Supply Co.	119	15,852
Ulta Beauty Inc.(a)	80	16,542

		883,499

Technology Hardware, Storage & Peripherals — 6.3%
Apple Inc.	14,604	1,589,791
Dell Technologies Inc., Class C(a)	2,728	164,389
Hewlett Packard Enterprise Co.	9,515	82,210
HP Inc.	5,364	96,337
NetApp Inc.	1,385	60,788
Seagate Technology PLC	1,002	47,916
Western Digital Corp.	671	25,317
Xerox Holdings Corp.	1,310	22,768

		2,089,516

Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B	1,374	164,990
Ralph Lauren Corp.	296	19,787
Tapestry Inc.	1,103	24,520
VF Corp.	464	31,181

		240,478

Tobacco — 1.2%
Altria Group Inc.	5,367	193,641
Philip Morris International Inc.	3,031	215,262

		408,903

Trading Companies & Distributors — 0.2%
Fastenal Co.	456	19,713
United Rentals Inc.(a)	149	26,565
WW Grainger Inc.	62	21,701

		67,979

Total Common Stocks — 99.8% (Cost: $32,525,186)		33,328,976

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Dividend and Buyback ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.04%(b)(c)	40,000	$40,000

Total Short-Term Investments — 0.1% (Cost: $40,000)		40,000

Total Investments in Securities — 99.9% (Cost: $32,565,186)		33,368,976

Other Assets, Less Liabilities — 0.1%		40,510

Net Assets — 100.0%		$33,409,486

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$—	$(30,000	)(a)	$—	$—	$40,000	40,000	$38	$—
BlackRock Inc.	76,310	87,021	(20,423)		4,178	14,101	161,187	269	1,209	—

					$4,178	$14,101	$201,187		$1,247	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 Micro E-Mini Index	4	12/18/20	$65	$(2,911)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,911

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

30	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® U.S. Dividend and Buyback ETF

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$16,774

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(4,055)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$53,196

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$33,328,976	$—	$—	$33,328,976
Money Market Funds	40,000	—	—	40,000

	$33,368,976	$—	$—	$33,368,976

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,911)	$—	$—	$(2,911)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Statements of Assets and Liabilities (unaudited) October 31, 2020

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$11,566,986,057	$4,987,487,271	$3,005,917,654	$12,310,650,543
Affiliated(c)	117,896,978	89,392,560	69,851,402	36,700,000
Cash	—	46,098	2,671	19,438
Foreign currency, at value(d)	—	—	9,605,884	—
Cash pledged:
Futures contracts	1,539,400	582,600	—	1,237,200
Foreign currency collateral pledged:
Futures contracts(e)	—	—	2,982,163	—
Receivables:
Investments sold	—	—	15,970,460	—
Securities lending income — Affiliated	—	—	29,377	—
Dividends	18,330,393	15,531,494	7,210,912	23,355,231
Tax reclaims	—	—	9,504,356	—

Total assets	11,704,752,828	5,093,040,023	3,121,074,879	12,371,962,412

LIABILITIES
Bank overdraft	69,042	—	—	—
Collateral on securities loaned, at value	—	—	6,618,967	—
Payables:
Investments purchased	25,180,157	14,843,341	19,422,792	30,931,996
Variation margin on futures contracts	238,600	90,235	98,417	153,249
Capital shares redeemed	—	61,665	707,771	8,684
Investment advisory fees	821,295	363,398	1,346,556	4,200,641

Total liabilities	26,309,094	15,358,639	28,194,503	35,294,570

NET ASSETS	$11,678,443,734	$5,077,681,384	$3,092,880,376	$12,336,667,842

NET ASSETS CONSIST OF:
Paid-in capital	$11,373,352,565	$6,604,443,442	$4,777,931,941	$14,705,821,174
Accumulated earnings (loss)	305,091,169	(1,526,762,058)	(1,685,051,565)	(2,369,153,332)

NET ASSETS	$11,678,443,734	$5,077,681,384	$3,092,880,376	$12,336,667,842

Shares outstanding	300,050,000	65,250,000	127,800,000	148,800,000

Net asset value	$38.92	$77.82	$24.20	$82.91

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$6,309,323	$—
(b) Investments, at cost — Unaffiliated	$10,852,578,539	$5,583,492,357	$3,355,075,980	$12,948,891,053
(c) Investments, at cost — Affiliated	$100,942,257	$70,034,938	$63,905,382	$36,700,000
(d) Foreign currency, at cost	$—	$—	$9,744,382	$—
(e) Foreign currency collateral pledged, at cost	$—	$—	$2,985,755	$—

See notes to financial statements.

32	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued) October 31, 2020

iShares U.S. Dividend and Buyback ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$33,167,789
Affiliated(b)	201,187
Cash	3,020
Cash pledged:
Futures contracts	5,000
Receivables:
Dividends	60,266

Total assets	33,437,262

LIABILITIES
Payables:
Investments purchased	19,616
Variation margin on futures contracts	738
Investment advisory fees	7,422

Total liabilities	27,776

NET ASSETS	$33,409,486

NET ASSETS CONSIST OF:
Paid-in capital	$32,251,649
Accumulated earnings	1,157,837

NET ASSETS	$33,409,486

Shares outstanding	1,200,000

Net asset value	$27.84

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — Unaffiliated	$32,385,583
(b) Investments, at cost — Affiliated	$179,603

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Operations (unaudited) Six Months Ended October 31, 2020

	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares International Select Dividend ETF	iShares Select Dividend ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$154,157,368	$126,712,323	$80,421,877	$305,290,561
Dividends — Affiliated	865,596	1,030,238	7,900,074	18,369
Non-cash dividends — Unaffiliated	—	—	5,740,094	—
Securities lending income — Affiliated — net	—	—	187,673	—
Foreign taxes withheld	(8,177)	—	(7,245,175)	—

Total investment income	155,014,787	127,742,561	87,004,543	305,308,930

EXPENSES
Investment advisory fees	4,460,773	2,266,170	8,471,488	25,303,638
Miscellaneous	264	264	264	264

Total expenses	4,461,037	2,266,434	8,471,752	25,303,902

Less:
Investment advisory fees waived	—	—	(122,337)	—

Total expenses after fees waived	4,461,037	2,266,434	8,349,415	25,303,902

Net investment income	150,553,750	125,476,127	78,655,128	280,005,028

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(256,218,131)	(221,102,356)	(582,810,706)	(501,754,693)
Investments — Affiliated	(74,601)	(20,268)	(141,934,974)	—
In-kind redemptions — Unaffiliated	169,850,205	97,966,376	847,116	145,466,816
In-kind redemptions — Affiliated	482,811	1,835,774	(1,771,831)	—
Futures contracts	8,910,802	6,394,266	2,822,649	10,803,875
Foreign currency transactions	—	—	(397,894)	—

Net realized loss	(77,048,914)	(114,926,208)	(723,245,640)	(345,484,002)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	724,711,812	(164,907,529)	577,187,065	690,132,694
Investments — Affiliated	10,790,729	11,317,056	164,291,551	—
Futures contracts	(3,706,324)	(1,560,635)	(3,078,753)	(2,052,135)
Foreign currency translations	—	—	149,443	—

Net change in unrealized appreciation (depreciation)	731,796,217	(155,151,108)	738,549,306	688,080,559

Net realized and unrealized gain (loss)	654,747,303	(270,077,316)	15,303,666	342,596,557

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$805,301,053	$(144,601,189)	$93,958,794	$622,601,585

See notes to financial statements.

34	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued) Six Months Ended October 31, 2020

iShares U.S. Dividend and Buyback ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$421,217
Dividends — Affiliated	1,247

Total investment income	422,464

EXPENSES
Investment advisory fees	39,044
Miscellaneous	264

Total expenses	39,308

Net investment income	383,156

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(361,068)
In-kind redemptions — Unaffiliated	1,409,627
In-kind redemptions — Affiliated	4,178
Futures contracts	16,774

Net realized gain	1,069,511

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	222,502
Investments — Affiliated	14,101
Futures contracts	(4,055)

Net change in unrealized appreciation (depreciation)	232,548

Net realized and unrealized gain	1,302,059

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,685,215

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Changes in Net Assets

	iShares Core Dividend Growth ETF		iShares Core High Dividend ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$150,553,750	$226,381,053	$125,476,127	$253,913,943
Net realized gain (loss)	(77,048,914)	277,885,766	(114,926,208)	85,382,007
Net change in unrealized appreciation (depreciation)	731,796,217	(835,980,096)	(155,151,108)	(1,173,584,989)

Net increase (decrease) in net assets resulting from operations	805,301,053	(331,713,277)	(144,601,189)	(834,289,039)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(146,402,432)	(221,736,445)	(117,699,478)	(259,253,409)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,663,817,652	2,824,367,946	(696,815,745)	(45,400,695)

NET ASSETS
Total increase (decrease) in net assets	2,322,716,273	2,270,918,224	(959,116,412)	(1,138,943,143)
Beginning of period	9,355,727,461	7,084,809,237	6,036,797,796	7,175,740,939

End of period	$11,678,443,734	$9,355,727,461	$5,077,681,384	$6,036,797,796

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

36	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares International Select Dividend ETF		iShares Select Dividend ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$78,655,128	$261,599,199	$280,005,028	$612,609,601
Net realized loss	(723,245,640)	(250,334,852)	(345,484,002)	(473,988,522)
Net change in unrealized appreciation (depreciation)	738,549,306	(905,770,366)	688,080,559	(3,140,919,614)

Net increase (decrease) in net assets resulting from operations	93,958,794	(894,506,019)	622,601,585	(3,002,298,535)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(79,208,178)	(314,179,411)	(270,560,886)	(641,877,784)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(342,993,658)	252,390,701	(1,272,396,087)	(684,495,870)

NET ASSETS
Total decrease in net assets	(328,243,042)	(956,294,729)	(920,355,388)	(4,328,672,189)
Beginning of period	3,421,123,418	4,377,418,147	13,257,023,230	17,585,695,419

End of period	$3,092,880,376	$3,421,123,418	$12,336,667,842	$13,257,023,230

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Changes in Net Assets (continued)

	iShares U.S. Dividend and Buyback ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$383,156	$264,084
Net realized gain (loss)	1,069,511	(613,589)
Net change in unrealized appreciation (depreciation)	232,548	272,449

Net increase (decrease) in net assets resulting from operations	1,685,215	(77,056)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(317,841)	(269,870)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,396,857	16,603,236

NET ASSETS
Total increase in net assets	8,764,231	16,256,310
Beginning of period	24,645,255	8,388,945

End of period	$33,409,486	$24,645,255

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (For a share outstanding throughout each period)

	iShares Core Dividend Growth ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$36.39		$38.13	$33.86	$30.75	$26.72	$26.35

Net investment income(a)	0.53		0.99	0.91	0.78	0.71	0.67
Net realized and unrealized gain (loss)(b)	2.51		(1.77)	4.20	3.07	3.98	0.34

Net increase (decrease) from investment operations	3.04		(0.78)	5.11	3.85	4.69	1.01

Distributions(c)
From net investment income		(0.51)	(0.96)	(0.84)	(0.74)	(0.66)	(0.64)

Total distributions		(0.51)	(0.96)	(0.84)	(0.74)	(0.66)	(0.64)

Net asset value, end of period	$38.92		$36.39	$38.13	$33.86	$30.75	$26.72

Total Return
Based on net asset value	8.39	%(d)	(2.05)%	15.30%	12.59%	17.78%	3.95%

Ratios to Average Net Assets
Total expenses	0.08	%(e)	0.08%	0.08%	0.08%	0.09%	0.12%

Total expenses after fees waived	0.08	%(e)	0.08%	0.08%	0.08%	0.09%	0.10%

Net investment income	2.70	%(e)	2.55%	2.55%	2.32%	2.46%	2.62%

Supplemental Data
Net assets, end of period (000)	$11,678,444		$9,355,727	$7,084,809	$3,343,410	$1,429,997	$476,955

Portfolio turnover rate(f)	13	%(d)	24%	26%	24%	27%	45%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Core High Dividend ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$81.85		$95.42	$84.44	$83.27	$78.83	$77.18

Net investment income(a)	1.84		3.24	3.09	2.99	2.85	2.70
Net realized and unrealized gain (loss)(b)		(4.14)	(13.51)	11.01	1.20	4.34	1.79

Net increase (decrease) from investment operations		(2.30)	(10.27)	14.10	4.19	7.19	4.49

Distributions(c)
From net investment income		(1.73)	(3.30)	(3.12)	(3.02)	(2.75)	(2.84)

Total distributions		(1.73)	(3.30)	(3.12)	(3.02)	(2.75)	(2.84)

Net asset value, end of period	$77.82		$81.85	$95.42	$84.44	$83.27	$78.83

Total Return
Based on net asset value	(2.87	)%(d)	(10.86)%	17.05%	5.03%	9.22%	6.12%

Ratios to Average Net Assets
Total expenses	0.08	%(e)	0.08%	0.08%	0.08%	0.10%	0.12%

Net investment income	4.43	%(e)	3.53%	3.48%	3.47%	3.49%	3.63%

Supplemental Data
Net assets, end of period (000)	$5,077,681		$6,036,798	$7,175,741	$6,007,744	$6,632,679	$5,076,953

Portfolio turnover rate(f)	30	%(d)	62%	57%	46%	49%	74%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares International Select Dividend ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17		Year Ended 04/30/16

Net asset value, beginning of period	$24.14		$31.59	$34.11	$31.78	$29.85		$35.09

Net investment income(a)	0.59		1.83	1.71	1.43	1.42	(b)	1.51
Net realized and unrealized gain (loss)(c)	0.07		(7.10)	(2.48)	2.41	1.88		(5.18)

Net increase (decrease) from investment operations	0.66		(5.27)	(0.77)	3.84	3.30		(3.67)

Distributions(d)
From net investment income		(0.60)	(2.18)	(1.75)	(1.51)	(1.37)		(1.57)

Total distributions		(0.60)	(2.18)	(1.75)	(1.51)	(1.37)		(1.57)

Net asset value, end of period	$24.20		$24.14	$31.59	$34.11	$31.78		$29.85

Total Return
Based on net asset value	2.67	%(e)	(17.15)%	(2.13)%	12.35%	11.47	%(b)	(10.37)%

Ratios to Average Net Assets
Total expenses(f)	0.50	%(g)	0.49%	0.49%	0.49%	0.50%		0.50%

Total expenses after fees waived(f)	0.49	%(g)	0.49%	0.49%	0.49%	0.50%		0.50%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.49%	N/A	0.50%		N/A

Net investment income	4.62	%(g)	6.06%	5.39%	4.27%	4.75	%(b)	4.97%

Supplemental Data
Net assets, end of period (000)	$3,092,880		$3,421,123	$4,377,418	$4,922,792	$4,010,716		$2,737,391

Portfolio turnover rate(h)(i)	61	%(e)	12%	35%	24%	29%		27%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases:
•	Net investment income per share by $0.04.
•	Total return by 0.10%.
•	Ratio of net investment income to average net assets by 0.13%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	41

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Select Dividend ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$80.66		$101.13	$96.31	$91.51	$82.05	$78.32

Net investment income(a)	1.80		3.51	3.31	3.08	2.82	2.57
Net realized and unrealized gain (loss)(b)	2.20		(20.30)	4.80	4.76	9.41	3.78

Net increase (decrease) from investment operations	4.00		(16.79)	8.11	7.84	12.23	6.35

Distributions(c)
From net investment income		(1.75)	(3.68)	(3.29)	(3.04)	(2.77)	(2.62)

Total distributions		(1.75)	(3.68)	(3.29)	(3.04)	(2.77)	(2.62)

Net asset value, end of period	$82.91		$80.66	$101.13	$96.31	$91.51	$82.05

Total Return
Based on net asset value	5.02	%(d)	(16.96)%	8.63%	8.65%	15.12%	8.42%

Ratios to Average Net Assets
Total expenses	0.39	%(e)	0.39%	0.39%	0.39%	0.39%	0.39%

Net investment income	4.31	%(e)	3.60%	3.40%	3.24%	3.23%	3.36%

Supplemental Data
Net assets, end of period (000)	$12,336,668		$13,257,023	$17,585,695	$16,714,032	$17,200,059	$14,645,360

Portfolio turnover rate(f)	28	%(d)	6%	21%	28%	19%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares U.S. Dividend and Buyback ETF

	Six Months Ended				Period From
	10/31/20		Year Ended	Year Ended	11/07/17	(a)
	(unaudited)		04/30/20	04/30/19	to 04/30/18

Net asset value, beginning of period	$25.94		$27.96	$25.30	$24.99

Net investment income(b)	0.35		0.64	0.61	0.26
Net realized and unrealized gain (loss)(c)	1.88		(2.02)	2.67	0.28

Net increase (decrease) from investment operations	2.23		(1.38)	3.28	0.54

Distributions(d)
From net investment income		(0.33)	(0.64)	(0.58)		(0.23)
From net realized gain	—		—	(0.04)	—

Total distributions		(0.33)	(0.64)	(0.62)		(0.23)

Net asset value, end of period	$27.84		$25.94	$27.96	$25.30

Total Return
Based on net asset value	8.63	%(e)	(4.95)%	13.21%	2.16	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%	0.25	%(f)

Net investment income	2.45	%(f)	2.31%	2.34%	2.07	%(f)

Supplemental Data
Net assets, end of period (000)	$33,409		$24,645	$8,389	$7,591

Portfolio turnover rate(g)	19	%(e)	33%	31%	14	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Dividend Growth	Diversified
Core High Dividend	Non-diversified
International Select Dividend	Diversified
Select Dividend	Diversified
U.S. Dividend and Buyback	Non-Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2020, if any, are disclosed in the statement of assets and liabilities.

Taxes withheld that are reclaimable under applicable foreign tax treaties are reflected in tax reclaims receivable. Reclaim amounts for which collection is uncertain are recorded upon receipt. Tax reclaims recorded or received during the period along with applicable fees associated with the filings of tax claims that result in the recovery of foreign withholding taxes, if any, are included in the statement of operations.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

44	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements (unaudited) (continued)

exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
International Select Dividend
Morgan Stanley & Co. LLC	$6,309,323	$6,309,323		$—	$—

	6,309,323	6,309,323		$—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

46	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core Dividend Growth	0.08%
Core High Dividend	0.08
U.S. Dividend and Buyback	0.25

For its investment advisory services to the iShares International Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $12 billion	0.5000%
Over $12 billion, up to and including $18 billion	0.4750
Over $18 billion, up to and including $24 billion	0.4513
Over $24 billion, up to and including $30 billion	0.4287
Over $30 billion	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.4000%
Over $46 billion, up to and including $81 billion	0.3800
Over $81 billion, up to and including $111 billion	0.3610
Over $111 billion, up to and including $141 billion	0.3430
Over $141 billion	0.3259

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: For the six months ended October 31, 2020, BFA has voluntarily waived a portion of its investment advisory fees for the iShares International Select Dividend ETF in the amount of $122,337.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Core Dividend Growth ETF , iShares Core High Dividend ETF, iShares Select Dividend ETF and iShares U.S. Dividend and Buyback ETF (the “Group 1 Funds”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, the iShares International Select Dividend ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) the Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
International Select Dividend	$42,717

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core Dividend Growth	$446,987,863	$350,642,990	$(63,808,155)
Core High Dividend	413,048,224	623,143,642	(157,199,535)
International Select Dividend	45,436,826	18,555,478	(5,540,299)
Select Dividend	669,017,188	631,434,153	(93,046,804)
U.S. Dividend and Buyback	1,467,223	717,856	(6,785)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core Dividend Growth	$1,400,815,752	$1,375,223,704
Core High Dividend	1,653,786,396	1,646,034,040
International Select Dividend	2,000,244,079	2,022,871,263
Select Dividend	3,634,981,962	3,630,951,518
U.S. Dividend and Buyback	5,915,108	5,743,529

For the six months ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Dividend Growth	$2,280,880,089	$621,727,087
Core High Dividend	53,601,837	743,680,165
International Select Dividend	34,291,240	355,199,430
Select Dividend	108,830,186	1,375,302,305
U.S. Dividend and Buyback	13,637,291	6,369,432

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Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core Dividend Growth	$166,629,089
Core High Dividend	696,756,118
International Select Dividend	508,491,487
Select Dividend	1,148,517,692
U.S. Dividend and Buyback	143,479

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Dividend Growth	$10,987,860,411	$1,409,150,651	$(712,439,928)	$696,710,723
Core High Dividend	5,683,789,546	344,522,316	(951,469,833)	(606,947,517)
International Select Dividend	3,480,732,135	141,445,832	(547,678,939)	(406,233,107)
Select Dividend	13,120,876,916	1,304,059,896	(2,077,813,831)	(773,753,935)
U.S. Dividend and Buyback	32,747,573	3,209,387	(2,590,895)	618,492

9.	LINE OF CREDIT

The iShares International Select Dividend ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on July 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement.

During the six months ended October 31, 2020, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

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Notes to Financial Statements (unaudited) (continued)

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/20		Year Ended 04/30/20
iShares ETF	Shares	Amount	Shares	Amount
Core Dividend Growth
Shares sold	59,850,000	$2,295,505,924	124,600,000	$4,863,403,424
Shares redeemed	(16,900,000)	(631,688,272)	(53,300,000)	(2,039,035,478)

Net increase	42,950,000	1,663,817,652	71,300,000	2,824,367,946

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/20		Year Ended 04/30/20

iShares ETF	Shares	Amount	Shares	Amount

Core High Dividend
Shares sold	650,000	$53,972,138	32,500,000	$3,055,557,360
Shares redeemed	(9,150,000)	(750,787,883)	(33,950,000)	(3,100,958,055)

Net decrease	(8,500,000)	(696,815,745)	(1,450,000)	(45,400,695)

International Select Dividend
Shares sold	1,450,000	36,253,091	20,900,000	681,516,303
Shares redeemed	(15,350,000)	(379,246,749)	(17,750,000)	(429,125,602)

Net increase (decrease)	(13,900,000)	(342,993,658)	3,150,000	252,390,701

Select Dividend
Shares sold	1,300,000	109,388,965	16,550,000	1,640,928,759
Shares redeemed	(16,850,000)	(1,381,785,052)	(26,100,000)	(2,325,424,629)

Net decrease	(15,550,000)	(1,272,396,087)	(9,550,000)	(684,495,870)

U.S. Dividend and Buyback
Shares sold	500,000	13,890,359	650,000	16,603,236
Shares redeemed	(250,000)	(6,493,502)	—	—

Net increase	250,000	7,396,857	650,000	16,603,236

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Core Dividend Growth ETF, iShares U.S. Dividend and Buyback ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

52	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Core High Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract  (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares International Select Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with

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independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Select Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”),with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the

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extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through

58	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	59

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Core Dividend Growth(a)	$0.507374	$—	$0.001924	$0.509298	100%	—%	0	%(b)	100%
Core High Dividend(a)	1.695036	—	0.035226	1.730262	98	—	2		100
International Select Dividend(a)	0.553532	—	0.045166	0.598698	92	—	8		100
Select Dividend(a)	1.678856	—	0.067059	1.745915	96	—	4		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

60	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	61

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

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Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-406-1020

OCTOBER 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Morningstar Large-Cap ETF | JKD | NYSE Arca

•	iShares Morningstar Large-Cap Growth ETF | JKE | NYSE Arca

•	iShares Morningstar Large-Cap Value ETF | JKF | NYSE Arca

•	iShares Morningstar Mid-Cap ETF | JKG | NYSE Arca

•	iShares Morningstar Mid-Cap Growth ETF | JKH | NYSE Arca

•	iShares Morningstar Mid-Cap Value ETF | JKI | NASDAQ

•	iShares Morningstar Small-Cap ETF | JKJ | NYSE Arca

•	iShares Morningstar Small-Cap Growth ETF | JKK | NYSE Arca

•	iShares Morningstar Small-Cap Value ETF | JKL | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of October 31, 2020	iShares® Morningstar Large-Cap ETF

Investment Objective

The iShares Morningstar Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Morningstar® Large Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	15.79%	11.10%	11.49%	13.29%	11.10%	72.27%	248.26%
Fund Market	15.96	11.19	11.51	13.29	11.19	72.38	248.42
Index	15.92	11.33	11.72	13.53	11.33	74.00	255.79

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,157.90	$ 1.09		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	26.3%
Health Care	25.4
Consumer Discretionary	11.3
Financials	11.1
Industrials	7.2
Consumer Staples	7.0
Communication Services	4.5
Materials	2.9
Utilities	2.3
Real Estate	1.6
Energy	0.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	15.9%
Berkshire Hathaway Inc., Class B	3.9
UnitedHealth Group Inc.	2.9
Home Depot Inc. (The)	2.9
Walt Disney Co. (The)	2.2
Thermo Fisher Scientific Inc.	2.0
Merck & Co. Inc.	2.0
Abbott Laboratories	2.0
PepsiCo Inc.	1.9
Coca-Cola Co. (The)	1.9

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® Morningstar Large-Cap Growth ETF

Investment Objective

The iShares Morningstar Large-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Large Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	19.51%	31.51%	16.60%	16.17%	31.51%	115.56%	347.71%
Fund Market	19.61	31.58	16.62	16.17	31.58	115.73	347.77
Index	19.66	31.85	17.06	16.55	31.85	119.82	362.42

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,195.10	$ 1.38		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	37.7%
Communication Services	16.3
Consumer Discretionary	11.7
Health Care	9.8
Real Estate	8.5
Consumer Staples	4.1
Financials	4.0
Materials	4.0
Industrials	3.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Microsoft Corp.	7.0%
Amazon.com Inc.	6.2
Facebook Inc., Class A	4.0
NVIDIA Corp.	3.1
Tesla Inc.	3.0
Visa Inc., Class A	2.8
PayPal Holdings Inc.	2.7
Alphabet Inc., Class A	2.7
Netflix Inc.	2.6
Alphabet Inc., Class C	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020	iShares® Morningstar Large-Cap Value ETF

Investment Objective

The iShares Morningstar Large-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Large Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.51%	(11.63)%	6.01%	8.57%	(11.63)%	33.89%	127.61%
Fund Market	1.25	(11.97)	5.93	8.53	(11.97)	33.36	126.69
Index	1.61	(11.43)	6.28	8.85	(11.43)	35.58	133.43

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,015.10	$ 1.27		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	19.0%
Consumer Staples	16.7
Industrials	13.7
Health Care	12.9
Information Technology	10.5
Communication Services	10.3
Utilities	6.2
Energy	5.7
Consumer Discretionary	3.2
Materials	1.2
Real Estate	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Johnson & Johnson	6.0%
Procter & Gamble Co. (The)	5.7
JPMorgan Chase & Co.	5.0
Verizon Communications Inc.	3.9
Pfizer Inc.	3.3
Walmart Inc.	3.2
Comcast Corp., Class A	3.2
AT&T Inc.	3.2
Intel Corp.	3.1
Bank of America Corp.	3.0

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Fund Summary as of October 31, 2020	iShares® Morningstar Mid-Cap ETF

Investment Objective

The iShares Morningstar Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Morningstar® Mid Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	16.18%	0.24%	7.83%	11.45%	0.24%	45.77%	195.72%
Fund Market	15.74	(0.10)	7.75	11.41	(0.10)	45.26	194.72
Index	16.33	0.49	8.10	11.71	0.49	47.58	202.72

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,161.80	$ 1.36		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	18.3%
Real Estate	14.5
Consumer Discretionary	12.7
Information Technology	12.6
Financials	11.2
Health Care	8.7
Materials	8.2
Communication Services	4.5
Consumer Staples	4.4
Utilities	3.7
Energy	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Twitter Inc.	1.5%
TE Connectivity Ltd.	1.4
Trane Technologies PLC	1.4
PPG Industries Inc.	1.4
Ball Corp.	1.3
T Rowe Price Group Inc.	1.3
Rockwell Automation Inc.	1.2
American Water Works Co. Inc.	1.2
Motorola Solutions Inc.	1.2
Parker-Hannifin Corp.	1.2

F U N D S U M M A R Y	7

Fund Summary as of October 31, 2020	iShares® Morningstar Mid-Cap Growth ETF

Investment Objective

The iShares Morningstar Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Mid Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	27.02%	31.10%	15.79%	14.42%	31.10%	108.18%	284.62%
Fund Market	26.95	31.07	15.79	14.42	31.07	108.13	284.48
Index	27.32	31.57	16.09	14.70	31.57	110.89	294.09

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,270.20	$1.72		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	41.2%
Health Care	22.8
Industrials	13.2
Consumer Discretionary	9.5
Communication Services	5.2
Financials	3.5
Materials	1.9
Consumer Staples	1.1
Energy	1.0
Real Estate	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Zoom Video Communications Inc., Class A	3.2%
Square Inc., Class A	2.2
MercadoLibre Inc.	2.1
Twilio Inc., Class A	1.5
Lululemon Athletica Inc.	1.4
DocuSign Inc.	1.4
Workday Inc., Class A	1.4
Veeva Systems Inc., Class A	1.4
IDEXX Laboratories Inc.	1.4
Snap Inc., Class A	1.4

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Fund Summary as of October 31, 2020	iShares® Morningstar Mid-Cap Value ETF

Investment Objective

The iShares Morningstar Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Mid Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.05%	(14.42)%	4.50%	9.00%	(14.42)%	24.60%	136.70%
Fund Market	12.20	(14.33)	4.53	9.02	(14.33)	24.77	137.07
Index	12.18	(14.23)	4.77	9.30	(14.23)	26.25	143.27

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,120.50	$ 1.60		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	19.0%
Utilities	14.2
Industrials	14.0
Consumer Discretionary	8.6
Consumer Staples	7.6
Health Care	7.3
Materials	7.1
Information Technology	6.6
Energy	6.3
Real Estate	5.0
Communication Services	4.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Cummins Inc.	1.6%
Johnson Controls International PLC	1.6
Travelers Companies Inc. (The)	1.5
Ford Motor Co.	1.5
Eversource Energy	1.5
PACCAR Inc.	1.5
Public Service Enterprise Group Inc.	1.5
Zimmer Biomet Holdings Inc.	1.4
Carrier Global Corp.	1.4
American International Group Inc.	1.4

F U N D S U M M A R Y	9

Fund Summary as of October 31, 2020	iShares® Morningstar Small-Cap ETF

Investment Objective

The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® Small Core IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	13.04%	(9.85)%	5.25%	8.66%	(9.85)%	29.13%	129.50%
Fund Market	12.09	(10.13)	5.19	8.64	(10.13)	28.81	129.03
Index	13.08	(9.79)	5.41	8.82	(9.79)	30.11	132.76

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,130.40	$ 1.34		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	21.3%
Financials	16.8
Consumer Discretionary	14.3
Real Estate	13.4
Information Technology	12.6
Materials	7.0
Consumer Staples	4.8
Health Care	4.0
Utilities	2.9
Communication Services	2.4
Energy	0.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Nuance Communications Inc.	1.3%
Dunkin’ Brands Group Inc.	1.2
Sunrun Inc.	1.2
Williams-Sonoma Inc.	1.0
Cree Inc.	1.0
Darling Ingredients Inc.	1.0
Eaton Vance Corp.	1.0
CubeSmart	1.0
HD Supply Holdings Inc.	0.9
Mosaic Co. (The)	0.9

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Fund Summary as of October 31, 2020	iShares® Morningstar Small-Cap Growth ETF

Investment Objective

The iShares Morningstar Small-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Morningstar® Small Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	27.41%	22.60%	13.05%	13.08%	22.60%	84.66%	241.97%
Fund Market	27.44	22.68	13.08	13.10	22.68	84.88	242.46
Index	27.51	22.76	13.22	13.18	22.76	86.03	245.05

Certain sectors and markets performed exceptionally well based on market conditions during the six months period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,274.10	$ 1.72		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	28.0%
Health Care	25.7
Consumer Discretionary	15.5
Industrials	10.9
Communication Services	5.1
Financials	4.7
Real Estate	4.3
Consumer Staples	3.5
Materials	1.1
Other (each representing less than 1%)	1.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Match Group Inc.	3.4%
Datadog Inc., Class A	1.8
SolarEdge Technologies Inc.	1.4
Enphase Energy Inc.	1.4
MyoKardia Inc.	1.3
Carvana Co.	1.1
Quidel Corp.	1.1
Five9 Inc.	1.1
Mirati Therapeutics Inc.	1.1
Boston Beer Co. Inc. (The), Class A	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of October 31, 2020	iShares® Morningstar Small-Cap Value ETF

Investment Objective

The iShares Morningstar Small-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® Small Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	12.53%	(16.79)%	0.78%	6.38%	(16.79)%	3.98%	85.63%
Fund Market	12.26	(17.11)	0.73	6.36	(17.11)	3.70	85.18
Index	12.76	(16.50)	1.05	6.64	(16.50)	5.38	90.20

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,125.30	$ 1.61		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	25.4%
Consumer Discretionary	18.7
Industrials	13.3
Information Technology	8.4
Materials	7.2
Real Estate	6.3
Utilities	6.1
Energy	5.3
Health Care	4.9
Consumer Staples	3.4
Communication Services	1.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Quanta Services Inc.	1.3%
Penn National Gaming Inc.	1.1
L Brands Inc.	1.1
First Solar Inc.	1.1
Flex Ltd.	1.0
Owens Corning	1.0
Comerica Inc.	0.9
Steel Dynamics Inc.	0.9
Sealed Air Corp.	0.9
Tapestry Inc.	0.9

(a)	Excludes money market funds.

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About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments (unaudited) October 31, 2020	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
L3Harris Technologies Inc.	27,495	$4,429,720
Lockheed Martin Corp.	22,629	7,923,092
Northrop Grumman Corp.	17,365	5,032,724

		17,385,536

Air Freight & Logistics — 0.9%
FedEx Corp.	26,322	6,829,769

Beverages — 5.2%
Brown-Forman Corp., Class A	10,866	681,841
Brown-Forman Corp., Class B, NVS	35,398	2,467,595
Coca-Cola Co. (The)	307,345	14,771,001
Constellation Brands Inc., Class A	23,745	3,923,386
Keurig Dr Pepper Inc.	112,431	3,024,394
PepsiCo Inc.	110,894	14,781,061

		39,649,278

Biotechnology — 3.8%
AbbVie Inc.	145,477	12,380,093
Amgen Inc.	49,244	10,682,993
Regeneron Pharmaceuticals Inc.(a)	11,352	6,170,493

		29,233,579

Capital Markets — 4.2%
BlackRock Inc.(b)	13,902	8,330,217
Blackstone Group Inc. (The), Class A	90,664	4,571,279
Charles Schwab Corp. (The)	184,777	7,596,183
CME Group Inc.	38,546	5,809,653
Intercontinental Exchange Inc.	61,703	5,824,763

		32,132,095

Chemicals — 2.9%
Air Products & Chemicals Inc.	22,707	6,272,582
Linde PLC	44,896	9,892,385
Sherwin-Williams Co. (The)	8,833	6,076,927

		22,241,894

Commercial Services & Supplies — 0.7%
Waste Management Inc.	46,888	5,059,684

Consumer Finance — 0.8%
American Express Co.	66,677	6,083,609

Diversified Financial Services — 3.8%
Berkshire Hathaway Inc., Class B(a)	144,857	29,246,628

Electric Utilities — 1.6%
NextEra Energy Inc.	166,133	12,162,597

Electrical Equipment — 0.6%
Emerson Electric Co.	74,846	4,849,272

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	42,592	4,806,081

Entertainment — 3.7%
Activision Blizzard Inc.	82,120	6,218,948
Electronic Arts Inc.(a)	38,026	4,556,655
Walt Disney Co. (The)	140,007	16,975,849

		27,751,452

Equity Real Estate Investment Trusts (REITs) — 1.6%
Digital Realty Trust Inc.	34,201	4,935,204
Prologis Inc.	73,244	7,265,805

		12,201,009

Security	Shares	Value

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	36,765	$13,147,899

Health Care Equipment & Supplies — 8.2%
Abbott Laboratories	142,115	14,937,708
Baxter International Inc.	62,380	4,838,817
Becton Dickinson and Co.	29,498	6,817,873
Boston Scientific Corp.(a)	154,644	5,299,650
Danaher Corp.	54,125	12,423,852
Medtronic PLC	113,265	11,391,061
Stryker Corp.	33,648	6,797,232

		62,506,193

Health Care Providers & Services — 6.1%
Anthem Inc.	26,050	7,106,440
Centene Corp.(a)	80,606	4,763,814
Cigna Corp.	38,608	6,446,378
Humana Inc.	14,906	5,951,668
UnitedHealth Group Inc.	72,055	21,986,863

		46,255,163

Hotels, Restaurants & Leisure — 3.5%
McDonald’s Corp.	61,069	13,007,697
Starbucks Corp.	106,513	9,262,370
Yum! Brands Inc.	45,717	4,266,768

		26,536,835

Industrial Conglomerates — 1.3%
Honeywell International Inc.	61,530	10,149,374

Insurance — 2.2%
Aon PLC, Class A	27,235	5,011,512
Marsh & McLennan Companies Inc.	54,403	5,628,534
Progressive Corp. (The)	64,146	5,895,018

		16,535,064

Internet & Direct Marketing Retail — 0.9%
Booking Holdings Inc.(a)	4,078	6,616,555

IT Services — 4.6%
Accenture PLC, Class A	53,005	11,497,315
Cognizant Technology Solutions Corp., Class A	70,962	5,068,106
Fidelity National Information Services Inc.	58,081	7,236,312
Fiserv Inc.(a)	62,654	5,981,577
Global Payments Inc.	34,265	5,404,961

		35,188,271

Life Sciences Tools & Services — 2.6%
IQVIA Holdings Inc.(a)	27,589	4,248,430
Thermo Fisher Scientific Inc.	32,186	15,227,840

		19,476,270

Multi-Utilities — 0.7%
Sempra Energy	39,406	4,939,936

Multiline Retail — 0.8%
Dollar General Corp.	28,474	5,942,809

Oil, Gas & Consumable Fuels — 0.4%
EOG Resources Inc.	99,221	3,397,327

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	192,136	11,230,349
Eli Lilly & Co.	69,509	9,068,144
Merck & Co. Inc.	198,801	14,951,824

		35,250,317

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 1.4%
Union Pacific Corp.	57,866	$10,253,277

Semiconductors & Semiconductor Equipment — 3.8%
Analog Devices Inc.	45,478	5,390,508
Applied Materials Inc.	104,171	6,170,048
Lam Research Corp.	17,802	6,089,708
Texas Instruments Inc.	79,114	11,439,093

		29,089,357

Software — 1.3%
Oracle Corp.	171,827	9,641,213

Specialty Retail — 6.2%
Home Depot Inc. (The)	81,294	21,681,923
Lowe’s Companies Inc.	65,575	10,367,408
O’Reilly Automotive Inc.(a)	9,934	4,337,184
Ross Stores Inc.	49,989	4,257,563
TJX Companies Inc. (The)	124,173	6,307,988

		46,952,066

Technology Hardware, Storage & Peripherals — 15.9%
Apple Inc.	1,108,850	120,709,411

Wireless Telecommunication Services — 0.9%
T-Mobile U.S. Inc.(a)	60,252	6,601,812

Total Common Stocks — 99.8% (Cost: $602,309,082)		758,821,632

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	773,000	$773,000

Total Short-Term Investments — 0.1% (Cost: $773,000)		773,000

Total Investments in Securities — 99.9% (Cost: $603,082,082)		759,594,632

Other Assets, Less Liabilities — 0.1%		550,099

Net Assets — 100.0%		$760,144,731

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$3,078,621	$—	$(3,077,446	)(b)	$923	$(2,098)	$—	—	$4,835	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,933,000	—	(1,160,000	)(b)	—	—	773,000	773,000	937		—
BlackRock Inc.	7,133,988	2,263,328	(2,649,817)		450,542	1,132,176	8,330,217	13,902	117,844		—

					$451,465	$1,130,078	$9,103,217		$123,616		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	7	12/18/20	$1,143	$(28,333)

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Large-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$28,333

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$450,900

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(316,939)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,958,693

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$758,821,632	$—	$—	$758,821,632
Money Market Funds	773,000	—	—	773,000

	$759,594,632	$—	$—	$759,594,632

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(28,333)	$—	$—	$(28,333)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® Morningstar Large-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 3.0%
Tesla Inc.(a)	132,548	$51,433,926

Beverages — 2.0%
Monster Beverage Corp.(a)	435,632	33,356,342

Biotechnology — 1.8%
Vertex Pharmaceuticals Inc.(a)	145,534	30,323,464

Capital Markets — 4.1%
Moody’s Corp.	127,481	33,514,755
S&P Global Inc.	110,270	35,587,437

		69,102,192

Chemicals — 1.9%
Ecolab Inc.	179,748	32,999,935

Entertainment — 2.6%
Netflix Inc.(a)	94,859	45,128,221

Equity Real Estate Investment Trusts (REITs) — 8.4%
American Tower Corp.	160,121	36,771,787
Crown Castle International Corp.	236,494	36,940,363
Equinix Inc.	50,088	36,626,349
SBA Communications Corp.	117,097	34,001,456

		144,339,955

Health Care Equipment & Supplies — 4.0%
Edwards Lifesciences Corp.(a)	447,637	32,091,097
Intuitive Surgical Inc.(a)	54,625	36,439,245

		68,530,342

Industrial Conglomerates — 2.0%
Roper Technologies Inc.	90,340	33,546,856

Interactive Media & Services — 9.3%
Alphabet Inc., Class A(a)	28,178	45,538,748
Alphabet Inc., Class C, NVS(a)	27,533	44,631,268
Facebook Inc., Class A(a)	262,085	68,957,184

		159,127,200

Internet & Direct Marketing Retail — 6.2%
Amazon.com Inc.(a)	34,827	105,739,996

IT Services — 10.6%
Automatic Data Processing Inc.	277,285	43,799,939
Mastercard Inc., Class A	151,995	43,871,837
PayPal Holdings Inc.(a)	249,516	46,442,413
Visa Inc., Class A	263,081	47,804,448

		181,918,637

Life Sciences Tools & Services — 1.8%
Illumina Inc.(a)	104,653	30,631,933

Media — 4.4%
Charter Communications Inc., Class A(a)	64,525	38,961,486
Sirius XM Holdings Inc.(b)	6,230,076	35,698,335

		74,659,821

Security	Shares	Value

Metals & Mining — 2.0%
Newmont Corp.	554,806	$34,864,009

Personal Products — 2.2%
Estee Lauder Companies Inc. (The), Class A	169,779	37,293,655

Pharmaceuticals — 2.2%
Zoetis Inc.	239,543	37,979,543

Road & Rail — 1.9%
Uber Technologies Inc.(a)	990,239	33,083,885

Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices Inc.(a)	508,172	38,260,270
NVIDIA Corp.	104,124	52,203,609
QUALCOMM Inc.	361,092	44,544,309

		135,008,188

Software — 19.1%
Adobe Inc.(a)	98,623	44,094,343
Autodesk Inc.(a)	160,690	37,848,923
Intuit Inc.	121,874	38,351,310
Microsoft Corp.	591,957	119,853,534
salesforce.com Inc.(a)	190,093	44,152,901
ServiceNow Inc.(a)	86,482	43,030,849

		327,331,860

Textiles, Apparel & Luxury Goods — 2.5%
Nike Inc., Class B	356,118	42,762,649

Total Common Stocks — 99.9% (Cost: $1,247,867,237)		1,709,162,609

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	3,356,871	3,359,221
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	1,827,000	1,827,000

		5,186,221

Total Short-Term Investments — 0.3% (Cost: $5,181,903)		5,186,221

Total Investments in Securities — 100.2% (Cost: $1,253,049,140)		1,714,348,830

Other Assets, Less Liabilities — (0.2)%		(3,533,086)

Net Assets — 100.0%		$1,710,815,744

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Large-Cap Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$33,714,086	$—	$(30,348,057	)(a)	$16,805	$(23,613)	$3,359,221	3,356,871	$80,681	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,337,000	—	(510,000	)(a)	—	—	1,827,000	1,827,000	1,350		—

					$16,805	$(23,613)	$5,186,221		$82,031		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	4	12/18/20	$653	$5,018
S&P Select Sector Consumer Discretionary E-Mini Index	2	12/18/20	288	(1,824)
S&P Select Sector Technology E-Mini Index	5	12/18/20	558	(5,782)

				(2,588)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$5,018

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	7,606

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$633,310

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(377,462)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

18	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Large-Cap Growth ETF

Futures contracts:
Average notional value of contracts — long	$1,680,573

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,709,162,609	$—	$—	$1,709,162,609
Money Market Funds	5,186,221	—	—	5,186,221

	$1,714,348,830	$—	$—	$1,714,348,830

Derivative financial instruments(a)
Assets
Futures Contracts	$5,018	$—	$—	$5,018
Liabilities
Futures Contracts	(7,606)	—	—	(7,606)

	$(2,588)	$—	$—	$(2,588)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) October 31, 2020	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Boeing Co. (The)	38,705	$5,588,615
General Dynamics Corp.	16,934	2,223,942
Raytheon Technologies Corp.	111,436	6,053,204

		13,865,761

Air Freight & Logistics — 1.8%
United Parcel Service Inc., Class B	51,571	8,102,320

Automobiles — 0.7%
General Motors Co.	91,790	3,169,509

Banks — 13.4%
Bank of America Corp.	556,084	13,179,190
Citigroup Inc.	151,862	6,290,124
JPMorgan Chase & Co.	222,276	21,791,939
PNC Financial Services Group Inc. (The)	30,943	3,461,903
Truist Financial Corp.	98,232	4,137,532
U.S. Bancorp	99,921	3,891,923
Wells Fargo & Co.	300,531	6,446,390

		59,199,001

Biotechnology — 1.9%
Biogen Inc.(a)	11,540	2,908,888
Gilead Sciences Inc.	91,463	5,318,573

		8,227,461

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	59,495	2,044,248
Goldman Sachs Group Inc. (The)	25,104	4,745,660
Morgan Stanley	104,174	5,015,978

		11,805,886

Chemicals — 1.2%
Dow Inc.	54,010	2,456,915
DuPont de Nemours Inc.	53,490	3,042,511

		5,499,426

Communications Equipment — 2.5%
Cisco Systems Inc.	308,764	11,084,628

Consumer Finance — 0.5%
Capital One Financial Corp.	33,277	2,431,883

Diversified Telecommunication Services — 7.1%
AT&T Inc.	519,660	14,041,213
Verizon Communications Inc.	301,808	17,200,038

		31,241,251

Electric Utilities — 4.1%
American Electric Power Co. Inc.	36,166	3,252,408
Duke Energy Corp.	53,657	4,942,346
Exelon Corp.	71,018	2,832,908
Southern Co. (The)	77,060	4,427,097
Xcel Energy Inc.	38,287	2,681,239

		18,135,998

Electrical Equipment — 0.7%
Eaton Corp. PLC	29,165	3,027,035

Equity Real Estate Investment Trusts (REITs) — 0.6%
Public Storage	11,083	2,538,783

Food & Staples Retailing — 4.0%
Sysco Corp.	37,053	2,049,401
Walgreens Boots Alliance Inc.	52,506	1,787,304

Security	Shares	Value

Food & Staples Retailing (continued)
Walmart Inc.	101,273	$14,051,629

		17,888,334

Food Products — 2.2%
General Mills Inc.	44,526	2,632,377
Kraft Heinz Co. (The)	47,304	1,447,029
Mondelez International Inc., Class A	104,198	5,534,998

		9,614,404

Health Care Providers & Services — 1.7%
CVS Health Corp.	95,474	5,355,137
HCA Healthcare Inc.	19,213	2,381,259

		7,736,396

Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.	23,978	1,152,383
Marriott International Inc./MD, Class A	19,415	1,803,265

		2,955,648

Household Products — 7.5%
Colgate-Palmolive Co.	62,557	4,935,122
Kimberly-Clark Corp.	24,860	3,296,187
Procter & Gamble Co. (The)	181,580	24,894,618

		33,125,927

Industrial Conglomerates — 2.6%
3M Co.	42,016	6,720,879
General Electric Co.	638,690	4,739,080

		11,459,959

Insurance — 2.3%
Aflac Inc.	48,402	1,643,248
Allstate Corp. (The)	22,802	2,023,678
Chubb Ltd.	32,902	4,274,299
MetLife Inc.	56,324	2,131,863

		10,073,088

Internet & Direct Marketing Retail — 0.5%
eBay Inc.	48,451	2,307,721

IT Services — 1.6%
International Business Machines Corp.	64,958	7,253,210

Machinery — 3.5%
Caterpillar Inc.	39,501	6,203,632
Deere & Co.	22,863	5,164,980
Illinois Tool Works Inc.	20,972	4,107,996

		15,476,608

Media — 3.2%
Comcast Corp., Class A	332,484	14,044,124

Multi-Utilities — 2.1%
Consolidated Edison Inc.	24,419	1,916,647
Dominion Energy Inc.	61,295	4,924,440
WEC Energy Group Inc.	23,025	2,315,164

		9,156,251

Multiline Retail — 1.3%
Target Corp.	36,521	5,559,227

Oil, Gas & Consumable Fuels — 5.7%
Chevron Corp.	140,403	9,758,008
ConocoPhillips	78,167	2,237,140
Exxon Mobil Corp.	308,385	10,059,519
Kinder Morgan Inc./DE	142,114	1,691,157
Phillips 66	31,881	1,487,567

		25,233,391

20	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Large-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 9.2%
Johnson & Johnson	192,024	$26,328,411
Pfizer Inc.	405,290	14,379,689

		40,708,100

Road & Rail — 1.9%
CSX Corp.	55,825	4,406,825
Norfolk Southern Corp.	18,596	3,888,796

		8,295,621

Semiconductors & Semiconductor Equipment — 6.4%
Broadcom Inc.	29,333	10,255,697
Intel Corp.	310,191	13,735,257
Micron Technology Inc.(a)	80,984	4,076,735

		28,067,689

Tobacco — 2.9%
Altria Group Inc.	135,587	4,891,979
Philip Morris International Inc.	113,580	8,066,452

		12,958,431

Total Common Stocks — 99.6% (Cost: $443,795,116)		440,243,071

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	420,000	$420,000

Total Short-Term Investments — 0.1% (Cost: $420,000)		420,000

Total Investments in Securities — 99.7% (Cost: $444,215,116)		440,663,071

Other Assets, Less Liabilities — 0.3%		1,257,045

Net Assets — 100.0%		$441,920,116

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$0	(b)	$—	$—	$—	—	$88	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,210,000	—	(790,000	)(b)	—	—	420,000	420,000	571		—

					$—	$—	$420,000		$659		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	2	12/18/20	$327	$(9,098)
S&P Select Sector Consumer Staples E-Mini Index	8	12/18/20	499	(16,038)
S&P Select Sector Financial E-Mini Index	11	12/18/20	805	(27,487)

				(52,623)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Large-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$52,623

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$409,359

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(81,580)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,194,314

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$440,243,071	$—	$—	$440,243,071
Money Market Funds	420,000	—	—	420,000

	$440,663,071	$—	$—	$440,663,071

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(52,623)	$—	$—	$(52,623)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Huntington Ingalls Industries Inc.	11,775	$1,736,577

Air Freight & Logistics — 1.6%
CH Robinson Worldwide Inc.	39,200	3,466,456
Expeditors International of Washington Inc.	48,747	4,307,772
XPO Logistics Inc.(a)(b)	26,553	2,389,770

		10,163,998

Auto Components — 1.5%
Aptiv PLC	78,510	7,575,430
Gentex Corp.	71,461	1,977,326

		9,552,756

Banks — 2.1%
Commerce Bancshares Inc.	29,185	1,816,766
First Republic Bank/CA	50,043	6,312,424
Signature Bank/New York NY	15,515	1,252,681
SVB Financial Group(a)	15,050	4,375,035

		13,756,906

Biotechnology — 2.0%
Alexion Pharmaceuticals Inc.(a)	63,725	7,337,297
Moderna Inc.(a)	87,192	5,882,844

		13,220,141

Building Products — 3.2%
A O Smith Corp.	39,360	2,034,518
Allegion PLC	26,817	2,641,474
Lennox International Inc.	10,121	2,749,471
Masco Corp.	76,041	4,075,798
Trane Technologies PLC	69,592	9,238,338

		20,739,599

Capital Markets — 5.2%
Ameriprise Financial Inc.	34,968	5,623,903
Apollo Global Management Inc.	60,651	2,235,596
KKR & Co. Inc.	162,571	5,551,800
Nasdaq Inc.	33,431	4,044,817
Northern Trust Corp.	60,503	4,735,570
Raymond James Financial Inc.	35,493	2,713,085
T Rowe Price Group Inc.	65,996	8,359,053

		33,263,824

Chemicals — 4.3%
CF Industries Holdings Inc.	62,186	1,716,955
Corteva Inc.	217,647	7,177,998
FMC Corp.	37,671	3,870,319
International Flavors & Fragrances Inc.(b)	31,091	3,191,802
PPG Industries Inc.	68,611	8,900,219
RPM International Inc.	37,789	3,199,595

		28,056,888

Commercial Services & Supplies — 0.8%
Republic Services Inc.	61,117	5,388,686

Communications Equipment — 1.6%
F5 Networks Inc.(a)	17,786	2,364,471
Motorola Solutions Inc.	49,366	7,802,790

		10,167,261

Construction & Engineering — 0.6%
Jacobs Engineering Group Inc.	37,858	3,596,510

Containers & Packaging — 2.4%
AptarGroup Inc.	18,746	2,138,731

Security	Shares	Value

Containers & Packaging (continued)
Avery Dennison Corp.	24,267	$3,358,310
Ball Corp.	94,950	8,450,550
Berry Global Group Inc.(a)	38,554	1,797,773

		15,745,364

Distributors — 0.4%
LKQ Corp.(a)	81,396	2,603,858

Diversified Consumer Services — 0.4%
Service Corp. International	51,236	2,372,739

Diversified Financial Services — 0.3%
Voya Financial Inc.	36,689	1,758,504

Diversified Telecommunication Services — 0.4%
GCI Liberty Inc., Class A(a)	29,460	2,393,036

Electric Utilities — 0.3%
NRG Energy Inc.	70,983	2,244,482

Electrical Equipment — 2.2%
Generac Holdings Inc.(a)	18,256	3,836,499
Hubbell Inc.	15,767	2,294,256
Rockwell Automation Inc.	33,718	7,995,212

		14,125,967

Electronic Equipment, Instruments & Components — 2.2%
FLIR Systems Inc.	37,982	1,317,595
TE Connectivity Ltd.	95,959	9,296,508
Trimble Inc.(a)	72,751	3,501,506

		14,115,609

Energy Equipment & Services — 0.4%
Baker Hughes Co.	190,827	2,818,515

Equity Real Estate Investment Trusts (REITs) — 13.7%
Alexandria Real Estate Equities Inc.	34,101	5,166,983
Americold Realty Trust	59,204	2,144,961
Apartment Investment & Management Co., Class A	43,328	1,382,163
AvalonBay Communities Inc.	40,921	5,693,339
Boston Properties Inc.	41,178	2,981,699
Camden Property Trust	28,318	2,612,052
Douglas Emmett Inc.	47,752	1,126,947
Duke Realty Corp.	107,741	4,093,081
Equity LifeStyle Properties Inc.	49,254	2,915,344
Equity Residential	99,563	4,677,470
Essex Property Trust Inc.	18,960	3,879,026
Extra Space Storage Inc.	37,527	4,351,256
Federal Realty Investment Trust	20,013	1,376,494
Gaming and Leisure Properties Inc.	60,299	2,191,869
Healthpeak Properties Inc.	156,517	4,221,263
Invitation Homes Inc.	162,975	4,442,698
Kilroy Realty Corp.	30,500	1,435,940
Mid-America Apartment Communities Inc.	33,252	3,878,181
Realty Income Corp.	100,320	5,804,515
Regency Centers Corp.	45,879	1,632,834
Sun Communities Inc.	28,573	3,932,502
UDR Inc.	85,791	2,680,111
VEREIT Inc.	313,413	1,943,161
VICI Properties Inc.	155,165	3,561,037
Vornado Realty Trust	45,573	1,400,458
Weyerhaeuser Co.	216,978	5,921,330
WP Carey Inc.	50,564	3,165,812

		88,612,526

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food & Staples Retailing — 0.3%
Casey’s General Stores Inc.	10,731	$1,808,925

Food Products — 3.0%
Hershey Co. (The)	42,859	5,891,398
Hormel Foods Corp.	81,584	3,972,325
Lamb Weston Holdings Inc.	42,250	2,680,762
McCormick & Co. Inc./MD, NVS	36,037	6,505,039

		19,049,524

Gas Utilities — 0.5%
Atmos Energy Corp.	35,866	3,287,836

Health Care Equipment & Supplies — 2.3%
DENTSPLY SIRONA Inc.	63,528	2,997,886
Hill-Rom Holdings Inc.	19,366	1,763,662
Hologic Inc.(a)	75,300	5,182,146
Varian Medical Systems Inc.(a)	26,496	4,578,509

		14,522,203

Health Care Providers & Services — 1.5%
DaVita Inc.(a)	21,877	1,886,891
Encompass Health Corp.	28,914	1,772,718
Molina Healthcare Inc.(a)	17,328	3,231,152
Universal Health Services Inc., Class B	22,591	2,474,844

		9,365,605

Hotels, Restaurants & Leisure — 2.3%
Darden Restaurants Inc.	37,821	3,476,506
Hilton Worldwide Holdings Inc.	80,628	7,079,945
MGM Resorts International	119,040	2,448,653
Wynn Resorts Ltd.	28,221	2,044,047

		15,049,151

Household Durables — 3.2%
DR Horton Inc.	96,230	6,429,126
Garmin Ltd.	43,370	4,511,348
Lennar Corp., Class A	79,845	5,607,514
Lennar Corp., Class B	4,465	254,014
NVR Inc.(a)	1,012	4,000,527

		20,802,529

Household Products — 1.2%
Clorox Co. (The)	36,697	7,605,453

Independent Power and Renewable Electricity Producers — 0.4%
Vistra Corp.	142,113	2,468,503

Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	15,869	1,965,693

Insurance — 3.6%
Arch Capital Group Ltd.(a)	118,037	3,565,898
Arthur J Gallagher & Co.	55,679	5,774,469
Loews Corp.	69,308	2,403,601
RenaissanceRe Holdings Ltd.	14,891	2,408,173
Willis Towers Watson PLC	37,466	6,836,796
WR Berkley Corp.	40,886	2,458,066

		23,447,003

Interactive Media & Services — 2.2%
Twitter Inc.(a)	229,969	9,511,518
Zillow Group Inc., Class A(a)	10,468	935,106
Zillow Group Inc., Class C, NVS(a)(b)	41,601	3,686,681

		14,133,305

Internet & Direct Marketing Retail — 0.8%
Wayfair Inc., Class A(a)(b)	19,897	4,935,053

Security	Shares	Value

IT Services — 2.4%
CACI International Inc., Class A(a)	7,303	$1,522,895
Genpact Ltd.	51,584	1,772,942
Leidos Holdings Inc.	38,862	3,225,546
Paychex Inc.	93,151	7,661,670
WEX Inc.(a)(b)	12,821	1,622,497

		15,805,550

Leisure Products — 0.5%
Hasbro Inc.	37,051	3,064,859

Life Sciences Tools & Services — 2.5%
Mettler-Toledo International Inc.(a)(b)	6,970	6,955,433
PerkinElmer Inc.	32,510	4,211,670
PPD Inc.(a)	31,302	1,029,210
Waters Corp.(a)	18,005	4,011,874

		16,208,187

Machinery — 5.3%
Donaldson Co. Inc.	36,672	1,741,920
Dover Corp.	41,859	4,634,210
Fortive Corp.	98,004	6,037,046
Ingersoll Rand Inc.(a)	107,922	3,770,795
Otis Worldwide Corp.	118,363	7,253,284
Parker-Hannifin Corp.	37,380	7,788,497
Westinghouse Air Brake Technologies Corp.	52,010	3,084,193

		34,309,945

Media — 1.9%
Altice USA Inc., Class A(a)	96,128	2,590,649
Liberty Broadband Corp., Class A(a)	6,782	953,210
Liberty Broadband Corp., Class C, NVS(a)	44,480	6,303,261
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	24,181	835,937
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	50,651	1,752,525

		12,435,582

Metals & Mining — 1.3%
Freeport-McMoRan Inc.	422,234	7,321,537
Southern Copper Corp.	24,632	1,289,239

		8,610,776

Multi-Utilities — 0.8%
CMS Energy Corp.	83,236	5,271,336

Oil, Gas & Consumable Fuels — 0.8%
Diamondback Energy Inc.	45,716	1,186,788
Pioneer Natural Resources Co.	47,763	3,800,024

		4,986,812

Pharmaceuticals — 0.5%
Elanco Animal Health Inc.(a)	95,104	2,949,175

Professional Services — 0.7%
Equifax Inc.	35,314	4,823,892

Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)	97,482	4,913,093

Road & Rail — 1.7%
JB Hunt Transport Services Inc.	24,234	2,950,247
Kansas City Southern	27,432	4,831,873
Knight-Swift Transportation Holdings Inc.	36,653	1,392,447
Lyft Inc., Class A(a)(b)	70,567	1,611,045

		10,785,612

Semiconductors & Semiconductor Equipment — 5.1%
Marvell Technology Group Ltd.	193,437	7,255,822
Maxim Integrated Products Inc.	77,624	5,406,512

24	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Microchip Technology Inc.	73,401	$7,712,977
MKS Instruments Inc.	16,029	1,737,383
Qorvo Inc.(a)	33,214	4,230,135
Skyworks Solutions Inc.	48,566	6,861,890

		33,204,719

Software — 1.2%
Citrix Systems Inc.	35,917	4,068,318
NortonLifeLock Inc.	171,835	3,534,646
SolarWinds Corp.(a)	20,749	423,902

		8,026,866

Specialty Retail — 3.6%
Advance Auto Parts Inc.	20,102	2,960,623
AutoZone Inc.(a)	6,792	7,668,032
CarMax Inc.(a)	47,415	4,098,553
Tiffany & Co.	31,406	4,109,161
Tractor Supply Co.	33,792	4,501,432

		23,337,801

Trading Companies & Distributors — 1.6%
United Rentals Inc.(a)	20,957	3,736,423
Watsco Inc.	9,543	2,138,968
WW Grainger Inc.	13,084	4,579,662

		10,455,053

Water Utilities — 1.6%
American Water Works Co. Inc.	52,685	7,929,619
Essential Utilities Inc.	64,864	2,672,397

		10,602,016

Total Common Stocks — 99.8% (Cost: $552,542,090)		644,665,803

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	6,639,928	$6,644,576
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	822,000	822,000

		7,466,576

Total Short-Term Investments — 1.2% (Cost: $7,465,914)		7,466,576

Total Investments in Securities — 101.0% (Cost: $560,008,004)		652,132,379

Other Assets, Less Liabilities — (1.0)%		(6,463,185)

Net Assets — 100.0%		$645,669,194

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$14,992,505	$—	$(8,345,151	)(a)	$20,361	$(23,139)	$6,644,576	6,639,928	$32,235	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	822,000	—	0	(a)	—	—	822,000	822,000	730		—

					$20,361	$(23,139)	$7,466,576		$32,965		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Mid-Cap ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	2	12/18/20	$326	$(7,982)
S&P MidCap 400 E-Mini Index	3	12/18/20	569	(30,922)

				$(38,904)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$38,904

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$292,758

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(129,732)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,141,620

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$644,665,803	$—	$—	$644,665,803
Money Market Funds	7,466,576	—	—	7,466,576

	$652,132,379	$—	$—	$652,132,379

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(38,904)	$—	$—	$(38,904)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
HEICO Corp.	18,462	$1,939,433
HEICO Corp., Class A(a)	31,975	2,989,663
Teledyne Technologies Inc.(b)	16,103	4,978,242
TransDigm Group Inc.	23,679	11,304,591

		21,211,929

Biotechnology — 4.6%
ACADIA Pharmaceuticals Inc.(b)	50,283	2,335,645
Alnylam Pharmaceuticals Inc.(b)	50,660	6,229,660
BioMarin Pharmaceutical Inc.(b)	79,221	5,896,419
Exact Sciences Corp.(a)(b)	65,599	8,123,124
Exelixis Inc.(b)	134,840	2,761,523
Incyte Corp.(b)	81,206	7,035,688
Ionis Pharmaceuticals Inc.(b)	60,886	2,858,598
Neurocrine Biosciences Inc.(b)	40,738	4,019,619
Sarepta Therapeutics Inc.(b)	34,294	4,660,898
Seagen Inc.(b)	53,369	8,901,949

		52,823,123

Capital Markets — 2.7%
FactSet Research Systems Inc.	16,597	5,086,980
MarketAxess Holdings Inc.	16,588	8,938,444
Morningstar Inc.	9,366	1,783,099
MSCI Inc.	36,536	12,781,754
SEI Investments Co.	53,217	2,615,616

		31,205,893

Chemicals — 0.2%
Scotts Miracle-Gro Co. (The)	17,816	2,673,291

Commercial Services & Supplies — 2.2%
Cintas Corp.	37,979	11,946,294
Copart Inc.(b)	90,253	9,960,321
Rollins Inc.	64,427	3,727,102

		25,633,717

Communications Equipment — 1.0%
Arista Networks Inc.(b)	23,912	4,995,217
Ciena Corp.(a)(b)	67,243	2,648,702
Lumentum Holdings Inc.(b)	32,902	2,720,666
Ubiquiti Inc.	3,359	623,464

		10,988,049

Construction Materials — 1.4%
Martin Marietta Materials Inc.	27,202	7,245,253
Vulcan Materials Co.	57,859	8,380,297

		15,625,550

Consumer Finance — 0.1%
Credit Acceptance Corp.(a)(b)	5,315	1,584,508

Distributors — 0.5%
Pool Corp.	17,507	6,124,474

Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions Inc.(b)	26,389	4,170,781

Electrical Equipment — 0.9%
AMETEK Inc.	100,312	9,850,638

Electronic Equipment, Instruments & Components — 2.7%
CDW Corp./DE	62,324	7,640,922
Cognex Corp.	75,594	4,981,645
IPG Photonics Corp.(a)(b)	15,614	2,903,579
Keysight Technologies Inc.(b)	81,750	8,573,123

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(b)	23,301	$6,609,096

		30,708,365

Entertainment — 2.1%
Live Nation Entertainment Inc.(a)(b)	62,041	3,027,601
Roku Inc.(b)	46,257	9,362,417
Take-Two Interactive Software Inc.(b)	49,948	7,737,944
Zynga Inc., Class A(b)	436,909	3,927,812

		24,055,774

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Homes 4 Rent, Class A	116,340	3,288,932
CyrusOne Inc.	51,055	3,627,458

		6,916,390

Food Products — 0.3%
Beyond Meat Inc.(b)	21,543	3,068,369

Health Care Equipment & Supplies — 9.6%
ABIOMED Inc.(b)	19,678	4,957,438
Align Technology Inc.(a)(b)	31,320	13,344,826
Cooper Companies Inc. (The)	21,463	6,847,770
DexCom Inc.(a)(b)	41,824	13,366,114
Haemonetics Corp.(b)	22,147	2,238,840
IDEXX Laboratories Inc.(b)	37,155	15,784,187
Insulet Corp.(b)	28,679	6,373,908
Masimo Corp.(b)	22,083	4,942,617
Novocure Ltd.(a)(b)	36,651	4,475,087
Penumbra Inc.(b)	14,647	3,823,306
ResMed Inc.	63,299	12,149,610
STERIS PLC	37,155	6,583,494
Teleflex Inc.	20,320	6,466,434
West Pharmaceutical Services Inc.	32,257	8,776,162

		110,129,793

Health Care Providers & Services — 0.6%
Chemed Corp.	6,946	3,322,410
Guardant Health Inc.(b)	36,883	3,933,941

		7,256,351

Health Care Technology — 3.1%
Cerner Corp.	133,403	9,350,216
Teladoc Health Inc.(a)(b)	52,065	10,228,690
Veeva Systems Inc., Class A(b)	58,968	15,924,309

		35,503,215

Hotels, Restaurants & Leisure — 2.2%
Chipotle Mexican Grill Inc.(b)	12,218	14,679,683
Domino’s Pizza Inc.	17,188	6,502,564
Vail Resorts Inc.	17,527	4,066,965

		25,249,212

Household Products — 0.8%
Church & Dwight Co. Inc.	108,036	9,549,302

Insurance — 0.6%
Brown & Brown Inc.	102,542	4,461,602
Erie Indemnity Co., Class A, NVS	10,908	2,540,146

		7,001,748

Interactive Media & Services — 2.8%
IAC/InterActiveCorp.(b)	34,741	4,193,934
Pinterest Inc., Class A(b)	202,115	11,914,679
Snap Inc., Class A, NVS(b)	391,496	15,421,027

		31,529,640

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 3.2%
Etsy Inc.(b)	52,127	$6,338,122
Expedia Group Inc.	59,281	5,581,306
MercadoLibre Inc.(b)	19,978	24,254,291

		36,173,719

IT Services — 10.6%
Akamai Technologies Inc.(b)	71,076	6,760,749
Black Knight Inc.(b)	68,597	6,033,106
Booz Allen Hamilton Holding Corp.	60,197	4,725,465
Broadridge Financial Solutions Inc.	50,307	6,922,243
EPAM Systems Inc.(b)	24,399	7,538,071
FleetCor Technologies Inc.(b)	36,717	8,111,152
Gartner Inc.(b)	38,981	4,681,618
GoDaddy Inc., Class A(b)	72,875	5,155,178
Jack Henry & Associates Inc.	33,480	4,963,410
MongoDB Inc.(b)	22,087	5,046,217
Okta Inc.(b)	50,732	10,645,096
Square Inc., Class A(b)	162,196	25,120,917
Twilio Inc., Class A(b)	60,022	16,744,337
VeriSign Inc.(b)	44,152	8,419,786

		120,867,345

Life Sciences Tools & Services — 3.6%
Agilent Technologies Inc.	134,682	13,749,685
Avantor Inc.(b)	193,958	4,513,403
Bio-Rad Laboratories Inc., Class A(b)	9,344	5,479,509
Bio-Techne Corp.	16,840	4,250,584
Bruker Corp.	44,795	1,905,579
Charles River Laboratories International Inc.(b)	21,702	4,941,546
PRA Health Sciences Inc.(b)	27,885	2,717,114
Repligen Corp.(b)	21,319	3,551,106

		41,108,526

Machinery — 2.2%
Graco Inc.	72,826	4,507,929
IDEX Corp.	32,986	5,620,485
Nordson Corp.	23,577	4,560,499
Toro Co. (The)	46,872	3,848,191
Xylem Inc./NY	78,613	6,850,337

		25,387,441

Media — 0.4%
Cable One Inc.	2,367	4,099,313

Metals & Mining — 0.3%
Royal Gold Inc.	28,641	3,402,837

Oil, Gas & Consumable Fuels — 1.0%
Cabot Oil & Gas Corp.	173,968	3,094,890
Cheniere Energy Inc.(b)	100,277	4,800,260
Concho Resources Inc.	85,929	3,566,913

		11,462,063

Pharmaceuticals — 1.2%
Catalent Inc.(b)	71,702	6,293,285
Horizon Therapeutics PLC(b)	92,351	6,919,860

		13,213,145

Professional Services — 4.3%
Clarivate PLC, NVS(a)(b)	115,005	3,191,389
CoStar Group Inc.(b)	17,197	14,163,621
IHS Markit Ltd.	162,942	13,177,120
TransUnion	83,043	6,615,205
Verisk Analytics Inc.	70,937	12,624,658

		49,771,993

Security	Shares	Value

Road & Rail — 0.7%
Old Dominion Freight Line Inc.	42,029	$8,001,061

Semiconductors & Semiconductor Equipment — 4.1%
Entegris Inc.	58,894	4,403,504
KLA Corp.	67,912	13,390,888
Monolithic Power Systems Inc.	18,443	5,894,383
Teradyne Inc.	72,529	6,371,673
Universal Display Corp.(a)	18,714	3,711,173
Xilinx Inc.	106,726	12,667,309

		46,438,930

Software — 22.9%
Anaplan Inc.(b)	60,049	3,323,712
ANSYS Inc.(b)	37,476	11,406,570
Aspen Technology Inc.(b)	29,576	3,247,741
Avalara Inc.(b)	36,466	5,435,257
Cadence Design Systems Inc.(b)	121,788	13,319,954
Ceridian HCM Holding Inc.(b)	56,710	4,889,536
Coupa Software Inc.(b)	29,301	7,843,878
Crowdstrike Holdings Inc., Class A(b)	66,056	8,180,375
DocuSign Inc.(b)	80,164	16,213,169
Dynatrace Inc.(b)	79,683	2,813,607
Fair Isaac Corp.(b)	12,668	4,958,889
Fortinet Inc.(b)	58,677	6,476,180
Guidewire Software Inc.(a)(b)	36,335	3,492,157
HubSpot Inc.(b)	18,710	5,427,210
Palo Alto Networks Inc.(b)	42,140	9,320,947
Paycom Software Inc.(b)	21,389	7,787,521
Paylocity Holding Corp.(b)	16,189	3,003,383
Pegasystems Inc.	17,213	1,994,642
Proofpoint Inc.(b)	25,200	2,412,648
PTC Inc.(b)	45,652	3,829,290
RealPage Inc.(a)(b)	38,733	2,157,041
RingCentral Inc., Class A(b)	34,138	8,819,211
Slack Technologies Inc., Class A(a)(b)	188,977	4,834,032
Smartsheet Inc., Class A(b)	49,054	2,445,342
Splunk Inc.(b)	69,400	13,743,976
SS&C Technologies Holdings Inc.	97,893	5,797,223
Synopsys Inc.(b)	66,296	14,178,063
Trade Desk Inc. (The), Class A(b)	18,230	10,326,383
Tyler Technologies Inc.(b)	17,579	6,757,016
VMware Inc., Class A(b)	35,173	4,527,820
Workday Inc., Class A(b)	76,010	15,971,221
Zendesk Inc.(b)	50,423	5,593,928
Zoom Video Communications Inc., Class A(b)	79,551	36,665,851
Zscaler Inc.(b)	31,359	4,256,984

		261,450,757

Specialty Retail — 0.9%
Burlington Stores Inc.(b)	28,765	5,568,329
Ulta Beauty Inc.(b)	24,604	5,087,369

		10,655,698

Textiles, Apparel & Luxury Goods — 2.3%
Lululemon Athletica Inc.(b)	51,760	16,526,451
VF Corp.	139,576	9,379,507

		25,905,958

Trading Companies & Distributors — 0.9%
Fastenal Co.	250,583	10,832,703

Total Common Stocks — 99.9% (Cost: $921,378,227)		1,141,631,601

28	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	35,133,847	$35,158,441
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	1,160,000	1,160,000

		36,318,441

Total Short-Term Investments — 3.2% (Cost: $36,298,291)		36,318,441

Total Investments in Securities — 103.1% (Cost: $957,676,518)		1,177,950,042

Other Assets, Less Liabilities — (3.1)%		(35,073,401)

Net Assets — 100.0%		$1,142,876,641

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$50,439,366	$—		$(15,255,755	)(a)	$5,484	$(30,654)	$35,158,441	35,133,847	$126,292	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	1,160,000	(a)	—		—	—	1,160,000	1,160,000	408		—

						$5,484	$(30,654)	$36,318,441		$126,700		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	6	12/18/20	$461	$(14,428)
S&P Select Sector Technology E-Mini Index	5	12/18/20	557	(32,862)

				$(47,290)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Mid-Cap Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$47,290

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$157,305

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(96,122)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$722,093

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,141,631,601	$—	$—	$1,141,631,601
Money Market Funds	36,318,441	—	—	36,318,441

	$1,177,950,042	$—	$—	$1,177,950,042

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(47,290)	$—	$—	$(47,290)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Howmet Aerospace Inc.	64,470	$1,112,108
Textron Inc.	37,454	1,340,853

		2,452,961

Airlines — 3.0%
American Airlines Group Inc.(a)	83,527	942,185
Delta Air Lines Inc.	104,909	3,214,412
Southwest Airlines Co.	97,017	3,835,082
United Airlines Holdings Inc.(a)(b)	47,890	1,621,555

		9,613,234

Auto Components — 1.1%
Autoliv Inc.	12,910	978,578
BorgWarner Inc.	40,224	1,407,035
Lear Corp.	8,959	1,082,337

		3,467,950

Automobiles — 1.5%
Ford Motor Co.	642,674	4,967,870

Banks — 4.4%
Citizens Financial Group Inc.	70,229	1,913,740
Fifth Third Bancorp	117,143	2,720,060
Huntington Bancshares Inc./OH	167,419	1,747,854
KeyCorp.	160,565	2,084,134
M&T Bank Corp.	21,103	2,185,849
People’s United Financial Inc.	69,767	744,414
Regions Financial Corp.	157,958	2,100,841
Zions Bancorp NA	26,932	869,096

		14,365,988

Beverages — 0.3%
Molson Coors Beverage Co., Class B	30,887	1,089,076

Building Products — 3.5%
Carrier Global Corp.	133,911	4,471,288
Fortune Brands Home & Security Inc.	22,731	1,838,256
Johnson Controls International PLC	122,374	5,165,407

		11,474,951

Capital Markets — 1.4%
Carlyle Group Inc. (The)	18,935	471,860
Franklin Resources Inc.	43,934	823,763
State Street Corp.	57,957	3,413,667

		4,709,290

Chemicals — 2.7%
Albemarle Corp.	17,503	1,631,455
Celanese Corp.	19,458	2,208,677
Eastman Chemical Co.	22,271	1,800,388
LyondellBasell Industries NV, Class A	42,278	2,893,929
Westlake Chemical Corp.	5,685	384,420

		8,918,869

Communications Equipment — 0.3%
Juniper Networks Inc.	54,488	1,074,503

Construction & Engineering — 0.4%
AECOM(a)(b)	26,342	1,181,175

Consumer Finance — 2.2%
Ally Financial Inc.	61,522	1,641,407
Discover Financial Services	50,397	3,276,309
Synchrony Financial	89,293	2,234,111

		7,151,827

Security	Shares	Value

Containers & Packaging — 3.3%
Amcor PLC	257,969	$2,690,617
Crown Holdings Inc.(b)	22,172	1,902,357
International Paper Co.	64,652	2,828,525
Packaging Corp. of America	15,606	1,786,731
Westrock Co.	42,731	1,604,549

		10,812,779

Distributors — 0.7%
Genuine Parts Co.	23,730	2,145,904

Diversified Financial Services — 0.4%
Equitable Holdings Inc.	66,431	1,427,602

Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	162,607	1,401,672

Electric Utilities — 8.4%
Alliant Energy Corp.	41,060	2,269,797
Avangrid Inc.	9,153	451,609
Edison International	62,206	3,486,024
Entergy Corp.	32,929	3,333,073
Evergy Inc.	37,314	2,059,733
Eversource Energy	56,359	4,918,450
FirstEnergy Corp.	89,161	2,649,865
OGE Energy Corp.	32,877	1,011,625
PG&E Corp.(a)(b)	239,489	2,289,515
Pinnacle West Capital Corp.	18,526	1,511,166
PPL Corp.	126,442	3,477,155

		27,458,012

Electrical Equipment — 0.3%
Sensata Technologies Holding PLC(b)	25,821	1,128,636

Electronic Equipment, Instruments & Components — 1.2%
Corning Inc.	125,153	4,001,141

Energy Equipment & Services — 1.6%
Halliburton Co.	144,547	1,743,237
Schlumberger Ltd.	228,302	3,410,832

		5,154,069

Entertainment — 0.4%
Liberty Media Corp.-Liberty Formula One, Class A(b)	4,238	141,125
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	33,414	1,207,248

		1,348,373

Equity Real Estate Investment Trusts (REITs) — 4.7%
Host Hotels & Resorts Inc.	115,835	1,213,951
Iron Mountain Inc.	47,326	1,233,315
Medical Properties Trust Inc.	87,041	1,551,071
National Retail Properties Inc.	28,502	912,349
Omega Healthcare Investors Inc.	37,278	1,073,979
Simon Property Group Inc.	50,311	3,160,034
Ventas Inc.	61,362	2,421,958
Welltower Inc.	68,634	3,690,450

		15,257,107

Food & Staples Retailing — 1.3%
Kroger Co. (The)	127,946	4,121,141

Food Products — 5.7%
Archer-Daniels-Midland Co.	91,388	4,225,781
Bunge Ltd.	22,936	1,301,159
Campbell Soup Co.	33,320	1,555,045
Conagra Brands Inc.	80,341	2,819,166
JM Smucker Co. (The)	18,766	2,105,545

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kellogg Co.	41,736	$2,624,777
Pilgrim’s Pride Corp.(b)	8,181	136,950
Post Holdings Inc.(b)	10,342	888,378
Tyson Foods Inc., Class A	48,396	2,769,703

		18,426,504

Gas Utilities — 0.3%
UGI Corp.	34,216	1,106,545

Health Care Equipment & Supplies — 1.4%
Zimmer Biomet Holdings Inc.	34,054	4,498,533

Health Care Providers & Services — 4.9%
AmerisourceBergen Corp.	24,175	2,322,492
Cardinal Health Inc.	48,102	2,202,591
Henry Schein Inc.(b)	23,499	1,494,066
Laboratory Corp. of America Holdings(b)	16,019	3,200,116
McKesson Corp.	26,675	3,934,296
Quest Diagnostics Inc.	22,089	2,697,950

		15,851,511

Hotels, Restaurants & Leisure — 1.2%
Aramark	41,550	1,152,597
Carnival Corp.	85,060	1,166,173
Royal Caribbean Cruises Ltd.	29,322	1,654,347

		3,973,117

Household Durables — 1.8%
Mohawk Industries Inc.(b)	9,823	1,013,635
Newell Brands Inc.	62,022	1,095,309
PulteGroup Inc.	44,127	1,798,616
Whirlpool Corp.	10,248	1,895,470

		5,803,030

Household Products — 0.1%
Reynolds Consumer Products Inc.	9,018	254,668

Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The)	109,407	2,133,436

Insurance — 9.5%
Alleghany Corp.	2,351	1,285,832
American Financial Group Inc./OH	11,779	882,718
American International Group Inc.	141,680	4,461,503
Assurant Inc.	9,797	1,218,453
Cincinnati Financial Corp.	24,615	1,741,265
Everest Re Group Ltd.	6,582	1,297,181
Fidelity National Financial Inc.	48,274	1,510,493
Globe Life Inc.	16,095	1,305,144
Hartford Financial Services Group Inc. (The)	58,920	2,269,598
Lincoln National Corp.	29,835	1,047,209
Markel Corp.(b)	2,267	2,114,658
Principal Financial Group Inc.	42,017	1,647,907
Prudential Financial Inc.	64,966	4,159,123
Reinsurance Group of America Inc.	11,158	1,127,181
Travelers Companies Inc. (The)	41,642	5,026,606

		31,094,871

IT Services — 0.4%
Western Union Co. (The)	67,663	1,315,369

Machinery — 5.3%
Cummins Inc.	24,288	5,340,688
PACCAR Inc.	56,931	4,860,769
Pentair PLC	27,317	1,359,294

Security	Shares	Value

Machinery (continued)
Snap-on Inc.	8,966	$1,412,414
Stanley Black & Decker Inc.	26,263	4,364,911

		17,338,076

Media — 3.5%
Discovery Inc., Class A(a)(b)	26,337	533,061
Discovery Inc., Class C, NVS(b)	50,842	931,425
DISH Network Corp., Class A(a)(b)	40,520	1,032,855
Fox Corp., Class A, NVS	56,574	1,500,342
Fox Corp., Class B(b)	25,728	672,530
Interpublic Group of Companies Inc. (The)	64,042	1,158,520
News Corp., Class A, NVS	63,890	838,876
News Corp., Class B	20,200	263,004
Omnicom Group Inc.	35,359	1,668,945
ViacomCBS Inc., Class A	1,714	51,180
ViacomCBS Inc., Class B, NVS	92,724	2,649,125

		11,299,863

Metals & Mining — 1.1%
Nucor Corp.	49,653	2,371,428
Reliance Steel & Aluminum Co.	10,472	1,141,343

		3,512,771

Mortgage Real Estate Investment — 0.9%
AGNC Investment Corp.	91,473	1,277,878
Annaly Capital Management Inc.	230,873	1,636,889

		2,914,767

Multi-Utilities — 4.7%
Ameren Corp.	40,637	3,296,473
CenterPoint Energy Inc.	89,632	1,893,924
DTE Energy Co.	31,685	3,910,563
NiSource Inc.	63,046	1,448,167
Public Service Enterprise Group Inc.	83,182	4,837,033

		15,386,160

Multiline Retail — 1.1%
Dollar Tree Inc.(b)	39,030	3,525,190

Oil, Gas & Consumable Fuels — 4.7%
Continental Resources Inc./OK	10,403	125,148
Hess Corp.	44,987	1,674,416
HollyFrontier Corp.	24,527	453,995
Marathon Petroleum Corp.	107,020	3,157,090
Occidental Petroleum Corp.	137,493	1,255,311
ONEOK Inc.	73,070	2,119,030
Valero Energy Corp.	67,064	2,589,341
Williams Companies Inc. (The)	199,595	3,830,228

		15,204,559

Personal Products — 0.2%
Herbalife Nutrition Ltd.(b)	16,090	726,303

Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(b)	9,132	1,315,921
Mylan NV(b)	84,905	1,234,519
Perrigo Co. PLC	22,416	983,390

		3,533,830

Professional Services — 0.5%
Nielsen Holdings PLC	58,594	791,605
Robert Half International Inc.	18,828	954,391

		1,745,996

Real Estate Management & Development — 0.3%
Jones Lang LaSalle Inc.	8,504	959,761

32	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.2%
AMERCO	1,487	$516,227

Semiconductors & Semiconductor Equipment — 0.5%
ON Semiconductor Corp.(b)	67,607	1,696,260

Specialty Retail — 1.3%
Best Buy Co. Inc.	37,887	4,226,295

Technology Hardware, Storage & Peripherals — 4.1%
Dell Technologies Inc., Class C(a)(b)	38,570	2,324,228
Hewlett Packard Enterprise Co.	211,657	1,828,717
HP Inc.	225,900	4,057,164
NetApp Inc.	36,539	1,603,697
Seagate Technology PLC	36,726	1,756,237
Western Digital Corp.	49,771	1,877,860

		13,447,903

Total Common Stocks — 99.8% (Cost: $337,028,018)		325,215,675

Short-Term Investments

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	5,384,035	5,387,804

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	345,000	$345,000

		5,732,804

Total Short-Term Investments — 1.8% (Cost: $5,728,951)		5,732,804

Total Investments in Securities — 101.6% (Cost: $342,756,969)		330,948,479

Other Assets, Less Liabilities — (1.6)%		(5,057,455)

Net Assets — 100.0%		$325,891,024

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$7,269,938	$—	$(1,879,527	)(a)	$2,437	$(5,044)	$5,387,804	5,384	$45,875	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	525,000	—	(180,000	)(a)	—	—	345,000	345	478		—

					$2,437	$(5,044)	$5,732,804		$46,353		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini Index	3	12/18/20	$568	$7,013
S&P Select Sector Utilities E-Mini Index	1	12/18/20	63	(552)

				$6,461

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Mid-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$7,013

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	552

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$227,675

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(59,315)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$859,473

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$325,215,675	$—	$—	$325,215,675
Money Market Funds	5,732,804	—	—	5,732,804

	$330,948,479	$—	$—	$330,948,479

Derivative financial instruments(a)
Assets
Futures Contracts	$7,013	$—	$—	$7,013
Liabilities
Futures Contracts	(552)	—	—	(552)

	$6,461	$—	$—	$6,461

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Aerojet Rocketdyne Holdings Inc.(a)	19,524	$632,968
Curtiss-Wright Corp.	11,102	936,565
Moog Inc., Class A	8,012	499,869
Spirit AeroSystems Holdings Inc., Class A(b)	28,205	513,049
Virgin Galactic Holdings Inc.(a)(b)	34,425	599,683

		3,182,134

Auto Components — 0.8%
LCI Industries	6,717	736,586
Visteon Corp.(a)	7,431	666,189

		1,402,775

Banks — 10.2%
Ameris Bancorp	18,555	543,661
Atlantic Union Bankshares Corp.	21,018	531,545
BancorpSouth Bank	25,746	602,714
Bank of Hawaii Corp.	10,694	648,484
Columbia Banking System Inc.	19,124	543,313
Community Bank System Inc.	14,293	828,851
Cullen/Frost Bankers Inc.	14,901	1,047,093
CVB Financial Corp.	34,016	595,280
East West Bancorp. Inc.	37,781	1,378,251
First Citizens BancShares Inc./NC, Class A	1,929	892,548
Glacier Bancorp. Inc.	25,477	912,077
Independent Bank Corp.	8,798	504,037
Investors Bancorp. Inc.	60,726	513,742
Pinnacle Financial Partners Inc.	20,252	927,339
Popular Inc.	22,488	948,994
Prosperity Bancshares Inc.	24,743	1,363,587
Simmons First National Corp., Class A	29,110	494,579
South State Corp.	18,938	1,162,793
Sterling Bancorp./DE	51,931	694,837
United Bankshares Inc./WV	34,648	908,817
United Community Banks Inc./GA	22,953	480,636
Westamerica Bancorp	7,191	376,593
Western Alliance Bancorp	26,926	1,109,351
Wintrust Financial Corp.	15,381	757,207

		18,766,329

Biotechnology — 1.7%
Alkermes PLC(a)	42,469	690,121
Apellis Pharmaceuticals Inc.(a)(b)	14,737	470,111
Bluebird Bio Inc.(a)	17,683	914,388
Inovio Pharmaceuticals Inc.(a)(b)	44,732	440,610
Kodiak Sciences Inc.(a)	6,932	629,495

		3,144,725

Building Products — 0.4%
UFP Industries Inc.	16,413	819,173

Capital Markets — 2.0%
Ares Management Corp., Class A	25,239	1,067,609
Eaton Vance Corp., NVS	30,487	1,822,818
Houlihan Lokey Inc.	13,547	849,397

		3,739,824

Chemicals — 4.8%
Ashland Global Holdings Inc.	14,532	1,013,898
Avient Corp.	24,416	758,605
Axalta Coating Systems Ltd.(a)	55,934	1,404,503
HB Fuller Co.	13,770	623,093
Innospec Inc.	6,558	433,746

Security	Shares	Value

Chemicals (continued)
Mosaic Co. (The)	92,117	$1,704,164
NewMarket Corp.	1,954	698,926
Sensient Technologies Corp.	11,310	740,013
Stepan Co.	5,686	662,078
WR Grace & Co.	16,614	722,543

		8,761,569

Commercial Services & Supplies — 2.3%
ABM Industries Inc.	17,802	618,085
Brady Corp., Class A, NVS	12,930	487,720
Brink’s Co. (The)(b)	13,491	577,820
Casella Waste Systems Inc., Class A(a)	12,020	648,960
Healthcare Services Group Inc.	19,873	454,694
Stericycle Inc.(a)(b)	24,428	1,521,864

		4,309,143

Communications Equipment — 0.5%
InterDigital Inc.	8,226	460,492
NetScout Systems Inc.(a)	19,347	397,000

		857,492

Construction & Engineering — 1.7%
Arcosa Inc.	12,908	595,962
EMCOR Group Inc.	14,661	999,734
MasTec Inc.(a)	14,981	743,657
Valmont Industries Inc.	5,704	809,683

		3,149,036

Construction Materials — 0.5%
Eagle Materials Inc.	11,150	950,537

Consumer Finance — 0.5%
SLM Corp.	100,198	920,820

Containers & Packaging — 0.9%
Graphic Packaging Holding Co.	74,458	989,547
Silgan Holdings Inc.	21,023	724,242

		1,713,789

Diversified Consumer Services — 0.8%
Adtalem Global Education Inc.(a)	13,911	326,074
H&R Block Inc.	51,509	889,045
WW International Inc.(a)(b)	12,589	266,383

		1,481,502

Diversified Telecommunication Services — 1.1%
Iridium Communications Inc.(a)(b)	31,142	822,460
Liberty Latin America Ltd., Class A(a)	12,992	127,322
Liberty Latin America Ltd., Class C, NVS(a)	40,451	393,184
Vonage Holdings Corp.(a)(b)	61,635	652,098

		1,995,064

Electric Utilities — 1.2%
MGE Energy Inc.	9,657	627,898
Otter Tail Corp.	10,914	418,552
PNM Resources Inc.	21,270	1,063,500

		2,109,950

Electrical Equipment — 2.1%
Acuity Brands Inc.	10,584	943,458
EnerSys	11,343	812,159
Sunrun Inc.(a)	41,331	2,150,038

		3,905,655

Electronic Equipment, Instruments & Components — 2.6%
II-VI Inc.(a)	27,682	1,258,700
Insight Enterprises Inc.(a)	9,365	499,623

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
National Instruments Corp.	35,097	$1,097,834
Plexus Corp.(a)	7,809	543,038
SYNNEX Corp.	11,000	1,448,040

		4,847,235

Entertainment — 0.5%
Madison Square Garden Entertainment Corp.(a)	4,680	304,200
Madison Square Garden Sports Corp.(a)	4,626	655,227

		959,427

Equity Real Estate Investment Trusts (REITs) — 13.2%
Agree Realty Corp.	14,380	892,567
Alexander’s Inc.	578	140,564
American Assets Trust Inc.	13,385	280,148
American Campus Communities Inc.	36,752	1,376,730
Brandywine Realty Trust	45,552	399,035
CareTrust REIT Inc.	25,564	437,144
Corporate Office Properties Trust	29,955	671,891
Cousins Properties Inc.	39,672	1,010,843
CubeSmart	51,736	1,755,402
Four Corners Property Trust Inc.	18,781	475,911
Healthcare Realty Trust Inc.	36,329	1,009,946
Healthcare Trust of America Inc., Class A	58,358	1,418,099
Highwoods Properties Inc.	27,743	825,909
Hudson Pacific Properties Inc.	40,951	788,716
JBG SMITH Properties	30,010	700,733
Lexington Realty Trust	73,908	733,906
Life Storage Inc.	12,528	1,430,071
National Storage Affiliates Trust	16,532	560,269
Outfront Media Inc.	38,561	505,535
Paramount Group Inc.	44,954	259,834
Pebblebrook Hotel Trust	34,945	418,641
Physicians Realty Trust	55,580	937,079
Piedmont Office Realty Trust Inc., Class A	33,659	384,386
PotlatchDeltic Corp.	17,856	741,917
PS Business Parks Inc.	5,357	610,859
Rayonier Inc.	36,452	925,152
Spirit Realty Capital Inc.	27,515	826,826
STAG Industrial Inc.	39,825	1,239,354
STORE Capital Corp.	60,909	1,565,361
Taubman Centers Inc.	16,480	550,762
Washington REIT	21,995	384,473

		24,258,063

Food & Staples Retailing — 1.7%
BJ’s Wholesale Club Holdings Inc.(a)	36,835	1,410,412
Performance Food Group Co.(a)	35,445	1,191,307
PriceSmart Inc.	6,220	429,180

		3,030,899

Food Products — 2.7%
Cal-Maine Foods Inc.(a)(b)	9,922	380,509
Darling Ingredients Inc.(a)	43,248	1,859,664
Flowers Foods Inc.	52,549	1,239,105
Hain Celestial Group Inc. (The)(a)(b)	22,309	686,002
J&J Snack Foods Corp.	3,986	540,382
Seaboard Corp.	69	237,705

		4,943,367

Gas Utilities — 0.8%
ONE Gas Inc.	14,131	975,604
South Jersey Industries Inc.	26,860	517,592

		1,493,196

Security	Shares	Value

Health Care Equipment & Supplies — 0.4%
LivaNova PLC(a)	12,995	$654,168

Health Care Providers & Services — 1.1%
AMN Healthcare Services Inc.(a)	12,547	819,068
Premier Inc., Class A	18,875	617,779
Select Medical Holdings Corp.(a)(b)	28,620	600,448

		2,037,295

Hotels, Restaurants & Leisure — 3.7%
Boyd Gaming Corp.	21,415	679,284
Dunkin’ Brands Group Inc.	21,980	2,191,626
Hilton Grand Vacations Inc.(a)(b)	22,718	467,991
Hyatt Hotels Corp., Class A	9,448	520,963
Marriott Vacations Worldwide Corp.	10,964	1,059,122
Papa John’s International Inc.	8,762	671,169
Texas Roadhouse Inc.	17,421	1,219,992

		6,810,147

Household Durables — 2.2%
Helen of Troy Ltd.(a)	6,762	1,282,075
iRobot Corp.(a)	7,446	592,553
Leggett & Platt Inc.	35,353	1,475,281
LGI Homes Inc.(a)	5,896	630,164

		3,980,073

Household Products — 0.3%
Central Garden & Pet Co.(a)	2,596	101,140
Central Garden & Pet Co., Class A, NVS(a)	10,373	367,101

		468,241

Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy Inc., Class A	8,452	221,527
Clearway Energy Inc., Class C	20,232	569,733

		791,260

Insurance — 2.5%
Axis Capital Holdings Ltd.	21,387	913,011
Kemper Corp.	16,398	1,011,101
Primerica Inc.	10,553	1,163,363
Selective Insurance Group Inc.	15,971	831,450
White Mountains Insurance Group Ltd.	830	753,914

		4,672,839

Interactive Media & Services — 0.3%
TripAdvisor Inc.	25,660	490,363

IT Services — 1.8%
CSG Systems International Inc.	8,874	336,147
EVERTEC Inc.	15,927	530,050
KBR Inc.	38,013	847,310
ManTech International Corp./VA, Class A	7,249	470,315
MAXIMUS Inc.	16,372	1,106,420

		3,290,242

Leisure Products — 1.6%
Acushnet Holdings Corp.	9,172	313,040
Mattel Inc.(a)	92,631	1,275,529
Polaris Inc.	15,396	1,398,881

		2,987,450

Life Sciences Tools & Services — 0.5%
Syneos Health Inc.(a)	18,657	990,314

Machinery — 7.1%
Altra Industrial Motion Corp.	16,229	693,952
Barnes Group Inc.	12,413	455,557
Colfax Corp.(a)	26,871	730,622

36	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	34,756	$1,012,095
ITT Inc.	23,071	1,396,026
John Bean Technologies Corp.	8,472	711,394
Lincoln Electric Holdings Inc.	15,853	1,614,152
Middleby Corp. (The)(a)	14,852	1,478,368
Mueller Industries Inc.	15,165	438,723
Mueller Water Products Inc., Class A	42,141	436,581
Rexnord Corp.	32,219	1,033,586
SPX Corp.(a)	11,933	505,840
Trinity Industries Inc.	23,765	447,733
Watts Water Technologies Inc., Class A	7,329	811,833
Woodward Inc.	15,492	1,232,389

		12,998,851

Marine — 0.3%
Kirby Corp.(a)	16,032	617,072

Media — 0.5%
Nexstar Media Group Inc., Class A	12,093	996,463

Metals & Mining — 0.3%
Compass Minerals International Inc.	9,064	547,284

Mortgage Real Estate Investment — 0.5%
Hannon Armstrong Sustainable Infrastructure Capital Inc.	19,785	828,002

Oil, Gas & Consumable Fuels — 0.5%
CNX Resources Corp.(a)(b)	59,967	581,680
Murphy Oil Corp.	38,748	299,134

		880,814

Paper & Forest Products — 0.5%
Louisiana-Pacific Corp.	29,989	857,086

Pharmaceuticals — 0.3%
Axsome Therapeutics Inc.(a)	7,069	468,745

Professional Services — 1.5%
CoreLogic Inc.	21,218	1,632,301
Insperity Inc.	9,636	737,925
Korn Ferry	15,024	453,574

		2,823,800

Real Estate Management & Development — 0.2%
Cushman & Wakefield PLC(a)(b)	28,986	339,716

Road & Rail — 1.3%
Heartland Express Inc.	13,338	244,219
Landstar System Inc.	10,248	1,277,925
Schneider National Inc., Class B	9,813	216,475
Werner Enterprises Inc.	15,499	589,272

		2,327,891

Semiconductors & Semiconductor Equipment — 3.6%
Amkor Technology Inc.(a)	28,488	337,583
Cirrus Logic Inc.(a)	15,593	1,073,890
CMC Materials Inc.	7,762	1,103,679
Cree Inc.(a)	29,288	1,862,717
Diodes Inc.(a)	11,211	648,332
MACOM Technology Solutions Holdings Inc.(a)	12,145	443,292
Onto Innovation Inc.(a)	13,035	418,032
Synaptics Inc.(a)	9,140	700,764

		6,588,289

Software — 4.1%
Blackbaud Inc.	13,238	653,163

Security	Shares	Value

Software (continued)
CDK Global Inc.	32,455	$1,398,810
CommVault Systems Inc.(a)	12,388	490,441
j2 Global Inc.(a)	11,949	811,098
Nuance Communications Inc.(a)(b)	75,383	2,405,471
Progress Software Corp.	12,026	437,386
Teradata Corp.(a)	29,106	534,677
Verint Systems Inc.(a)	17,230	836,000

		7,567,046

Specialty Retail — 3.1%
Lithia Motors Inc., Class A	6,842	1,570,718
Murphy USA Inc.(a)	7,246	886,113
RH(a)	4,121	1,381,483
Williams-Sonoma Inc.	20,774	1,894,797

		5,733,111

Textiles, Apparel & Luxury Goods — 2.1%
Columbia Sportswear Co.	8,125	606,044
Crocs Inc.(a)	18,014	942,673
Skechers U.S.A. Inc., Class A(a)	36,396	1,154,117
Steven Madden Ltd.	20,649	495,782
Wolverine World Wide Inc.	21,863	583,086

		3,781,702

Thrifts & Mortgage Finance — 1.0%
Essent Group Ltd.	30,020	1,196,297
TFS Financial Corp.	12,810	201,245
WSFS Financial Corp.	13,528	428,702

		1,826,244

Tobacco — 0.2%
Vector Group Ltd.	34,130	313,655

Trading Companies & Distributors — 2.7%
Applied Industrial Technologies Inc.	10,337	631,074
Beacon Roofing Supply Inc.(a)	14,530	446,071
GATX Corp.(b)	9,346	638,145
HD Supply Holdings Inc.(a)	43,257	1,724,224
MSC Industrial Direct Co. Inc., Class A	12,156	846,787
Univar Solutions Inc.(a)	45,144	748,939

		5,035,240

Water Utilities — 0.6%
California Water Service Group	13,191	587,923
SJW Group	7,010	425,437

		1,013,360

Total Common Stocks — 99.9% (Cost: $179,807,998)		183,458,467

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	7,253,417	7,258,495

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	910,000	$910,000

		8,168,495

Total Short-Term Investments — 4.4% (Cost: $8,165,728)		8,168,495

Total Investments in Securities — 104.3% (Cost: $187,973,726)		191,626,962

Other Assets, Less Liabilities — (4.3)%		(7,952,664)

Net Assets — 100.0%		$183,674,298

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$12,032,962	$—		$(4,770,971	)(a)	$5,769	$(9,265)	$7,258,495	7,253,417	$51,967	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	104,000	806,000	(a)	—		—	—	910,000	910,000	196		—

						$5,769	$(9,265)	$8,168,495		$52,163		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	2	12/18/20	$154	$20

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$20

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

38	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap ETF

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$107,225

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(16,577)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$165,822

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$183,458,467	$—	$—	$183,458,467
Money Market Funds	8,168,495	—	—	8,168,495

	$191,626,962	$—	$—	$191,626,962

Derivative financial instruments(a)
Assets
Futures Contracts	$20	$—	$—	$20

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) October 31, 2020	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Axon Enterprise Inc.(a)	19,853	$1,963,462
BWX Technologies Inc.	29,792	1,638,858
Kratos Defense & Security Solutions Inc.(a)(b)	38,436	726,056
Mercury Systems Inc.(a)	17,499	1,205,331

		5,533,707

Auto Components — 0.7%
Dorman Products Inc.(a)	9,042	807,180
Fox Factory Holding Corp.(a)	12,978	1,091,190

		1,898,370

Banks — 0.7%
First Financial Bankshares Inc.	44,389	1,323,236
ServisFirst Bancshares Inc.	14,682	541,766

		1,865,002

Beverages — 1.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,850	2,961,663
Coca-Cola Consolidated Inc.	1,446	331,062
National Beverage Corp.(a)(b)	3,631	284,271

		3,576,996

Biotechnology — 11.1%
Acceleron Pharma Inc.(a)	16,294	1,704,027
Agios Pharmaceuticals Inc.(a)	17,966	719,898
Alector Inc.(a)	16,296	153,345
Amicus Therapeutics Inc.(a)(b)	80,897	1,442,394
Arrowhead Pharmaceuticals Inc.(a)	31,988	1,832,912
Blueprint Medicines Corp.(a)	17,284	1,767,808
ChemoCentryx Inc.(a)	15,536	745,728
CRISPR Therapeutics AG(a)(b)	18,871	1,732,735
Deciphera Pharmaceuticals Inc.(a)	12,360	717,745
Eidos Therapeutics Inc.(a)(b)	3,364	238,575
Emergent BioSolutions Inc.(a)	14,058	1,264,798
Fate Therapeutics Inc.(a)	22,848	1,014,451
FibroGen Inc.(a)	26,035	999,223
Global Blood Therapeutics Inc.(a)(b)	19,218	1,016,248
Halozyme Therapeutics Inc.(a)	40,243	1,126,804
Insmed Inc.(a)	31,784	1,046,965
Intercept Pharmaceuticals Inc.(a)	8,218	228,378
Invitae Corp.(a)(b)	41,209	1,615,805
Iovance Biotherapeutics Inc.(a)(b)	43,034	1,535,453
Ligand Pharmaceuticals Inc.(a)(b)	5,036	415,218
Mirati Therapeutics Inc.(a)	13,655	2,965,047
Natera Inc.(a)	23,915	1,608,523
PTC Therapeutics Inc.(a)	21,152	1,103,923
REVOLUTION Medicines Inc.(a)(b)	12,802	386,492
Sage Therapeutics Inc.(a)(b)	16,239	1,191,618
Ultragenyx Pharmaceutical Inc.(a)(b)	19,124	1,921,962
Xencor Inc.(a)	17,929	688,115

		31,184,190

Building Products — 2.3%
AAON Inc.(b)	12,767	745,720
Advanced Drainage Systems Inc.	15,289	969,781
Armstrong World Industries Inc.	14,990	897,901
Simpson Manufacturing Co. Inc.	13,583	1,205,084
Trex Co. Inc.(a)	36,212	2,518,183

		6,336,669

Capital Markets — 2.1%
Assetmark Financial Holdings Inc.(a)	5,415	114,527
Cohen & Steers Inc.	7,343	413,484

Security	Shares	Value

Capital Markets (continued)
Hamilton Lane Inc., Class A	9,729	$678,111
Interactive Brokers Group Inc., Class A	24,699	1,174,932
LPL Financial Holdings Inc.	24,734	1,976,989
Tradeweb Markets Inc., Class A	28,375	1,545,870

		5,903,913

Chemicals — 0.9%
Balchem Corp.	10,131	1,012,593
Ingevity Corp.(a)	12,928	709,489
Quaker Chemical Corp.	4,125	787,009

		2,509,091

Commercial Services & Supplies — 2.7%
Cimpress PLC(a)(b)	6,086	446,712
Clean Harbors Inc.(a)	16,032	849,215
IAA Inc.(a)	41,902	2,371,234
MSA Safety Inc.	11,304	1,491,224
Tetra Tech Inc.	16,849	1,700,233
UniFirst Corp./MA	4,776	782,356

		7,640,974

Communications Equipment — 0.8%
Acacia Communications Inc.(a)	12,041	815,657
ViaSat Inc.(a)(b)	20,085	680,882
Viavi Solutions Inc.(a)	71,510	883,148

		2,379,687

Construction Materials — 0.2%
Summit Materials Inc., Class A(a)	35,741	632,258

Consumer Finance — 0.5%
FirstCash Inc.	12,979	675,427
LendingTree Inc.(a)(b)	2,465	797,650

		1,473,077

Diversified Consumer Services — 2.7%
Chegg Inc.(a)	38,889	2,856,008
frontdoor Inc.(a)(b)	26,756	1,060,073
Grand Canyon Education Inc.(a)	14,772	1,157,681
Strategic Education Inc.	7,645	634,994
Terminix Global Holdings Inc.(a)	41,279	1,943,828

		7,652,584

Diversified Financial Services — 0.4%
Cannae Holdings Inc.(a)(b)	26,984	997,868

Diversified Telecommunication Services — 0.3%
Cogent Communications Holdings Inc.	13,182	735,556

Electronic Equipment, Instruments & Components — 2.9%
Badger Meter Inc.	9,120	668,861
Coherent Inc.(a)	7,597	950,689
Dolby Laboratories Inc., Class A	20,122	1,510,760
Fabrinet(a)	11,508	690,710
Itron Inc.(a)	12,632	858,344
Littelfuse Inc.	7,609	1,506,125
Novanta Inc.(a)	10,985	1,194,289
Rogers Corp.(a)	5,849	709,016

		8,088,794

Entertainment — 0.2%
World Wrestling Entertainment Inc., Class A	14,623	531,692

Equity Real Estate Investment Trusts (REITs) — 3.5%
CoreSite Realty Corp.	13,297	1,587,130
Easterly Government Properties Inc.	24,958	521,622
EastGroup Properties Inc.	12,297	1,636,485

40	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust Inc.	39,770	$1,583,244
QTS Realty Trust Inc., Class A	19,154	1,178,162
Rexford Industrial Realty Inc.	38,710	1,798,467
Safehold Inc.(b)	4,299	295,857
Terreno Realty Corp.	21,349	1,201,522

		9,802,489

Food & Staples Retailing — 0.4%
Grocery Outlet Holding Corp.(a)	26,043	1,146,413

Food Products — 1.3%
Freshpet Inc.(a)	12,652	1,448,654
Lancaster Colony Corp.	6,121	1,016,943
Sanderson Farms Inc.	6,199	793,286
Simply Good Foods Co. (The)(a)	26,288	494,214

		3,753,097

Health Care Equipment & Supplies — 7.4%
AtriCure Inc.(a)	14,073	486,363
Avanos Medical Inc.(a)	14,981	529,578
Cantel Medical Corp.	11,750	562,120
CONMED Corp.	8,948	697,675
Glaukos Corp.(a)(b)	13,992	782,433
Globus Medical Inc., Class A(a)	23,538	1,226,800
ICU Medical Inc.(a)	6,083	1,081,497
Integer Holdings Corp.(a)	10,288	601,334
Integra LifeSciences Holdings Corp.(a)	22,171	977,741
iRhythm Technologies Inc.(a)	8,963	1,895,226
Merit Medical Systems Inc.(a)(b)	15,292	765,365
Neogen Corp.(a)	16,568	1,155,452
Nevro Corp.(a)	10,727	1,600,576
NuVasive Inc.(a)	16,053	713,235
Quidel Corp.(a)(b)	11,942	3,203,919
STAAR Surgical Co.(a)	14,347	1,040,157
Tandem Diabetes Care Inc.(a)	19,050	2,076,450
Wright Medical Group NV(a)(b)	40,274	1,231,982

		20,627,903

Health Care Providers & Services — 2.9%
1Life Healthcare Inc.(a)	22,536	635,741
Amedisys Inc.(a)	10,157	2,630,663
Ensign Group Inc. (The)	15,831	931,496
HealthEquity Inc.(a)	23,963	1,233,855
LHC Group Inc.(a)	9,880	2,139,514
Option Care Health Inc.(a)(b)	16,867	224,837
Progyny Inc.(a)(b)	11,249	274,138

		8,070,244

Health Care Technology — 1.2%
HMS Holdings Corp.(a)	27,724	738,013
Inspire Medical Systems Inc.(a)(b)	8,394	1,002,495
Omnicell Inc.(a)(b)	13,360	1,156,308
Schrodinger Inc.(a)(b)	10,269	500,922

		3,397,738

Hotels, Restaurants & Leisure — 3.5%
Caesars Entertainment Inc.(a)	62,386	2,796,140
Choice Hotels International Inc.	9,017	787,635
Churchill Downs Inc.	11,097	1,655,118
Planet Fitness Inc., Class A(a)	25,011	1,482,402
Shake Shack Inc., Class A(a)	11,138	752,038
Wendy’s Co. (The)	55,951	1,222,529
Wingstop Inc.	9,270	1,078,379

		9,774,241

Security	Shares	Value

Household Durables — 1.3%
Installed Building Products Inc.(a)	7,093	$642,200
Tempur Sealy International Inc.(a)	14,986	1,333,754
TopBuild Corp.(a)(b)	10,342	1,584,498

		3,560,452

Household Products — 0.4%
WD-40 Co.	4,280	1,041,666

Independent Power and Renewable Electricity Producers — 0.3%
Ormat Technologies Inc.(b)	12,476	884,174

Insurance — 1.0%
eHealth Inc.(a)(b)	8,065	541,242
Kinsale Capital Group Inc.(b)	6,632	1,243,301
RLI Corp.	12,390	1,074,213

		2,858,756

Interactive Media & Services — 3.7%
Cargurus Inc.(a)	26,798	534,084
Match Group Inc.(a)(b)	81,339	9,498,768
Yelp Inc.(a)(b)	21,573	424,341

		10,457,193

Internet & Direct Marketing Retail — 1.7%
Chewy Inc., Class A(a)(b)	22,338	1,376,021
Grubhub Inc.(a)	28,863	2,134,707
Stamps.com Inc.(a)(b)	5,492	1,226,034

		4,736,762

IT Services — 1.4%
Euronet Worldwide Inc.(a)(b)	16,344	1,452,001
ExlService Holdings Inc.(a)	10,704	810,721
LiveRamp Holdings Inc.(a)	20,590	1,360,793
TTEC Holdings Inc.	5,679	311,096

		3,934,611

Leisure Products — 0.4%
YETI Holdings Inc.(a)(b)	23,382	1,156,941

Life Sciences Tools & Services — 1.2%
Adaptive Biotechnologies Corp.(a)	25,463	1,173,335
Medpace Holdings Inc.(a)	8,539	947,317
NeoGenomics Inc.(a)	34,517	1,354,102

		3,474,754

Machinery — 1.8%
Albany International Corp., Class A	9,621	490,094
ESCO Technologies Inc.	8,155	682,492
Evoqua Water Technologies Corp.(a)(b)	28,998	664,924
Federal Signal Corp.	18,925	542,769
Franklin Electric Co. Inc.	12,008	717,238
Proto Labs Inc.(a)(b)	8,365	987,739
RBC Bearings Inc.(a)	7,853	934,900

		5,020,156

Media — 0.6%
New York Times Co. (The), Class A(b)	45,148	1,790,570

Multiline Retail — 0.6%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	17,782	1,548,634

Oil, Gas & Consumable Fuels — 0.5%
Parsley Energy Inc., Class A	93,451	935,444
WPX Energy Inc.(a)	126,506	583,193

		1,518,637

Personal Products — 0.1%
USANA Health Sciences Inc.(a)	3,730	282,175

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 1.9%
Arvinas Inc.(a)	7,579	$158,477
MyoKardia Inc.(a)	16,581	3,706,351
Pacira BioSciences Inc.(a)(b)	13,387	700,140
Theravance Biopharma Inc.(a)(b)	15,432	291,819
Zogenix Inc.(a)(b)	17,277	368,346

		5,225,133

Professional Services — 1.1%
Exponent Inc.	16,128	1,122,348
FTI Consulting Inc.(a)	11,432	1,125,595
TriNet Group Inc.(a)(b)	12,646	871,562

		3,119,505

Real Estate Management & Development — 0.8%
Howard Hughes Corp. (The)(a)	14,115	877,812
Redfin Corp.(a)	31,092	1,298,713

		2,176,525

Road & Rail — 0.4%
Saia Inc.(a)	8,170	1,206,382

Semiconductors & Semiconductor Equipment — 6.6%
Advanced Energy Industries Inc.(a)	12,005	809,977
Ambarella Inc.(a)(b)	10,758	588,140
Brooks Automation Inc.	23,102	1,078,863
Enphase Energy Inc.(a)	39,419	3,866,610
FormFactor Inc.(a)	24,135	684,227
Inphi Corp.(a)(b)	16,244	2,270,262
Lattice Semiconductor Corp.(a)	42,296	1,476,130
Power Integrations Inc.	18,721	1,127,191
Semtech Corp.(a)	20,357	1,117,396
Silicon Laboratories Inc.(a)	13,689	1,402,575
SolarEdge Technologies Inc.(a)	15,679	4,040,322

		18,461,693

Software — 15.8%
8x8 Inc.(a)(b)	32,646	564,123
ACI Worldwide Inc.(a)(b)	36,453	1,063,334
Alarm.com Holdings Inc.(a)(b)	13,956	814,053
Alteryx Inc., Class A(a)(b)	16,734	2,097,607
Appfolio Inc., Class A(a)(b)	4,868	695,491
Bill.Com Holdings Inc.(a)(b)	18,443	1,844,300
Blackline Inc.(a)	15,830	1,546,274
Bottomline Technologies DE Inc.(a)	12,123	481,526
Box Inc., Class A(a)(b)	43,736	677,908
Cloudera Inc.(a)(b)	63,837	620,496
Cloudflare Inc., Class A(a)(b)	45,219	2,350,031
Cornerstone OnDemand Inc.(a)(b)	18,943	719,645
Datadog Inc., Class A(a)	55,218	5,011,033
Dropbox Inc., Class A(a)	91,747	1,675,300
Elastic NV(a)	18,670	1,893,325
Envestnet Inc.(a)(b)	16,804	1,289,539
Everbridge Inc.(a)(b)	10,805	1,131,175
FireEye Inc.(a)(b)	70,634	977,575
Five9 Inc.(a)	20,439	3,101,005
LivePerson Inc.(a)	19,275	1,030,442
Manhattan Associates Inc.(a)	19,862	1,698,201
Medallia Inc.(a)(b)	24,311	691,648
Mimecast Ltd.(a)	18,039	689,270
New Relic Inc.(a)(b)	16,227	984,330
Nutanix Inc., Class A(a)(b)	57,660	1,403,444
Pagerduty Inc.(a)(b)	17,255	467,611
Ping Identity Holding Corp.(a)(b)	11,394	315,500

Security	Shares	Value

Software (continued)
Pluralsight Inc., Class A(a)(b)	31,199	$489,824
Q2 Holdings Inc.(a)	15,714	1,433,745
Qualys Inc.(a)	10,571	928,662
Rapid7 Inc.(a)	15,975	989,332
SailPoint Technologies Holding Inc.(a)	28,334	1,176,144
SPS Commerce Inc.(a)	11,002	941,661
SVMK Inc.(a)	36,906	772,443
Tenable Holdings Inc.(a)	20,615	703,178
Varonis Systems Inc.(a)	9,856	1,139,058

		44,408,233

Specialty Retail — 3.3%
Carvana Co.(a)	17,377	3,220,827
Five Below Inc.(a)	17,468	2,329,183
Floor & Decor Holdings Inc., Class A(a)	32,451	2,368,923
Monro Inc.	10,439	439,064
National Vision Holdings Inc.(a)(b)	25,189	1,015,873

		9,373,870

Technology Hardware, Storage & Peripherals — 0.4%
Pure Storage Inc., Class A(a)(b)	74,536	1,200,030

Textiles, Apparel & Luxury Goods — 1.4%
Deckers Outdoor Corp.(a)	8,764	2,220,535
Under Armour Inc., Class A(a)	59,049	817,238
Under Armour Inc., Class C, NVS(a)	60,907	744,892

		3,782,665

Thrifts & Mortgage Finance — 0.1%
Columbia Financial Inc.(a)(b)	15,052	183,484

Trading Companies & Distributors — 0.6%
SiteOne Landscape Supply Inc.(a)	13,807	1,649,798

Water Utilities — 0.3%
American States Water Co.	11,552	862,819

Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	15,614	681,083

Total Common Stocks — 99.9% (Cost: $218,798,342)		280,109,254

Short-Term Investments

Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	41,064,599	41,093,344
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	290,000	290,000

		41,383,344

Total Short-Term Investments — 14.8% (Cost: $41,359,407)		41,383,344

Total Investments in Securities — 114.7% (Cost: $260,157,749)		321,492,598

Other Assets, Less Liabilities — (14.7)%		(41,091,041)

Net Assets — 100.0%		$280,401,557

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

42	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap Growth ETF

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$44,610,732	$—	$(3,505,891	)(a)	$14,659	$(26,156)	$41,093,344	41,064,599	$121,695	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	—	(20,000	)(a)	—	—	290,000	290,000	149		—

					$14,659	$(26,156)	$41,383,344		$121,844		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	3	12/18/20	$231	$6,579

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$6,579

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$37,382

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(16,361)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$243,890

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap Growth ETF

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$280,109,254	$—	$—	$280,109,254
Money Market Funds	41,383,344	—	—	41,383,344

	$321,492,598	$—	$—	$321,492,598

Derivative financial instruments(a)
Assets
Futures Contracts	$6,579	$—	$—	$6,579

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

44	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Hexcel Corp.	31,533	$1,055,725
Parsons Corp.(a)	8,761	276,147

		1,331,872

Airlines — 1.4%
Alaska Air Group Inc.	46,643	1,767,303
JetBlue Airways Corp.(a)	102,830	1,230,875
SkyWest Inc.	18,901	548,696

		3,546,874

Auto Components — 0.6%
Dana Inc.	54,419	761,322
Goodyear Tire & Rubber Co. (The)	87,763	726,678

		1,488,000

Automobiles — 1.4%
Harley-Davidson Inc.	57,810	1,900,793
Thor Industries Inc.(b)	20,824	1,761,294

		3,662,087

Banks — 10.7%
Associated Banc-Corp.	57,885	792,446
Bank OZK	45,641	1,130,984
BankUnited Inc.	34,802	878,750
BOK Financial Corp.	11,652	684,438
Cathay General Bancorp	28,189	663,287
CIT Group Inc.	37,172	1,094,715
Comerica Inc.	52,452	2,387,091
First Financial Bancorp	36,968	528,642
First Hawaiian Inc.	48,921	844,376
First Horizon National Corp.	208,722	2,172,796
First Merchants Corp.	20,412	532,957
First Midwest Bancorp. Inc.	43,121	541,169
FNB Corp.	122,093	923,023
Fulton Financial Corp.	61,070	671,159
Hancock Whitney Corp.	32,524	743,824
Hilltop Holdings Inc.	26,871	612,928
Home BancShares Inc./AR	57,406	952,940
International Bancshares Corp.	20,983	580,809
Old National Bancorp./IN	62,181	869,290
PacWest Bancorp	43,974	846,060
Renasant Corp.	21,194	604,241
Synovus Financial Corp.	55,590	1,445,340
TCF Financial Corp.	57,436	1,562,834
Trustmark Corp.	23,913	559,325
UMB Financial Corp.	16,326	993,764
Umpqua Holdings Corp.	83,156	1,044,439
Valley National Bancorp	152,437	1,164,619
Webster Financial Corp.	34,056	1,096,944
WesBanco Inc.	25,331	615,290

		27,538,480

Biotechnology — 1.6%
Arena Pharmaceuticals Inc.(a)(b)	21,747	1,864,153
United Therapeutics Corp.(a)	16,754	2,248,889

		4,113,042

Building Products — 1.6%
Builders FirstSource Inc.(a)	44,047	1,334,624
Owens Corning	40,748	2,667,772

		4,002,396

Capital Markets — 3.7%
Affiliated Managers Group Inc.(b)	17,569	1,324,176

Security	Shares	Value

Capital Markets (continued)
Evercore Inc., Class A	15,321	$1,218,632
Federated Hermes Inc.	35,848	856,767
Invesco Ltd.	142,040	1,862,144
Janus Henderson Group PLC	56,885	1,382,306
Moelis & Co., Class A	20,808	774,058
Stifel Financial Corp.	25,865	1,512,068
Virtu Financial Inc., Class A	30,467	651,384

		9,581,535

Chemicals — 3.1%
Cabot Corp.	21,266	808,321
Chemours Co. (The)	61,989	1,248,459
Element Solutions Inc.(a)	82,727	969,560
Huntsman Corp.	74,907	1,819,491
Minerals Technologies Inc.	12,851	702,821
Olin Corp.	53,670	888,239
PQ Group Holdings Inc.(a)	14,913	172,394
Valvoline Inc.	69,832	1,373,595

		7,982,880

Commercial Services & Supplies — 0.4%
ADT Inc.	57,334	377,831
KAR Auction Services Inc.	48,673	708,679

		1,086,510

Communications Equipment — 0.4%
CommScope Holding Co. Inc.(a)	74,129	659,748
EchoStar Corp., Class A(a)(b)	18,982	439,623

		1,099,371

Construction & Engineering — 1.5%
Fluor Corp.	47,056	534,086
Quanta Services Inc.	52,068	3,250,605

		3,784,691

Consumer Finance — 0.8%
Navient Corp.	73,042	585,066
OneMain Holdings Inc.	28,404	991,016
Santander Consumer USA Holdings Inc.	27,381	556,930

		2,133,012

Containers & Packaging — 1.8%
Greif Inc., Class A, NVS	9,987	405,372
Sealed Air Corp.	58,729	2,325,081
Sonoco Products Co.	37,867	1,851,318

		4,581,771

Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B	1,562	594,091

Diversified Financial Services — 0.6%
Jefferies Financial Group Inc.	81,477	1,589,616

Electric Utilities — 2.1%
ALLETE Inc.	19,589	1,010,401
Hawaiian Electric Industries Inc.	41,200	1,361,248
IDACORP Inc.	19,036	1,670,028
Portland General Electric Co.	33,778	1,327,475

		5,369,152

Electrical Equipment — 1.1%
GrafTech International Ltd.	35,366	238,721
nVent Electric PLC	64,144	1,157,799
Regal Beloit Corp.	15,312	1,510,529

		2,907,049

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.7%
Arrow Electronics Inc.(a)	29,285	$2,281,009
Avnet Inc.	37,305	920,314
Belden Inc.	16,783	518,259
Flex Ltd.(a)	188,960	2,673,784
Jabil Inc.	51,123	1,694,216
Sanmina Corp.(a)	25,523	623,782
Vishay Intertechnology Inc.	49,929	809,849

		9,521,213

Energy Equipment & Services — 0.7%
Helmerich & Payne Inc.	40,481	601,952
National Oilwell Varco Inc.	146,552	1,231,037

		1,832,989

Entertainment — 0.1%
Cinemark Holdings Inc.	40,490	331,613

Equity Real Estate Investment Trusts (REITs) — 6.1%
Apple Hospitality REIT Inc.	78,191	774,091
Brixmor Property Group Inc.	111,905	1,226,479
Columbia Property Trust Inc.	43,180	456,844
CoreCivic Inc.	45,226	289,899
Empire State Realty Trust Inc., Class A	53,203	286,232
EPR Properties	28,102	669,952
Equity Commonwealth	45,871	1,211,912
GEO Group Inc. (The)	45,766	405,487
Kimco Realty Corp.	163,162	1,674,042
Lamar Advertising Co., Class A	32,591	2,019,338
National Health Investors Inc.	16,864	945,227
Park Hotels & Resorts Inc.	89,005	883,820
RLJ Lodging Trust(b)	62,241	509,131
Ryman Hospitality Properties Inc.	20,708	825,214
Sabra Health Care REIT Inc.	77,616	1,021,427
SL Green Realty Corp.	27,651	1,183,739
Sunstone Hotel Investors Inc.	81,219	602,645
Weingarten Realty Investors	45,355	719,330

		15,704,809

Food & Staples Retailing — 1.0%
Sprouts Farmers Market Inc.(a)(b)	44,552	848,716
U.S. Foods Holding Corp.(a)(b)	83,237	1,739,653

		2,588,369

Food Products — 1.0%
Ingredion Inc.	25,271	1,791,461
TreeHouse Foods Inc.(a)(b)	21,281	826,554

		2,618,015

Gas Utilities — 2.1%
National Fuel Gas Co.	34,322	1,371,507
New Jersey Resources Corp.	36,219	1,056,870
Northwest Natural Holding Co.	11,520	511,949
Southwest Gas Holdings Inc.	21,099	1,386,626
Spire Inc.	19,437	1,089,250

		5,416,202

Health Care Equipment & Supplies — 0.6%
Envista Holdings Corp.(a)	60,071	1,587,076

Health Care Providers & Services — 1.2%
Acadia Healthcare Co. Inc.(a)	33,595	1,197,662
Patterson Companies Inc.	32,662	812,467
Tenet Healthcare Corp.(a)	39,797	976,618

		2,986,747

Security	Shares	Value

Health Care Technology — 0.5%
Change Healthcare Inc.(a)	86,138	$1,218,853

Hotels, Restaurants & Leisure — 3.7%
Cracker Barrel Old Country Store Inc.	8,946	1,018,234
Extended Stay America Inc.	60,166	682,884
Norwegian Cruise Line Holdings Ltd.(a)(b)	103,977	1,729,137
Penn National Gaming Inc.(a)	54,342	2,933,381
Six Flags Entertainment Corp.	28,414	614,311
Wyndham Destinations Inc.	32,189	1,050,327
Wyndham Hotels & Resorts Inc.	35,145	1,634,594

		9,662,868

Household Durables — 2.6%
KB Home	33,244	1,072,119
MDC Holdings Inc.	18,865	821,005
Meritage Homes Corp.(a)	14,192	1,235,981
Taylor Morrison Home Corp.(a)	48,962	1,057,579
Toll Brothers Inc.	43,318	1,831,485
TRI Pointe Group Inc.(a)(b)	49,087	806,500

		6,824,669

Household Products — 0.7%
Energizer Holdings Inc.	22,001	865,739
Spectrum Brands Holdings Inc.	14,639	832,520

		1,698,259

Insurance — 5.7%
American Equity Investment Life Holding Co.	34,634	859,616
American National Group Inc.	3,436	236,397
Assured Guaranty Ltd.	31,223	797,123
Athene Holding Ltd., Class A(a)	47,640	1,528,291
Brighthouse Financial Inc.(a)	35,126	1,162,671
CNO Financial Group Inc.	53,524	950,051
Enstar Group Ltd.(a)(b)	4,995	858,491
First American Financial Corp.	42,070	1,875,901
Genworth Financial Inc., Class A(a)	190,587	749,007
Hanover Insurance Group Inc. (The)	14,235	1,361,720
Mercury General Corp.	10,037	408,606
National General Holdings Corp.	25,201	856,078
Old Republic International Corp.	106,668	1,736,555
Unum Group	76,813	1,356,518

		14,737,025

Internet & Direct Marketing Retail — 0.4%
Qurate Retail Inc., Series A	146,305	990,485

IT Services — 2.3%
Alliance Data Systems Corp.	17,972	926,277
DXC Technology Co.	95,895	1,766,386
Perspecta Inc.	51,614	925,439
Sabre Corp.	117,366	765,226
Science Applications International Corp.	21,943	1,675,787

		6,059,115

Leisure Products — 0.7%
Brunswick Corp./DE	29,864	1,902,635

Machinery — 4.3%
AGCO Corp.	23,169	1,784,708
Allison Transmission Holdings Inc.	42,708	1,543,894
Crane Co.	18,627	945,320
Gates Industrial Corp. PLC(a)	16,473	182,850
Hillenbrand Inc.	28,147	823,300
Kennametal Inc.	31,318	970,858
Meritor Inc.(a)	27,235	662,900

46	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Navistar International Corp.(a)	18,739	$807,838
Oshkosh Corp.	25,693	1,730,681
Timken Co. (The)	25,502	1,522,470

		10,974,819

Media — 0.6%
John Wiley & Sons Inc., Class A	16,457	509,509
TEGNA Inc.	82,681	994,652

		1,504,161

Metals & Mining — 2.4%
Alcoa Corp.(a)	70,230	907,372
Cleveland-Cliffs Inc.(b)	150,672	1,247,564
Commercial Metals Co.	44,975	928,734
Steel Dynamics Inc.	75,392	2,373,340
Worthington Industries Inc.	13,588	668,665

		6,125,675

Mortgage Real Estate Investment — 1.5%
Blackstone Mortgage Trust Inc., Class A	55,186	1,197,536
New Residential Investment Corp.	156,929	1,176,968
Starwood Property Trust Inc.	107,320	1,499,260

		3,873,764

Multi-Utilities — 1.9%
Avista Corp.	25,657	852,326
Black Hills Corp.	23,678	1,341,595
MDU Resources Group Inc.	75,647	1,797,373
NorthWestern Corp.	19,096	995,474

		4,986,768

Multiline Retail — 1.0%
Kohl’s Corp.	59,544	1,267,692
Macy’s Inc.(b)	116,004	720,385
Nordstrom Inc.(b)	40,877	494,611

		2,482,688

Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp.	107,705	617,150
Apache Corp.	142,484	1,182,617
Cimarex Energy Co.	38,538	977,709
CVR Energy Inc.	10,948	120,537
Delek U.S. Holdings Inc.	23,370	235,102
Devon Energy Corp.	144,483	1,290,233
EQT Corp.	103,921	1,573,364
Equitrans Midstream Corp.	153,451	1,114,054
Marathon Oil Corp.	297,976	1,179,985
Ovintiv Inc.	98,160	903,072
Southwestern Energy Co.(a)(b)	228,056	608,910
Targa Resources Corp.	87,995	1,412,320
World Fuel Services Corp.	23,938	503,895

		11,718,948

Personal Products — 0.7%
Coty Inc., Class A	106,828	309,801
Edgewell Personal Care Co.(a)	20,473	536,802
Nu Skin Enterprises Inc., Class A	19,406	957,686

		1,804,289

Pharmaceuticals — 1.1%
Nektar Therapeutics(a)(b)	67,542	1,069,865
Prestige Consumer Healthcare Inc.(a)	18,904	624,399
Reata Pharmaceuticals Inc., Class A(a)(b)	9,059	1,057,276

		2,751,540

Professional Services — 1.1%
ASGN Inc.(a)	19,813	1,321,131

Security	Shares	Value

Professional Services (continued)
ManpowerGroup Inc.	21,910	$1,487,032

		2,808,163

Real Estate Management & Development — 0.2%
Kennedy-Wilson Holdings Inc.	47,019	619,710

Road & Rail — 0.4%
Ryder System Inc.	20,324	1,001,160

Semiconductors & Semiconductor Equipment — 1.1%
First Solar Inc.(a)	31,980	2,783,699

Specialty Retail — 4.2%
Aaron’s Holdings Co. Inc.	25,335	1,324,007
AutoNation Inc.(a)(b)	22,055	1,251,180
Dick’s Sporting Goods Inc.	24,583	1,392,627
Foot Locker Inc.	39,328	1,450,417
Gap Inc. (The)	77,522	1,507,803
L Brands Inc.	88,060	2,818,800
Penske Automotive Group Inc.	12,104	619,241
Urban Outfitters Inc.(a)	25,798	576,327

		10,940,402

Technology Hardware, Storage & Peripherals — 0.8%
NCR Corp.(a)(b)	48,481	985,134
Xerox Holdings Corp.	67,536	1,173,776

		2,158,910

Textiles, Apparel & Luxury Goods — 3.8%
Capri Holdings Ltd.(a)(b)	56,744	1,204,108
Carter’s Inc.	16,466	1,341,156
Hanesbrands Inc.	131,343	2,110,682
PVH Corp.	26,762	1,559,957
Ralph Lauren Corp.	18,176	1,215,065
Tapestry Inc.	104,212	2,316,633

		9,747,601

Thrifts & Mortgage Finance — 2.3%
Capitol Federal Financial Inc.	49,650	569,982
MGIC Investment Corp.	127,785	1,285,517
New York Community Bancorp. Inc.	175,046	1,454,632
PennyMac Financial Services Inc.	15,542	789,845
Radian Group Inc.	72,296	1,297,713
Washington Federal Inc.	28,514	607,063

		6,004,752

Trading Companies & Distributors — 0.8%
Air Lease Corp.	40,373	1,099,760
Triton International Ltd.	25,687	947,337

		2,047,097

Transportation Infrastructure — 0.3%
Macquarie Infrastructure Corp.	27,532	710,326

Wireless Telecommunication Services — 0.3%
Telephone and Data Systems Inc.	37,492	637,364
U.S. Cellular Corp.(a)	5,605	163,218

		800,582

Total Common Stocks — 99.9% (Cost: $275,706,474)		257,918,425

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	14,019,891	$14,029,705
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	290,000	290,000

		14,319,705

Total Short-Term Investments — 5.5% (Cost: $14,316,341)		14,319,705

Total Investments in Securities — 105.4% (Cost: $290,022,815)		272,238,130

Other Assets, Less Liabilities — (5.4)%		(14,040,040)

Net Assets — 100.0%		$258,198,090

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$14,494,125	$—	$(459,536	)(a)	$7,676	$(12,560)	$14,029,705	14,019,891	$59,811	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	663,000	—	(373,000	)(a)	—	—	290,000	290,000	286		—
PennyMac Financial Services Inc.(c)	—	698,716	(53,451)		9,097	—	N/A	N/A	2,415		—
PennyMac Mortgage Investment Trust(c)	544,804	—	(856,948)		(329,294)	641,438	N/A	N/A	—		—

					$(312,521)	$628,878	$14,319,705		$62,512		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer an affiliate.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	3	12/18/20	$231	$(4,007)

48	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Morningstar Small-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,007

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$166,544

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(92,962)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$471,763

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$257,918,425	$—	$—	$257,918,425
Money Market Funds	14,319,705	—	—	14,319,705

	$272,238,130	$—	$—	$272,238,130

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,007)	$—	$—	$(4,007)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Statements of Assets and Liabilities (unaudited)

October 31, 2020

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF	iShares Morningstar Mid-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$750,491,415	$1,709,162,609	$440,243,071	$644,665,803
Affiliated(c)	9,103,217	5,186,221	420,000	7,466,576
Cash	14,463	24,694	14,563	15,397
Cash pledged:
Futures contracts	85,000	116,000	127,000	54,000
Receivables:
Securities lending income — Affiliated	51	3,328	—	1,145
Dividends	600,036	108,376	1,216,328	240,244

Total assets	760,294,182	1,714,601,228	442,020,962	652,443,165

LIABILITIES
Collateral on securities loaned, at value	—	3,375,601	—	6,626,124
Payables:
Variation margin on futures contracts	13,192	27,504	2,970	5,052
Investment advisory fees	136,259	382,379	97,876	142,795

Total liabilities	149,451	3,785,484	100,846	6,773,971

NET ASSETS	$760,144,731	$1,710,815,744	$441,920,116	$645,669,194

NET ASSETS CONSIST OF:
Paid-in capital	$628,799,183	$1,023,888,340	$474,213,225	$616,114,856
Accumulated earnings (loss)	131,345,548	686,927,404	(32,293,109)	29,554,338

NET ASSETS	$760,144,731	$1,710,815,744	$441,920,116	$645,669,194

Shares outstanding	4,050,000	6,700,000	4,600,000	3,250,000

Net asset value	$187.69	$255.35	$96.07	$198.67

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$3,223,010	$—	$6,450,252
(b) Investments, at cost — Unaffiliated	$596,930,390	$1,247,867,237	$443,795,116	$552,542,090
(c) Investments, at cost — Affiliated	$6,151,692	$5,181,903	$420,000	$7,465,914

See notes to financial statements.

50	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2020

	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,141,631,601	$325,215,675	$183,458,467	$280,109,254
Affiliated(c)	36,318,441	5,732,804	8,168,495	41,383,344
Cash	7,424	5,392	1,037	—
Cash pledged:
Futures contracts	97,000	33,000	15,000	22,000
Receivables:
Investments sold	3,734,132	—	—	3,120,110
Securities lending income — Affiliated	11,780	1,685	13,194	8,750
Dividends	108,215	384,333	65,931	1,136

Total assets	1,181,908,593	331,372,889	191,722,124	324,644,594

LIABILITIES
Bank overdraft	—	—	—	9,141
Collateral on securities loaned, at value	35,155,693	5,392,956	7,252,395	41,068,671
Payables:
Investments purchased	3,552,391	—	752,959	3,089,927
Variation margin on futures contracts	19,739	2,555	2,175	3,266
Investment advisory fees	304,129	86,354	40,297	72,032

Total liabilities	39,031,952	5,481,865	8,047,826	44,243,037

NET ASSETS	$1,142,876,641	$325,891,024	$183,674,298	$280,401,557

NET ASSETS CONSIST OF:
Paid-in capital	$926,364,659	$405,009,496	$218,781,999	$227,192,959
Accumulated earnings (loss)	216,511,982	(79,118,472)	(35,107,701)	53,208,598

NET ASSETS	$1,142,876,641	$325,891,024	$183,674,298	$280,401,557

Shares outstanding	3,550,000	2,450,000	1,150,000	1,150,000

Net asset value	$321.94	$133.02	$159.72	$243.83

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$33,080,301	$5,272,662	$6,984,514	$39,145,712
(b) Investments, at cost — Unaffiliated	$921,378,227	$337,028,018	$179,807,998	$218,798,342
(c) Investments, at cost — Affiliated	$36,298,291	$5,728,951	$8,165,728	$41,359,407

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2020

iShares Morningstar Small-Cap Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$257,918,425
Affiliated(c)	14,319,705
Cash	9,127
Cash pledged:
Futures contracts	22,000
Receivables:
Securities lending income — Affiliated	3,723
Dividends	137,284

Total assets	272,410,264

LIABILITIES
Collateral on securities loaned, at value	14,023,612
Payables:
Investments purchased	117,578
Variation margin on futures contracts	3,268
Investment advisory fees	67,716

Total liabilities	14,212,174

NET ASSETS	$258,198,090

NET ASSETS CONSIST OF:
Paid-in capital	$379,814,283
Accumulated loss	(121,616,193)

NET ASSETS	$258,198,090

Shares outstanding	2,350,000

Net asset value	$109.87

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$13,691,131
(b) Investments, at cost — Unaffiliated	$275,706,474
(c) Investments, at cost — Affiliated	$14,316,341

See notes to financial statements.

52	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended October 31, 2020

	iShares Morningstar Large-Cap ETF	iShares Morningstar Large-Cap Growth ETF	iShares Morningstar Large-Cap Value ETF	iShares Morningstar Mid-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$6,254,151	$4,660,028	$8,248,045	$4,673,355
Dividends — Affiliated	118,781	1,350	571	730
Securities lending income — Affiliated — net	4,835	80,681	88	32,235

Total investment income	6,377,767	4,742,059	8,248,704	4,706,320

EXPENSES
Investment advisory fees	785,117	2,194,228	563,499	803,751
Miscellaneous	—	264	264	—

Total expenses	785,117	2,194,492	563,763	803,751

Net investment income	5,592,650	2,547,567	7,684,941	3,902,569

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	6,565,510	(20,258,960)	(9,166,791)	(21,323,810)
Investments — Affiliated	156,143	16,805	—	20,361
In-kind redemptions — Unaffiliated	20,685,520	283,499,871	3,362,409	5,433,385
In-kind redemptions — Affiliated	295,322	—	—	—
Futures contracts	450,900	633,310	409,359	292,758

Net realized gain (loss)	28,153,395	263,891,026	(5,395,023)	(15,577,306)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	75,891,621	35,760,277	3,499,702	104,109,310
Investments — Affiliated	1,130,078	(23,613)	—	(23,139)
Futures contracts	(316,939)	(377,462)	(81,580)	(129,732)

Net change in unrealized appreciation (depreciation)	76,704,760	35,359,202	3,418,122	103,956,439

Net realized and unrealized gain (loss)	104,858,155	299,250,228	(1,976,901)	88,379,133

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$110,450,805	$301,797,795	$5,708,040	$92,281,702

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Operations (unaudited) (continued)

Six Months Ended October 31, 2020

	iShares Morningstar Mid-Cap Growth ETF	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar Small-Cap Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,711,260	$5,278,990	$1,471,313	$370,365
Dividends — Affiliated	408	478	196	149
Securities lending income — Affiliated — net	126,292	45,875	51,967	121,695
Foreign taxes withheld	—	(739)	(1,293)	(21)

Total investment income	1,837,960	5,324,604	1,522,183	492,188

EXPENSES
Investment advisory fees	1,423,983	505,975	232,091	363,734
Miscellaneous	264	264	—	264

Total expenses	1,424,247	506,239	232,091	363,998

Net investment income	413,713	4,818,365	1,290,092	128,190

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,648,813)	(34,165,235)	(9,772,058)	(9,447,972)
Investments — Affiliated	5,484	2,437	5,769	14,659
In-kind redemptions — Unaffiliated	20,861,482	(577,660)	(1,151,827)	12,125,431
Futures contracts	157,305	227,675	107,225	37,382

Net realized gain (loss)	16,375,458	(34,512,783)	(10,810,891)	2,729,500

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	165,797,534	66,711,709	31,477,991	49,922,234
Investments — Affiliated	(30,654)	(5,044)	(9,265)	(26,156)
Futures contracts	(96,122)	(59,315)	(16,577)	(16,361)

Net change in unrealized appreciation (depreciation)	165,670,758	66,647,350	31,452,149	49,879,717

Net realized and unrealized gain	182,046,216	32,134,567	20,641,258	52,609,217

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$182,459,929	$36,952,932	$21,931,350	$52,737,407

See notes to financial statements.

54	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended October 31, 2020

iShares Morningstar Small-Cap Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,249,279
Dividends — Affiliated	2,701
Securities lending income — Affiliated — net	59,811

Total investment income	3,311,791

EXPENSES
Investment advisory fees	390,851
Miscellaneous	264

Total expenses	391,115

Net investment income	2,920,676

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(43,538,709)
Investments — Affiliated	(281,998)
In-kind redemptions — Unaffiliated	(3,019,815)
In-kind redemptions — Affiliated	(30,523)
Futures contracts	166,544

Net realized loss	(46,704,501)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	73,597,703
Investments — Affiliated	628,878
Futures contracts	(92,962)

Net change in unrealized appreciation (depreciation)	74,133,619

Net realized and unrealized gain	27,429,118

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$30,349,794

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets

	iShares Morningstar Large-Cap ETF		iShares Morningstar Large-Cap Growth ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,592,650	$15,605,819	$2,547,567	$6,468,239
Net realized gain	28,153,395	69,701,863	263,891,026	86,230,545
Net change in unrealized appreciation (depreciation)	76,704,760	(85,548,713)	35,359,202	41,247,095

Net increase (decrease) in net assets resulting from operations	110,450,805	(241,031)	301,797,795	133,945,879

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,157,084)	(20,017,376)	(2,624,088)	(6,545,139)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(63,214,136)	(124,847,974)	(107,732,430)	287,700,863

NET ASSETS
Total increase (decrease) in net assets	42,079,585	(145,106,381)	191,441,277	415,101,603
Beginning of period	718,065,146	863,171,527	1,519,374,467	1,104,272,864

End of period	$760,144,731	$718,065,146	$1,710,815,744	$1,519,374,467

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

56	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Morningstar Large-Cap Value ETF		iShares Morningstar Mid-Cap ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,684,941	$15,483,963	$3,902,569	$9,795,166
Net realized gain (loss)	(5,395,023)	22,452,095	(15,577,306)	45,717,609
Net change in unrealized appreciation (depreciation)	3,418,122	(79,584,801)	103,956,439	(139,210,542)

Net increase (decrease) in net assets resulting from operations	5,708,040	(41,648,743)	92,281,702	(83,697,767)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,363,065)	(15,607,286)	(4,034,347)	(10,156,866)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(3,907,505)	11,742,819	(10,483,583)	(54,773,831)

NET ASSETS
Total increase (decrease) in net assets	(5,562,530)	(45,513,210)	77,763,772	(148,628,464)
Beginning of period	447,482,646	492,995,856	567,905,422	716,533,886

End of period	$441,920,116	$447,482,646	$645,669,194	$567,905,422

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets (continued)

	iShares Morningstar Mid-Cap Growth ETF			iShares Morningstar Mid-Cap Value ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$413,713	$1,689,566	$4,818,365	$13,200,591
Net realized gain (loss)	16,375,458	80,743,013	(34,512,783)	7,386,597
Net change in unrealized appreciation (depreciation)	165,670,758	(61,398,189)	66,647,350	(121,181,532)

Net increase (decrease) in net assets resulting from operations	182,459,929	21,034,390	36,952,932	(100,594,344)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(621,489)	(1,606,525)	(4,601,723)	(13,689,233)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	428,405,059	37,481,148	(37,508,104)	(18,192,795)

NET ASSETS
Total increase (decrease) in net assets	610,243,499	56,909,013	(5,156,895)	(132,476,372)
Beginning of period	532,633,142	475,724,129	331,047,919	463,524,291

End of period	$1,142,876,641	$532,633,142	$325,891,024	$331,047,919

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

58	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Morningstar Small-Cap ETF		iShares Morningstar Small-Cap Growth ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,290,092	$3,040,136	$128,190	$521,216
Net realized gain (loss)	(10,810,891)	17,783,994	2,729,500	8,121,255
Net change in unrealized appreciation (depreciation)	31,452,149	(60,283,790)	49,879,717	(21,553,768)

Net increase (decrease) in net assets resulting from operations	21,931,350	(39,459,660)	52,737,407	(12,911,297)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,384,573)	(3,363,152)	(155,909)	(599,016)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(21,987,812)	(9,094,043)	36,307,958	(10,228,865)

NET ASSETS
Total increase (decrease) in net assets	(1,441,035)	(51,916,855)	88,889,456	(23,739,178)
Beginning of period	185,115,333	237,032,188	191,512,101	215,251,279

End of period	$183,674,298	$185,115,333	$280,401,557	$191,512,101

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	iShares Morningstar Small-Cap Value ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,920,676	$8,831,055
Net realized loss	(46,704,501)	(28,001,959)
Net change in unrealized appreciation (depreciation)	74,133,619	(103,996,055)

Net increase (decrease) in net assets resulting from operations	30,349,794	(123,166,959)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,103,747)	(10,178,053)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(26,060,395)	(40,323,939)

NET ASSETS
Total increase (decrease) in net assets	1,185,652	(173,668,951)
Beginning of period	257,012,438	430,681,389

End of period	$258,198,090	$257,012,438

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

60	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap ETF
	Six Months Ended
	10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$163.20		$167.61	$152.32	$142.88	$120.58	$122.54

Net investment income(a)	1.32		3.22	3.24	2.93	2.57	2.27
Net realized and unrealized gain (loss)(b)	24.39		(3.51)	15.28	9.42	22.44	(1.27)

Net increase (decrease) from investment operations	25.71		(0.29)	18.52	12.35	25.01	1.00

Distributions(c)
From net investment income		(1.22)	(4.12)	(3.23)	(2.91)	(2.71)	(2.96)

Total distributions		(1.22)	(4.12)	(3.23)	(2.91)	(2.71)	(2.96)

Net asset value, end of period	$187.69		$163.20	$167.61	$152.32	$142.88	$120.58

Total Return
Based on net asset value	15.79	%(d)	(0.13)%	12.33%	8.66%	20.97%	0.87%

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.42	%(e)	1.90%	2.05%	1.91%	1.96%	1.91%

Supplemental Data
Net assets, end of period (000)	$760,145		$718,065	$863,172	$944,382	$814,433	$608,927

Portfolio turnover rate(f)	33	%(d)	49%	38%	46%	45%	39%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Growth ETF
	Six Months Ended
	10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$214.00		$190.39	$165.01	$136.27	$116.36	$118.09

Net investment income(a)	0.36		1.07	1.16	1.48	1.12	1.13
Net realized and unrealized gain (loss)(b)	41.37		23.64	25.47	28.70	19.88	(1.64)

Net increase (decrease) from investment operations	41.73		24.71	26.63	30.18	21.00	(0.51)

Distributions(c)
From net investment income		(0.38)	(1.10)	(1.25)	(1.44)	(1.09)	(1.22)

Total distributions		(0.38)	(1.10)	(1.25)	(1.44)	(1.09)	(1.22)

Net asset value, end of period	$255.35		$214.00	$190.39	$165.01	$136.27	$116.36

Total Return
Based on net asset value	19.51	%(d)	13.04%	16.21%	22.26%	18.15%	(0.44)%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.29	%(e)	0.54%	0.66%	0.97%	0.91%	0.96%

Supplemental Data
Net assets, end of period (000)	$1,710,816		$1,519,374	$1,104,273	$932,317	$729,026	$791,246

Portfolio turnover rate(f)	26	%(d)	28%	23%	48%	31%	22%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Large-Cap Value ETF
	Six Months Ended
	10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$96.23		$108.35	$101.09	$95.07	$85.03	$86.04

Net investment income(a)	1.70		3.29	2.97	2.55	2.53	2.56
Net realized and unrealized gain (loss)(b)		(0.23)	(12.07)	7.17	6.02	10.03	(1.03)

Net increase (decrease) from investment operations	1.47		(8.78)	10.14	8.57	12.56	1.53

Distributions(c)
From net investment income		(1.63)	(3.34)	(2.88)	(2.55)	(2.52)	(2.54)

Total distributions		(1.63)	(3.34)	(2.88)	(2.55)	(2.52)	(2.54)

Net asset value, end of period	$96.07		$96.23	$108.35	$101.09	$95.07	$85.03

Total Return
Based on net asset value	1.51	%(d)	(8.23)%	10.22%	9.07%	14.95%	1.92%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	3.41	%(e)	3.06%	2.86%	2.54%	2.78%	3.10%

Supplemental Data
Net assets, end of period (000)	$441,920		$447,483	$492,996	$374,024	$380,268	$289,101

Portfolio turnover rate(f)	22	%(d)	36%	24%	24%	31%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap ETF
	Six Months Ended
	10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$172.09		$196.31	$180.21	$168.00	$145.96	$151.49

Net investment income(a)	1.18		2.69	2.99	2.48	2.01	2.30
Net realized and unrealized gain (loss)(b)	26.61		(24.12)	16.17	12.13	22.68	(5.42)

Net increase (decrease) from investment operations	27.79		(21.43)	19.16	14.61	24.69	(3.12)

Distributions(c)
From net investment income		(1.21)	(2.79)	(3.06)	(2.40)	(2.65)	(2.41)

Total distributions		(1.21)	(2.79)	(3.06)	(2.40)	(2.65)	(2.41)

Net asset value, end of period	$198.67		$172.09	$196.31	$180.21	$168.00	$145.96

Total Return
Based on net asset value	16.18	%(d)	(10.99)%	10.79%	8.73%	17.06%	(2.03)%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.21	%(e)	1.39%	1.63%	1.40%	1.28%	1.59%

Supplemental Data
Net assets, end of period (000)	$645,669		$567,905	$716,534	$747,858	$747,607	$540,062

Portfolio turnover rate(f)	29	%(d)	55%	60%	50%	56%	51%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Growth ETF
	Six Months Ended
	10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$253.63		$243.96	$207.31	$177.31	$153.60	$165.11

Net investment income(a)	0.14		0.78	0.55	0.75	0.84	0.60
Net realized and unrealized gain (loss)(b)	68.37		9.66	36.74	30.14	23.76	(11.46)

Net increase (decrease) from investment operations	68.51		10.44	37.29	30.89	24.60	(10.86)

Distributions(c)
From net investment income		(0.20)	(0.77)	(0.64)	(0.89)	(0.89)	(0.65)

Total distributions		(0.20)	(0.77)	(0.64)	(0.89)	(0.89)	(0.65)

Net asset value, end of period	$321.94		$253.63	$243.96	$207.31	$177.31	$153.60

Total Return
Based on net asset value	27.02	%(d)	4.29%	18.03%	17.46%	16.06%	(6.58)%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.09	%(e)	0.31%	0.25%	0.38%	0.52%	0.39%

Supplemental Data
Net assets, end of period (000)	$1,142,877		$532,633	$475,724	$259,139	$212,773	$207,355

Portfolio turnover rate(f)	20	%(d)	26%	30%	43%	47%	44%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF
	Six Months Ended
	10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$120.38		$159.84	$157.66	$147.89	$125.61	$125.84

Net investment income(a)	1.87		4.51	3.69	3.26	2.87	2.86
Net realized and unrealized gain (loss)(b)	12.56		(39.25)	2.18	9.65	22.21	(0.12)

Net increase (decrease) from investment operations	14.43		(34.74)	5.87	12.91	25.08	2.74

Distributions(c)
From net investment income		(1.79)	(4.72)	(3.69)	(3.14)	(2.80)	(2.97)

Total distributions		(1.79)	(4.72)	(3.69)	(3.14)	(2.80)	(2.97)

Net asset value, end of period	$133.02		$120.38	$159.84	$157.66	$147.89	$125.61

Total Return
Based on net asset value	12.05	%(d)	(22.07)%	3.83%	8.81%	20.15%	2.29%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	2.86	%(e)	2.95%	2.36%	2.13%	2.06%	2.37%

Supplemental Data
Net assets, end of period (000)	$325,891		$331,048	$463,524	$417,801	$384,524	$194,702

Portfolio turnover rate(f)	36	%(d)	51%	35%	45%	38%	38%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF
	Six Months Ended
	10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$142.40		$175.58	$170.30	$161.10	$134.45	$140.33

Net investment income(a)	1.09		2.29	2.30	1.96	1.67	2.05
Net realized and unrealized gain (loss)(b)	17.41		(32.93)	5.37	9.40	27.48	(5.99)

Net increase (decrease) from investment operations	18.50		(30.64)	7.67	11.36	29.15	(3.94)

Distributions(c)
From net investment income		(1.18)	(2.54)	(2.39)	(2.16)	(2.50)	(1.94)

Total distributions		(1.18)	(2.54)	(2.39)	(2.16)	(2.50)	(1.94)

Net asset value, end of period	$159.72		$142.40	$175.58	$170.30	$161.10	$134.45

Total Return
Based on net asset value	13.04	%(d)	(17.58)%	4.56%	7.09%	21.86%	(2.78)%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.39	%(e)	1.34%	1.33%	1.18%	1.13%	1.53%

Supplemental Data
Net assets, end of period (000)	$183,674		$185,115	$237,032	$246,938	$241,644	$194,947

Portfolio turnover rate(f)	43	%(d)	62%	67%	56%	66%	65%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Growth ETF
	Six Months Ended
	10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$191.51		$205.00	$183.04	$154.83	$130.57	$139.32

Net investment income(a)	0.12		0.49	0.24	0.72	0.86	0.83
Net realized and unrealized gain (loss)(b)	52.36		(13.42)	22.31	28.26	25.25	(8.79)

Net increase (decrease) from investment operations	52.48		(12.93)	22.55	28.98	26.11	(7.96)

Distributions(c)
From net investment income		(0.16)	(0.56)	(0.59)	(0.77)	(1.85)	(0.79)

Total distributions		(0.16)	(0.56)	(0.59)	(0.77)	(1.85)	(0.79)

Net asset value, end of period	$243.83		$191.51	$205.00	$183.04	$154.83	$130.57

Total Return
Based on net asset value	27.41	%(d)	(6.32)%	12.35%	18.75%	20.10%	(5.73)%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	0.11	%(e)	0.24%	0.12%	0.42%	0.60%	0.62%

Supplemental Data
Net assets, end of period (000)	$280,402		$191,512	$215,251	$164,737	$116,125	$110,984

Portfolio turnover rate(f)	31	%(d)	57%	55%	51%	63%	59%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap Value ETF
	Six Months Ended
	10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$98.85		$143.56	$144.25	$143.75	$122.26	$128.47

Net investment income(a)	1.21		3.05	3.25	2.58	3.08	3.04
Net realized and unrealized gain (loss)(b)	11.11		(44.22)	(0.69)	0.61	21.83	(6.28)

Net increase (decrease) from investment operations	12.32		(41.17)	2.56	3.19	24.91	(3.24)

Distributions(c)
From net investment income		(1.30)	(3.54)	(3.25)	(2.69)	(3.42)	(2.97)

Total distributions		(1.30)	(3.54)	(3.25)	(2.69)	(3.42)	(2.97)

Net asset value, end of period	$109.87		$98.85	$143.56	$144.25	$143.75	$122.26

Total Return
Based on net asset value	12.53	%(d)	(29.05)%	1.83%	2.23%	20.58%	(2.42)%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	2.24	%(e)	2.34%	2.24%	1.78%	2.29%	2.56%

Supplemental Data
Net assets, end of period (000)	$258,198		$257,012	$430,681	$447,161	$481,551	$379,000

Portfolio turnover rate(f)	50	%(d)	65%	48%	54%	48%	51%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Large-Cap	Diversified
Morningstar Large-Cap Growth	Diversified
Morningstar Large-Cap Value	Diversified
Morningstar Mid-Cap	Diversified
Morningstar Mid-Cap Growth	Diversified
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar Small-Cap Growth	Diversified
Morningstar Small-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

70	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement, or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Morningstar Large-Cap Growth
Goldman Sachs & Co.	$1,889,754	$1,889,754		$—	$—
Morgan Stanley & Co. LLC	1,333,256	1,333,256		—	—

	3,223,010	3,223,010		—	$—

Morningstar Mid-Cap
Barclays Bank PLC	$15,194	$15,194		$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,272,235	1,272,235		—	—
BNP Paribas Securities Corp.	13,394	13,394		—	—
Credit Suisse Securities (USA) LLC	1,594,927	1,594,927		—	—
JPMorgan Securities LLC	2,357,010	2,357,010		—	—
UBS Securities LLC	1,197,492	1,197,492		—	—

	6,450,252	6,450,252		—	—

Morningstar Mid-Cap Growth
Barclays Bank PLC	$23,253	$23,253		$—	$—
BNP Paribas Prime Brokerage International Ltd.	897,832	897,832		—	—
BofA Securities, Inc.	381,295	381,295		—	—
Citigroup Global Markets Inc.	210,094	210,094		—	—
Credit Suisse Securities (USA) LLC	1,414,386	1,414,386		—	—
Goldman Sachs & Co.	6,156,828	6,116,881		—	(39,947	)(b)
Jefferies LLC	6,955,470	6,955,470		—	—
JPMorgan Securities LLC	13,232,210	13,232,210		—	—
Morgan Stanley & Co. LLC	2,328,893	2,328,893		—	—
RBC Capital Markets LLC	113,775	113,775		—	—
State Street Bank & Trust Company	165,920	165,920		—	—
UBS Securities LLC	836,820	836,820		—	—
Virtu Americas LLC	363,525	363,525		—	—

	33,080,301	33,040,354		—	(39,947)

Morningstar Mid-Cap Value
Goldman Sachs & Co.	$459,829	459,829		$—	$—
HSBC Bank PLC	362	362		—	—
JPMorgan Securities LLC	9,391	9,391		—	—
Morgan Stanley & Co. LLC	518,326	518,134		—	(192	)(b)
SG Americas Securities LLC	2,263,454	2,263,454		—	—
State Street Bank & Trust Company	1,618,558	1,618,558		—	—
Wells Fargo Bank, National Association	402,742	402,742		—	—

	5,272,662	5,272,470		—	(192)

72	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Morningstar Small-Cap
Barclays Bank PLC	$2,871,838	$2,871,838		$—	$—
BNP Paribas Prime Brokerage International Ltd.	174,134	174,134		—	—
BNP Paribas Securities Corp.	352,170	352,170		—	—
Citigroup Global Markets Inc.	13,069	13,069		—	—
Credit Suisse Securities (USA) LLC	87,312	87,312		—	—
Goldman Sachs & Co.	918,777	883,462		—	(35,315	)(b)
Jefferies LLC	3,802	3,802		—	—
JPMorgan Securities LLC	3,170	3,170		—	—
Morgan Stanley & Co. LLC	724,865	724,865		—	—
National Financial Services LLC	841,489	841,489		—	—
Nomura Securities International Inc.	10,564	10,564		—	—
State Street Bank & Trust Company	355,522	355,522		—	—
UBS Securities LLC	505,582	505,582		—	—
Wells Fargo Bank, National Association	122,220	122,220		—	—

	6,984,514	6,949,199		—	(35,315)

Morningstar Small-Cap Growth
Barclays Bank PLC	$784,974	$784,974		$—	$—
Barclays Capital Inc.	366,900	366,900		—	—
BMO Capital Markets	36,985	36,985		—	—
BNP Paribas Prime Brokerage International Ltd.	3,519,036	3,519,036		—	—
BNP Paribas Securities Corp.	214,309	214,309		—	—
BofA Securities, Inc.	2,123,340	2,123,340		—	—
Citadel Clearing LLC	1,681,941	1,681,941		—	—
Citigroup Global Markets Inc.	3,096,798	3,096,798		—	—
Credit Suisse Securities (USA) LLC	686,726	686,726		—	—
Deutsche Bank Securities Inc.	90,672	90,672		—	—
Goldman Sachs & Co.	4,636,173	4,636,173		—	—
HSBC Bank PLC	12,132	12,132		—	—
Jefferies LLC	1,095,267	1,095,267		—	—
JPMorgan Securities LLC	5,015,171	5,015,171		—	—
Morgan Stanley & Co. LLC	11,087,062	11,087,062		—	—
National Financial Services LLC	330,747	327,010		—	(3,737	)(b)
Natixis Securities Americas LLC	23,526	23,526		—	—
Nomura Securities International Inc.	26,109	26,109		—	—
SG Americas Securities LLC	356,480	356,480		—	—
State Street Bank & Trust Company	630,881	630,881		—	—
UBS AG	789,741	789,741		—	—
UBS Securities LLC	1,180,141	1,180,141		—	—
Virtu Americas LLC	653,968	653,968		—	—
Wells Fargo Bank, National Association	180,163	180,163		—	—
Wells Fargo Securities LLC	526,470	526,470		—	—

	39,145,712	39,141,975		—	(3,737)

Morningstar Small-Cap Value
Barclays Bank PLC	$995,851	$995,851		$—	$—
BNP Paribas Prime Brokerage International Ltd.	1,829,779	1,829,779		—	—
Citigroup Global Markets Inc.	3,220,120	3,191,846		—	(28,274	)(b)
Goldman Sachs & Co.	1,694,853	1,694,853		—	—
HSBC Bank PLC	415,063	415,063		—	—
JPMorgan Securities LLC	1,841,207	1,841,207		—	—
Morgan Stanley & Co. LLC	2,422,762	2,422,762		—	—
National Financial Services LLC	281,396	281,396		—	—
RBC Capital Markets LLC	13,896	13,896		—	—
SG Americas Securities LLC	34,374	34,374		—	—
State Street Bank & Trust Company	233,853	233,853		—	—
Wells Fargo Bank, National Association	707,977	707,977		—	—

	13,691,131	13,662,857		—	(28,274)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Morningstar Large-Cap	0.20%
Morningstar Large-Cap Growth	0.25
Morningstar Large-Cap Value	0.25
Morningstar Mid-Cap	0.25
Morningstar Mid-Cap Growth	0.30
Morningstar Mid-Cap Value	0.30
Morningstar Small-Cap	0.25
Morningstar Small-Cap Growth	0.30
Morningstar Small-Cap Value	0.30

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

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Notes to Financial Statements (unaudited) (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Morningstar Large-Cap	$1,966
Morningstar Large-Cap Growth	32,025
Morningstar Large-Cap Value	37
Morningstar Mid-Cap	13,152
Morningstar Mid-Cap Growth	52,547
Morningstar Mid-Cap Value	16,425
Morningstar Small-Cap	19,295
Morningstar Small-Cap Growth	47,294
Morningstar Small-Cap Value	22,624

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Morningstar Large-Cap	$145,012,856	$135,672,890	$(9,236,206)
Morningstar Large-Cap Growth	173,748,073	208,025,577	(12,940,752)
Morningstar Large-Cap Value	46,095,099	56,810,512	(3,948,424)
Morningstar Mid-Cap	114,124,350	96,210,898	(12,569,892)
Morningstar Mid-Cap Growth	59,453,954	82,983,783	2,198,939
Morningstar Mid-Cap Value	69,494,990	64,936,911	(21,194,745)
Morningstar Small-Cap	49,700,616	36,023,787	463,492
Morningstar Small-Cap Growth	30,405,111	21,458,639	(4,002,040)
Morningstar Small-Cap Value	81,208,919	44,487,666	(16,174,618)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

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Notes to Financial Statements (unaudited) (continued)

iShares ETF	Purchases	Sales

Morningstar Large-Cap	$257,975,155	$256,456,047
Morningstar Large-Cap Growth	454,241,105	453,387,471
Morningstar Large-Cap Value	95,970,956	95,996,371
Morningstar Mid-Cap	185,151,500	184,588,671
Morningstar Mid-Cap Growth	186,128,383	186,096,447
Morningstar Mid-Cap Value	119,494,268	119,184,849
Morningstar Small-Cap	77,922,245	78,343,979
Morningstar Small-Cap Growth	73,383,284	73,313,845
Morningstar Small-Cap Value	127,377,669	127,215,659

For the six months ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Morningstar Large-Cap	$18,371,051	$81,433,696
Morningstar Large-Cap Growth	566,391,084	673,833,910
Morningstar Large-Cap Value	14,759,531	18,786,280
Morningstar Mid-Cap	18,233,277	28,684,802
Morningstar Mid-Cap Growth	471,699,538	44,143,103
Morningstar Mid-Cap Value	6,707,577	44,055,473
Morningstar Small-Cap	—	21,338,594
Morningstar Small-Cap Growth	68,960,183	32,592,457
Morningstar Small-Cap Value	—	25,315,066

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Morningstar Large-Cap	$52,315,213
Morningstar Large-Cap Growth	24,749,804
Morningstar Large-Cap Value	10,108,212
Morningstar Mid-Cap	45,083,340
Morningstar Mid-Cap Growth	16,439,742
Morningstar Mid-Cap Value	19,542,132
Morningstar Small-Cap	27,272,705
Morningstar Small-Cap Growth	7,569,180
Morningstar Small-Cap Value	50,593,712

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Morningstar Large-Cap	$604,479,566	$174,345,356	$(19,258,623)	$155,086,733
Morningstar Large-Cap Growth	1,254,853,984	473,576,502	(14,084,244)	459,492,258
Morningstar Large-Cap Value	448,233,043	50,399,450	(58,022,045)	(7,622,595)
Morningstar Mid-Cap	561,655,885	129,740,256	(39,302,666)	90,437,590
Morningstar Mid-Cap Growth	958,371,642	236,032,719	(16,501,609)	219,531,110
Morningstar Mid-Cap Value	345,681,074	31,846,130	(46,572,264)	(14,726,134)
Morningstar Small-Cap	188,560,457	23,094,440	(20,027,915)	3,066,525
Morningstar Small-Cap Growth	260,981,392	72,665,687	(12,147,902)	60,517,785
Morningstar Small-Cap Value	291,872,162	26,565,727	(46,203,766)	(19,638,039)

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Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/20		Year Ended 04/30/20
iShares ETF	Shares	Amount	Shares	Amount

Morningstar Large-Cap
Shares sold	100,000	$18,425,444	1,500,000	$259,485,127
Shares redeemed	(450,000)	(81,639,580)	(2,250,000)	(384,333,101)

Net decrease	(350,000)	(63,214,136)	(750,000)	(124,847,974)

Morningstar Large-Cap Growth
Shares sold	2,400,000	567,277,791	2,850,000	588,806,800
Shares redeemed	(2,800,000)	(675,010,221)	(1,550,000)	(301,105,937)

Net increase (decrease)	(400,000)	(107,732,430)	1,300,000	287,700,863

Morningstar Large-Cap Value
Shares sold	150,000	14,935,914	1,800,000	196,396,198
Shares redeemed	(200,000)	(18,843,419)	(1,700,000)	(184,653,379)

Net increase (decrease)	(50,000)	(3,907,505)	100,000	11,742,819

Morningstar Mid-Cap
Shares sold	100,000	18,445,806	750,000	145,981,686
Shares redeemed	(150,000)	(28,929,389)	(1,100,000)	(200,755,517)

Net decrease	(50,000)	(10,483,583)	(350,000)	(54,773,831)

Morningstar Mid-Cap Growth
Shares sold	1,600,000	472,621,317	1,300,000	317,949,595
Shares redeemed	(150,000)	(44,216,258)	(1,150,000)	(280,468,447)

Net increase	1,450,000	428,405,059	150,000	37,481,148

Morningstar Mid-Cap Value
Shares sold	50,000	6,743,834	600,000	90,092,517
Shares redeemed	(350,000)	(44,251,938)	(750,000)	(108,285,312)

Net decrease	(300,000)	(37,508,104)	(150,000)	(18,192,795)

Morningstar Small-Cap
Shares sold	—	—	250,000	43,217,116
Shares redeemed	(150,000)	(21,987,812)	(300,000)	(52,311,159)

Net decrease	(150,000)	(21,987,812)	(50,000)	(9,094,043)

Morningstar Small-Cap Growth
Shares sold	300,000	69,106,338	200,000	40,132,134
Shares redeemed	(150,000)	(32,798,380)	(250,000)	(50,360,999)

Net increase (decrease)	150,000	36,307,958	(50,000)	(10,228,865)

Morningstar Small-Cap Value
Shares sold	—	—	400,000	53,954,280
Shares redeemed	(250,000)	(26,060,395)	(800,000)	(94,278,219)

Net decrease	(250,000)	(26,060,395)	(400,000)	(40,323,939)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit

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Notes to Financial Statements (unaudited) (continued)

alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Morningstar Mid-Cap Value ETF received proceeds of $404,668 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Board Review and Approval of Investment Advisory Contract

iShares Morningstar Large-Cap ETF, iShares Morningstar Mid-Cap Growth ETF, iShares Morningstar Mid-Cap Value ETF, iShares Morningstar Small-Cap ETF, iShares Morningstar Small-Cap Growth ETF, iShares Morningstar Small-Cap Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA

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Board Review and Approval of Investment Advisory Contract (continued)

and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Morningstar Large-Cap Growth ETF, iShares Morningstar Large-Cap Value ETF, iShares Morningstar Mid-Cap ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	81

Board Review and Approval of Investment Advisory Contract (continued)

BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the overall fund expenses (net of waivers and reimbursements) for the Fund were within range of the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	83

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Morningstar Large-Cap(a)	$1.212646	$—	$0.009866	$1.222512	99%	—%	1%		100%
Morningstar Large-Cap Growth(a)	0.369334	—	0.009532	0.378866	97	—	3		100
Morningstar Large-Cap Value(a)	1.624399	—	0.002651	1.627050	100	—	0	(b)	100
Morningstar Mid-Cap(a)	1.000501	—	0.206131	1.206632	83	—	17		100
Morningstar Mid-Cap Growth(a)	0.199715	—	0.003968	0.203683	98	—	2		100
Morningstar Mid-Cap Value(a)	1.562930	—	0.229345	1.792275	87	—	13		100
Morningstar Small-Cap(a)	0.979971	—	0.201997	1.181968	83	—	17		100
Morningstar Small-Cap Growth(a)	0.133455	—	0.022454	0.155909	86	—	14		100
Morningstar Small-Cap Value(a)	1.107744	—	0.188805	1.296549	85	—	15		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	85

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-404-1020

OCTOBER 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Cohen & Steers REIT ETF | ICF | Cboe BZX
•	iShares Core U.S. REIT ETF | USRT | NYSE Arca
•	iShares Global REIT ETF | REET | NYSE Arca
•	iShares International Developed Real Estate ETF | IFGL | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of October 31, 2020 has been a time of sudden change in global financial markets, as the emergence and spread of the coronavirus (or “COVID-19”) led to a vast disruption in the global economy and financial markets. Prior to the outbreak of the virus, U.S. equities and bonds both delivered solid returns, despite fears and doubts about the economy that were ultimately laid to rest with unprecedented monetary stimulus and a sluggish yet resolute performance from the U.S. economy. But as the threat from the coronavirus became more apparent throughout February and March 2020, countries around the world took economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

After markets hit their lowest point of the reporting period in late March 2020, a steady recovery ensued, as businesses began to re-open and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs in early September 2020 before retreating amid concerns about a second wave of infections. In the United States, large-capitalization stocks advanced, outperforming small-capitalization stocks, which declined marginally during the reporting period. International equities from developed economies declined, significantly lagging emerging market stocks, which rebounded sharply.

During the market downturn, the performance of different types of fixed-income securities initially diverged due to a reduced investor appetite for risk. U.S. Treasuries benefited from the risk-off environment, and posted solid returns, as the 10-year U.S. Treasury yield (which is inversely related to bond prices) touched an all-time low. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and both investment-grade and high-yield bonds recovered to post positive returns.

The Fed took an accommodative monetary stance in late 2019 to support slowing economic growth. After the coronavirus outbreak, the Fed instituted two emergency interest rate cuts, pushing short-term interest rates close to zero. To stabilize credit markets, the Fed also implemented a new bond-buying program, as did several other central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion is likely to continue as economic activity resumes. Several risks remain, however, including a potential resurgence of the coronavirus amid loosened restrictions, policy fatigue among governments already deep into deficit spending, and structural damage to the financial system from lengthy economic interruptions.

Overall, we favor a moderately positive stance toward risk, and in particular toward credit given the extraordinary central bank measures taken in recent months. This support extends beyond investment-grade corporates and into high-yield, leading to attractive opportunities in that end of the market. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments. We remain neutral on equities overall while favoring emerging market stocks and tilting toward the quality factor for its resilience.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2020

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	13.29%	9.71%

U.S. small cap equities (Russell 2000® Index)	18.13	(0.14)

International equities (MSCI Europe, Australasia, Far East Index)	8.57	(6.86)

Emerging market equities (MSCI Emerging Markets Index)	20.96	8.25

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.92

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(1.63)	8.92

U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	1.27	6.19

Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.87	3.55

U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	10.73	3.42

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

Fund Summary as of October 31, 2020	iShares® Cohen & Steers REIT ETF

Investment Objective

The iShares Cohen & Steers REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs), as represented by the Cohen & Steers Realty Majors Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.51%	(15.37)%	3.49%	7.71%	(15.37)%	18.70%	110.24%
Fund Market	0.57	(15.39)	3.49	7.72	(15.39)	18.73	110.31
Index	0.76	(15.00)	3.86	8.09	(15.00)	20.86	117.63

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,005.10	$1.67		$1,000.00	$1,023.50	$1.68		0.33%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Specialized REITs	39.7%
Residential REITs	20.3
Industrial REITs	11.0
Retail REITs	11.0
Office REITs	9.1
Health Care REITs	7.4
Hotel & Resort REITs	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Prologis Inc.	8.2%
Equinix Inc.	8.0
American Tower Corp.	7.7
Digital Realty Trust Inc.	7.7
Public Storage	6.9
SBA Communications Corp.	6.4
Welltower Inc.	4.5
Realty Income Corp.	4.0
AvalonBay Communities Inc.	3.9
Simon Property Group Inc.	3.8

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2020	iShares® Core U.S. REIT ETF

Investment Objective

The iShares Core U.S. REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate equities, as represented by the FTSE Nareit Equity REITs Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.96%	(21.44)%	2.18%	6.57%	(21.44)%	11.38%	88.95%
Fund Market	2.03	(21.44)	2.18	6.57	(21.44)	11.40	88.93
Index	2.00	(21.38)	2.26	6.88	(21.38)	11.82	94.48

Index performance through November 2, 2016 reflects the performance of the FTSE NAREIT Real Estate 50 Index. Index performance beginning on November 3, 2016 reflects the performance of the FTSE Nareit Equity REITS Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,019.60	$0.41		$1,000.00	$1,024.80	$0.41		0.08%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Specialized REITs	28.1%
Residential REITs	17.8
Industrial REITs	15.6
Health Care REITs	11.4
Retail REITs	10.7
Office REITs	9.1
Diversified REITs	4.5
Hotel & Resort REITs	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Prologis Inc.	9.2%
Equinix Inc.	8.1
Digital Realty Trust Inc.	4.8
Public Storage	4.3
Welltower Inc.	2.8
Realty Income Corp.	2.5
AvalonBay Communities Inc.	2.5
Simon Property Group Inc.	2.4
Alexandria Real Estate Equities Inc.	2.4
Equity Residential	2.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2020	iShares® Global REIT ETF

Investment Objective

The iShares Global REIT ETF (the “Fund”) seeks to track the investment results of an index composed of global real estate equities in developed and emerging markets, as represented by the FTSE EPRA Nareit Global REITS Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.39%	(25.02)%	0.35%	1.31%	(25.02)%	1.75%	8.54%
Fund Market	2.04	(24.98)	0.32	1.33	(24.98)	1.62	8.69
Index	0.93	(25.67)	(0.48)	0.51	(25.67)	(2.38)	3.27

The inception date of the Fund was 7/8/14. The first day of secondary market trading was 7/10/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,013.90	$0.71		$1,000.00	$1,024.50	$0.71		0.14%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrial REITs	18.6%
Retail REITs	15.8
Residential REITs	15.8
Specialized REITs	13.7
Office REITs	12.7
Diversified REITs	11.4
Health Care REITs	9.5
Hotel & Resort REITs	2.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	66.1%
Japan	9.7
United Kingdom	5.5
Australia	4.0
Singapore	3.7
Canada	3.3
France	1.8
Hong Kong	1.6
Belgium	1.5
Mexico	0.5

(a)	Excludes money market funds.

6	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2020	iShares® International Developed Real Estate ETF

Investment Objective

The iShares International Developed Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the FTSE EPRA Nareit Developed ex-U.S. Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.52%	(20.52)%	0.38%	2.57%	(20.52)%	1.92%	28.86%
Fund Market	3.20	(20.33)	0.51	2.50	(20.33)	2.58	28.05
Index	2.20	(20.45)	0.56	2.87	(20.45)	2.84	32.76

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/20)	Ending Account Value (10/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,025.20	$2.45		$1,000.00	$1,022.80	$2.45		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Real Estate Operating Companies	25.6%
Diversified Real Estate Activities	14.7
Retail REITs	13.4
Diversified REITs	12.8
Industrial REITs	11.4
Office REITs	10.2
Residential REITs	4.7
Real Estate Development	2.7
Health Care REITs	1.9
Specialized REITs	1.3
Other (each representing less than 1%)	1.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	25.6%
Germany	13.3
Hong Kong	12.8
United Kingdom	10.3
Singapore	7.5
Australia	7.0
Canada	6.1
Sweden	4.8
France	3.2
Switzerland	2.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® Cohen & Steers REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 7.4%
Ventas Inc.	1,310,518	$51,726,145
Welltower Inc.	1,466,498	78,853,598

		130,579,743

Hotel & Resort REITs — 1.5%
Host Hotels & Resorts Inc.	2,476,718	25,956,005

Industrial REITs — 11.0%
Duke Realty Corp.	1,294,033	49,160,313
Prologis Inc.	1,453,609	144,198,013

		193,358,326

Office REITs — 9.1%
Alexandria Real Estate Equities Inc.	411,999	62,426,089
Boston Properties Inc.	507,568	36,752,999
Cousins Properties Inc.	521,164	13,279,259
Douglas Emmett Inc.	579,085	13,666,406
Kilroy Realty Corp.	371,443	17,487,536
Vornado Realty Trust	557,636	17,136,154

		160,748,443

Residential REITs — 20.3%
American Campus Communities Inc.	482,815	18,086,250
AvalonBay Communities Inc.	494,352	68,779,194
Equity LifeStyle Properties Inc.	595,074	35,222,430
Equity Residential	1,228,753	57,726,816
Essex Property Trust Inc.	229,793	47,013,350
Invitation Homes Inc.	1,910,119	52,069,844
Sun Communities Inc.	345,198	47,509,601
UDR Inc.	1,035,860	32,360,266

		358,767,751

Retail REITs — 10.9%
Federal Realty Investment Trust	246,788	16,974,079
National Retail Properties Inc.	604,435	19,347,964

Security	Shares	Value

Retail REITs (continued)
Realty Income Corp.	1,206,334	$69,798,485
Regency Centers Corp.	554,490	19,734,299
Simon Property Group Inc.	1,074,012	67,458,694

		193,313,521

Specialized REITs — 39.7%
American Tower Corp.	592,876	136,153,973
Digital Realty Trust Inc.	942,516	136,005,059
Equinix Inc.	192,915	141,067,165
Extra Space Storage Inc.	453,450	52,577,527
Public Storage	528,043	120,958,810
SBA Communications Corp.	392,110	113,856,981

		700,619,515

Total Common Stocks — 99.9% (Cost: $1,838,809,490)		1,763,343,304

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(a)(b)	2,040,000	2,040,000

Total Short -Term Investments — 0.1% (Cost: $2,040,000)		2,040,000

Total Investments in Securities — 100.0% (Cost: $1,840,849,490)		1,765,383,304

Other Assets, Less Liabilities — 0.0%		627,566

Net Assets — 100.0%		$1,766,010,870

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$56,103,503	$—	$(56,090,150	)(b)	$18,999	$(32,352)	$—	—	$76,125	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,230,000	—	(2,190,000	)(b)	—	—	2,040,000	2,040,000	2,619		—

					$18,999	$(32,352)	$2,040,000		$78,744		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Cohen & Steers REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	82	12/18/20	$2,487	$(22,826)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$22,826

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$367,055

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(362,506)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,057,510

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,763,343,304	$—	$—	$1,763,343,304
Money Market Funds	2,040,000	—	—	2,040,000

	$1,765,383,304	$—	$—	$1,765,383,304

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(22,826)	$—	$—	$(22,826)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2020	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 4.4%
Alexander & Baldwin Inc.	123,214	$1,583,300
American Assets Trust Inc.	85,949	1,798,913
Armada Hoffler Properties Inc.	98,265	885,368
Colony Capital Inc.	822,823	2,929,250
Empire State Realty Trust Inc., Class A	249,046	1,339,867
Essential Properties Realty Trust Inc.	158,470	2,617,924
Gladstone Commercial Corp.	57,708	937,755
Global Net Lease Inc.	154,466	2,198,051
One Liberty Properties Inc.	27,450	423,554
PS Business Parks Inc.	34,441	3,927,307
STORE Capital Corp.	401,480	10,318,036
VEREIT Inc.	1,860,859	11,537,326
Washington REIT	141,356	2,470,903
WP Carey Inc.	294,897	18,463,501

		61,431,055

Health Care REITs — 11.4%
CareTrust REIT Inc.	163,687	2,799,048
Community Healthcare Trust Inc.	36,865	1,706,849
Diversified Healthcare Trust	408,878	1,183,702
Global Medical REIT Inc.	71,958	894,438
Healthcare Realty Trust Inc.	231,510	6,435,978
Healthcare Trust of America Inc., Class A	374,562	9,101,857
Healthpeak Properties Inc.	929,635	25,072,256
LTC Properties Inc.	66,406	2,192,062
Medical Properties Trust Inc.	896,244	15,971,068
National Health Investors Inc.	73,721	4,132,062
New Senior Investment Group Inc.	140,628	549,855
Omega Healthcare Investors Inc.	387,718	11,170,156
Physicians Realty Trust	357,600	6,029,136
Sabra Health Care REIT Inc.	351,974	4,631,978
Universal Health Realty Income Trust	22,196	1,186,820
Ventas Inc.	643,472	25,397,840
Welltower Inc.	720,998	38,768,062

		157,223,167

Hotel & Resort REITs — 2.8%
Apple Hospitality REIT Inc.	361,206	3,575,939
Chatham Lodging Trust	79,025	580,834
CorePoint Lodging Inc.	67,931	324,710
DiamondRock Hospitality Co.	342,709	1,692,982
Hersha Hospitality Trust	60,444	296,176
Host Hotels & Resorts Inc.	1,204,874	12,627,080
Park Hotels & Resorts Inc.	405,023	4,021,878
Pebblebrook Hotel Trust	223,476	2,677,243
RLJ Lodging Trust	281,236	2,300,511
Ryman Hospitality Properties Inc.	86,274	3,438,019
Service Properties Trust	281,341	2,028,469
Summit Hotel Properties Inc.	176,030	929,438
Sunstone Hotel Investors Inc.	368,296	2,732,756
Xenia Hotels & Resorts Inc.	194,492	1,602,614

		38,828,649

Industrial REITs — 15.5%
Americold Realty Trust	350,842	12,711,005
Duke Realty Corp.	635,015	24,124,220
EastGroup Properties Inc.	66,213	8,811,626
First Industrial Realty Trust Inc.	217,507	8,658,954
Industrial Logistics Properties Trust	111,413	2,136,901
Lexington Realty Trust	468,616	4,653,357
Monmouth Real Estate Investment Corp.	162,655	2,252,772

Security	Shares	Value

Industrial REITs (continued)
Plymouth Industrial REIT Inc.	27,052	$343,831
Prologis Inc.	1,270,799	126,063,261
Rexford Industrial Realty Inc.	212,842	9,888,639
STAG Industrial Inc.	256,811	7,991,958
Terreno Realty Corp.	114,249	6,429,934

		214,066,458

Office REITs — 9.1%
Alexandria Real Estate Equities Inc.	215,882	32,710,441
Boston Properties Inc.	268,138	19,415,873
Brandywine Realty Trust	290,348	2,543,448
City Office REIT Inc.	73,498	464,507
Columbia Property Trust Inc.	196,498	2,078,949
Corporate Office Properties Trust	193,426	4,338,545
Cousins Properties Inc.	255,053	6,498,750
Douglas Emmett Inc.	286,673	6,765,483
Easterly Government Properties Inc.	137,107	2,865,536
Franklin Street Properties Corp.	181,112	760,670
Highwoods Properties Inc.	176,996	5,269,171
Hudson Pacific Properties Inc.	258,800	4,984,488
JBG SMITH Properties	209,878	4,900,651
Kilroy Realty Corp.	198,007	9,322,170
Mack-Cali Realty Corp.	148,982	1,637,312
Office Properties Income Trust	82,197	1,513,247
Paramount Group Inc.	324,964	1,878,292
Piedmont Office Realty Trust Inc., Class A	216,227	2,469,312
SL Green Realty Corp.	125,608	5,377,279
Vornado Realty Trust	302,398	9,292,691

		125,086,815

Residential REITs — 17.8%
American Campus Communities Inc.	235,886	8,836,289
American Homes 4 Rent, Class A	447,333	12,646,104
Apartment Investment & Management Co., Class A	255,121	8,138,360
AvalonBay Communities Inc.	242,637	33,758,086
Bluerock Residential Growth REIT Inc.	42,077	364,387
BRT Apartments Corp.	18,511	230,462
Camden Property Trust	162,561	14,994,627
Clipper Realty Inc.	25,716	144,524
Equity LifeStyle Properties Inc.	299,681	17,738,118
Equity Residential	633,742	29,773,199
Essex Property Trust Inc.	112,418	22,999,599
Front Yard Residential Corp.	85,179	1,140,547
Independence Realty Trust Inc.	162,014	1,968,470
Investors Real Estate Trust	21,938	1,478,841
Invitation Homes Inc.	967,188	26,365,545
Mid-America Apartment Communities Inc.	196,333	22,898,318
NexPoint Residential Trust Inc.	37,045	1,641,834
Preferred Apartment Communities Inc., Class A	80,373	434,014
Sun Communities Inc.	166,599	22,929,020
UDR Inc.	504,869	15,772,107
UMH Properties Inc.	62,884	857,109

		245,109,560

Retail REITs — 10.7%
Acadia Realty Trust	144,922	1,352,122
Agree Realty Corp.	91,281	5,665,812
Alexander’s Inc.	3,674	893,480
American Finance Trust Inc.	187,741	1,082,327
Brixmor Property Group Inc.	509,790	5,587,298
Brookfield Property REIT Inc., Class A	79,113	1,166,917
Federal Realty Investment Trust	129,675	8,919,046

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Getty Realty Corp.	58,335	$1,533,044
Kimco Realty Corp.	711,782	7,302,883
Kite Realty Group Trust	142,699	1,478,362
Macerich Co. (The)(a)	255,661	1,779,401
National Retail Properties Inc.	295,142	9,447,495
Realty Income Corp.	593,014	34,311,790
Regency Centers Corp.	290,378	10,334,553
Retail Opportunity Investments Corp.	197,706	1,923,679
Retail Properties of America Inc., Class A	367,980	1,928,215
Retail Value Inc.	28,165	352,062
RPT Realty	138,719	678,336
Saul Centers Inc.	20,725	512,944
Simon Property Group Inc.	524,633	32,952,199
SITE Centers Corp.	263,342	1,793,359
Spirit Realty Capital Inc.	176,996	5,318,730
Tanger Factory Outlet Centers Inc.(a)	155,921	965,151
Taubman Centers Inc.	103,387	3,455,193
Urban Edge Properties	199,185	1,872,339
Urstadt Biddle Properties Inc., Class A	50,890	483,964
Washington Prime Group Inc.(a)	328,674	192,439
Weingarten Realty Investors	208,989	3,314,566
Whitestone REIT	67,003	399,338

		146,997,044

Specialized REITs — 28.1%
CoreCivic Inc.	205,973	1,320,287
CoreSite Realty Corp.	69,257	8,266,516
CubeSmart	332,894	11,295,093
CyrusOne Inc.	201,026	14,282,897
Digital Realty Trust Inc.	461,054	66,530,092
EPR Properties	127,520	3,040,077
Equinix Inc.	151,742	110,959,820
Extra Space Storage Inc.	217,354	25,202,196
Farmland Partners Inc.	44,460	286,322
Four Corners Property Trust Inc.	120,565	3,055,117
Gaming and Leisure Properties Inc.	354,780	12,896,253
GEO Group Inc. (The)	201,175	1,782,411
Gladstone Land Corp.	33,390	463,119

Security	Shares	Value

Specialized REITs (continued)
Iron Mountain Inc.	492,891	$12,844,740
Jernigan Capital Inc.	38,073	658,282
Lamar Advertising Co., Class A	148,121	9,177,577
Life Storage Inc.	80,364	9,173,551
National Storage Affiliates Trust	107,308	3,636,668
Outfront Media Inc.	247,695	3,247,282
Public Storage	260,032	59,565,530
QTS Realty Trust Inc., Class A	104,904	6,452,645
Safehold Inc.(a)	29,544	2,033,218
VICI Properties Inc.	921,481	21,147,989

		387,317,682

Total Common Stocks — 99.8% (Cost: $1,633,079,804)		1,376,060,430

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(b)(c)(d)	2,839,351	2,841,339
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(b)(c)	1,650,000	1,650,000

		4,491,339

Total Short -Term Investments — 0.3% (Cost: $4,487,305)		4,491,339

Total Investments in Securities — 100.1% (Cost: $1,637,567,109)		1,380,551,769

Other Assets, Less Liabilities — (0.1)%		(1,758,718)

Net Assets — 100.0%		$1,378,793,051

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,937,842	$—	$(30,084,865	)(a)	$4,869	$(16,507)	$2,841,339	2,839,351	$155,729	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,157,000	—	(1,507,000	)(a)	—	—	1,650,000	1,650,000	1,958		—

					$4,869	$(16,507)	$4,491,339		$157,687		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

12	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Core U.S. REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	85	12/18/20	$2,578	$(34,799)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$34,799

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$660,229

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(394,628)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,990,343

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,376,060,430	$—	$—	$1,376,060,430
Money Market Funds	4,491,339	—	—	4,491,339

	$1,380,551,769	$—	$—	$1,380,551,769

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(34,799)	$—	$—	$(34,799)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) October 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.0%
BWP Trust	923,117	$2,599,519
Charter Hall Long Wale REIT	825,743	2,766,019
Charter Hall Retail REIT	912,885	2,205,293
Cromwell Property Group	3,063,329	1,882,320
Dexus	2,044,562	12,362,186
GPT Group (The)	3,649,190	10,327,456
Mirvac Group	7,324,856	10,853,589
National Storage REIT	1,834,134	2,324,878
Scentre Group	9,721,147	14,336,022
Shopping Centres Australasia Property Group	2,017,070	3,286,252
Stockland	4,459,126	12,055,974
Vicinity Centres	7,012,740	5,958,884

		80,958,392

Belgium — 1.5%
Aedifica SA	61,671	6,206,754
Ascencio	9,980	479,539
Befimmo SA	40,761	1,585,846
Cofinimmo SA	50,572	6,868,763
Intervest Offices & Warehouses NV	42,800	1,056,938
Leasinvest Real Estate SCA	4,639	369,616
Montea C.V.A.	24,346	2,671,458
Retail Estates NV	19,123	1,129,364
Warehouses De Pauw CVA	251,047	8,398,646
Wereldhave Belgium Comm VA	4,508	188,516
Xior Student Housing NV(a)	28,856	1,638,629

		30,594,069

Canada — 3.3%
Allied Properties REIT	228,425	5,535,240
Artis REIT	223,523	1,398,119
Boardwalk REIT	70,713	1,420,253
Canadian Apartment Properties REIT	316,663	10,171,880
Choice Properties REIT	482,097	4,349,666
Cominar REIT	314,975	1,677,221
Crombie REIT(a)	175,873	1,714,740
Dream Industrial REIT	287,794	2,553,420
Dream Office REIT	79,709	1,046,765
First Capital Real Estate Investment Trust	395,080	3,502,340
Granite REIT	108,510	6,079,197
H&R Real Estate Investment Trust	528,468	4,058,584
InterRent REIT	212,676	1,811,977
Killam Apartment REIT	183,086	2,198,378
Northview Apartment Real Estate Investment Trust(a)	109,630	2,969,840
NorthWest Healthcare Properties REIT	286,475	2,451,479
RioCan REIT	592,342	6,388,329
SmartCentres Real Estate Investment Trust	245,035	3,870,279
Summit Industrial Income REIT	236,164	2,385,817
WPT Industrial Real Estate Investment Trust	102,093	1,322,104

		66,905,628

China — 0.1%
Yuexiu REIT	2,381,000	1,096,110

France — 1.8%
Carmila SA	70,746	547,192
Covivio	93,890	5,588,691
Gecina SA	97,177	12,066,755
ICADE	60,002	3,033,369
Klepierre SA	353,374	4,476,449
Mercialys SA	115,166	551,361

Security	Shares	Value

France (continued)
Unibail-Rodamco-Westfield	251,754	$10,234,618

		36,498,435

Germany — 0.3%
alstria office REIT-AG	333,757	4,249,329
Hamborner REIT AG	140,942	1,315,544

		5,564,873

Hong Kong — 1.6%
Champion REIT	3,738,000	1,807,579
Hui Xian Real Estate Investment Trust(a)	4,481,000	1,090,764
Link REIT	3,852,300	29,333,683

		32,232,026

Ireland — 0.1%
Hibernia REIT PLC	1,286,737	1,552,814
Irish Residential Properties REIT PLC	825,650	1,317,608

		2,870,422

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	139,910	406,620

Japan — 9.6%
Activia Properties Inc.	1,289	4,648,489
Advance Residence Investment Corp.	2,402	7,007,939
AEON REIT Investment Corp.	2,912	3,286,933
Comforia Residential REIT Inc.	1,129	3,226,948
Daiwa House REIT Investment Corp.	3,754	8,686,556
Daiwa Office Investment Corp.	510	2,766,118
Daiwa Securities Living Investments Corp.	3,501	3,419,285
Frontier Real Estate Investment Corp.	846	2,828,362
Fukuoka REIT Corp.	1,346	1,626,170
Global One Real Estate Investment Corp.	1,822	1,641,787
GLP J-REIT	7,041	10,843,706
Hulic Reit Inc.	2,174	2,853,193
Ichigo Office REIT Investment Corp.	2,252	1,454,085
Industrial & Infrastructure Fund Investment Corp.	3,535	6,005,510
Invesco Office J-Reit Inc.	16,351	2,023,933
Invincible Investment Corp.	9,107	2,896,573
Japan Excellent Inc.	2,343	2,577,434
Japan Hotel REIT Investment Corp.	8,311	3,998,884
Japan Logistics Fund Inc.	1,606	4,502,761
Japan Prime Realty Investment Corp.	1,647	4,450,713
Japan Real Estate Investment Corp.	2,434	11,920,872
Japan Retail Fund Investment Corp.	4,877	7,011,795
Kenedix Office Investment Corp.	710	4,102,162
Kenedix Residential Next Investment Corp.	1,747	2,852,620
Kenedix Retail REIT Corp.	1,002	1,909,302
LaSalle Logiport REIT	3,049	4,742,370
MCUBS MidCity Investment Corp.	3,111	2,225,969
Mitsubishi Estate Logistics REIT Investment Corp.	552	2,196,595
Mitsui Fudosan Logistics Park Inc.	766	3,656,342
Mori Hills REIT Investment Corp.	2,852	3,505,663
Mori Trust Sogo REIT Inc.	1,867	2,225,255
Nippon Accommodations Fund Inc.	827	4,730,687
Nippon Building Fund Inc.	2,756	13,919,724
Nippon Prologis REIT Inc.	3,997	13,152,554
Nippon REIT Investment Corp.	809	2,588,583
Nomura Real Estate Master Fund Inc.	8,399	10,010,670
Orix JREIT Inc.	4,932	6,911,594
Premier Investment Corp.	2,369	2,599,238
Sekisui House Reit Inc.	7,543	5,267,257
Tokyu REIT Inc.	1,658	2,248,942

14	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
United Urban Investment Corp.	5,505	$5,860,977

		194,384,550

Malaysia — 0.2%
Axis Real Estate Investment Trust	2,218,500	1,121,264
IGB REIT	3,354,200	1,348,138
Pavilion REIT	1,592,800	532,850
Sunway REIT	3,330,600	1,146,271

		4,148,523

Mexico — 0.5%
Concentradora Fibra Danhos SA de CV	463,915	418,619
Fibra Uno Administracion SA de CV	5,530,213	4,176,737
Macquarie Mexico Real Estate Management SA de CV(b)	1,434,450	1,642,935
PLA Administradora Industrial S. de RL de CV(a)	1,557,509	2,131,578
Prologis Property Mexico SA de CV	894,948	1,787,583

		10,157,452

Netherlands — 0.2%
Eurocommercial Properties NV	88,043	959,932
NSI NV	34,472	1,092,208
Vastned Retail NV	31,957	845,010
Wereldhave NV(a)	75,036	697,497

		3,594,647

New Zealand — 0.3%
Goodman Property Trust	2,084,273	3,416,191
Kiwi Property Group Ltd.	3,142,297	2,554,395

		5,970,586

Saudi Arabia — 0.1%
Al Maather REIT Fund	56,989	138,434
Al Rajhi REIT	209,416	510,376
Alahli REIT Fund 1	80,921	185,564
Alkhabeer REIT, NVS	47,861	117,920
Jadwa REIT Saudi Fund	246,784	855,450
Musharaka Real Estate Income Fund, NVS	124,786	296,135
Riyad REIT Fund	277,831	598,585
Sedco Capital REIT Fund	60,052	142,832

		2,845,296

Singapore — 3.7%
Ascendas REIT	5,506,118	11,613,050
Ascott Residence Trust(a)	3,411,932	2,073,895
CapitaLand Mall Trust	8,157,026	10,334,423
CapitaLand Retail China Trust	1,412,004	1,209,846
CDL Hospitality Trusts	1,467,100	1,063,661
First REIT	994,500	291,322
Fortune REIT	2,583,000	2,151,709
Frasers Centrepoint Trust(a)	1,995,870	3,084,061
Frasers Logistics & Commercial Trust(a)	4,697,000	4,230,912
Keppel DC REIT(a)	2,282,233	4,846,925
Keppel REIT(a)	3,711,000	2,704,097
Lippo Malls Indonesia Retail Trust(a)	4,423,900	285,099
Manulife US Real Estate Investment Trust	2,700,800	1,931,072
Mapletree Commercial Trust(a)	4,105,491	5,171,325
Mapletree Industrial Trust	3,069,400	6,833,377
Mapletree Logistics Trust(a)	4,815,640	6,876,967
Mapletree North Asia Commercial Trust	4,379,400	2,790,244
Parkway Life REIT	722,800	2,143,786
Sasseur Real Estate Investment Trust	1,106,100	607,525
Suntec REIT	3,887,500	3,814,903

		74,058,199

Security	Shares	Value

South Africa — 0.4%
Attacq Ltd.	1,428,067	$272,452
Emira Property Fund Ltd.	733,547	281,252
Equites Property Fund Ltd.	1,034,927	991,696
Growthpoint Properties Ltd.	5,640,683	3,683,215
Redefine Properties Ltd.	10,598,262	1,297,979
SA Corporate Real Estate Ltd.	4,706,533	350,483
Stor-Age Property REIT Ltd.	602,716	441,408
Vukile Property Fund Ltd.	1,658,974	490,073

		7,808,558

Spain — 0.4%
Inmobiliaria Colonial Socimi SA	616,647	4,385,227
Lar Espana Real Estate Socimi SA	115,248	410,794
Merlin Properties Socimi SA	624,473	4,200,834

		8,996,855

Thailand — 0.1%
WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust(a)	2,446,802	997,013

Turkey — 0.1%
AKIS Gayrimenkul Yatirimi AS(c)	312,826	148,147
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	3,498,854	717,885
Halk Gayrimenkul Yatirim Ortakligi AS	366,553	99,695
Is Gayrimenkul Yatirim Ortakligi AS(c)	833,587	188,932
Torunlar Gayrimenkul Yatirim Ortakligi AS(c)	262,571	105,868

		1,260,527

United Kingdom — 5.4%
Assura PLC	4,910,115	4,837,771
Big Yellow Group PLC	304,728	4,334,147
BMO Commercial Property Trust	946,890	752,962
BMO Real Estate Investments Ltd.	444,886	319,832
British Land Co. PLC (The)	1,741,458	7,849,446
Capital & Counties Properties PLC	1,370,691	1,853,830
Civitas Social Housing PLC	1,177,900	1,583,946
Custodian REIT PLC	727,350	802,216
Derwent London PLC	188,816	6,489,219
Empiric Student Property PLC	1,098,185	766,775
GCP Student Living PLC	864,513	1,251,953
Great Portland Estates PLC	479,211	3,575,207
Hammerson PLC(a)(c)	7,147,643	1,506,893
Impact Healthcare REIT PLC	447,758	573,162
Land Securities Group PLC	1,335,948	8,797,553
LondonMetric Property PLC	1,659,380	4,630,159
LXI REIT PLC	978,354	1,383,923
NewRiver REIT PLC	564,942	463,849
Picton Property Income Ltd. (The)	1,014,508	817,226
Primary Health Properties PLC	2,426,804	4,518,516
RDI REIT PLC	491,114	563,889
Regional REIT Ltd.(b)	680,194	548,802
Safestore Holdings PLC	386,873	4,019,323
Schroder REIT Ltd.	1,004,953	400,217
Segro PLC	2,228,617	25,992,055
Shaftesbury PLC	422,036	2,482,902
Shaftesbury PLC, New	50,756	36,095
Standard Life Investment Property Income Trust Ltd.	674,561	462,270
Target Healthcare REIT PLC	858,982	1,188,410
Triple Point Social Housing REIT PLC(b)	693,202	945,608
Tritax Big Box REIT PLC	3,203,931	6,487,443
UK Commercial Property REIT Ltd.	1,379,041	1,216,075
UNITE Group PLC (The)(c)	599,124	6,452,981

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Workspace Group PLC	249,642	$1,991,597

		109,896,252

United States — 65.8%
Acadia Realty Trust	156,000	1,455,480
Agree Realty Corp.	97,827	6,072,122
Alexander’s Inc.	4,115	1,000,727
Alexandria Real Estate Equities Inc.	234,084	35,468,408
American Assets Trust Inc.	93,333	1,953,460
American Campus Communities Inc.	255,308	9,563,838
American Finance Trust Inc.	203,730	1,174,503
American Homes 4 Rent, Class A	485,059	13,712,618
Americold Realty Trust	380,428	13,782,906
Apartment Investment & Management Co., Class A	276,635	8,824,657
Apple Hospitality REIT Inc.	390,300	3,863,970
Armada Hoffler Properties Inc.	106,836	962,592
AvalonBay Communities Inc.	263,097	36,604,686
Boston Properties Inc.	290,749	21,053,135
Brandywine Realty Trust	317,891	2,784,725
Brixmor Property Group Inc.	551,517	6,044,626
Brookfield Property REIT Inc., Class A(a)	85,406	1,259,739
Camden Property Trust	176,266	16,258,776
CareTrust REIT Inc.	176,049	3,010,438
Colony Capital Inc.	891,830	3,174,915
Columbia Property Trust Inc.	214,698	2,271,505
Community Healthcare Trust Inc.	40,078	1,855,611
Corporate Office Properties Trust	209,145	4,691,122
Cousins Properties Inc.	276,559	7,046,723
CubeSmart	361,063	12,250,868
CyrusOne Inc.	217,975	15,487,124
DiamondRock Hospitality Co.	371,737	1,836,381
Digital Realty Trust Inc.	499,934	72,140,476
Diversified Healthcare Trust	441,723	1,278,788
Douglas Emmett Inc.	311,353	7,347,931
Duke Realty Corp.	688,566	26,158,622
Easterly Government Properties Inc.	148,901	3,112,031
EastGroup Properties Inc.	71,912	9,570,049
Empire State Realty Trust Inc., Class A	271,905	1,462,849
EPR Properties	136,981	3,265,627
Equity Commonwealth	218,646	5,776,627
Equity LifeStyle Properties Inc.	324,951	19,233,850
Equity Residential	687,191	32,284,233
Essential Properties Realty Trust Inc.	170,299	2,813,340
Essex Property Trust Inc.	121,897	24,938,907
Extra Space Storage Inc.	235,680	27,327,096
Federal Realty Investment Trust	140,380	9,655,336
First Industrial Realty Trust Inc.	235,956	9,393,408
Four Corners Property Trust Inc.	130,944	3,318,121
Franklin Street Properties Corp.	193,295	811,839
Gaming and Leisure Properties Inc.	384,727	13,984,826
Getty Realty Corp.	63,524	1,669,411
Global Net Lease Inc.	167,619	2,385,218
Healthcare Realty Trust Inc.	251,439	6,990,004
Healthcare Trust of America Inc., Class A	406,149	9,869,421
Healthpeak Properties Inc.	1,007,167	27,163,294
Highwoods Properties Inc.	192,603	5,733,791
Host Hotels & Resorts Inc.(a)	1,307,463	13,702,212
Hudson Pacific Properties Inc.	281,350	5,418,801
Independence Realty Trust Inc.	178,996	2,174,801
Industrial Logistics Properties Trust	124,028	2,378,857
Innovative Industrial Properties Inc.	39,246	4,577,261

Security	Shares	Value

United States (continued)
Investors Real Estate Trust	24,108	$1,625,120
Invitation Homes Inc.	1,048,759	28,589,170
JBG SMITH Properties	228,170	5,327,770
Kilroy Realty Corp.	214,953	10,119,987
Kimco Realty Corp.	768,185	7,881,578
Kite Realty Group Trust	154,082	1,596,290
Lexington Realty Trust	508,296	5,047,379
Life Storage Inc.	86,986	9,929,452
LTC Properties Inc.	72,118	2,380,615
Macerich Co. (The)(a)	277,949	1,934,525
Mack-Cali Realty Corp.	165,009	1,813,449
Medical Properties Trust Inc.	971,830	17,318,011
Mid-America Apartment Communities Inc.	212,890	24,829,361
Monmouth Real Estate Investment Corp.	180,555	2,500,687
National Health Investors Inc.	79,937	4,480,469
National Retail Properties Inc.	320,001	10,243,232
National Storage Affiliates Trust	117,035	3,966,316
NexPoint Residential Trust Inc.	40,229	1,782,949
Office Properties Income Trust	90,112	1,658,962
Omega Healthcare Investors Inc.	419,738	12,092,652
Paramount Group Inc.	357,926	2,068,812
Park Hotels & Resorts Inc.	436,617	4,335,607
Pebblebrook Hotel Trust(a)	240,047	2,875,763
Physicians Realty Trust	387,758	6,537,600
Piedmont Office Realty Trust Inc., Class A	234,143	2,673,913
Prologis Inc.	1,377,972	136,694,822
PS Business Parks Inc.	37,341	4,257,994
Public Storage	281,956	64,587,661
QTS Realty Trust Inc., Class A	113,849	7,002,852
Realty Income Corp.	641,990	37,145,541
Regency Centers Corp.	314,865	11,206,045
Retail Opportunity Investments Corp.	214,591	2,087,970
Retail Properties of America Inc., Class A	393,607	2,062,501
Rexford Industrial Realty Inc.	230,917	10,728,404
RLJ Lodging Trust	305,720	2,500,790
RPT Realty	150,463	735,764
Ryman Hospitality Properties Inc.	92,963	3,704,576
Sabra Health Care REIT Inc.	379,717	4,997,076
Safehold Inc.	32,408	2,230,319
Service Properties Trust	306,610	2,210,658
Simon Property Group Inc.	567,956	35,673,316
SITE Centers Corp.	284,517	1,937,561
SL Green Realty Corp.	136,619	5,848,659
Spirit Realty Capital Inc.	192,175	5,774,859
STAG Industrial Inc.	279,455	8,696,640
STORE Capital Corp.	434,633	11,170,068
Summit Hotel Properties Inc.	192,445	1,016,110
Sun Communities Inc.	180,644	24,862,034
Sunstone Hotel Investors Inc.	403,394	2,993,184
Tanger Factory Outlet Centers Inc.(a)	168,545	1,043,294
Taubman Centers Inc.	111,991	3,742,739
Terreno Realty Corp.	124,165	6,988,006
UDR Inc.	547,008	17,088,530
Universal Health Realty Income Trust	23,886	1,277,184
Urban Edge Properties	215,107	2,022,006
Ventas Inc.	697,740	27,539,798
VEREIT Inc.	2,017,802	12,510,372
VICI Properties Inc.	999,197	22,931,571
Vornado Realty Trust	328,266	10,087,614
Washington REIT	153,461	2,682,498

16	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Global REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Weingarten Realty Investors	223,392	$3,542,997
Welltower Inc.	781,802	42,037,494
WP Carey Inc.	319,248	19,988,117
Xenia Hotels & Resorts Inc.	210,859	1,737,478

		1,328,357,453

Total Common Stocks — 99.5% (Cost: $2,402,583,384)		2,009,602,486

Rights

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(a)(c)	91,177	0	(d)

Total Rights — 0.0% (Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	11,297,247	11,305,156
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	2,780,000	2,780,000

		14,085,156

Total Short-Term Investments — 0.7% (Cost: $14,071,366)		14,085,156

Total Investments in Securities — 100.2% (Cost: $2,416,654,750)		2,023,687,642

Other Assets, Less Liabilities — (0.2)%		(3,774,369)

Net Assets — 100.0%		$2,019,913,273

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,298,609	$—	$(20,974,912	)(a)	$(2,957)	$(15,584)	$11,305,156	11,297,247	$491,840	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,440,000	—	(660,000	)(a)	—	—	2,780,000	2,780,000	2,845		—

					$(2,957)	$(15,584)	$14,085,156		$494,685		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Global REIT ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	9	12/17/20	$931	$741
Dow Jones U.S. Real Estate Index	264	12/18/20	8,007	(255,701)

				$(254,960)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$741

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	255,701

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,260,166

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(802,186)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,351,576

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

18	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Global REIT ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$2,009,566,391	$36,095		$—	$2,009,602,486
Rights	—	0	(a)	—	0 (a)
Money Market Funds	14,085,156	—		—	14,085,156

	$2,023,651,547	$36,095		$—	$2,023,687,642

Derivative financial instruments(b)
Assets
Futures Contracts	$741	$—		$—	$741
Liabilities
Futures Contracts	(255,701)	—		—	(255,701)

	$(254,960)	$—		$—	$(254,960)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) October 31, 2020	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
BWP Trust	180,687	$508,819
Charter Hall Long Wale REIT	161,183	539,920
Charter Hall Retail REIT	176,951	427,468
Cromwell Property Group	547,387	336,352
Dexus	402,902	2,436,096
GPT Group (The)	720,417	2,038,829
Mirvac Group	1,453,319	2,153,452
National Storage REIT	354,132	448,884
Scentre Group	1,917,777	2,828,194
Shopping Centres Australasia Property Group	395,163	643,808
Stockland	881,029	2,382,006
Vicinity Centres	1,386,254	1,177,931

		15,921,759

Austria — 0.3%
CA Immobilien Anlagen AG	25,361	695,708

Belgium — 2.8%
Aedifica SA	12,151	1,222,913
Ascencio	1,883	90,478
Befimmo SA	7,851	305,451
Cofinimmo SA	9,986	1,356,313
Intervest Offices & Warehouses NV	8,204	202,596
Leasinvest Real Estate SCA	881	70,194
Montea C.V.A.	4,785	525,053
Retail Estates NV	3,747	221,290
Shurgard Self Storage SA	8,839	376,838
Warehouses De Pauw CVA	49,352	1,651,045
Wereldhave Belgium Comm VA	850	35,545
Xior Student Housing NV(a)	5,638	320,162

		6,377,878

Canada — 6.0%
Allied Properties REIT	44,932	1,088,801
Artis REIT	42,651	266,779
Boardwalk REIT	13,677	274,699
Canadian Apartment Properties REIT	62,305	2,001,367
Chartwell Retirement Residences	79,416	569,406
Choice Properties REIT	94,152	849,476
Cominar REIT	62,708	333,916
Crombie REIT(a)	34,438	335,766
Dream Industrial REIT	55,328	490,891
Dream Office REIT	16,098	211,404
First Capital Real Estate Investment Trust	79,438	704,209
Granite REIT	21,301	1,193,374
H&R Real Estate Investment Trust	103,576	795,454
InterRent REIT	41,849	356,549
Killam Apartment REIT	36,049	432,853
Northview Apartment Real Estate Investment Trust	21,288	576,685
NorthWest Healthcare Properties REIT	55,837	477,819
RioCan REIT	116,928	1,261,053
SmartCentres Real Estate Investment Trust	47,464	749,684
Summit Industrial Income REIT	46,474	469,498
WPT Industrial Real Estate Investment Trust	19,884	257,498

		13,697,181

Finland — 0.8%
Citycon OYJ(a)	28,989	223,205
Kojamo OYJ	71,754	1,479,412

		1,702,617

Security	Shares	Value

France — 3.2%
Carmila SA	13,591	$105,121
Covivio	18,442	1,097,738
Gecina SA	19,128	2,375,180
ICADE	11,740	593,510
Klepierre SA	68,741	870,793
Mercialys SA	23,567	112,828
Unibail-Rodamco-Westfield	49,804	2,024,694

		7,179,864

Germany — 13.2%
ADLER Group SA(b)(c)	23,731	596,537
alstria office REIT-AG	65,621	835,474
Aroundtown SA(c)	441,136	2,115,550
Deutsche EuroShop AG(a)(c)	18,438	232,816
Deutsche Wohnen SE	127,870	6,453,973
Grand City Properties SA	41,480	941,717
Hamborner REIT AG	25,364	236,746
LEG Immobilien AG	25,522	3,449,192
Sirius Real Estate Ltd.	355,015	337,390
TAG Immobilien AG	46,652	1,374,867
TLG Immobilien AG	5,153	92,198
Vonovia SE	209,115	13,353,467

		30,019,927

Hong Kong — 12.7%
Champion REIT	737,000	356,390
CK Asset Holdings Ltd.	991,000	4,587,697
Hang Lung Properties Ltd.	749,000	1,817,724
Hongkong Land Holdings Ltd.	428,200	1,571,494
Hysan Development Co. Ltd.	225,000	715,198
Link REIT	758,300	5,774,143
New World Development Co. Ltd.	526,333	2,504,457
Sino Land Co. Ltd.(a)	1,220,800	1,442,004
Sun Hung Kai Properties Ltd.	524,000	6,699,627
Swire Properties Ltd.	389,400	1,041,935
Wharf Real Estate Investment Co. Ltd.	602,900	2,312,911

		28,823,580

Ireland — 0.3%
Hibernia REIT PLC	253,776	306,253
Irish Residential Properties REIT PLC	163,787	261,378

		567,631

Israel — 0.4%
Amot Investments Ltd.	50,129	231,030
Azrieli Group Ltd.	13,675	645,895

		876,925

Italy — 0.0%
Immobiliare Grande Distribuzione SIIQ SpA	25,181	73,183

Japan — 25.4%
Activia Properties Inc.	253	912,388
Advance Residence Investment Corp.	476	1,388,751
Aeon Mall Co. Ltd.	44,000	683,949
AEON REIT Investment Corp.	580	654,678
Comforia Residential REIT Inc.	223	637,387
Daiwa House REIT Investment Corp.	743	1,719,262
Daiwa Office Investment Corp.	100	542,376
Daiwa Securities Living Investments Corp.	691	674,872
Frontier Real Estate Investment Corp.	170	568,347
Fukuoka REIT Corp.	267	322,576
Global One Real Estate Investment Corp.	353	318,085
GLP J-REIT	1,389	2,139,172

20	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hulic Co. Ltd.	134,100	$1,239,149
Hulic Reit Inc.	416	545,965
Ichigo Office REIT Investment Corp.	440	284,102
Industrial & Infrastructure Fund Investment Corp.	698	1,185,812
Invesco Office J-Reit Inc.	3,234	400,306
Invincible Investment Corp.	1,795	570,918
Japan Excellent Inc.	461	507,126
Japan Hotel REIT Investment Corp.	1,650	793,907
Japan Logistics Fund Inc.	316	885,973
Japan Prime Realty Investment Corp.	324	875,550
Japan Real Estate Investment Corp.	480	2,350,870
Japan Retail Fund Investment Corp.	966	1,388,844
Kenedix Office Investment Corp.	140	808,877
Kenedix Residential Next Investment Corp.	349	569,871
Kenedix Retail REIT Corp.	196	373,476
LaSalle Logiport REIT	601	934,787
MCUBS MidCity Investment Corp.	615	440,042
Mitsubishi Estate Co. Ltd.	420,000	6,243,352
Mitsubishi Estate Logistics REIT Investment Corp.	108	429,768
Mitsui Fudosan Co. Ltd.	341,800	5,801,837
Mitsui Fudosan Logistics Park Inc.	152	725,540
Mori Hills REIT Investment Corp.	564	693,266
Mori Trust Sogo REIT Inc.	367	437,423
Nippon Accommodations Fund Inc.	164	938,129
Nippon Building Fund Inc.	543	2,742,529
Nippon Prologis REIT Inc.	786	2,586,417
Nippon REIT Investment Corp.	161	515,157
Nomura Real Estate Holdings Inc.	41,200	717,670
Nomura Real Estate Master Fund Inc.	1,659	1,977,343
Orix JREIT Inc.	972	1,362,139
Premier Investment Corp.	455	499,220
Sekisui House Reit Inc.	1,484	1,036,273
Sumitomo Realty & Development Co. Ltd.	145,800	3,886,977
Tokyo Tatemono Co. Ltd.	72,600	830,587
Tokyu REIT Inc.	327	443,549
United Urban Investment Corp.	1,096	1,166,872

		57,751,466

Malta — 0.0%
BGP Holdings PLC(c)(d)	6,603,392	77

Netherlands — 0.3%
Eurocommercial Properties NV	18,098	197,322
NSI NV	6,635	210,223
Vastned Retail NV	6,198	163,888
Wereldhave NV(a)	15,508	144,155

		715,588

New Zealand — 0.7%
Goodman Property Trust	398,871	653,762
Kiwi Property Group Ltd.	586,240	476,559
Precinct Properties New Zealand Ltd.	394,689	461,705

		1,592,026

Norway — 0.4%
Entra ASA(b)	61,400	800,351

Singapore — 7.4%
Ascendas REIT	1,083,890	2,286,051
Ascott Residence Trust(a)	664,800	404,089
CapitaLand Ltd.	924,800	1,740,561
CapitaLand Mall Trust	1,611,288	2,041,397
CDL Hospitality Trusts(a)	289,600	209,963

Security	Shares	Value

Singapore (continued)
City Developments Ltd.	173,000	$803,237
Fortune REIT	500,000	416,514
Frasers Centrepoint Trust	394,649	609,820
Frasers Logistics & Commercial Trust	919,400	828,167
Keppel DC REIT	448,071	951,597
Keppel REIT(a)	734,000	534,844
Manulife US Real Estate Investment Trust	520,500	372,158
Mapletree Commercial Trust(a)	808,617	1,018,544
Mapletree Industrial Trust	603,900	1,344,457
Mapletree Logistics Trust	940,861	1,343,595
Parkway Life REIT	136,100	403,665
Suntec REIT	758,100	743,943
UOL Group Ltd.(a)	181,900	828,574

		16,881,176

Spain — 0.8%
Inmobiliaria Colonial Socimi SA	120,002	853,383
Lar Espana Real Estate Socimi SA	22,531	80,311
Merlin Properties Socimi SA	122,485	823,957

		1,757,651

Sweden — 4.7%
Atrium Ljungberg AB, Class B	17,041	275,301
Castellum AB	99,561	2,073,733
Catena AB	9,214	375,241
Dios Fastigheter AB	30,670	214,835
Fabege AB	97,453	1,231,143
Fastighets AB Balder, Class B(c)	35,810	1,687,278
Hufvudstaden AB, Class A	40,909	534,506
Klovern AB, Class B	189,883	289,481
Kungsleden AB	69,264	588,279
Nyfosa AB(c)	65,582	543,008
Pandox AB(c)	32,216	322,480
Samhallsbyggnadsbolaget i Norden AB	347,232	957,300
Wallenstam AB, Class B	59,593	790,677
Wihlborgs Fastigheter AB	48,985	883,817

		10,767,079

Switzerland — 2.8%
Allreal Holding AG, Registered	5,185	1,098,606
Hiag Immobilien Holding AG(c)	1,063	107,860
Intershop Holding AG	417	255,691
Mobimo Holding AG, Registered	2,372	685,811
PSP Swiss Property AG, Registered	15,895	1,923,251
Swiss Prime Site AG, Registered	27,747	2,334,072

		6,405,291

United Kingdom — 10.2%
Aberdeen Standard European Logistics Income PLC(b)	83,247	113,020
Assura PLC	965,283	951,061
Big Yellow Group PLC	59,381	844,576
BMO Commercial Property Trust	187,551	149,140
BMO Real Estate Investments Ltd.	95,238	68,467
British Land Co. PLC (The)	341,670	1,540,043
Capital & Counties Properties PLC	273,860	370,390
Civitas Social Housing PLC	231,352	311,104
CLS Holdings PLC	58,083	148,851
Custodian REIT PLC	147,577	162,767
Derwent London PLC	37,158	1,277,044
Empiric Student Property PLC	214,118	149,502
GCP Student Living PLC	168,402	243,873
Grainger PLC	244,329	883,305
Great Portland Estates PLC	93,024	694,016

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® International Developed Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hammerson PLC(a)(c)	1,440,375	$303,665
Helical PLC	36,183	159,068
Impact Healthcare REIT PLC	90,885	116,339
Intu Properties PLC(a)(d)	6,694	0	(e)
Land Securities Group PLC	263,305	1,733,930
LondonMetric Property PLC	324,458	905,333
LXI REIT PLC	188,159	266,159
NewRiver REIT PLC(a)	115,117	94,517
Phoenix Spree Deutschland Ltd.	31,802	128,294
Picton Property Income Ltd. (The)	198,798	160,140
Primary Health Properties PLC	483,187	899,656
RDI REIT PLC	99,375	114,101
Regional REIT Ltd.(b)	128,762	103,889
Safestore Holdings PLC	75,604	785,469
Schroder REIT Ltd.	204,040	81,258
Segro PLC	438,464	5,113,746
Shaftesbury PLC	81,329	478,471
Shaftesbury PLC, New	9,815	6,980
Standard Life Investment Property Income Trust Ltd.	151,629	103,910
Target Healthcare REIT PLC	169,093	233,942
Triple Point Social Housing REIT PLC(b)	115,771	157,925
Tritax Big Box REIT PLC	630,529	1,276,719
Tritax EuroBox PLC(b)	153,301	176,414
UK Commercial Property REIT Ltd.	273,992	241,613
UNITE Group PLC (The)(c)	117,314	1,263,553
Workspace Group PLC	49,583	395,564

		23,207,814

Total Common Stocks — 99.4% (Cost: $284,300,863)		225,814,772

Rights

Singapore — 0.0%
Mapletree Logistics Trust (Expires 12/11/20)(c)	17,876	0	(e)

Total Rights — 0.0% (Cost: $0)		0	(e)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	4,679,322	$4,682,597
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	110,000	110,000

		4,792,597

Total Short-Term Investments — 2.1% (Cost: $4,793,439)		4,792,597

Total Investments in Securities — 101.5% (Cost: $289,094,302)		230,607,369

Other Assets, Less Liabilities — (1.5)%		(3,297,358)

Net Assets — 100.0%		$227,310,011

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$411,987	$4,275,027	(a)	$—	$(2,752)	$(1,665)	$4,682,597	4,679,322	$124,138	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	20,000	(a)	—	—	—	110,000	110,000	98		—

					$(2,752)	$(1,665)	$4,792,597		$124,236		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

22	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® International Developed Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	24	12/18/20	$728	$(44,291)
Euro STOXX 50 Index	6	12/18/20	207	(10,134)
Hang Seng Index	1	11/27/20	155	(3,652)
TOPIX Index	2	12/10/20	301	(3,757)

				(61,834)

Derivative Financial Instruments Categorized by Risk Exposure

As of October 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$61,834

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$271,835

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(182,526)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,932,942

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$225,807,715	$6,980		$77	$225,814,772
Rights	—	0	(a)	—	0	(a)
Money Market Funds	4,792,597	—		—	4,792,597

	$230,600,312	$6,980		$77	$230,607,369

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(61,834)	$—		$—	$(61,834)

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® International Developed Real Estate ETF

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

24	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

October 31, 2020

	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares Global REIT ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,763,343,304	$1,376,060,430	$2,009,602,486
Affiliated(c)	2,040,000	4,491,339	14,085,156
Cash	2,815	4,359	14,776
Foreign currency, at value(d)	—	—	2,631,864
Cash pledged:
Futures contracts	194,000	194,000	673,000
Foreign currency collateral pledged:
Futures contracts(e)	—	—	71,630
Receivables:
Investments sold	—	—	1,539
Securities lending income — Affiliated	36	16,459	116,502
Capital shares sold	—	4,326	16,510
Dividends	966,708	980,445	4,093,095
Tax reclaims	—	—	271,094

Total assets	1,766,546,863	1,381,751,358	2,031,577,652

LIABILITIES
Collateral on securities loaned, at value	—	2,836,725	11,304,910
Payables:
Investments purchased	—	9,432	16,510
Variation margin on futures contracts	16,422	13,788	91,156
Investment advisory fees	519,571	98,362	251,803

Total liabilities	535,993	2,958,307	11,664,379

NET ASSETS	$1,766,010,870	$1,378,793,051	$2,019,913,273

NET ASSETS CONSIST OF:
Paid-in capital	$1,921,374,107	$1,675,218,442	$2,530,397,156
Accumulated loss	(155,363,237)	(296,425,391)	(510,483,883)

NET ASSETS	$1,766,010,870	$1,378,793,051	$2,019,913,273

Shares outstanding	17,900,000	32,350,000	99,300,000

Net asset value	$98.66	$42.62	$20.34

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$—	$2,661,957	$10,801,247
(b) Investments, at cost — Unaffiliated	$1,838,809,490	$1,633,079,804	$2,402,583,384
(c) Investments, at cost — Affiliated	$2,040,000	$4,487,305	$14,071,366
(d) Foreign currency, at cost	$—	$—	$2,639,100
(e) Foreign currency collateral pledged, at cost	$—	$—	$71,696

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Assets and Liabilities (unaudited) (continued)

October 31, 2020

iShares International Developed Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$225,814,772
Affiliated(c)	4,792,597
Cash	16,747
Foreign currency, at value(d)	313,345
Cash pledged:
Futures contracts	80,000
Foreign currency collateral pledged:
Futures contracts(e)	56,783
Receivables:
Investments sold	307
Securities lending income — Affiliated	36,322
Dividends	806,381
Tax reclaims	187,786

Total assets	232,105,040

LIABILITIES
Collateral on securities loaned, at value	4,684,769
Payables:
Variation margin on futures contracts	12,765
Investment advisory fees	97,219
Professional fees	276

Total liabilities	4,795,029

NET ASSETS	$227,310,011

NET ASSETS CONSIST OF:
Paid-in capital	$380,626,334
Accumulated loss	(153,316,323)

NET ASSETS	$227,310,011

Shares outstanding	9,900,000

Net asset value	$22.96

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$3,369,293
(b) Investments, at cost — Unaffiliated	$284,300,863
(c) Investments, at cost — Affiliated	$4,793,439
(d) Foreign currency, at cost	$314,696
(e) Foreign currency collateral pledged, at cost	$56,770

See notes to financial statements.

26	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended October 31, 2020

	iShares Cohen & Steers REIT ETF	iShares Core U.S. REIT ETF	iShares Global REIT ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$25,429,433	$19,887,707	$34,091,662
Dividends — Affiliated	2,619	1,958	2,845
Securities lending income — Affiliated — net	76,125	155,729	491,840
Foreign taxes withheld	—	—	(1,440,647)

Total investment income	25,508,177	20,045,394	33,145,700

EXPENSES
Investment advisory fees	3,072,971	557,499	1,418,516
Miscellaneous	264	264	264

Total expenses	3,073,235	557,763	1,418,780

Net investment income	22,434,942	19,487,631	31,726,920

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	7,888,841	(17,562,684)	(34,176,943)
Investments — Affiliated	18,999	4,869	(2,957)
In-kind redemptions — Unaffiliated	28,892,027	8,823,348	24,715,234
Futures contracts	367,055	660,229	1,260,166
Foreign currency transactions	—	—	118,918

Net realized gain (loss)	37,166,922	(8,074,238)	(8,085,582)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(50,933,303)	8,933,761	1,756,181
Investments — Affiliated	(32,352)	(16,507)	(15,584)
Futures contracts	(362,506)	(394,628)	(802,186)
Foreign currency translations	—	—	(73,679)

Net change in unrealized appreciation (depreciation)	(51,328,161)	8,522,626	864,732

Net realized and unrealized gain (loss)	(14,161,239)	448,388	(7,220,850)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,273,703	$19,936,019	$24,506,070

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited) (continued)

Six Months Ended October 31, 2020

iShares International Developed Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,832,036
Dividends — Affiliated	98
Securities lending income — Affiliated — net	124,138
Other income — Unaffiliated	423
Foreign taxes withheld	(367,588)
Foreign withholding tax claims	1,529

Total investment income	4,590,636

EXPENSES
Investment advisory fees	607,534
Miscellaneous	264

Total expenses	607,798

Net investment income	3,982,838

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,742,105)
Investments — Affiliated	(2,752)
In-kind redemptions — Unaffiliated	(2,021,947)
Futures contracts	271,835
Foreign currency transactions	74,605

Net realized loss	(8,420,364)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	12,265,739
Investments — Affiliated	(1,665)
Futures contracts	(182,526)
Foreign currency translations	(12,818)

Net change in unrealized appreciation (depreciation)	12,068,730

Net realized and unrealized gain	3,648,366

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,631,204

See notes to financial statements.

28	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Cohen & Steers REIT ETF		IShares Core U.S. REIT ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,434,942	$55,315,585	$19,487,631	$48,269,628
Net realized gain (loss)	37,166,922	58,518,629	(8,074,238)	31,905,082
Net change in unrealized appreciation (depreciation)	(51,328,161)	(302,415,032)	8,522,626	(337,896,791)

Net increase (decrease) in net assets resulting from operations	8,273,703	(188,580,818)	19,936,019	(257,722,081)

DISTRIBUTIONS TO SHAREHOLDERS(a)

Decrease in net assets resulting from distributions to shareholders	(21,685,507)	(57,779,284)	(21,286,510)	(55,248,742)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(63,438,324)	(97,904,801)	40,700,652	362,362,438

NET ASSETS
Total increase (decrease) in net assets	(76,850,128)	(344,264,903)	39,350,161	49,391,615
Beginning of period	1,842,860,998	2,187,125,901	1,339,442,890	1,290,051,275

End of period	$1,766,010,870	$1,842,860,998	$1,378,793,051	$1,339,442,890

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	iShares Global REIT ETF		iShares International Developed Real Estate ETF
	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20	Six Months Ended 10/31/20 (unaudited)	Year Ended 04/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$31,726,920	$60,463,596	$3,982,838	$11,291,346
Net realized gain (loss)	(8,085,582)	(19,632,563)	(8,420,364)	5,959,927
Net change in unrealized appreciation (depreciation)	864,732	(457,762,007)	12,068,730	(73,663,655)

Net increase (decrease) in net assets resulting from operations	24,506,070	(416,930,974)	7,631,204	(56,412,382)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(35,846,728)	(99,617,820)	(3,892,808)	(29,166,474)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	130,920,267	779,725,811	(35,812,041)	(132,369,027)

NET ASSETS
Total increase (decrease) in net assets	119,579,609	263,177,017	(32,073,645)	(217,947,883)
Beginning of period	1,900,333,664	1,637,156,647	259,383,656	477,331,539

End of period	$2,019,913,273	$1,900,333,664	$227,310,011	$259,383,656

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Cohen & Steers REIT ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$99.35		$111.02	$93.99	$99.68	$100.01	$95.12

Net investment income(a)	1.25		2.77	2.55	2.60	2.42	2.23
Net realized and unrealized gain (loss)(b)	(0.73)		(11.56)	17.50	(5.17)	1.15	6.33

Net increase (decrease) from investment operations	0.52		(8.79)	20.05	(2.57)	3.57	8.56

Distributions(c)
From net investment income	(1.21)		(2.88)	(3.02)	(3.12)	(3.90)	(3.67)

Total distributions	(1.21)		(2.88)	(3.02)	(3.12)	(3.90)	(3.67)

Net asset value, end of period	$98.66		$99.35	$111.02	$93.99	$99.68	$100.01

Total Return
Based on net asset value	0.51	%(d)	(8.10)%	21.70%	(2.68)%	3.58%	9.22%

Ratios to Average Net Assets
Total expenses	0.33	%(e)	0.34%	0.34%	0.34%	0.34%	0.35%

Net investment income	2.42	%(e)	2.43%	2.51%	2.63%	2.37%	2.33%

Supplemental Data
Net assets, end of period (000)	$1,766,011		$1,842,861	$2,187,126	$2,476,649	$3,239,748	$3,680,246

Portfolio turnover rate(f)	10	%(d)	19%	17%	12%	8%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core U.S. REIT ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$42.45		$51.60	$45.73	$48.93	$47.95	$46.04

Net investment income(a)	0.62		1.62	1.79	1.70	1.27	1.02
Net realized and unrealized gain (loss)(b)	0.22		(8.95)	6.59	(3.20)	1.60	2.77

Net increase (decrease) from investment operations	0.84		(7.33)	8.38	(1.50)	2.87	3.79

Distributions(c)
From net investment income	(0.67)		(1.80)	(2.44)	(1.70)	(1.89)	(1.88)
From net realized gain	—		(0.02)	(0.07)	—	—	—

Total distributions	(0.67)		(1.82)	(2.51)	(1.70)	(1.89)	(1.88)

Net asset value, end of period	$42.62		$42.45	$51.60	$45.73	$48.93	$47.95

Total Return
Based on net asset value	1.96	%(d)	(14.60)%	18.82%	(3.18)%	6.02%	8.48%

Ratios to Average Net Assets
Total expenses	0.08	%(e)	0.08%	0.08%	0.08%	0.28%	0.48%

Net investment income	2.80	%(e)	3.12%	3.64%	3.60%	2.57%	2.22%

Supplemental Data
Net assets, end of period (000)	$1,378,793		$1,339,443	$1,290,051	$514,475	$124,765	$74,323

Portfolio turnover rate(f)	3	%(d)	8%	11%	8%	30%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global REIT ETF

Six Months Ended 10/31/20 (unaudited)			Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17	Year Ended 04/30/16

Net asset value, beginning of period	$20.42		$26.53	$24.82	$25.42	$26.35	$25.81

Net investment income(a)	0.33		0.88	0.98	0.97	0.86	0.87
Net realized and unrealized gain (loss)(b)	(0.04)		(5.54)	2.08	(0.56)	(0.47)	0.64

Net increase (decrease) from investment operations	0.29		(4.66)	3.06	0.41	0.39	1.51

Distributions(c)
From net investment income	(0.37)		(1.45)	(1.35)	(0.99)	(1.29)	(0.97)
From net realized gain	—		—	—	(0.02)	(0.03)	—

Total distributions	(0.37)		(1.45)	(1.35)	(1.01)	(1.32)	(0.97)

Net asset value, end of period	$20.34		$20.42	$26.53	$24.82	$25.42	$26.35

Total Return
Based on net asset value	1.39	%(d)	(18.47)%	12.77%	1.61%	1.53%	6.17%

Ratios to Average Net Assets
Total expenses	0.14	%(e)	0.14%	0.14%	0.14%	0.14%	0.14%

Net investment income	3.13	%(e)	3.36%	3.85%	3.83%	3.31%	3.47%

Supplemental Data
Net assets, end of period (000)	$2,019,913		$1,900,334	$1,637,157	$913,379	$350,819	$144,910

Portfolio turnover rate(f)	4	%(d)	8%	9%	7%	5%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares International Developed Real Estate ETF

	Six Months Ended 10/31/20 (unaudited)		Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18	Year Ended 04/30/17		Year Ended 04/30/16

Net asset value, beginning of period	$22.75		$29.65	$30.40	$28.11	$30.06		$32.17

Net investment income(a)	0.38		0.86	0.93	0.91	0.82		0.75
Net realized and unrealized gain (loss)(b)	0.20		(5.47)	(0.55)	2.86	(0.76)		(1.79)

Net increase (decrease) from investment operations	0.58		(4.61)	0.38	3.77	0.06		(1.04)

Distributions(c)
From net investment income	(0.37)		(2.29)	(1.13)	(1.48)	(2.01)		(1.07)

Total distributions	(0.37)		(2.29)	(1.13)	(1.48)	(2.01)		(1.07)

Net asset value, end of period	$22.96		$22.75	$29.65	$30.40	$28.11		$30.06

Total Return
Based on net asset value	2.52	%(d)	(16.93)%	1.39%	13.69%	0.63	%(e)	(3.11)%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.48%	0.48%	0.48%		0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.48%	N/A	0.48%		N/A

Net investment income	3.15	%(f)	2.99%	3.20%	3.08%	2.85	%(e)	2.56%

Supplemental Data
Net assets, end of period (000)	$227,310		$259,384	$477,332	$535,093	$519,971		$700,478

Portfolio turnover rate(g)	7	%(d)	10%	8%	8%	7%		12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases:
•	Total return by 0.04%.
•	Ratio of net investment income to average net assets by 0.01%.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 0 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Cohen & Steers REIT	Non-diversified
Core U.S. REIT	Diversified
Global REIT	Diversified
International Developed Real Estate	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the statement of operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2020, if any, are disclosed in the statement of assets and liabilities.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

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Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of October 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of October 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA as of October 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Core U.S. REIT
Barclays Capital Inc.	$5,234	$5,234	$—	$—
Goldman Sachs & Co.	916,355	916,355	—	—
JPMorgan Securities LLC	9,516	9,516	—	—
Morgan Stanley & Co. LLC	1,728,581	1,728,581	—	—
State Street Bank & Trust Company	2,271	2,271	—	—

	2,661,957	2,661,957	—	—

Global REIT
BNP Paribas Prime Brokerage International Ltd.	$7,375	$7,375	$—	$—
BofA Securities, Inc.	2,456,301	2,456,301	—	—
Citigroup Global Markets Inc.	40,931	40,931	—	—
Credit Suisse Securities (USA) LLC	383,576	383,576	—	—
Goldman Sachs & Co.	2,117,931	2,117,931	—	—
HSBC Bank PLC	578,032	578,032	—	—
JPMorgan Securities LLC	2,837,925	2,837,925	—	—
National Financial Services LLC	1,598,200	1,598,200	—	—
State Street Bank & Trust Company	780,976	780,976	—	—

	10,801,247	10,801,247	—	—

International Developed Real Estate
BofA Securities, Inc.	$136,369	$136,369	$—	$—
Goldman Sachs & Co.	354,941	354,941	—	—
HSBC Bank PLC	207,856	207,856	—	—
JPMorgan Securities LLC	18,983	18,983	—	—
Morgan Stanley & Co. LLC	1,281,240	1,281,240	—	—
SG Americas Securities LLC	1,369,904	1,369,904	—	—

	3,369,293	3,369,293	—	—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the statement of assets and liabilities.

Securities deposited as initial margin are designated in the schedule of investments and cash deposited, if any, are shown as cash pledged for futures contracts in the statement of assets and liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Cohen & Steers REIT ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.3500%
Over $121 billion, up to and including $181 billion	0.3325
Over $181 billion, up to and including $231 billion	0.3159
Over $231 billion, up to and including $281 billion	0.3001
Over $281 billion	0.2851

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core U.S. REIT	0.08%
Global REIT	0.14
International Developed Real Estate	0.48

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money

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Notes to Financial Statements (unaudited) (continued)

market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Cohen & Steers REIT ETF and iShares Core U.S. REIT ETF (the “Group 1 Funds”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Global REIT ETF and iShares International Developed Real Estate ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended October 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Cohen & Steers REIT	$32,069
Core U.S. REIT	57,973
Global REIT	116,475
International Developed Real Estate	28,380

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Cohen & Steers REIT	$10,274,434	$1,526,490	$(577,952)
Core U.S. REIT	4,353,624	4,946,260	(2,578,138)
Global REIT	2,866,242	12,896,911	(7,067,747)
International Developed Real Estate	1,005,495	753,874	(418,735)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2020, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Cohen & Steers REIT	$180,915,885	$173,956,318
Core U.S. REIT	40,997,852	34,426,962
Global REIT	102,957,782	71,191,688
International Developed Real Estate	16,483,019	17,466,267

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Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2020, purchases and sales related to in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Cohen & Steers REIT	$62,225,987	$125,523,023
Core U.S. REIT	203,161,503	162,845,260
Global REIT	213,523,835	113,515,198
International Developed Real Estate	13,292,890	47,643,152

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2020, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Cohen & Steers REIT	$74,530,498
Global REIT	10,949,984
International Developed Real Estate	66,975,112

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of October 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cohen & Steers REIT	$1,862,446,816	$285,767,512	$(382,853,850)	$(97,086,338)
Core U.S. REIT	1,648,081,927	110,840,695	(378,405,652)	(267,564,957)
Global REIT	2,451,862,965	132,807,823	(561,238,106)	(428,430,283)
International Developed Real Estate	295,787,573	21,905,966	(87,148,004)	(65,242,038)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

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Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the statement of assets and liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the schedule of investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the schedule of investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”) by the end of 2021, and it is expected that LIBOR will cease to be published after that time. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations,

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Notes to Financial Statements (unaudited) (continued)

financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/20		Year Ended 04/30/20
iShares ETF	Shares	Amount	Shares	Amount
Cohen & Steers REIT
Shares sold	600,000	$62,438,070	2,050,000	$241,031,203
Shares redeemed	(1,250,000)	(125,876,394)	(3,200,000)	(338,936,004)

Net decrease	(650,000)	(63,438,324)	(1,150,000)	(97,904,801)

Core U.S. REIT
Shares sold	4,750,000	204,398,767	15,600,000	781,521,024
Shares redeemed	(3,950,000)	(163,698,115)	(9,050,000)	(419,158,586)

Net increase	800,000	40,700,652	6,550,000	362,362,438

Global REIT
Shares sold	11,900,000	251,029,969	37,850,000	946,728,517
Shares redeemed	(5,650,000)	(120,109,702)	(6,500,000)	(167,002,706)

Net increase	6,250,000	130,920,267	31,350,000	779,725,811

International Developed Real Estate
Shares sold	600,000	13,805,489	400,000	12,029,743
Shares redeemed	(2,100,000)	(49,617,530)	(5,100,000)	(144,398,770)

Net decrease	(1,500,000)	(35,812,041)	(4,700,000)	(132,369,027)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares International Developed Real Estate ETF is able to pass through to shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated

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Notes to Financial Statements (unaudited) (continued)

January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court. On May 27, 2020, the California Supreme Court denied Plaintiff’s petition for review. The case is now closed.

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

On September 17, 2020, the Board approved a two-for-one stock split for the iShares Cohen & Steers REIT ETF, effective after the close of trading on December 4, 2020. The impact of the stock split will be to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund.

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Board Review and Approval of Investment Advisory Contract

iShares Cohen & Steers REIT ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

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Board Review and Approval of Investment Advisory Contract (continued)

funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board further noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares Core U.S. REIT ETF, iShares Global REIT ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers;

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Board Review and Approval of Investment Advisory Contract (continued)

risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue,

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Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

iShares International Developed Real Estate ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At meetings on April 17, 2020 and May 19, 2020, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	47

Board Review and Approval of Investment Advisory Contract (continued)

independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 8-10, 2020, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Contract are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that overall fund expenses (net of waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of waivers and reimbursements ) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2019, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided at the June 8-10, 2020 meeting and throughout the year.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	49

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2020

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. REIT	$0.673175	$—	$—	$0.673175	100%	—%	—%	100%
Global REIT(a)	0.344725	—	0.027889	0.372614	93	—	7	100
International Developed Real Estate(a)	0.353469	—	0.019407	0.372876	95	—	5	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The iShares Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	51

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc. or FTSE International Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-405-1020

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a)  (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: January 06, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: January 06, 2021

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: January 06, 2021